FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04149
                                                     ---------

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end: 2/28
                         ----

Date of reporting period: 5/31/09
                          -------


Item 1. Schedule of Investments.


Franklin Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2009

CONTENTS

Franklin Alabama Tax-Free Income Fund ....................................     3
Franklin Arizona Tax-Free Income Fund ....................................     6
Franklin Colorado Tax-Free Income Fund ...................................    12
Franklin Connecticut Tax-Free Income Fund ................................    17
Franklin Double Tax-Free Income Fund .....................................    21
Franklin Federal Intermediate-Term Tax-Free Income Fund ..................    25
Franklin Federal Limited-Term Tax-Free Income Fund .......................    36
Franklin Florida Tax-Free Income Fund ....................................    45
Franklin Georgia Tax-Free Income Fund ....................................    52
Franklin High Yield Tax-Free Income Fund .................................    57
Franklin Insured Tax-Free Income Fund ....................................    83
Franklin Kentucky Tax-Free Income Fund ...................................    99
Franklin Louisiana Tax-Free Income Fund ..................................   103
Franklin Maryland Tax-Free Income Fund ...................................   107
Franklin Massachusetts Tax-Free Income Fund ..............................   111
Franklin Michigan Tax-Free Income Fund ...................................   115
Franklin Minnesota Tax-Free Income Fund ..................................   122
Franklin Missouri Tax-Free Income Fund ...................................   128
Franklin New Jersey Tax-Free Income Fund .................................   134
Franklin North Carolina Tax-Free Income Fund .............................   141
Franklin Ohio Tax-Free Income Fund .......................................   148
Franklin Oregon Tax-Free Income Fund .....................................   160
Franklin Pennsylvania Tax-Free Income Fund ...............................   167
Franklin Virginia Tax-Free Income Fund ...................................   174
Notes to Statements of Investments .......................................   179
Selected Portfolio Abbreviations .........................................   183

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS 97.6%
       ALABAMA 85.8%
       Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured,
          5.625%, 9/01/24 ...................................................................   $      2,500,000   $      2,559,825
       Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
          AMBAC Insured, 5.25%, 8/15/24 .....................................................          1,755,000          1,816,425
       Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
          AMBAC Insured, 5.00%, 8/15/23 .....................................................          4,435,000          4,533,767
       Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24 ......................          3,470,000          3,733,338
       Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ...............................          2,055,000          2,071,502
       Athens GO, wts., XLCA Insured, 5.00%, 2/01/36 ........................................          2,560,000          2,490,010
       Auburn GO, Refunding, FSA Insured, 5.00%, 1/01/24 ....................................          1,500,000          1,523,820
       Auburn University General Fee Revenue, Auburn University, Series A, FSA Insured,
          5.00%, 6/01/38 ....................................................................          7,000,000          7,078,120
       Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ......................................          1,990,000          1,912,032
       Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series
          A, Assured Guaranty, 5.00%, 6/01/39 ...............................................          3,825,000          3,732,129
       Birmingham Southern College Private Educational Building Authority Tuition Revenue,
          Refunding, 5.35%, 12/01/19 ........................................................          1,000,000            866,020
       Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%,
          1/01/39 ...........................................................................          5,000,000          4,999,800
       Butler County IDA Environmental Improvement Revenue, International Paper, Series A,
          7.00%, 9/01/32 ....................................................................          1,000,000            844,450
       Butler County Public Education Cooperative District, Series A, XLCA Insured, 5.00%,
          7/01/37 ...........................................................................          9,025,000          7,506,724
       Central Elmore Water and Sewer Authority Revenue, Water, MBIA Insured, 5.00%, 1/01/29           4,290,000          4,311,321
       Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
          12/01/23 ..........................................................................          4,000,000          4,186,880
       Coffee County PBA, Building Revenue, MBIA Insured, 5.00%, 9/01/27 ....................          2,145,000          2,221,062
       Cullman and Jefferson Counties Gas District Gas Revenue, MBIA Insured, 5.85%,
          7/01/24 ...........................................................................          2,000,000          2,083,400
       DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36 ............          7,000,000          5,456,500
       East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put
          9/01/18,
          Series A, 5.25%, 9/01/36 ..........................................................          5,000,000          4,748,700
          Series B, 5.50%, 9/01/33 ..........................................................          4,500,000          4,363,380
       Etowah County Board of Education Special Tax, School wts., FSA Insured, 5.00%,
          9/01/24 ...........................................................................          4,235,000          4,383,521
          9/01/28 ...........................................................................          2,000,000          2,035,780
          9/01/33 ...........................................................................          2,500,000          2,506,450
       Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 .........................          1,500,000          1,527,975
       Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
          9/01/14 ...........................................................................          2,000,000          2,005,900
       Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 .........................          1,415,000          1,443,541
       Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ..................          2,000,000          2,042,220
       Houston County Health Care Authority Revenue,
          AMBAC Insured, Pre-Refunded, 6.125%, 10/01/25 .....................................          1,000,000          1,026,850
          AMBAC Insured, Pre-Refunded, 6.25%, 10/01/30 ......................................          3,150,000          3,235,837
          Series A, AMBAC Insured, 5.25%, 10/01/30 ..........................................          5,000,000          4,121,800
       Huntsville Health Care Authority Revenue, Series A, MBIA Insured, Pre-Refunded,
          5.40%, 6/01/22 ....................................................................          4,000,000          4,514,640
          5.50%, 6/01/27 ....................................................................          3,820,000          4,322,445
       Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Refunding
          and Improvement, MBIA Insured, 5.00%, 10/01/33 ....................................          8,000,000          8,009,680


                    Quarterly Statements of Investments | 3

Franklin Tax-Free Trust

       FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ALABAMA (CONTINUED)
       Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22    $      3,000,000   $      3,061,800
       Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ....          2,000,000          1,084,840
       Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13 ............................            200,000            223,730
       Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group,
          Series A, MBIA Insured,
          5.625%, 7/01/21 ...................................................................          3,000,000          2,788,140
          5.375%, 7/01/29 ...................................................................          3,095,000          2,496,025
          Pre-Refunded, 5.375%, 7/01/29 .....................................................          1,905,000          1,931,403
       Leeds Public Educational Building Authority Educational Facilities Revenue,
          Assured Guaranty,
          5.125%, 4/01/33 ...................................................................          7,410,000          7,485,434
       Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
          12/01/29 ..........................................................................          1,540,000          1,573,125
          12/01/31 ..........................................................................          3,910,000          3,944,994
       Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series
          A, AMBAC Insured, 5.00%, 9/01/34 ..................................................          1,000,000            969,250
       Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,
          Assured Guaranty, 5.125%, 9/01/34 .................................................            600,000            612,132
       Madison GO, wts.,
          AMBAC Insured, Pre-Refunded, 5.35%, 2/01/26 .......................................          2,410,000          2,608,463
          Refunding, XLCA Insured, 4.75%, 12/01/36 ..........................................          2,455,000          2,349,681
       Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A,
          XLCA Insured, 4.75%, 12/01/31 .....................................................          7,500,000          7,209,300
       Marshall County Health Care Authority GO, Refunding, AMBAC Insured, 4.75%, 2/01/33 ...          3,000,000          2,783,250
       Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 .....          2,170,000          1,978,563
       Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC
          Insured, Pre-Refunded,
          5.10%, 3/01/22 ....................................................................          2,265,000          2,423,527
          5.125%, 3/01/31 ...................................................................          8,230,000          8,809,557
       Mobile GO, wts., 5.50%, 2/15/30 ......................................................          2,000,000          2,027,420
       Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC
          Insured, 5.00%, 1/01/36 ...........................................................         10,000,000         10,150,700
       Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ...............          1,935,000          1,874,686
       Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ...................          1,550,000          1,670,807
       Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
          5/15/35 ...........................................................................          2,000,000          2,003,000
       Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ...................................          2,610,000          2,660,295
       Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ......................          1,700,000          1,817,504
       Tallassee GO, Water Gas and Sewer wts., AMBAC Insured,
          5.25%, 5/01/31 ....................................................................            465,000            474,016
          Pre-Refunded, 5.25%, 5/01/31 ......................................................            670,000            729,798
       Troy Public Educational Building Authority Dormitory Revenue, Troy University
          Housing  LLC Project, Series A, CIFG Insured, 5.00%, 9/01/32 ......................          5,000,000          4,787,600
       Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 .............          2,215,000          2,291,573
       Trussville GO, wts., Series A, FGIC Insured, 5.00%, 10/01/36 .........................          4,740,000          4,718,670
       Tuscaloosa Public Educational Building Authority Student Housing Revenue,
          Ridgecrest Student Housing LLC, Assured Guaranty, 6.75%, 7/01/38 ..................          5,000,000          5,509,250
       University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
          Insured,
          5.00%, 9/01/41 ....................................................................          9,000,000          7,663,680


                     4 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ALABAMA (CONTINUED)
       University of Montevallo Revenue, FSA Insured, Pre-Refunded, 5.30%, 5/01/22 ..........   $      1,940,000   $      2,118,868
       University of North Alabama Revenue,
          General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ..............................          4,395,000          4,438,906
          Student Housing, FGIC Insured, 5.00%, 11/01/29 ....................................          2,995,000          2,994,880
       University of South Alabama University Revenues, Facilities, Capital Improvement,
          BHAC Insured, 5.00%, 8/01/38 ......................................................          5,000,000          5,084,250
       Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial
          Hospital, Series A,
          5.65%, 11/01/22 ...................................................................          3,465,000          2,773,178
                                                                                                                   ----------------
                                                                                                                        234,338,139
                                                                                                                   ----------------
       U.S. TERRITORIES 11.8%
       PUERTO RICO 10.4%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
          Series A,
          6.00%, 7/01/38 ....................................................................          1,000,000            994,490
       Puerto Rico Commonwealth GO, Public Improvement,
          FSA Insured, Pre-Refunded, 5.25%, 7/01/27 .........................................          1,495,000          1,628,877
          FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ........................................          1,885,000          2,048,976
          Refunding, FSA Insured, 5.25%, 7/01/27 ............................................          1,005,000          1,003,794
          Refunding, FSA Insured, 5.125%, 7/01/30 ...........................................          1,115,000          1,076,633
          Series A, 5.125%, 7/01/31 .........................................................          3,550,000          3,100,890
          Series A, Pre-Refunded, 5.125%, 7/01/31 ...........................................          1,450,000          1,576,136
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation
          Revenue, Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36 ....................         10,000,000          9,608,800
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.50%, 7/01/38 ........          3,350,000          3,259,851
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/27 ...............................................            760,000            693,492
          Refunding, Series G, 5.00%, 7/01/26 ...............................................          1,000,000            875,240
          Series D, Pre-Refunded, 5.25%, 7/01/27 ............................................          2,305,000          2,532,573
                                                                                                                   ----------------
                                                                                                                         28,399,752
                                                                                                                   ----------------
       VIRGIN ISLANDS 1.4%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
          Refunding, Series A, 5.50%,
            10/01/13 ........................................................................          1,700,000          1,709,231
            10/01/22 ........................................................................          2,300,000          2,217,752
                                                                                                                   ----------------
                                                                                                                          3,926,983
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            32,326,735
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $271,890,095) 97.6% ..........................................                           266,664,874
       OTHER ASSETS, LESS LIABILITIES 2.4% ..................................................                             6,639,642
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    273,304,516
                                                                                                                   ================

See Abbreviations on page 183.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 5

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS 98.3%
       ARIZONA 84.1%
       Arizona Health Facilities Authority Hospital System Revenue,
          John C. Lincoln Health Network, Pre-Refunded, 5.75%, 12/01/32 .....................   $      3,280,000   $      3,782,758
          Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 .......................            785,000            812,922
       Arizona Health Facilities Authority Revenue,
          Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38 ..................         15,000,000         15,401,550
          Banner Health, Series A, 5.00%, 1/01/35 ...........................................         10,000,000          9,252,700
          Banner Health, Series D, 5.50%, 1/01/38 ...........................................         17,500,000         17,280,200
          Catholic Healthcare West, Series A, 6.625%, 7/01/20 ...............................          6,390,000          6,875,129
       Arizona School Facilities Board COP, 5.50%, 9/01/23 ..................................         10,000,000         10,418,300
       Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
          AMBAC Insured, Pre-Refunded, 5.125%, 6/01/25 ......................................          2,000,000          2,165,000
       Arizona State Board of Regents University System Revenue, Series C, 6.00%,
          7/01/26 ...........................................................................          2,500,000          2,798,600
          7/01/27 ...........................................................................          3,000,000          3,341,670
          7/01/28 ...........................................................................          3,350,000          3,713,073
       Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured,
          5.00%, 8/01/33 ....................................................................          1,000,000          1,003,990
       Arizona State University COP,
          Arizona State University Project, MBIA Insured, Pre-Refunded, 5.10%, 7/01/24 ......          1,875,000          2,081,456
          Arizona State University Project, MBIA Insured, Pre-Refunded, 5.10%, 7/01/25 ......          2,640,000          2,930,690
          Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 ...........          1,350,000          1,349,987
          Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 ...................         17,250,000         16,572,247
       Arizona State University Revenues,
          FGIC Insured, 5.00%, 7/01/23 ......................................................          2,890,000          2,976,209
          FGIC Insured, 5.00%, 7/01/25 ......................................................          2,250,000          2,302,043
          System, FGIC Insured, Pre-Refunded, 5.875%, 7/01/25 ...............................          1,000,000          1,014,290
          System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ..................................          1,895,000          1,927,689
       Arizona Student Loan Acquisition Authority Student Loan Revenue,
          junior sub., Refunding, Series B-1, 6.15%, 5/01/29 ................................          1,000,000            954,710
          Refunding, Senior Series A-1, 5.90%, 5/01/24 ......................................          1,500,000          1,485,255
       Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility,
          Series A, MBIA Insured, 5.00%, 7/01/28 ............................................          7,000,000          6,823,320
       Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured,
          6.125%, 7/20/41 ...................................................................          2,230,000          2,271,166
       Downtown Phoenix Hotel Corp. Revenue,
          Senior Series A, FGIC Insured, 5.00%, 7/01/40 .....................................         26,485,000         20,049,145
          sub. bond, Series B, FGIC Insured, 5.00%, 7/01/36 .................................         18,995,000         17,206,621
          sub. bond, Series B, FGIC Insured, 5.00%, 7/01/40 .................................         12,845,000         11,108,870
       Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28 ...........         10,000,000         10,375,600
       Gilbert Water Resource Municipal Property Corp. Water System Development Fee Water
          Revenue, sub. lien, MBIA Insured, 5.00%, 10/01/29 .................................         25,000,000         25,116,750
       Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding,
          5.00%, 12/01/32 ...................................................................          4,025,000          3,302,794
          5.00%, 12/01/42 ...................................................................         12,870,000         10,104,366
          Series B, 5.00%, 12/01/37 .........................................................          3,000,000          2,403,210
       Glendale IDAR, Midwestern University, Refunding, 5.00%, 5/15/31 ......................          7,080,000          6,578,382
       Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
          7/01/33 ...........................................................................          1,000,000          1,008,760


                     6 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ...........   $      2,000,000   $      2,073,740
       Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien,
          Series A,
          6.25%, 7/01/38 ....................................................................         10,000,000         10,262,800
       Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%,
          7/15/32 ...........................................................................          8,945,000          9,003,858
       Greater Arizona Development Authority Infrastructure Revenue,
          Series A, MBIA Insured, 5.00%, 8/01/26 ............................................          4,425,000          4,542,617
          Series B, MBIA Insured, 5.00%, 8/01/35 ............................................          9,090,000          8,945,923
       Marana Municipal Property Corp. Municipal Facilities Revenue,
          Refunding, MBIA Insured, 5.25%, 7/01/22 ...........................................          1,100,000          1,106,787
          Series A, 5.00%, 7/01/28 ..........................................................          3,000,000          3,037,020
       Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35 .....         12,090,000         13,518,192
       Maricopa County IDA, MFHR,
          Senior National Health Facilities II, Project A, FSA Insured, ETM, 5.50%,
             1/01/18 ........................................................................          2,000,000          2,307,060
          Villas de Merced Apartments Project, Series A, GNMA Secured, 5.50%, 12/20/37 ......            570,000            565,115
          Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 .............          1,650,000          1,574,760
       Maricopa County IDA Health Facility Revenue,
          Catholic Healthcare West, Refunding, Series A, 5.375%, 7/01/23 ....................          7,000,000          6,968,920
          Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .....................         13,950,000         13,662,211
          Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39 .....................          4,860,000          4,896,256
          Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 .............          3,000,000          3,014,880
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/16           1,520,000          1,527,539
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%, 7/01/21           9,600,000          9,431,904
          Mayo Clinic, 5.00%, 11/15/36 ......................................................         25,750,000         24,631,162
       Maricopa County IDA Hospital Facility Revenue,
          Mayo Clinic Hospital, 5.25%, 11/15/37 .............................................         16,000,000         15,868,480
          Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ..............................          3,000,000          2,973,630
          Samaritan Health Services, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ...........          1,890,000          2,358,077
       Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding,
          Series A, GNMA Secured, 5.00%, 8/20/35 ............................................          1,725,000          1,592,710
       Maricopa County PCC, PCR,
          El Paso Electric Co. Project, Series A, 7.25%, 2/01/40 ............................         10,000,000         10,806,300
          Public Service Co. Palo Verde Project, Series A, AMBAC Insured, 5.05%, 5/01/29 ....         11,500,000          9,475,195
       Maricopa County USD No. 89 Dysart GO, School Improvement, Project 06, Series B,
          FSA Insured, 5.00%, 7/01/27 .......................................................          5,015,000          5,179,642
       McAllister Academic Village LLC Revenue, Arizona State University Hassayampa,
          Refunding,
          5.25%, 7/01/33 ....................................................................          5,000,000          5,075,500
          5.00%, 7/01/38 ....................................................................          5,000,000          4,894,750
          Assured Guaranty, 5.25%, 7/01/33 ..................................................          2,525,000          2,572,344
          Assured Guaranty, 5.00%, 7/01/38 ..................................................          3,825,000          3,772,904
       Mesa Utility System Revenue,
          MBIA Insured, Pre-Refunded, 5.00%, 7/01/26 ........................................         10,000,000         11,478,000
          Refunding, Second Series, FGIC Insured, 4.50%, 7/01/28 ............................          2,500,000          2,506,650
       Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series E,
          5.75%, 6/01/34 ....................................................................          6,000,000          6,058,380
       Navajo County School District GO, School Improvement, Project 2008, Assured
          Guaranty, 5.50%, 7/01/28 ..........................................................          1,045,000          1,085,086
       Nogales Municipal Development Authority Inc. GO, MBIA Insured, 5.00%, 6/01/36 ........          6,075,000          5,252,263


                    Quarterly Statements of Investments | 7

Franklin Tax-Free Trust

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Northern Arizona University COP, Northern Arizona University Research Projects,
          AMBAC Insured, 5.00%,
          9/01/27 ...........................................................................   $      2,355,000   $      2,359,828
          9/01/30 ...........................................................................          6,360,000          5,994,236
       Northern Arizona University System Revenues, 5.00%, 6/01/38 ..........................          5,000,000          4,779,050
       Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 .........................          1,300,000          1,301,144
       Phoenix Civic Improvement Corp. Airport Revenue, senior lien,
          Series A, 5.00%, 7/01/38 ..........................................................         10,000,000         10,050,300
          Series B, FGIC Insured, 5.25%, 7/01/22 ............................................          3,000,000          2,938,770
          Series B, FGIC Insured, 5.25%, 7/01/23 ............................................          5,000,000          4,854,550
          Series B, FGIC Insured, 5.25%, 7/01/27 ............................................         15,250,000         14,268,967
       Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic
          Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
          7/01/27 ...........................................................................          3,945,000          3,321,769
          7/01/28 ...........................................................................          2,000,000          1,663,040
          7/01/29 ...........................................................................          2,000,000          1,647,980
          7/01/36 ...........................................................................          5,000,000          3,835,950
          7/01/37 ...........................................................................          7,000,000          5,348,350
       Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza
          Expansion Project, Series A,
          FGIC Insured, 5.00%, 7/01/41 ......................................................          5,000,000          5,028,400
          MBIA Insured, 5.00%, 7/01/35 ......................................................          5,550,000          5,604,778
       Phoenix Civic Improvement Corp. Wastewater System Revenue,
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ...........................          3,000,000          3,207,630
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ...........................          3,670,000          3,924,001
          junior lien, FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ...........................         24,715,000         26,425,525
          junior lien, MBIA Insured, 5.00%, 7/01/28 .........................................          2,000,000          2,040,320
          junior lien, MBIA Insured, 5.00%, 7/01/29 .........................................          3,405,000          3,461,319
          junior lien, Refunding, FGIC Insured, 5.00%, 7/01/20 ..............................          9,710,000          9,981,492
          junior lien, Refunding, FGIC Insured, 5.125%, 7/01/21 .............................         10,000,000         10,332,800
          junior lien, Refunding, FGIC Insured, 5.00%, 7/01/24 ..............................          7,050,000          7,184,796
          junior lien, Refunding, FSA Insured, 5.00%, 7/01/37 ...............................         13,515,000         13,576,899
          senior lien, Refunding, 5.50%, 7/01/24 ............................................          2,500,000          2,787,050
       Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, FGIC
       Insured,
          5.00%, 7/01/26 ....................................................................          3,250,000          3,322,345
       Phoenix GO, Various Purpose, Series B, 5.00%, 7/01/27 ................................          8,360,000          8,805,086
       Phoenix HFC Mortgage Revenue, Section 8 Assisted Projects, Refunding, Series A,
          MBIA Insured, 6.90%, 1/01/23 ......................................................          1,065,000          1,066,065
       Phoenix IDA Government Office Lease Revenue,
          Capitol Mall LLC Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 .............         22,300,000         23,685,722
          Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ................          3,445,000          3,472,457
          Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 ................          4,615,000          4,624,507
          Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ........................          4,300,000          4,358,738
          Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ........................          4,000,000          3,874,600
       Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing LLC,
          Series A, AMBAC Insured, 5.00%, 7/01/37 ...........................................         18,400,000         14,837,576
          Series C, AMBAC Insured, 5.00%, 7/01/37 ...........................................         10,000,000          8,063,900


                     8 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%,
          6/01/09 ...........................................................................   $        135,000   $        135,000
       Pima County IDA, SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ......................             30,000             30,124
       Pima County IDA Lease Revenue, Pima County Arizona, 5.00%, 9/01/39 ...................         15,000,000         14,109,450
       Pinal County Electric District No. 4 Electric System Revenue, 6.00%,
          12/01/23 ..........................................................................            525,000            507,754
          12/01/28 ..........................................................................            740,000            665,896
          12/01/38 ..........................................................................          1,150,000            969,439
       Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured
       Guaranty,
          6.50%, 7/15/24 ....................................................................          4,220,000          4,701,544
       Salt River Project Agricultural Improvement and Power District Electric System
          Revenue, Salt River Project,
          Refunding, Series A, 5.00%, 1/01/23 ...............................................          6,000,000          6,252,060
          Series A, 5.00%, 1/01/37 ..........................................................         16,000,000         16,151,040
          Series A, 5.00%, 1/01/39 ..........................................................         25,000,000         25,283,500
       Salt Verde Financial Corp. Senior Gas Revenue, 5.00%,
          12/01/32 ..........................................................................         10,000,000          8,174,300
          12/01/37 ..........................................................................         10,000,000          7,999,600
       San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA
          Insured, 5.00%, 7/01/38 ...........................................................          8,650,000          7,902,121
       Scottsdale GO, Refunding, 5.00%, 7/01/22 .............................................          3,000,000          3,120,330
       Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
          Pre-Refunded, 5.70%, 12/01/21 .....................................................          2,000,000          2,233,080
          Pre-Refunded, 5.80%, 12/01/31 .....................................................         14,865,000         16,633,786
          Refunding, Series A, 5.25%, 9/01/30 ...............................................          5,000,000          4,401,550
       Scottsdale Municipal Property Corp. Excise Tax Revenue, Pre-Refunded, 5.00%,
          7/01/24 ...........................................................................          5,000,000          5,725,950
       Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured,
          5.00%,
          12/01/25 ..........................................................................          1,420,000          1,275,330
          12/01/30 ..........................................................................          5,160,000          4,359,839
          12/01/35 ..........................................................................          2,000,000          1,649,320
       Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University
          of Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ....................          3,000,000          3,363,000
       Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
          7/01/28 ...........................................................................          4,275,000          4,310,867
          7/01/34 ...........................................................................         11,510,000         11,428,164
       Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
          5.40%, 11/20/22 ...................................................................          1,090,000          1,108,933
          5.45%, 11/20/32 ...................................................................          1,285,000          1,274,887
       Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ......         10,000,000          8,793,000
       Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A,
          AMBAC Insured, 5.00%, 7/15/32 .....................................................          1,000,000            901,910
       Tucson Water Revenue, Series D, FGIC Insured, Pre-Refunded, 5.25%, 7/01/23 ...........          3,000,000          3,011,400
       University Medical Center Corp. Hospital Revenue,
          5.00%, 7/01/35 ....................................................................          7,000,000          5,880,910
          6.50%, 7/01/39 ....................................................................          4,750,000          4,823,293


                    Quarterly Statements of Investments | 9

Franklin Tax-Free Trust

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       University of Arizona COP,
          Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ..........   $      1,115,000   $      1,115,000
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 ...........          7,070,000          7,159,223
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ...........          7,000,000          7,022,610
          University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ...........          5,565,000          5,477,463
          University of Arizona Projects, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
             6/01/22 ........................................................................          2,250,000          2,461,613
       Yavapai County IDA Hospital Facility Revenue, Yavapai Regional Medical Center,
          Series A, 6.00%, 8/01/33 ..........................................................          2,000,000          1,659,580
          Series B, 5.625%, 8/01/33 .........................................................          2,315,000          1,825,123
          Series B, 5.625%, 8/01/37 .........................................................         12,435,000          9,621,084
       Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 .....             75,000             75,232
       Yuma IDA Hospital Revenue, Yuma Regional Medical Center, FSA Insured, Pre-Refunded,
          5.50%, 8/01/21 ....................................................................          2,015,000          2,207,956
       Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
          7/01/25 ...........................................................................          3,100,000          3,126,102
                                                                                                                   ----------------
                                                                                                                        889,768,410
                                                                                                                   ----------------
       U.S. TERRITORIES 14.2%
       PUERTO RICO 14.0%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 .........................................................          5,000,000          3,624,100
       Puerto Rico Commonwealth GO,
          Public Improvement, Series A, 5.375%, 7/01/28 .....................................          3,355,000          3,080,293
          Series A, 5.25%, 7/01/37 ..........................................................         10,000,000          8,621,200
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Series B, Pre-Refunded, 6.00%, 7/01/39 ............................................         19,250,000         20,495,475
          Series D, Pre-Refunded, 5.375%, 7/01/36 ...........................................          5,000,000          5,543,900
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Hospital Revenue,
          Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ................          4,440,000          4,447,948
          Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured, 6.25%,
             7/01/24 ........................................................................          2,790,000          2,789,860
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ..............................................          8,190,000          7,324,399
          Series D, Pre-Refunded, 5.375%, 7/01/33 ...........................................         21,810,000         24,044,434
          Series I, 5.00%, 7/01/36 ..........................................................          7,000,000          5,855,990
          Series I, Pre-Refunded, 5.375%, 7/01/34 ...........................................         40,000,000         45,697,200
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.50%, 8/01/29 ......................................................         15,000,000         16,464,150
                                                                                                                   ----------------
                                                                                                                        147,988,949
                                                                                                                   ----------------


                    10 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.2%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%, 10/01/13 .........................................................   $       2,500,000  $      2,513,575
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                           150,502,524
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,057,001,777) 98.3% ........................................                         1,040,270,934
       OTHER ASSETS, LESS LIABILITIES 1.7% ..................................................                            18,365,015
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,058,635,949
                                                                                                                   ================

See Abbreviations on page 183.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN COLORADO TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 98.3%
       COLORADO 95.2%
       Adams County Revenue, Platte Valley Medical Center, Refunding, MBIA Insured, 5.00%,
          2/01/31 ...........................................................................   $     10,000,000   $      9,163,200
       Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
          5/15/34 ...........................................................................          2,000,000          2,080,760
          5/15/39 ...........................................................................          2,150,000          2,223,186
       Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
          12/01/32 ..........................................................................         15,000,000         14,396,700
       Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured,
          5.25%, 10/01/32 ...................................................................          1,000,000            839,220
          5.25%, 10/01/40 ...................................................................          8,200,000          6,605,510
          5.00%, 10/01/43 ...................................................................         10,000,000          6,825,600
       Arvada IDR, Wanco Inc. Project, 5.80%, 12/01/17 ......................................            480,000            451,757
       Aurora COP, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/30 .............................          4,935,000          5,278,871
       Aurora Hospital Revenue, The Children's Hospital Assn. Project, Series D, FSA
          Insured,
          5.00%, 12/01/33 ...................................................................         11,000,000         10,786,820
       Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
          8/01/36 ...........................................................................          5,880,000          5,914,868
          8/01/39 ...........................................................................         14,000,000         14,055,020
       Boulder County Development Revenue, University Corp. for Atmospheric Research,
          MBIA Insured, 5.00%, 9/01/33 ......................................................          1,500,000          1,421,235
       Boulder Larimer and Weld Counties Vrain Valley School District RE-1J GO, 5.00%,
          12/15/33 ..........................................................................          5,200,000          5,274,724
       Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34 ..................         10,775,000         11,047,715
       Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 .............          2,500,000          2,521,000
       Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%,
          12/01/34 ..........................................................................          8,655,000          8,849,478
       Broomfield COP,
          Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 .................          1,535,000          1,549,490
          Refunding, AMBAC Insured, 6.00%, 12/01/29 .........................................          2,000,000          2,018,300
       Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC
          Insured, 5.00%, 12/01/27 ..........................................................         10,000,000         10,038,100
       Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured,
          5.00%, 12/01/31 ...................................................................          7,500,000          7,449,900
       Colorado Board of Governors University Enterprise System Revenue, Series A, FGIC
          Insured, 5.00%, 3/01/37 ...........................................................         13,000,000         12,619,360
       Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ..............          6,915,000          6,885,542
       Colorado Educational and Cultural Facilities Authority Revenue,
          James Irwin Charter School, Refunding and Improvement, CIFG Insured, 5.00%,
             8/01/37 ........................................................................          6,060,000          5,669,251
          Student Housing, Campus Village Apartments, Refunding, 5.50%, 6/01/38 .............          9,000,000          8,611,020
          Student Housing, University of Colorado Foundation Project, AMBAC Insured,
             Pre-Refunded,
             5.00%, 7/01/27 .................................................................          6,545,000          7,173,385
          Student Housing, University of Colorado Foundation Project, AMBAC Insured,
             Pre-Refunded,
             5.00%, 7/01/32 .................................................................         10,005,000         10,965,580
       Colorado Health Facilities Authority Revenue,
          Catholic Health Initiatives, Series D, 6.125%, 10/01/28 ...........................          2,500,000          2,802,950
          Catholic Health Initiatives, Series D, 6.25%, 10/01/33 ............................          2,000,000          2,225,140
          Evangelical Lutheran Project, 5.25%, 6/01/31 ......................................          4,000,000          3,445,720
          Evangelical Lutheran Project, Series A, 5.25%, 6/01/34 ............................          3,500,000          2,974,965
          Good Samaritan Society Project, Refunding, Series A, 6.125%, 6/01/38 ..............          4,500,000          4,478,805
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
             5.00%, 12/01/25 ................................................................          3,050,000          2,545,103


                    12 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN COLORADO TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Colorado Health Facilities Authority Revenue, (continued)
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/26 ...................................................................   $      3,205,000   $      2,639,894
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/27 ...................................................................          3,365,000          2,732,851
          Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured,
          5.00%, 12/01/30 ...................................................................          3,000,000          2,332,650
          Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .................................          8,000,000          8,071,040
          Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 .......................          2,500,000          2,848,775
          Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 ........................          5,500,000          6,250,750
          Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding,
             Series A, FSA Insured, 5.20%, 3/01/31 ..........................................         10,000,000          9,845,600
          Valley View Hospital Assn., Refunding, 5.75%, 5/15/36 .............................          2,000,000          1,748,680
          Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29 ...................          4,000,000          3,146,360
       Colorado HFAR,
          MF, Project II, Series A-2, 5.30%, 10/01/23 .......................................          1,645,000          1,662,322
          MF, Project II, Series A-2, 5.375%, 10/01/32 ......................................          3,605,000          3,610,552
          MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ........................          2,630,000          2,647,516
          MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 ....................          1,000,000          1,001,620
          MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 .................................            475,000            477,617
       Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series
          A, 5.25%, 12/01/37 ................................................................          2,000,000          2,032,880
       Colorado Springs Hospital Revenue,
          6.375%, 12/15/30 ..................................................................          3,785,000          3,583,941
          FSA Insured, 5.00%, 12/15/32 ......................................................         11,250,000         11,157,525
          Pre-Refunded, 6.375%, 12/15/30 ....................................................          3,715,000          4,045,672
       Colorado Springs Utilities Revenue, sub. lien, System Improvement, Series B, 5.00%,
          11/15/33 ..........................................................................          3,000,000          3,035,670
       Colorado State Board of Governors University Enterprise System Revenue, Series A,
          5.00%, 3/01/34 ....................................................................          2,250,000          2,296,823
          3/01/39 ...........................................................................          7,200,000          7,304,904
       Colorado State COP, University of Colorado Denver Health Sciences Center Fitzsimons
          Academic Facility Project, Series B, MBIA Insured, 5.00%, 11/01/30 ................          5,000,000          5,070,950
       Colorado State Health Facilities Authority Revenue, Parkview Medical Center Inc. .....
          Project, Series A, 5.00%, 9/01/37 .................................................          8,000,000          6,116,240
       Colorado State Higher Education Capital Construction Lease Purchase Financing Program
          COP, 5.50%, 11/01/27 ..............................................................          7,275,000          7,718,920
       Colorado Water Resources and Power Development Authority Clean Water Revenue,
          Series A, 6.15%, 9/01/11 ..........................................................            125,000            124,998
          6.30%, 9/01/14 ....................................................................             25,000             24,999
       Colorado Water Resources and Power Development Authority Small Water Resource
          Revenue, Series A,
          FGIC Insured, Pre-Refunded, 5.80%, 11/01/20 .......................................          1,200,000          1,282,248
          National Public Financial Guarantee, 5.80%, 11/01/20 ..............................            800,000            820,312
       Colorado Water Resources and Power Development Authority Water Resources Revenue,
          Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 ........         10,000,000          9,466,700
          East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ...          1,590,000          1,551,140
          Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ..................          5,000,000          4,538,500


                    Quarterly Statements of Investments | 13

Franklin Tax-Free Trust

       FRANKLIN COLORADO TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Commerce City COP, AMBAC Insured, 5.00%, 12/15/37 ....................................   $     13,975,000   $     13,932,516
       Denver City and County Airport Revenue,
          Refunding, Series A, AMBAC Insured, 5.625%, 11/15/23 ..............................          4,500,000          4,520,025
          Series B, Pre-Refunded, 5.50%, 11/15/33 ...........................................          5,000,000          5,806,300
          Series D, 7.75%, 11/15/13 .........................................................            740,000            804,617
       Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ...          7,000,000          7,535,080
       Denver City and County School District No. 1 GO, Series A, 5.00%, 12/01/29 ...........          3,000,000          3,119,670
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured, 5.00%, 12/01/30 ..........................................................         15,000,000         11,259,600
       Denver Health and Hospital Authority Healthcare Revenue,
          Refunding, Series A, 5.25%, 12/01/31 ..............................................          9,250,000          7,324,057
          Series A, Pre-Refunded, 6.00%, 12/01/23 ...........................................          1,000,000          1,108,990
          Series A, Pre-Refunded, 6.00%, 12/01/31 ...........................................          5,400,000          5,988,546
          Series A, Pre-Refunded, 6.25%, 12/01/33 ...........................................          3,250,000          3,883,393
       Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured,
          5.00%, 11/01/35 ...................................................................          4,375,000          4,425,006
       E-470 Public Highway Authority Revenue,
          Capital Appreciation, Series A, MBIA Insured, zero cpn., 9/01/33 ..................          3,000,000            396,600
          Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/32 ..................          7,800,000          1,133,028
          Capital Appreciation, Series B, MBIA Insured, zero cpn., 9/01/34 ..................         14,075,000          1,708,564
          Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/29 .......................          4,575,000          4,948,412
          Senior Series A, MBIA Insured, Pre-Refunded, 5.75%, 9/01/35 .......................         10,825,000         11,708,536
       El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
          12/20/32 ..........................................................................          1,890,000          1,825,551
       El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ..............          1,500,000          1,615,635
       Erie Water Enterprise Revenue, Series A, FSA Insured, 5.00%, 12/01/32 ................         10,000,000         10,082,600
       Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, FGIC Insured,
          5.00%, 10/01/37 ...................................................................         12,830,000         11,965,643
       Garfield County Building Corp. COP, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/24 .....          1,000,000          1,035,610
       Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33 .....................          1,240,000          1,292,712
       La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
          5.75%, 4/01/14 ....................................................................          2,090,000          2,071,629
          6.00%, 4/01/19 ....................................................................          1,000,000            961,890
          6.10%, 4/01/24 ....................................................................          1,000,000            919,390
       Mesa State College Auxiliary Facilities Enterprise Revenue, 6.00%, 5/15/38 ...........          7,000,000          7,527,310
       Mesa State College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37 .................          5,765,000          5,887,449
       Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured,
          Pre-Refunded, 5.125%,
          6/15/26 ...........................................................................          6,550,000          7,145,199
          6/15/31 ...........................................................................          4,465,000          4,870,735
       Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
          Improvement, Assured Guaranty, 6.375%, 12/01/37 ...................................          7,000,000          7,374,990
       Public Authority for Colorado Energy Natural Gas Purpose Revenue, 6.50%, 11/15/38 ....          9,900,000          9,746,451
       Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
          11/01/21 ..........................................................................          4,300,000          4,616,265


                    14 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN COLORADO TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO (CONTINUED)
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Refunding, Series A, FSA Insured, 4.50%, 11/01/35 .................................   $      5,000,000   $      4,642,400
          Series A, AMBAC Insured, 5.00%, 11/01/31 ..........................................         14,150,000         14,456,913
       Saddle Rock South Metropolitan District No. 4 GO, Refunding, FSA Insured, 4.50%,
          12/01/34 ..........................................................................          4,000,000          3,605,880
       Thornton Development Authority Tax Increment Revenue, North Washington Street Urban
          Renewal, MBIA Insured, 5.00%, 12/01/29 ............................................          6,100,000          6,199,491
       Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .....................          7,010,000          7,192,681
       University of Colorado COP, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33 ....          3,570,000          3,995,223
       University of Colorado Enterprise System Revenue,
          Series A, 5.375%, 6/01/38 .........................................................          3,000,000          3,135,660
          University of Colorado Regents, MBIA Insured, 5.00%, 6/01/32 ......................          5,000,000          5,089,000
       University of Colorado Hospital Authority Revenue, Series A,
          5.00%, 11/15/37 ...................................................................          2,000,000          1,695,060
          5.25%, 11/15/39 ...................................................................          3,000,000          2,619,180
          Pre-Refunded, 5.60%, 11/15/25 .....................................................          1,900,000          2,090,076
       University of Northern Colorado Revenue, Auxiliary Facilities Systems, Refunding
          and Improvement, AMBAC Insured, 5.00%, 6/01/31 ....................................          3,000,000          2,960,610
       Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ...........          5,000,000          5,137,700
       Western State College Revenues, 5.00%,
          5/15/34 ...........................................................................          2,000,000          1,933,540
          5/15/39 ...........................................................................          2,000,000          1,916,140
       Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ....................          1,555,000          1,614,930
                                                                                                                   ----------------
                                                                                                                        555,203,407
                                                                                                                   ----------------
       U.S. TERRITORIES 3.1%
       PUERTO RICO 2.2%
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          Series B, 5.00%, 7/01/41 ..........................................................          5,000,000          4,091,350
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government,
          5.625%, 7/01/22 ...................................................................          1,335,000          1,334,893
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ..............................................          2,120,000          1,895,937
          Series I, Pre-Refunded, 5.375%, 7/01/34 ...........................................          5,000,000          5,712,150
                                                                                                                   ----------------
                                                                                                                         13,034,330
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.9%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A,
          5.40%, 10/01/12 ...................................................................          2,500,000          2,514,000
          5.50%, 10/01/22 ...................................................................          2,500,000          2,410,600
                                                                                                                   ----------------
                                                                                                                          4,924,600
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            17,958,930
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $584,114,362) ..............                           573,162,337
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 15

Franklin Tax-Free Trust

       FRANKLIN COLORADO TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT        VALUE
       --------------------------------------                                                   ----------------   ----------------
       SHORT TERM INVESTMENTS 1.7%
       MUNICIPAL BONDS 1.7%
       COLORADO 1.7%
(a)    Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program,
          Daily VRDN and Put, 0.30%, 2/01/35 ................................................   $      1,400,000   $      1,400,000
          Refunding, Series A-8, Daily VRDN and Put, 0.30%, 9/01/35 .........................          1,000,000          1,000,000
          Refunding, Series D-1, Daily VRDN and Put, 0.30%, 7/01/36 .........................          1,700,000          1,700,000
          Series A-4, Daily VRDN and Put, 0.30%, 2/01/34 ....................................            800,000            800,000
          Series A-7, Daily VRDN and Put, 0.30%, 7/01/29 ....................................            600,000            600,000
          Series A10, Daily VRDN and Put, 0.26%, 9/01/37 ....................................          2,100,000          2,100,000
          Series A-11, Daily VRDN and Put, 0.30%, 8/01/27 ...................................          1,280,000          1,280,000
          Series C-4, Daily VRDN and Put, 0.30%, 6/01/37 ....................................          1,000,000          1,000,000
(a)    Colorado Health Facilities Authority Revenue, The Visiting Nurse Corp., Daily VRDN and
          Put, 0.80%, 7/01/22 ...............................................................            290,000            290,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $10,170,000) ......................................                            10,170,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $594,284,362) 100.0% .........................................                           583,332,337
       OTHER ASSETS, LESS LIABILITIES 0.0%(b) ...............................................                                78,478
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    583,410,815
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                     16| Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT         VALUE
       -----------------------------------------                                                ----------------   ----------------
       MUNICIPAL BONDS 96.4%
       CONNECTICUT 75.1%
       Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 .................   $      1,000,000   $      1,064,690
       Connecticut State Airport Revenue, Bradley International Airport, Series A,
          FGIC Insured, 5.125%, 10/01/26 ....................................................          3,000,000          2,704,410
       Connecticut State Development Authority First Mortgage Gross Revenue,
          Health Care Project, Church Homes Inc. Project, Refunding, 5.80%, 4/01/21 .........          4,000,000          3,441,400
          Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured,
             5.625%, 9/01/22 ................................................................          2,000,000          1,534,660
          The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23 ..........................            750,000            642,885
          The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18 ....          1,100,000            980,320
       Connecticut State Development Authority PCR,
          Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ..................          5,500,000          5,544,055
          United Illuminating Co. Project, Mandatory Put 2/01/12, 5.75%, 6/01/26 ............          1,000,000          1,009,960
       Connecticut State Development Authority Revenue, Life Care Facilities,
          Seabury Project, Refunding, Radian Insured, 5.00%, 9/01/21 ........................          2,000,000          1,641,440
       Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG
          Power LLC Project, Series A, 5.75%, 11/01/37 ......................................          5,000,000          4,359,950
       Connecticut State Development Authority Water Facility Revenue, Bridgeport
          Hydraulic Co. Project, 6.15%, 4/01/35 .............................................          1,000,000            919,020
       Connecticut State GO,
          Series A, 5.00%, 2/15/29 ..........................................................         10,000,000         10,598,700
          Series B, Pre-Refunded, 5.00%, 6/15/20 ............................................         10,000,000         10,805,200
          Series B, Pre-Refunded, 5.00%, 6/15/22 ............................................          2,000,000          2,217,500
          Series C, FSA Insured, 5.00%, 6/01/26 .............................................          5,000,000          5,315,000
       Connecticut State Health and Educational Facilities Authority Revenue,
          Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ..........................          5,000,000          4,851,850
          Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36 .......................          1,000,000            832,070
          Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 .....................          3,250,000          3,203,785
          Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 ...........          1,215,000          1,196,982
          Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ............          1,000,000            971,320
          Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28 .........          2,250,000          2,464,043
          Connecticut College, Series D-1, MBIA Insured, Pre-Refunded, 5.75%, 7/01/30 .......          1,000,000          1,066,530
          Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ........          3,500,000          3,028,410
          Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
             7/01/25 ........................................................................          2,965,000          2,729,579
          Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%,
             7/01/30 ........................................................................          2,500,000          1,948,350
          Eastern Connecticut Health Network, Series A, Radian Insured, Pre-Refunded, 6.00%,
             7/01/25 ........................................................................          6,230,000          6,657,689
          Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 ........          1,500,000          1,520,940
          Fairfield University, Series M, 5.00%, 7/01/26 ....................................            450,000            454,563
          Fairfield University, Series M, 5.00%, 7/01/34 ....................................          1,000,000            978,970
          Fairfield University, Series N, 5.00%, 7/01/29 ....................................          7,000,000          6,955,900
          Greenwich Academy, Series B, FSA Insured, Pre-Refunded, 5.00%, 3/01/32 ............          4,210,000          4,542,590
          Hartford University, Series G, Radian Insured, 5.25%, 7/01/26 .....................          5,000,000          4,528,100
          Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ...................          3,130,000          3,140,955
          Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ............          1,000,000          1,010,630
          Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37 ...............          2,500,000          1,905,975
          Loomis Chafee School, Series G, 5.00%, 7/01/30 ....................................          3,000,000          2,972,880
          Loomis Chafee School, Series G, 5.00%, 7/01/38 ....................................          6,285,000          5,953,278


                    Quarterly Statements of Investments | 17

Franklin Tax-Free Trust

       FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT         VALUE
       -----------------------------------------                                                ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CONNECTICUT (CONTINUED)
       Connecticut State Health and Educational Facilities Authority Revenue, (continued)
          Lutheran General Health Care System, ETM, 7.375%, 7/01/19 .........................   $        400,000   $       492,864
          Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/26 ...............          1,730,000         1,789,287
          Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36 ...............          4,415,000         4,430,497
          New Horizons Village Project, 7.30%, 11/01/16 .....................................          2,905,000         2,904,593
          Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 .....................          1,675,000         1,649,054
          Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36 ....................          5,000,000         4,869,550
          Quinnipiac University, Series J, MBIA Insured, 5.00%, 7/01/37 .....................         15,000,000        14,843,100
          Quinnipiac University, Series K-1, MBIA Insured, 5.00%, 7/01/31 ...................          4,000,000         3,978,680
          Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37 ..........................          1,170,000         1,150,871
          Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ......          4,000,000         3,411,160
          Sacred Heart University, Series C, 6.50%, 7/01/16 .................................            205,000           205,098
          Sacred Heart University, Series C, 6.625%, 7/01/26 ................................            785,000           785,000
          Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38 ......................          5,000,000         5,047,050
          Series B, MBIA Insured, 5.00%, 7/01/33 ............................................          2,000,000         1,760,920
          St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..........................          4,615,000         3,818,866
          The William W. Backus Hospital, Series F, FSA Insured, 5.00%, 7/01/28 .............          1,500,000         1,489,005
          The William W. Backus Hospital, Series F, FSA Insured, 5.125%, 7/01/35 ............          4,025,000         3,925,904
          Trinity College, Refunding, Series J, MBIA Insured, 4.50%, 7/01/37 ................          2,000,000         1,826,360
          Trinity College, Series G, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31 ............          5,425,000         5,930,284
          Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ...........................          1,855,000         1,911,040
          Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ............          1,000,000           842,580
          Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37 ........................         10,660,000        10,595,827
          Westover School, Series A, Radian Insured, Pre-Refunded, 5.70%, 7/01/30 ...........          2,000,000         2,130,860
          Yale University, Series Y-1, 5.00%, 7/01/35 .......................................         15,000,000        15,378,450
          Yale University, Series Z-1, 5.00%, 7/01/42 .......................................         10,000,000        10,232,900
          Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31 ................         12,500,000        11,610,250
       Connecticut State HFAR,
          Housing Mortgage Finance Program, Refunding, Series E, Sub Series E-2, 5.20%,
             11/15/21 .......................................................................          1,840,000         1,844,361
          Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 .......................          2,715,000         2,720,131
          Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28 ........          4,650,000         4,657,440
          Housing Mortgage Finance Program, Series F, Sub Series F-2, 5.875%, 11/15/33 ......          5,000,000         5,230,300
          Housing Mortgage Finance Program, Series F, Sub Series F-2, 6.00%, 11/15/38 .......          2,000,000         2,090,860
          Special Obligation, Special Needs Housing, Series 1, AMBAC Insured,
             5.00%, 6/15/22 .................................................................          1,000,000         1,027,260
          Special Obligation, Special Needs Housing, Series 1, AMBAC Insured,
             5.00%, 6/15/32 .................................................................          1,000,000           932,650
          State Supported Special Obligation, Series 10, 5.00%, 6/15/28 .....................            420,000           435,082
       Connecticut State Higher Education Supplemental Loan Authority Revenue,
          Family Education Loan Program, Series A,
          AMBAC Insured, 6.00%, 11/15/18 ....................................................            540,000           542,657
          MBIA Insured, 5.50%, 11/15/17 .....................................................            395,000           394,459
       Connecticut State Revenue, Revolving Fund, Series A, 5.00%,
          7/01/26 ...........................................................................          6,025,000         6,415,962
          7/01/27 ...........................................................................          4,060,000         4,290,040
       Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
          Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 .............................          1,000,000         1,098,450
          Series B, AMBAC Insured, 5.00%, 12/01/20 ..........................................          5,000,000         5,189,650
          Series B, AMBAC Insured, 5.00%, 12/01/22 ..........................................          1,000,000         1,038,920


                     18| Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT         VALUE
       -----------------------------------------                                                ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CONNECTICUT (CONTINUED)
       Greater New Haven Water Pollution Control Authority Regional Water Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 11/15/24 ................................   $      3,315,000   $      3,397,510
          Refunding, Series A, MBIA Insured, 5.00%, 8/15/35 .................................          3,250,000          3,148,275
          Series A, FSA Insured, 5.00%, 11/15/37 ............................................          3,000,000          3,024,660
       New Haven GO,
          Series A, Assured Guaranty, 5.00%, 3/01/29 ........................................          1,000,000          1,020,810
          Series C, MBIA Insured, ETM, 5.00%, 11/01/22 ......................................             25,000             27,547
          Series C, MBIA Insured, Pre-Refunded, 5.00%, 11/01/22 .............................          2,975,000          3,298,740
       South Central Regional Water Authority Water System Revenue,
          Eighteenth Series B, MBIA Insured, 5.25%, 8/01/29 .................................          1,000,000          1,040,770
          Eighteenth Series B, MBIA Insured, 5.25%, 8/01/32 .................................          1,000,000          1,025,490
          Eighteenth Series B-1, MBIA Insured, 5.00%, 8/01/26 ...............................          3,500,000          3,631,810
          Refunding, Twenty-second Series, FSA Insured, 5.00%, 8/01/38 ......................          5,000,000          5,010,600
          Series A, MBIA Insured, 5.00%, 8/01/33 ............................................          6,000,000          6,030,900
       University of Connecticut Revenue, Student Fee,
          Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ................................         10,000,000         10,346,000
          Series A, 5.00%, 5/15/23 ..........................................................         10,000,000         10,348,600
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 .............................          1,500,000          1,628,190
                                                                                                                   ----------------
                                                                                                                        323,592,753
                                                                                                                   ----------------
       U.S. TERRITORIES 21.3%
       PUERTO RICO 20.0%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 .........................................................          4,000,000          2,899,280
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/44 ....................................................................          1,000,000            978,460
          Assured Guaranty, 5.00%, 7/01/28 ..................................................          2,000,000          1,940,120
       Puerto Rico Commonwealth GO, Public Improvement,
          MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ........................................          1,000,000          1,051,010
          Refunding, FSA Insured, 5.125%, 7/01/30 ...........................................            835,000            806,268
          Series A, 5.00%, 7/01/29 ..........................................................          1,000,000            871,500
          Series A, 5.125%, 7/01/31 .........................................................          3,195,000          2,790,801
          Series A, 5.00%, 7/01/33 ..........................................................            465,000            391,897
          Series A, 5.00%, 7/01/34 ..........................................................            280,000            234,693
          Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..............................          1,000,000          1,113,510
          Series A, Pre-Refunded, 5.00%, 7/01/33 ............................................            535,000            606,749
          Series B, 5.00%, 7/01/35 ..........................................................          1,895,000          1,607,074
          Series B, Pre-Refunded, 5.00%, 7/01/35 ............................................          3,105,000          3,654,088
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series A, 5.00%, 7/01/38 ...............................................            120,000             99,236
          Series G, 5.00%, 7/01/33 ..........................................................            400,000            337,508
          Series G, Pre-Refunded, 5.00%, 7/01/33 ............................................            600,000            681,738
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
          AMBAC Insured, 5.00%, 7/01/31 .....................................................          5,000,000          4,056,350
       Puerto Rico Electric Power Authority Power Revenue,
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ..............................          7,000,000          7,408,450
          Series II, Pre-Refunded, 5.25%, 7/01/31 ...........................................          1,000,000          1,127,420
          Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 .............................          1,000,000          1,165,890


                    Quarterly Statements of Investments | 19

Franklin Tax-Free Trust

       FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
       -----------------------------------------                                                ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Electric Power Authority Power Revenue, (continued)
          Series TT, 5.00%, 7/01/32 .........................................................   $     18,500,000   $     17,014,820
          Series WW, 5.50%, 7/01/38 .........................................................          6,700,000          6,519,703
       Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 .........          4,250,000          4,497,180
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Educational Facilities Revenue, University Plaza
          Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................................          1,000,000            851,290
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse,
          Series A, 5.15%, 7/01/19 ..........................................................          3,595,000          3,528,421
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ..............................................          1,995,000          1,784,148
          Series D, Pre-Refunded, 5.375%, 7/01/33 ...........................................          6,005,000          6,620,212
          Series I, 5.00%, 7/01/36 ..........................................................          1,000,000            836,570
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 ......................................................          5,000,000          5,158,450
       University of Puerto Rico Revenues, University System, Refunding,
          Series P, 5.00%, 6/01/26 ..........................................................          5,000,000          4,286,650
          Series Q, 5.00%, 6/01/36 ..........................................................          1,500,000          1,204,935
                                                                                                                   ----------------
                                                                                                                         86,124,421
                                                                                                                   ----------------
       VIRGIN ISLANDS 1.3%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%,
          10/01/13 ..........................................................................          2,500,000          2,513,575
          10/01/22 ..........................................................................          2,500,000          2,410,600
       Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
          7/01/21 ...........................................................................          1,000,000            940,410
                                                                                                                   ----------------
                                                                                                                          5,864,585
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            91,989,006
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $ 423,981,364) .............                           415,581,759
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 2.0%
       MUNICIPAL BONDS 2.0%
       CONNECTICUT 2.0%
(a)    Connecticut State Health and Educational Facilities Authority Revenue,
          Wesleyan University, Series E, Daily VRDN and Put, 0.40%, 7/01/38 .................          2,600,000          2,600,000
          Yale University, Series V-1, Daily VRDN and Put, 0.15%, 7/01/36 ...................          4,300,000          4,300,000
          Yale University, Series V-2, Daily VRDN and Put, 0.15%, 7/01/36 ...................          1,800,000          1,800,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $8,700,000) .......................................                             8,700,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $432,681,364) 98.4% ..........................................                           424,281,759
       OTHER ASSETS, LESS LIABILITIES 1.6% ..................................................                             6,885,387
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $     431,167,146
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS 97.6%
       U.S. TERRITORIES 97.6%
       GUAM 4.3%
       Guam Education Financing Foundation COP, 5.00%, 10/01/23 .............................   $      2,500,000   $      2,202,475
       Guam International Airport Authority Revenue,
          Series A, MBIA Insured, 5.25%, 10/01/20 ...........................................          1,725,000          1,745,476
          Series A, MBIA Insured, 5.25%, 10/01/22 ...........................................            700,000            702,898
          Series B, MBIA Insured, 5.25%, 10/01/22 ...........................................          1,000,000          1,004,140
          Series B, MBIA Insured, 5.25%, 10/01/23 ...........................................          1,000,000          1,001,460
          Series C, MBIA Insured, 5.25%, 10/01/21 ...........................................          5,000,000          4,849,500
          Series C, MBIA Insured, 5.00%, 10/01/23 ...........................................          5,000,000          4,439,400
       Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
          5.125%, 10/01/29 ..................................................................          1,975,000          1,555,470
          5.25%, 10/01/34 ...................................................................          7,000,000          5,447,820
                                                                                                                   ----------------
                                                                                                                         22,948,639
                                                                                                                   ----------------
       PUERTO RICO 81.7%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed
          Bonds, Refunding,
          5.50%, 5/15/39 ....................................................................          5,000,000          3,624,100
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/38 ....................................................................          3,100,000          3,082,919
          Assured Guaranty, 5.125%, 7/01/47 .................................................         27,000,000         24,364,530
       Puerto Rico Commonwealth GO,
          Public Improvement, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ....................          3,000,000          3,153,030
          Public Improvement, Refunding, Series A, 5.50%, 7/01/18 ...........................          2,395,000          2,410,184
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ...........................         10,000,000          9,194,300
          Public Improvement, Series A, 5.375%, 7/01/28 .....................................          1,300,000          1,193,556
          Public Improvement, Series A, 5.00%, 7/01/34 ......................................          1,800,000          1,508,742
          Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31 .......................          3,315,000          2,895,619
          Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 .........          1,685,000          1,826,102
          Public Improvement, Series B, 5.00%, 7/01/35 ......................................          1,825,000          1,547,710
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 .................          3,500,000          3,568,460
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/28 .................          1,195,000          1,214,144
          Series A, 5.25%, 7/01/29 ..........................................................         21,250,000         19,081,225
          Series A, 5.25%, 7/01/30 ..........................................................          8,575,000          7,653,102
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/32 .................................          5,500,000          5,485,150
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 .................................          5,000,000          4,938,000
          Series Y, Pre-Refunded, 5.50%, 7/01/36 ............................................         11,850,000         14,330,798
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series H, 5.00%, 7/01/35 ...............................................             20,000             16,753
          Refunding, Series M, 5.00%, 7/01/37 ...............................................          5,455,000          4,570,090
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .................................         20,720,000         17,761,598
          Series B, Pre-Refunded, 6.00%, 7/01/39 ............................................         10,000,000         10,647,000
          Series D, Pre-Refunded, 5.375%, 7/01/36 ...........................................         11,990,000         13,294,272
          Series H, Pre-Refunded, 5.00%, 7/01/35 ............................................             80,000             90,898
          Series K, Pre-Refunded, 5.00%, 7/01/40 ............................................          9,500,000         11,075,955
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          Series B, 5.00%,
          7/01/31 ...........................................................................          7,500,000          6,392,775
          7/01/37 ...........................................................................         24,250,000         20,093,307
          7/01/41 ...........................................................................          7,920,000          6,480,698


                    Quarterly Statements of Investments | 21

Franklin Tax-Free Trust

       FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A,
          AMBAC Insured, 5.00%, 7/01/31 .....................................................   $     20,000,000   $     16,225,400
          CIFG Insured, 5.00%, 7/01/27 ......................................................            900,000            752,022
       Puerto Rico Electric Power Authority Power Revenue,
          Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 .................................          3,015,000          2,938,208
          Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26 ................................          6,500,000          6,164,795
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ..............................          1,605,000          1,698,652
          Series NN, Pre-Refunded, 5.125%, 7/01/29 ..........................................          4,155,000          4,741,478
          Series RR, FGIC Insured, 5.00%, 7/01/22 ...........................................          7,000,000          6,907,250
          Series TT, 5.00%, 7/01/32 .........................................................         23,300,000         21,429,476
          Series TT, 5.00%, 7/01/37 .........................................................          2,235,000          2,006,225
       Puerto Rico HFAR,
          Capital Fund Program, 4.60%, 12/01/24 .............................................          3,425,000          3,427,740
          Capital Fund Program, Pre-Refunded, 4.60%, 12/01/24 ...............................          6,575,000          7,270,504
          Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 ........................          8,500,000          8,994,360
       Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ...................         10,610,000         10,566,287
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Educational Facilities Revenue, University Plaza
          Project, Series A, MBIA Insured, 5.00%, 7/01/33 ...................................          6,000,000          5,107,740
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Hospital Revenue,
          Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ................          2,500,000          2,502,400
          Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 .................            500,000            500,320
          Hospital Auxilio Mutuo Obligation Group Project, Series A, MBIA Insured, 6.25%,
             7/01/24 ........................................................................          8,445,000          8,444,578
          Mennonite General Hospital Project, 5.625%, 7/01/17 ...............................            575,000            504,804
          Mennonite General Hospital Project, 5.625%, 7/01/27 ...............................          1,950,000          1,442,493
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue,
          Guaynabo Municipal Government, 5.625%, 7/01/15 ....................................          5,355,000          5,356,553
          Guaynabo Municipal Government, 5.625%, 7/01/22 ....................................          3,160,000          3,159,747
          Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ......................................          1,250,000          1,226,850
          Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ......................................          4,120,000          3,873,583
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue,
          Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ..............          2,000,000          1,784,960
          Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 ...............          7,850,000          6,171,356
          Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...................          5,970,000          5,985,462
          International American University of Puerto Rico Project, MBIA Insured,
             4.25%, 10/01/24 ................................................................          1,000,000            827,890
          International American University of Puerto Rico Project, MBIA Insured,
             4.375%, 10/01/25 ...............................................................          1,000,000            825,810
          International American University of Puerto Rico Project, MBIA Insured,
             4.50%, 10/01/29 ................................................................          3,750,000          3,050,588
       Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
             5.75%, 8/01/12 .................................................................          7,500,000          7,618,950
             5.25%, 8/01/14 .................................................................          1,500,000          1,542,510
       Pre-Refunded, 5.50%, 8/01/23 .........................................................          2,400,000          2,444,064


                    22 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
          8/01/27 ...........................................................................   $      3,500,000   $      3,450,440
          8/01/30 ...........................................................................          7,000,000          6,734,280
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ..............................................          3,430,000          3,067,483
          Refunding, Series M, 6.25%, 7/01/21 ...............................................          5,000,000          5,318,400
          Refunding, Series N, 5.00%, 7/01/32 ...............................................          5,000,000          4,257,850
          Refunding, Series N, 5.00%, 7/01/37 ...............................................         10,000,000          8,377,800
          Series D, Pre-Refunded, 5.375%, 7/01/33 ...........................................          9,070,000          9,999,222
          Series I, 5.25%, 7/01/33 ..........................................................          4,450,000          3,908,702
          Series I, 5.00%, 7/01/36 ..........................................................          4,000,000          3,346,280
          Series I, Pre-Refunded, 5.25%, 7/01/33 ............................................             50,000             56,825
          Series I, Pre-Refunded, 5.375%, 7/01/34 ...........................................          5,000,000          5,712,150
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...........          1,250,000          1,167,463
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
          Series E, Pre-Refunded, 5.50%, 8/01/29 ............................................          9,000,000          9,878,490
       Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%,
          8/01/57 ...........................................................................         15,000,000         14,150,550
                                                                                                                   ----------------
                                                                                                                        436,414,007
                                                                                                                   ----------------
       VIRGIN ISLANDS 11.6%
       Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
          6.45%, 3/01/16 ....................................................................             85,000             85,675
          6.50%, 3/01/25 ....................................................................            255,000            255,666
       Virgin Islands PFAR,
          Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 ...................          5,000,000          4,399,650
          Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ...................          9,220,000          7,774,396
          Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 ...........          2,500,000          2,131,650
          Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28 ..........          3,695,000          3,855,880
          Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24 ....          2,000,000          1,826,280
          Virgin Islands Matching Fund Loan Note, senior lien, Refunding, Series A, 5.50%,
             10/01/18 .......................................................................          3,000,000          2,944,050
          Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
             5.50%, 10/01/22 ................................................................          6,750,000          6,508,620
          Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
             5.625%, 10/01/25 ...............................................................          3,950,000          3,784,890
       Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
          5.25%, 9/01/18 ....................................................................          3,930,000          3,757,119
          5.00%, 9/01/23 ....................................................................         10,000,000          8,831,000
       Virgin Islands Water and Power Authority Electric System Revenue,
          Refunding, 5.30%, 7/01/18 .........................................................          4,175,000          3,997,813
          Refunding, 5.30%, 7/01/21 .........................................................          1,000,000            940,410
          Series A, 5.00%, 7/01/31 ..........................................................          3,000,000          2,516,250
       Virgin Islands Water and Power Authority Water System Revenue, Refunding,
          5.25%, 7/01/12 ....................................................................          4,000,000          4,018,960
          5.50%, 7/01/17 ....................................................................          4,000,000          4,005,600
                                                                                                                   ----------------
                                                                                                                         61,633,909
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $554,483,741) ..............                           520,996,555
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 23

Franklin Tax-Free Trust

       FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       SHORT TERM INVESTMENTS (COST $1,002,205) 0.2%
       MUNICIPAL BONDS 0.2%
       U.S. TERRITORIES 0.2%
       PUERTO RICO 0.2%
       Puerto Rico Commonwealth TRAN, Series A, Sub Series 2, 3.00%, 7/30/09 ................   $      1,000,000   $      1,003,910
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $555,485,946) 97.8% ..........................................                           522,000,465
       OTHER ASSETS, LESS LIABILITIES 2.2% ..................................................                            11,911,597
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    533,912,062
                                                                                                                   ================

See Abbreviations on page 183.

                    See Notes to Statements of Investments.


                    24 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS 97.5%
       ALABAMA 4.6%
       Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding,
          Series B, AMBAC Insured,
          4.625%, 8/15/13 ...................................................................   $      5,900,000   $      6,199,897
          4.125%, 2/15/14 ...................................................................          3,000,000          3,139,770
       East Alabama Health Care Authority Health Care Facilities Revenue,
          Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 ...................................         10,000,000          9,497,400
          Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33 ...................................         13,500,000         13,090,140
          Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/13 .....................          1,925,000          1,992,567
          Tax Anticipation Bond, Series A, MBIA Insured, 4.625%, 9/01/14 ....................          2,010,000          2,067,406
          Tax Anticipation Bond, Series A, MBIA Insured, 4.50%, 9/01/15 .....................          2,100,000          2,141,223
       Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
          5.00%, 6/01/17 ....................................................................          2,900,000          2,905,945
          Pre-Refunded, 4.80%, 6/01/13 ......................................................          2,400,000          2,667,480
       Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%,
          4/01/17 ...........................................................................          2,195,000          1,814,848
       Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16 ....          2,000,000          1,295,560
       Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ......................            600,000            641,472
       University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 ........          4,070,000          4,507,240
                                                                                                                   ----------------
                                                                                                                         51,960,948
                                                                                                                   ----------------
       ALASKA 0.4%
       Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center, Assured
          Guaranty, 5.00%, 9/01/19 ..........................................................          3,650,000          4,054,639
                                                                                                                   ----------------
       ARIZONA 5.2%
       Arizona Health Facilities Authority Revenue,
          Banner Health, Series D, 5.50%, 1/01/22 ...........................................          5,000,000          5,158,350
          Banner Health, Series D, 5.00%, 1/01/23 ...........................................          5,000,000          4,946,400
          Series A, 5.00%, 1/01/22 ..........................................................          8,000,000          7,970,160
       Arizona School Facilities Board COP, 5.25%, 9/01/19 ..................................         10,000,000         10,569,100
       Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ......          5,000,000          5,252,700
       Arizona State Board of Regents Arizona State University System Revenue, Series C,
          5.75%, 7/01/20 ....................................................................            500,000            578,825
          7/01/21 ...........................................................................            500,000            573,420
       Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
       9/01/16 ..............................................................................          2,505,000          2,708,256
       Glendale IDAR, John C Lincoln Health, Refunding, Series B, 5.00%, 12/01/18 ...........          5,605,000          5,367,852
       Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A,
          FGIC Insured, 4.75%, 7/01/12 ......................................................          4,000,000          4,308,080
       Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18 .....          2,000,000          2,277,660
       Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ...........................            715,000            737,058
       Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%,
          9/01/21 ...........................................................................          4,000,000          3,751,440
       Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
          7/01/15 ...........................................................................          1,000,000          1,004,090
          7/01/16 ...........................................................................          1,000,000            994,490
       University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24 .....................          2,000,000          2,033,140
                                                                                                                   ----------------
                                                                                                                         58,231,021
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 25

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARKANSAS 0.6%
       Arkansas State Development Finance Authority Revenue, State Agencies
       Facilities,
       Corrections, Series B, FSA Insured, 5.00%,
          11/01/17 ..........................................................................       $  1,955,000   $      2,158,652
          11/01/19 ..........................................................................          1,065,000          1,150,285
       Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
          6.20%, 8/01/17 ....................................................................          1,105,000          1,105,332
       University of Arkansas University Revenues, Student Fee University of Arkansas at
          Fort Smith, FSA Insured, 4.75%, 12/01/15 ..........................................          2,295,000          2,405,481
                                                                                                                   ----------------
                                                                                                                          6,819,750
                                                                                                                   ----------------
       CALIFORNIA 10.8%
       California Health Facilities Financing Authority Revenue,
          Catholic Healthcare West, Series L, 5.125%, 7/01/22 ...............................         10,000,000          9,897,000
          Providence Health and Services, Series C, 6.00%, 10/01/18 .........................            500,000            571,325
          Scripps Health, Series A, 5.00%, 10/01/21 .........................................          5,000,000          4,905,000
       California State Department of Water Resources Power Supply Revenue, Series A,
          Pre-Refunded, 5.125%, 5/01/18 .....................................................          3,000,000          3,362,040
       California State GO,
          5.50%, 4/01/21 ....................................................................         20,000,000         20,989,400
          Refunding, 5.00%, 2/01/17 .........................................................          3,000,000          3,088,290
          Various Purpose, 5.25%, 11/01/17 ..................................................         10,000,000         10,410,200
          Various Purpose, XLCA Insured, 5.00%, 11/01/22 ....................................          4,805,000          4,808,075
       California Statewide CDA Revenue, Enloe Medical Center, Series A, California Mortgage
          Insured,
          5.25%, 8/15/19 ....................................................................          1,990,000          2,045,382
          5.375%, 8/15/20 ...................................................................          1,650,000          1,691,382
       El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
          5.00%, 8/01/22 ....................................................................          2,610,000          2,664,053
          5.25%, 8/01/23 ....................................................................          2,860,000          2,948,403
   (a) Los Angeles Department of Water and Power Revenue,  Refunding, Series B, 5.25%,
          7/01/24 ...........................................................................         17,000,000         18,122,680
       Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B,
          MBIA Insured, 4.25%, 7/01/17 ......................................................          4,000,000          4,140,680
       Los Angeles Municipal Improvement Corp. Lease Revenue,
          Capital Equipment, Refunding, Series A, Assured Guaranty, 5.00%, 4/01/17 ..........          3,215,000          3,424,618
          Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19 ..........          3,180,000          3,414,588
          Refunding, Assured Guaranty, 5.25%, 4/01/18 .......................................          2,495,000          2,692,155
       Los Angeles USD, GO,
          Series A, MBIA Insured, 4.25%, 7/01/16 ............................................          2,500,000          2,587,925
          Series F, 5.00%, 7/01/22 ..........................................................          5,675,000          6,025,545
       San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
          5.00%, 4/01/25 ....................................................................          4,000,000          3,935,320
          5.25%, 4/01/26 ....................................................................          2,500,000          2,505,525
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital
          Appreciation, Refunding, Series A, 5.65%, 1/15/17 .................................          3,000,000          2,690,100
       Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ......          2,870,000          3,145,262
       Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15 ................................          1,000,000          1,144,510
                                                                                                                   ----------------
                                                                                                                        121,209,458
                                                                                                                   ----------------


                    26 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO 2.7%
       Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA
          Insured, 4.375%, 9/01/17 ..........................................................   $     17,000,000   $     15,210,750
       Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...          3,000,000          3,240,420
       E-470 Public Highway Authority Revenue, Series D1, MBIA Insured, 5.50%, 9/01/24 ......          8,000,000          7,140,080
       Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18 ...          5,000,000          4,833,750
                                                                                                                   ----------------
                                                                                                                         30,425,000
                                                                                                                   ----------------
       FLORIDA 8.8%
       Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/16 ...............          5,915,000          6,263,867
       Citizens Property Insurance Corp. Revenue, Senior Secured, High Risk  Account,
          Series A-1, 6.00%, 6/01/17 ........................................................          5,000,000          5,163,200
       Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 ............          1,000,000          1,055,210
       Collier County School Board COP, FSA Insured, 5.00%, 2/15/22 .........................          5,075,000          5,241,612
       Hillsborough County Capacity Assessment Special Assessment Revenue, Series 2006,
          FGIC Insured, 5.00%, 3/01/19 ......................................................          5,000,000          4,683,650
       Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18 ...          6,500,000          6,801,665
       Marion County Public Improvement Revenue, Refunding, MBIA Insured,
          4.20%, 12/01/12 ...................................................................          1,400,000          1,477,000
          4.30%, 12/01/13 ...................................................................          1,800,000          1,892,106
       Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23 .......         12,115,000         12,356,088
       Orange County School Board COP, Series B, FGIC Insured, 5.00%,
          8/01/18 ...........................................................................          5,150,000          5,331,332
          8/01/19 ...........................................................................          5,985,000          6,151,323
       Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
          10/01/14 ..........................................................................          5,000,000          5,189,250
       Palm Beach County School Board COP, Series E, MBIA Insured, 5.00%, 8/01/21 ...........          6,060,000          6,277,251
       Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
          FSA Insured, 5.00%,
          10/01/22 ..........................................................................          9,490,000          9,895,223
          10/01/24 ..........................................................................         10,455,000         10,770,218
       South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
          Florida Group, 5.00%, 8/15/19 .....................................................          5,000,000          5,186,900
       Tampa Bay Water Utility System Revenue,
          FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 .......................................          1,000,000          1,104,610
          Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 .............................          3,400,000          3,677,848
                                                                                                                   ----------------
                                                                                                                         98,518,353
                                                                                                                   ----------------
       GEORGIA 0.6%
       Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
          12/01/20 ..........................................................................          1,500,000          1,501,005
          12/01/21 ..........................................................................          1,000,000          1,000,670
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
          12/01/13 ..........................................................................          1,020,000            977,915
       South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ..          2,650,000          2,904,532
                                                                                                                   ----------------
                                                                                                                          6,384,122
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 27

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ILLINOIS 1.5%
       Illinois Finance Authority Revenue, Rush University Medical Certificates Billing
          Group, Series A, 6.75%, 11/01/24 ..................................................       $ 5,000,000$          5,273,700
       Southwestern Illinois Development Authority Revenue, Local Government Program,
       Edwardsville Community, FSA Insured, 5.00%, 12/01/19 .................................         11,005,000         11,972,780
                                                                                                                   ----------------
                                                                                                                         17,246,480
                                                                                                                   ----------------
       KENTUCKY 0.3%
       Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
          Regional Health Center Facility, Refunding and Improvement,
          5.70%, 10/01/10 ...................................................................          1,000,000            976,310
          5.75%, 10/01/11 ...................................................................          1,500,000          1,433,970
       Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22 ..          1,000,000          1,089,170
                                                                                                                   ----------------
                                                                                                                          3,499,450
                                                                                                                   ----------------
       LOUISIANA 4.3%
   (a) Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured
          Guaranty, 5.00%, 12/01/21 .........................................................         15,000,000         15,444,600
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC
          Insured, 5.00%, 6/01/19 ...........................................................         20,000,000         19,026,000
       New Orleans Aviation Board Revenue, Restructuring GARBS, Refunding, Series A-1,
          Assured Guaranty, 6.00%, 1/01/23 ..................................................          2,000,000          2,067,560
       New Orleans GO, Radian Insured, 5.00%, 12/01/25 ......................................          7,915,000          7,664,490
       St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .......          4,000,000          4,011,000
                                                                                                                   ----------------
                                                                                                                         48,213,650
                                                                                                                   ----------------
       MARYLAND 1.0%
       Maryland State EDC Student Housing Revenue, University of Maryland College Park
          Projects, Refunding, CIFG Insured, 5.00%,
          6/01/19 ...........................................................................          1,445,000          1,317,146
          6/01/20 ...........................................................................          1,000,000            900,850
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Peninsula Regional Medical Center, 5.00%, 7/01/18 .................................          1,600,000          1,661,728
          Peninsula Regional Medical Center, 5.00%, 7/01/19 .................................          1,430,000          1,472,871
          Peninsula Regional Medical Center, 5.00%, 7/01/20 .................................          1,000,000          1,022,080
          Washington County Hospital, 5.25%, 1/01/22 ........................................          1,000,000            907,240
          Washington County Hospital, 5.25%, 1/01/23 ........................................          1,250,000          1,120,813
          Western Maryland Health, Refunding, Series A, MBIA Insured, 5.00%, 1/01/19 ........          3,020,000          3,151,461
                                                                                                                   ----------------
                                                                                                                         11,554,189
                                                                                                                   ----------------
       MASSACHUSETTS 1.2%
       Massachusetts Educational Financing Authority Education Loan Revenue, Series H,
          Assured Guaranty, 6.125%, 1/01/22 .................................................          7,500,000          7,695,000
       Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ........          3,000,000          3,017,130
       Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup,
          Series B-2, MBIA Insured, 5.375%, 2/01/26 .........................................          1,720,000          1,654,863
       Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
          10/01/12 ..........................................................................          1,435,000          1,439,994
                                                                                                                   ----------------
                                                                                                                         13,806,987
                                                                                                                   ----------------


                    28 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN 8.5%
       Detroit GO,
          Series A-1, MBIA Insured, 5.00%, 4/01/19 ..........................................   $      5,000,000   $      3,983,100
          Series B, FSA Insured, 5.00%, 4/01/18 .............................................          2,635,000          2,235,613
          Series B, FSA Insured, 5.00%, 4/01/19 .............................................          2,515,000          2,072,083
       Michigan Municipal Bond Authority Revenue,
          Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,
             12/01/17 .......................................................................          1,000,000          1,001,960
          Local Government Loan Program, Group A, Refunding, Series B, AMBAC Insured, 5.00%,
             12/01/18 .......................................................................          1,000,000            991,060
          School District City of Detroit, FSA Insured, 5.00%, 6/01/17 ......................         10,000,000         10,799,200
       Michigan State GO, Refunding, Series A, 5.25%, 11/01/22 ..............................         10,000,000         10,314,200
       Michigan State Hospital Finance Authority Revenue,
          Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ....          1,200,000          1,241,604
          Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%,
             12/01/34 .......................................................................         10,000,000         11,382,100
       Michigan State Revenue, Grant Anticipation Bonds, FSA Insured, 5.25%, 9/15/20 ........          7,500,000          7,975,500
       Michigan State Strategic Fund Limited Obligation Revenue,
(a)       Detroit Edison Co. Exempt Facilities Project, Refunding, Series ET-2, 5.50%,
             8/01/29 ........................................................................          7,000,000          7,081,970
          Michigan House Republic Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22 ...          4,000,000          4,380,680
          Michigan House Republic Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23 ...          1,000,000          1,085,410
       Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
          Senior Series A, 5.25%, 6/01/22 ...................................................         10,000,000          8,532,900
       Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
          Refunding, 6.25%, 9/01/14 .........................................................          3,000,000          3,190,740
       Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System,
          Refunding, MBIA Insured, 4.25%, 9/01/13 ...........................................          1,245,000          1,332,050
       South Lyon Community Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/16 .............          3,040,000          3,490,437
       Wayne-Westland Community Schools GO, Refunding,
          4.50%, 5/01/12 ....................................................................          1,035,000          1,109,624
          4.625%, 5/01/13 ...................................................................          1,095,000          1,191,831
          FSA Insured, 5.00%, 5/01/16 .......................................................          2,825,000          3,117,077
       Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 ....          4,290,000          4,328,910
       Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17 .............          3,955,000          4,172,327
                                                                                                                   ----------------
                                                                                                                         95,010,376
                                                                                                                   ----------------
       MINNESOTA 1.6%
       Chaska ISD No. 112 GO, Refunding, Series A, 5.00%, 2/01/16 ...........................          4,000,000          4,064,760
       Minneapolis GO, Various Purpose,
          5.00%, 12/01/17 ...................................................................          2,275,000          2,404,357
          Pre-Refunded, 5.00%, 12/01/17 .....................................................            725,000            795,702
       Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
          4.625%, 2/01/17 ...................................................................          1,000,000          1,029,710
       Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
          2/01/14 ...........................................................................          2,340,000          2,508,386
          2/01/15 ...........................................................................          2,425,000          2,599,503
          2/01/16 ...........................................................................          2,460,000          2,637,022
       Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 .................          2,215,000          2,353,061
                                                                                                                   ----------------
                                                                                                                         18,392,501
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 29

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI 2.3%
       Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19 ....................   $      1,675,000   $      1,483,330
       Jackson County Reorganized School District No. 7 Lee's Summit GO, School Building,
          MBIA Insured, 5.00%, 3/01/16 ......................................................          2,000,000          2,182,980
       Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
          Project, MBIA Insured, 5.00%,
          1/01/17 ...........................................................................          1,500,000          1,488,750
          1/01/19 ...........................................................................          1,000,000            979,850
       Southeast Missouri State University System Facilities Revenue, Refunding and
          Improvement, MBIA Insured,
          4.375%, 4/01/12 ...................................................................            335,000            350,993
          4.50%, 4/01/14 ....................................................................            545,000            565,726
          4.60%, 4/01/15 ....................................................................          1,360,000          1,405,002
          4.70%, 4/01/16 ....................................................................          1,165,000          1,201,185
       Springfield Public Utility Revenue, FGIC Insured, 4.50%, 8/01/21 .....................         15,245,000         16,162,902
                                                                                                                   ----------------
                                                                                                                         25,820,718
                                                                                                                   ----------------
       NEVADA 1.7%
       Clark County School District GO, Refunding, Series A, MBIA Insured, 4.50%, 6/15/19 ...          5,000,000          5,032,050
       Clark County Water Reclamation District GO,
          Series A, 5.25%, 7/01/21 ..........................................................          3,435,000          3,616,162
          Series A, 5.25%, 7/01/22 ..........................................................          3,120,000          3,248,731
          Series B, 5.25%, 7/01/21 ..........................................................          3,430,000          3,610,898
          Series B, 5.25%, 7/01/22 ..........................................................          3,615,000          3,764,155
                                                                                                                   ----------------
                                                                                                                         19,271,996
                                                                                                                   ----------------
       NEW JERSEY 4.8%
       Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
          12/01/29 ..........................................................................          2,625,000          2,652,116
       Hudson County Improvement Authority Solid Waste Systems Revenue,
          Refunding, Series 1, 5.90%, 1/01/15 ...............................................            755,000            712,486
       New Jersey State COP, Equipment Lease Purchase, Series A,
          5.25%, 6/15/22 ....................................................................         10,000,000         10,460,200
          5.25%, 6/15/23 ....................................................................         17,945,000         18,567,333
       AMBAC Insured, 5.00%, 6/15/17 ........................................................          5,000,000          5,400,800
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
          Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .................................         10,000,000         10,383,300
          Series D, FSA Insured, 5.00%, 6/15/19 .............................................          5,630,000          5,876,932
                                                                                                                   ----------------
                                                                                                                         54,053,167
                                                                                                                   ----------------
       NEW YORK 13.7%
       Erie County IDA School Facility Revenue, City School District Buffalo Project,
          Series A, FSA Insured, 5.75%, 5/01/22 .............................................          5,000,000          5,516,200
       Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 .........          1,560,000          1,684,972
       Long Island Power Authority Electric System Revenue, General,
          Refunding, Series A, FGIC Insured, 5.00%, 12/01/19 ................................          7,000,000          7,259,000
          Series E, FGIC Insured, 5.00%, 12/01/18 ...........................................          8,500,000          8,950,075
       MTA Commuter Facilities Revenue, Services Contract, Series R, ETM, 5.50%, 7/01/11 ....          2,215,000          2,233,562


                    30 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       MTA Revenue, Transportation,
          Refunding, Series F, 5.00%, 11/15/15 ..............................................   $      1,250,000   $      1,344,687
          Series A, FSA Insured, 5.00%, 11/15/20 ............................................          5,000,000          5,271,050
          Series C, 5.00%, 11/15/16 .........................................................          1,150,000          1,232,616
          Series C, 5.75%, 11/15/18 .........................................................         15,000,000         16,711,050
       MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ...............          1,500,000          1,506,645
       New York City GO,
          Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ................................              5,000              5,228
          Refunding, Series G, 5.00%, 8/01/21 ...............................................          7,000,000          7,358,470
          Refunding, Series H, 5.00%, 8/01/17 ...............................................          4,330,000          4,610,887
          Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 .............................          1,245,000          1,335,810
          Series D1, 5.00%, 12/01/21 ........................................................          5,000,000          5,265,050
          Series F, 4.75%, 1/15/16 ..........................................................          3,000,000          3,140,790
          Series H, 5.00%, 8/01/16 ..........................................................          3,000,000          3,223,860
          Series J, Sub Series J-1, FSA Insured, 5.00%, 6/01/20 .............................         10,000,000         10,561,100
          Series O, 5.00%, 6/01/19 ..........................................................          5,000,000          5,275,050
       New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
          Series S-3, 5.00%, 1/15/23 ........................................................          5,000,000          5,130,300
          Series S-4, 5.00%, 1/15/21 ........................................................          4,665,000          4,841,524
       New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 .......          4,500,000          4,779,495
       New York State Dormitory Authority Revenues,
          Mortgage, St. Barnabas, Series B, FHA Insured, 4.25%, 8/01/14 .....................          2,355,000          2,441,617
          Non-State Supported Debt, School Districts, Financing Program, Series A, Assured
             Guaranty, 5.00%, 10/01/24 ......................................................          5,000,000          5,191,800
          State Supported Debt, Mental Health, Refunding, Series D, MBIA Insured, 5.00%,
             8/15/17 ........................................................................            190,000            190,021
          State Supported Debt, Mental Health Services Facilities Improvement, Refunding,
             5.50%, 2/15/18 .................................................................         10,000,000         10,999,800
          State Supported Debt, Mental Health Services Facilities Improvement, Refunding,
             5.00%, 2/15/19 .................................................................          3,245,000          3,418,153
       New York State Energy Research and Development Authority PCR, New York State Electric
          and Gas Corp. Project, MBIA Insured, 4.10%, 3/15/15 ...............................          7,000,000          7,057,120
       New York State Thruway Authority General Revenue, Refunding, Series H, FGIC Insured,
          5.00%, 1/01/22 ....................................................................         10,000,000         10,556,200
       Rockland County Solid Waste Management Authority Revenue, Refunding, Series A,
          Assured Guaranty, 5.375%, 12/15/18 ................................................          5,365,000          5,958,369
                                                                                                                   ----------------
                                                                                                                        153,050,501
                                                                                                                   ----------------
       NORTH CAROLINA 4.5%
       Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
          8/01/15 ...........................................................................            915,000            999,162
          8/01/17 ...........................................................................          1,020,000          1,113,820
          8/01/19 ...........................................................................          1,030,000          1,124,739
       Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 .............................          4,000,000          4,234,640
       Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Series A, FSA Insured, 5.00%, 1/15/22 ..........................         10,000,000         10,456,700


                    Quarterly Statements of Investments | 31

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series
          A, Assured Guaranty, 5.25%, 1/01/19 ...............................................   $     15,000,000   $     15,716,550
          Series C, Assured Guaranty, 6.00%, 1/01/19 ........................................          2,500,000          2,692,250
          Series D, 6.45%, 1/01/14 ..........................................................          1,000,000          1,027,540
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Catawba
          Electric, Refunding, Series A, 5.25%, 1/01/20 .....................................          4,500,000          4,701,960
       Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23 ...............          1,735,000          1,801,207
       Wake County GO, Public Improvement, 4.50%, 3/01/14 ...................................          6,400,000          6,830,336
                                                                                                                   ----------------
                                                                                                                         50,698,904
                                                                                                                   ----------------
       OHIO 4.7%
       Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
          12/01/14 ..........................................................................          1,000,000          1,041,780
       Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17 ...........................          2,180,000          2,298,832
       American Municipal Power Inc. Revenue, Refunding, 5.25%,
          2/15/20 ...........................................................................          6,000,000          6,445,740
          2/15/21 ...........................................................................         11,500,000         12,242,210
       Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed, Senior Current
          Interest Turbo Term Bond, Series A-2, 5.375%, 6/01/24 .............................          4,860,000          4,217,994
       Cleveland Municipal School District GO, FSA Insured, 5.00%,
          12/01/14 ..........................................................................          1,915,000          2,151,866
          12/01/15 ..........................................................................          1,510,000          1,669,773
          12/01/16 ..........................................................................          1,400,000          1,533,742
       Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services,
          Refunding,
          5.40%, 7/01/10 ....................................................................            775,000            767,878
          5.50%, 7/01/11 ....................................................................            500,000            490,965
       Lake Local School District Wood County GO, MBIA Insured,
          5.20%, 12/01/17 ...................................................................            375,000            398,726
          Pre-Refunded, 5.20%, 12/01/17 .....................................................          2,190,000          2,435,674
       Lakewood City School District GO, School Improvement, Refunding, FSA Insured, 4.50%,
          12/01/22 ..........................................................................          2,900,000          3,041,897
       Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 .................          1,360,000          1,425,403
       Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
          12/01/15 ..........................................................................          2,670,000          3,062,677
       Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding,
          Series B, 5.25%, 11/15/39 .........................................................          4,000,000          4,062,320
       Nordonia Hills City School District GO, School Improvement, Refunding, FGIC Insured,
          4.50%, 12/01/21 ...................................................................          2,360,000          2,462,165
       University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
          1/01/14 ...........................................................................          2,000,000          2,080,680
       Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 .......................................          1,275,000          1,367,960
                                                                                                                   ----------------
                                                                                                                         53,198,282
                                                                                                                   ----------------
       OREGON 2.2%
       Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
          Refunding, 7.375%, 1/01/23 ........................................................          2,000,000          2,199,020
       Oregon State Department of Administrative Services COP, Series A, FGIC
          Insured, 5.00%, 11/01/19 ..........................................................          2,340,000          2,562,511
       Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
          Series A, 5.00%, 11/15/22 .........................................................          5,840,000          6,451,681


                    32 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT        VALUE
       -------------------------------------------------------                                  ----------------   ----------------
MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Portland Sewer System Revenue, second lien, Series B, MBIA Insured, 5.00%,
          6/15/18 ...........................................................................   $      3,135,000   $      3,506,686
          6/15/19 ...........................................................................          3,290,000          3,631,962
       Salem Water and Sewer Revenue,
          MBIA Insured, 4.10%, 6/01/16 ......................................................          1,035,000          1,072,022
          Refunding, FSA Insured, 4.375%, 6/01/11 ...........................................          2,160,000          2,292,106
          Refunding, FSA Insured, 4.50%, 6/01/12 ............................................          2,250,000          2,437,965
                                                                                                                   ----------------
                                                                                                                         24,153,953
                                                                                                                   ----------------
       PENNSYLVANIA 2.6%
       Allegheny County Hospital Development Authority Revenue, University of
          Pittsburgh Medical Center, Series B, 5.00%, 6/15/18 ...............................          5,000,000          5,075,400
       Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC
          Insured, 4.35%, 12/01/13 ..........................................................          5,000,000          4,953,750
       Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series
          C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23 ...............................         10,000,000         11,296,800
       Philadelphia Water and Wastewater Revenue, Series A,
          5.00%, 1/01/20 ....................................................................          1,210,000          1,254,710
          5.25%, 1/01/21 ....................................................................          3,655,000          3,837,238
          5.25%, 1/01/22 ....................................................................          2,330,000          2,422,361
                                                                                                                   ----------------
                                                                                                                         28,840,259
                                                                                                                   ----------------
       SOUTH CAROLINA 0.8%
       Charleston County Resource Recovery Revenue, Foster Wheeler Charleston,
          Refunding, AMBAC Insured, 5.25%, 1/01/10 ..........................................          1,000,000          1,016,760
       Rock Hill Utility System Revenue, Refunding and Improvement, Series A,
          FSA Insured, 4.00%, 1/01/14 .......................................................          2,000,000          2,118,940
       Scago Educational Facilities Corp. for Pickens School District Revenue,
          Pickens County Project, FSA Insured, 5.00%, 12/01/18 ..............................          5,000,000          5,281,250
                                                                                                                   ----------------
                                                                                                                          8,416,950
                                                                                                                   ----------------
       TENNESSEE 0.5%
       Tennessee Energy Acquisition Corp. Gas Revenue, Series C, 5.00%, 2/01/22 .............          6,500,000          5,815,290
                                                                                                                   ----------------
       TEXAS 5.3%
       Dallas County Utility and Reclamation District GO, Refunding,
          Series A, AMBAC Insured, 5.15%, 2/15/21 ...........................................          3,025,000          2,919,791
          Series B, AMBAC Insured, 5.15%, 2/15/21 ...........................................          8,025,000          7,745,890
       Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured,
          4.50%, 10/01/19 ...................................................................         10,000,000         10,642,200
       Harris County Hospital District Revenue, senior lien, Refunding, Series A,
          MBIA Insured, 5.00%, 2/15/22 ......................................................          4,165,000          4,149,215
       Houston Hotel Occupancy Tax and Special Revenue, Convention and
          Entertainment, Series B, AMBAC Insured, 5.00%, 9/01/11 ............................          6,000,000          6,446,460
       Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured,
          5.00%, 8/01/19 ....................................................................          1,000,000          1,033,660
       Port Corpus Christi Nueces County General Revenue, Union Pacific,
          Refunding, 5.35%, 11/01/10 ........................................................          2,500,000          2,518,700
       Sabine River Authority PCR, Southwestern Electric Co., Refunding, MBIA
          Insured, 4.95%, 3/01/18 ...........................................................         15,000,000         14,060,400


                    Quarterly Statements of Investments | 33

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT         VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS (CONTINUED)
       Travis County Health Facilities Development Corp. Revenue, Ascension
       Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 .................   $      1,500,000   $      1,554,030
       Tyler Health Facilities Development Corp. Hospital Revenue, East Texas
          Medical Center, Refunding and Improvement, Series A, 5.25%,
          11/01/22 ..........................................................................          5,000,000          4,340,750
          11/01/23 ..........................................................................          5,000,000          4,282,450
                                                                                                                   ----------------
                                                                                                                         59,693,546
                                                                                                                   ----------------
       UTAH 0.2%
       Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19 .........................          2,585,000          2,210,795
                                                                                                                   ----------------
       U.S. TERRITORIES 2.1%
       PUERTO RICO 1.7%
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax
          Revenue, Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24 .......................         10,000,000          9,671,400
       Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS,
          MBIA Insured, 5.00%, 7/01/24 ......................................................         10,000,000          9,761,700
                                                                                                                   ----------------
                                                                                                                         19,433,100
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
          Refunding, Series A, 5.30%, 10/01/11 ..............................................          4,000,000          4,026,360
       Virgin Islands Water and Power Authority Water System Revenue, Refunding,
          5.00%, 7/01/09 ....................................................................            520,000            518,700
                                                                                                                   ----------------
                                                                                                                          4,545,060
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            23,978,160
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,084,181,660) .............................................................                         1,094,529,445
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 4.4%
       MUNICIPAL BONDS 4.4%
       CALIFORNIA 0.5%
   (b) Sacramento County Sanitation District Financing Authority Revenue, sub.
          lien, Sanitation District, Refunding, Series C,
          Daily VRDN and Put, 0.20%, 12/01/38 ...............................................          2,100,000          2,100,000
   (b) Southern California Public Power Authority Power Project Revenue,
          Mead-Phoenix, Refunding, Series A, Daily VRDN and Put, 0.15%, 7/01/20 .............          4,000,000          4,000,000
                                                                                                                   ----------------
                                                                                                                          6,100,000
                                                                                                                   ----------------
       COLORADO 0.4%
   (b) Colorado Educational and Cultural Facilities Authority Revenue, National
          Jewish Federation Bond Program,
          Daily VRDN and Put, 0.30%, 2/01/35 ................................................          2,545,000          2,545,000
          Refunding, Series A-8, Daily VRDN and Put, 0.30%, 9/01/35 .........................          1,700,000          1,700,000
                                                                                                                   ----------------
                                                                                                                          4,245,000
                                                                                                                   ----------------
       KENTUCKY 0.1%
    (b) Breckinridge County Lease Program Revenue, Kentucky Assn. Counties
          Leasing Trust, Series A, Daily VRDN and Put, 0.25%, 2/01/32 .......................          1,010,000          1,010,000
                                                                                                                   ----------------


                    34 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                  PRINCIPAL AMOUNT        VALUE
       -------------------------------------------------------                                  ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND 0.0%(c)
   (b) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily
          VRDN and Put, 0.26%, 7/01/38 ......................................................    $       300,000        $   300,000
   (b) Maryland State Health and Higher Educational Facilities Authority
          Revenue, Upper Chesapeake Hospital, Refunding,
          Series A, Daily VRDN and Put, 0.26%, 1/01/43 ......................................            200,000            200,000
                                                                                                                   ----------------
                                                                                                                            500,000
                                                                                                                   ----------------
       MASSACHUSETTS 1.3%
   (b) Massachusetts State Health and Educational Facilities Authority Revenue,
          Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.15%, 12/01/37 ..............          7,100,000          7,100,000
          Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.18%, 8/15/40 .......          2,400,000          2,400,000
          Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.15%, 8/15/34 .......          4,600,000          4,600,000
                                                                                                                   ----------------
                                                                                                                         14,100,000
                                                                                                                   ----------------
       MISSOURI 0.2%
   (b) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
          Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37                         2,200,000          2,200,000
                                                                                                                   ----------------
       NEVADA 0.3%
   (b) Clark County School District GO, Series A, FSA Insured, Daily VRDN and
          Put, 0.25%, 6/15/21 ...............................................................          3,270,000          3,270,000
                                                                                                                   ----------------
       NEW YORK 0.1%
   (b) New York City GO, Refunding, Series H, Sub Series H-3, FSA Insured,
          Daily VRDN and Put, 0.28%, 8/01/14 ................................................            600,000            600,000
                                                                                                                   ----------------
       OHIO 0.7%
   (b) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group,
          Series B, Sub Series B-1, Daily VRDN and Put, 0.20%,
          1/01/39 ...........................................................................          7,600,000          7,600,000
                                                                                                                   ----------------
       TENNESSEE 0.4%
   (b) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond
       Fund, Daily VRDN and Put, 0.26%, 1/01/33 .............................................          2,100,000          2,100,000
       11/01/35 .............................................................................          2,470,000          2,470,000
                                                                                                                   ----------------
                                                                                                                          4,570,000
                                                                                                                   ----------------
       VIRGINIA 0.4%
   (b) Virginia Small Business Financing Authority Hospital Revenue, Carilion
       Clinic Obligation, Series B, Daily VRDN and Put, 0.26%, 7/01/42 ......................          4,700,000          4,700,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $48,895,000) ......................................                            48,895,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,133,076,660) 101.9% .......................................                         1,143,424,445
       OTHER ASSETS, LESS LIABILITIES (1.9)% ................................................                           (21,811,624)
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,121,612,821
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(c)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 35

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS 84.2%
       ALABAMA 0.9%
       East Alabama Health Care Authority Health Care Facilities Revenue,
          Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33 ...................................   $      1,000,000   $        996,520
          Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36 ...................................          1,000,000            949,740
                                                                                                                   ----------------
                                                                                                                          1,946,260
                                                                                                                   ----------------
       CALIFORNIA 12.2%
       Alameda-Contra Costa Transit District COP, FHR Computer System Project,
          4.00%, 8/01/12 ....................................................................            925,000            970,639
       Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%,
          8/01/09 ...........................................................................            120,000            120,325
       California Educational Facilities Authority Revenue, Santa Clara
          University, Refunding, Series A, FSA Insured, 2.625%, 9/01/09 .....................            100,000            100,525
       California Health Facilities Financing Authority Revenue,
          Catholic Healthcare West, Series G, 5.00%, 7/01/09 ................................            750,000            751,785
          Sutter Health, Series A, 5.00%, 8/15/12 ...........................................          1,000,000          1,071,290
       California State Economic Recovery GO, Series A,
          4.00%, 7/01/10 ....................................................................          1,000,000          1,029,340
          5.25%, 7/01/13 ....................................................................            200,000            217,628
       California State GO, Refunding,
          5.00%, 4/01/15 ....................................................................            500,000            533,230
          FSA Insured, 5.25%, 2/01/10 .......................................................            445,000            457,335
       California Statewide CDA, PCR, Southern California Edison Co., Mandatory
          Put 4/01/13, Refunding, Series A, XLCA Insured, 4.10%, 4/01/28 ....................          1,500,000          1,487,355
       California Statewide CDA Revenue,
          CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14 ..............          1,000,000            978,130
          Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13               2,430,000          2,627,656
       Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14 .............................            375,000            408,848
       Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14 .........          1,430,000          1,464,506
       Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
          5.00%, 11/15/09 ...................................................................            400,000            399,404
       Los Angeles CRDA Community Redevelopment Financing Authority Revenue,
          Bunker Hill Project, Series A, FSA Insured, 5.00%, 12/01/13 .......................          1,000,000          1,065,740
       Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 .............            100,000            103,206
       Northern California Power Agency Public Power Revenue, Hydroelectric
          Project No. 1, Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15 ..............          1,000,000          1,094,630
       Pacifica COP, AMBAC Insured, 4.50%, 1/01/13 ..........................................          1,050,000          1,111,446
       Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15 .............            745,000            808,236
       Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA
          Insured, 3.00%, 6/15/09 ...........................................................            100,000            100,056
       Rio Linda Unified Elementary School District, Election of 2002, Series A,
          FSA Insured, 4.00%, 8/01/10 .......................................................            100,000            103,714
       San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15 ...............................          3,000,000          3,163,830
       Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC
          Insured, 5.00%,
          2/01/14 ...........................................................................          1,000,000          1,043,380
          2/01/15 ...........................................................................          1,025,000          1,067,445
       Southern California Public Power Authority Natural Gas Project Revenue,
          Project No. 1, Series A, 5.00%, 11/01/15 ..........................................          1,000,000            954,180


                    36 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation,
          Election of 2002, Series C, FSA Insured, zero cpn.,
          6/01/09 ...........................................................................   $        445,000   $        445,000
          6/01/18 ...........................................................................            810,000            567,753
       West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14                          780,000            829,195
                                                                                                                   ----------------
                                                                                                                         25,075,807
                                                                                                                   ----------------
       COLORADO 0.8%
       Regional Transportation District COP, Transit Vehicles, Series A, AMBAC
          Insured, 5.00%, 12/01/15 ..........................................................          1,500,000          1,608,975
                                                                                                                   ----------------
       FLORIDA 6.1%
       Citizens Property Insurance Corp. Revenue, Senior Secured, High Risk
          Account, Series A-1,
          6.00%, 6/01/17 ....................................................................          5,000,000          5,163,200
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14,
          4.25%, 7/01/14 ....................................................................          3,000,000          2,968,890
       Miami-Dade County GO, 5.00%, 7/01/12 .................................................          3,000,000          3,250,470
       Sarasota County GO, Environmentally Sensitive Program, 4.00%, 10/01/09 ...............          1,065,000          1,076,758
                                                                                                                   ----------------
                                                                                                                         12,459,318
                                                                                                                   ----------------
       ILLINOIS 1.3%
       Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
          5.00%, 1/01/16 ....................................................................          1,425,000          1,602,997
          5.50%, 1/01/17 ....................................................................          1,000,000          1,161,690
                                                                                                                   ----------------
                                                                                                                          2,764,687
                                                                                                                   ----------------
       INDIANA 0.3%
       Avon Community School Building Corp. Revenue, First Management, AMBAC
          Insured, 4.25%, 1/15/11 ...........................................................            520,000            538,429
                                                                                                                   ----------------
       KANSAS 1.0%
       Junction City COP, Radian Insured, 4.00%,
          9/01/09 ...........................................................................            215,000            216,051
          9/01/10 ...........................................................................            310,000            314,926
       Junction City GO,
          Series DU, FSA Insured, 3.00%, 9/01/10 ............................................            765,000            778,610
          Water and Sewer, Refunding, Series DV, FSA Insured, 3.00%, 9/01/10 ................            630,000            641,283
                                                                                                                   ----------------
                                                                                                                          1,950,870
                                                                                                                   ----------------
       KENTUCKY 0.6%
       Kentucky Rural Water Finance Corp. Public Project Revenue, Flexible Term
          Program, Series D, 4.00%, 8/01/09 .................................................          1,170,000          1,175,558
                                                                                                                   ----------------
       LOUISIANA 0.7%
       Louisiana Local Government Environmental Facilities and CDA Revenue,
          Shreveport Utility System Projects, MBIA Insured, 4.00%, 12/01/14 .................            500,000            504,915
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
          Series B, AMBAC Insured, 5.00%, 6/01/09 ...........................................          1,000,000          1,000,000
                                                                                                                   ----------------
                                                                                                                          1,504,915
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 37

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN 4.6%
       Charlevoix Public School District GO, School Building and Site, FSA
       Insured, 3.00%,
          5/01/10 ...........................................................................   $        800,000   $        816,976
          5/01/11 ...........................................................................            800,000            830,984
       Michigan Municipal Bond Authority Revenue, Local Government, Charter County
          Wayne, Series B, Assured Guaranty, 5.00%, 11/01/13 ................................          4,000,000          4,224,720
       Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13 .............          3,355,000          3,577,537
                                                                                                                   ----------------
                                                                                                                          9,450,217
                                                                                                                   ----------------
       MINNESOTA 5.6%
       Farmington GO, Improvement, Series B, FSA Insured, 3.50%, 2/01/14 ....................            455,000            483,137
       Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
          5.00%, 11/15/12 ...................................................................          1,000,000          1,042,710
       Northern Municipal Power Agency Electric System Revenue, Refunding, Series
          A, Assured Guaranty, 5.00%,
          1/01/12 ...........................................................................          2,000,000          2,145,800
          1/01/15 ...........................................................................          5,000,000          5,510,000
       St. Paul ISD No. 625 GO, Refunding, Series B, 4.50%, 2/01/10 .........................          2,190,000          2,248,035
                                                                                                                   ----------------
                                                                                                                         11,429,682
                                                                                                                   ----------------
       MISSISSIPPI 0.8%
       Mississippi Development Bank Special Obligation Revenue, Jackson Public
          School District GO
       Bond Project, FSA Insured, 5.00%,
       4/01/11 ..............................................................................          1,000,000          1,054,850
       4/01/12 ................................................................... ..........            500,000            538,020
                                                                                                                   ----------------
                                                                                                                          1,592,870
                                                                                                                   ----------------
       NEBRASKA 2.5%
       University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health
          Professions, 5.00%, 8/15/13 .......................................................          4,000,000          4,381,160
       University of Nebraska Facilities Corp. Revenue, University of Nebraska
          Medical Center Research Center, 4.00%, 2/15/10 ....................................            750,000            767,408
                                                                                                                   ----------------
                                                                                                                          5,148,568
                                                                                                                   ----------------
       NEVADA 0.1%
       Henderson Local ID No. T-6 Special Assessment, Senior Limited Obligation,
          Refunding, Series A, FSA Insured, 2.85%, 11/01/09 .................................            265,000            267,478
                                                                                                                   ----------------
       NEW JERSEY 2.7%
       Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured
          Guaranty, 4.00%,
          4/01/12 ...........................................................................          2,045,000          2,139,029
          4/01/13 ...........................................................................          3,335,000          3,500,249
                                                                                                                   ----------------
                                                                                                                          5,639,278
                                                                                                                   ----------------
       NEW YORK 21.6%
       Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A,
          4.75%, 11/15/09 ........................................................ ..........            295,000            296,097
       Amherst IDA Civic Facility Revenue, Mandatory Put 10/01/11, Refunding,
          Series A,
          Radian Insured, 4.20%, 10/01/31 ...................................................          1,340,000          1,328,798
       Buffalo GO, General Improvement, Series A, Assured Guaranty, 5.00%, 2/01/11                     1,110,000          1,167,842
       Erie County Water Authority Water Revenue, Refunding, 4.00%, 12/01/10 ................          1,000,000          1,045,910


                    38 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic
          Facility, 3.75%, 10/01/09 .........................................................   $        315,000   $        317,844
       Ithaca City GO, BAN, Series A, 3.25%, 1/15/10 ........................................          5,000,000          5,026,350
       Monroe County GO, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/11 ..............          2,135,000          2,266,516
       New York City IDA Civic Facility Revenue, USTA National Tennis Center Inc.
          Project, Refunding, FSA Insured, 5.00%, 11/15/09 ..................................            600,000            609,870
       New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured
          Guaranty, zero cpn., 3/01/14 ......................................................          5,335,000          4,443,788
       New York City Trust for Cultural Resources Revenue, Museum of Modern Art,
          Refunding, Series 1A, 5.00%, 10/01/10 .............................................            500,000            522,370
       New York Local Government Assistance Corp. Revenue, senior lien, Refunding,
          Series A, 5.00%, 4/01/11 ..........................................................            300,000            320,037
       New York State Dormitory Authority Revenues,
          Kateri Residence, Refunding, 4.00%, 7/01/10 .......................................            230,000            231,541
          Non-State Supported Debt, Aids Long Term Health Care Facility, Refunding,
             5.00%, 11/01/11 ................................................................          1,000,000          1,048,680
          Non-State Supported Debt, Fordham University, Series B, Assured Guaranty,
             3.25%, 7/01/13 .................................................................            610,000            636,297
          Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%,
             7/01/13 ........................................................................            840,000            851,710
          Non-State Supported Debt, Rochester General Hospital, Refunding, Radian
             Insured, 5.00%, 12/01/15 .......................................................            100,000             98,639
          Non-State Supported Debt, School District Financing Program, Series A, FSA
             Insured, 5.00%, 10/01/15 .......................................................          1,000,000          1,127,350
          Non-State Supported Debt, School Districts, Financing Program, Series A,
             Assured Guaranty, 2.00%, 10/01/10 ..............................................          1,990,000          2,016,168
          Non-State Supported Debt, School Districts, Financing Program, Series A,
             Assured Guaranty, 3.75%, 10/01/14 ..............................................          1,380,000          1,439,561
          State Supported Debt, FSA Insured, 5.00%, 2/15/15 .................................          1,000,000          1,094,700
          The New York and Presbyterian Hospital, Mortgage, Refunding, Series A, FHA
             Insured, 5.00%, 8/15/09 ........................................................          1,000,000          1,008,020
          White Plains Hospital, Mortgage, FHA Insured, 3.55%, 2/15/10 ......................             10,000             10,008
       New York State Environmental Facilities Corp. Special Obligation Revenue,
          Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16 .....................            200,000            230,250
       New York State Urban Development Corp. Revenue,
          Refunding, Series D, 5.00%, 1/01/15 ...............................................          4,000,000          4,371,440
          State Personal Income Tax, Empire State, Series C-1, 2.80%, 12/15/09 ..............            245,000            247,996
       Poughkeepsie Town GO, Public Improvement, Refunding, FSA Insured, 5.00%,
          4/15/15 ...........................................................................            250,000            280,998
       Scarsdale Union Free School District GO, Refunding, 3.25%, 12/01/10 ..................            500,000            518,240
   (a) St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University,
          Series A, 5.00%, 10/01/16 .........................................................          6,000,000          6,468,360
       Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates
          Library,
          AMBAC Insured, 3.25%,
             6/15/09 ........................................................................            150,000            150,059
             6/15/12 ........................................................................            300,000            314,235
       Syracuse GO, Public Improvement, Series A, FSA Insured, 3.25%, 6/15/12 ...............            725,000            748,940
       Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%,
          11/15/12 ..........................................................................          1,000,000          1,102,330


                    Quarterly Statements of Investments | 39

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding,
          Series A, AMBAC Insured, 3.375%, 11/01/10 .........................................          $ 300,000   $        306,720
       Yonkers GO, Series A, 4.00%, 11/01/09 ................................................          2,565,000          2,578,466
                                                                                                                   ----------------
                                                                                                                         44,226,130
                                                                                                                   ----------------
       OHIO 3.5%
       Ohio State Department of Administrative Services COP, Administrative
          Knowledge System, Series A, MBIA Insured, 5.25%, 9/01/15 ..........................          6,205,000          7,002,715
       Ohio State Higher Educational Facility Revenue, Otterbein College 2007
          Project, CIFG Insured, 4.50%, 12/01/11 ............................................            210,000            227,142
                                                                                                                   ----------------
                                                                                                                          7,229,857
                                                                                                                   ----------------
       PENNSYLVANIA 1.3%
       University of Pittsburgh of the Commonwealth System of Higher Education
          Revenue, University Capital Project, Mandatory Put 9/15/13,
          Series A, 5.50%, 9/15/39 ..........................................................          2,500,000          2,741,975
                                                                                                                   ----------------
       SOUTH CAROLINA 0.5%
       Florence County Hospital Revenue, McLeod Regional Medical Center Project,
          Refunding, Series A, FSA Insured, 5.00%, 11/01/09 .................................          1,000,000          1,016,480
                                                                                                                   ----------------
       TENNESSEE 2.7%
       Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%,
          6/01/15 ...........................................................................          5,000,000          5,513,150
                                                                                                                   ----------------
       TEXAS 4.1%
       Brock ISD, GO, Capital Appreciation, zero cpn., 8/15/16 ..............................            460,000            366,786
       Harris County Hospital District Revenue, senior lien, Refunding, Series A,
          MBIA Insured, 5.00%, 2/15/12 ......................................................            745,000            777,035
       Harris County MTA Lease Revenue COP, Series A, Assured Guaranty, 5.00%,
          11/01/11 ..........................................................................          2,200,000          2,381,632
       Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment,
          Refunding, Series A, AMBAC Insured, 5.25%, 9/01/09 ................................          1,260,000          1,271,793
       Lubbock Educational Facilities Authority Revenue, Lubbock Christian,
          Refunding and Improvement, 4.50%, 11/01/10 ........................................            395,000            395,735
       San Antonio Water Revenue, System, Series A, FSA Insured, 5.50%, 5/15/13 .............            500,000            554,435
       Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus
          Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18 .....................          2,000,000          2,162,860
       Willow Fork Drain District GO, Series A, Radian Insured, 5.00%, 9/01/14 ..............            500,000            499,980
                                                                                                                   ----------------
                                                                                                                          8,410,256
                                                                                                                   ----------------
       WASHINGTON 7.0%
       Energy Northwest Electric Revenue, Project 1, Refunding, Series A, 5.00%,
          7/01/11 ...........................................................................            375,000            400,950
       Greater Wenatchee Regional Events Center Public Facilities District Revenue,
          Revenue and Special Tax, BAN, Series A, 5.25%, 12/01/11 ...........................          7,000,000          7,165,270
       King County Housing Authority Revenue, Birch Creek Apartments Project,
          4.40%, 5/01/18 ....................................................................          2,290,000          2,375,417
       Snohomish County School District No. 2 Everett GO, Refunding, FGIC Insured,
          5.00%, 12/01/14 ...................................................................            250,000            283,547
       Washington State GO, Motor Vehicle Tax, Series F, AMBAC Insured, zero cpn.,
          12/01/09 ..........................................................................          1,000,000            994,930


                    40 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON (CONTINUED)
       Washington State Health Care Facilities Authority Revenue,
          Kadlec Medical Center, Series A, Assured Guaranty, 5.00%, 12/01/10 ................   $      1,000,000   $      1,027,090
          MultiCare Health System, Series A, FSA Insured, 4.00%, 8/15/13 ....................            250,000            260,390
          MultiCare Health System, Series A, FSA Insured, 4.00%, 8/15/14 ....................            310,000            317,744
          MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/13 ....................            250,000            260,390
          MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/14 ....................            600,000            614,988
          MultiCare Health System, Series B, FSA Insured, 4.00%, 8/15/15 ....................            625,000            636,319
                                                                                                                   ----------------
                                                                                                                         14,337,035
                                                                                                                   ----------------
       WYOMING 0.3%
       Sweetwater County Improvement Project Powers Board Lease Revenue, MBIA Insured, 5.00%,
          12/15/10 ..........................................................................            500,000            526,895
                                                                                                                   ----------------
       U.S. TERRITORIES 3.0%
       GUAM 0.1%
       Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%,
          10/01/09 ..........................................................................            125,000            124,567
                                                                                                                   ----------------
       PUERTO RICO 2.9%
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series X, MBIA Insured, 5.50%, 7/01/13 .................................            580,000            591,838
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13 ........          1,000,000          1,031,750
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Revenue, Ana G. Mendez University System
          Project, 5.00%, 3/01/11 ...........................................................            545,000            528,628
       Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12 .......          3,000,000          3,047,580
       Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured,
          5.50%, 7/01/35 ....................................................................            750,000            744,660
                                                                                                                   ----------------
                                                                                                                          5,944,456
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES                                                                                             6,069,023
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $169,540,426) ..............                           172,623,713
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 17.6%
       MUNICIPAL BONDS 17.6%
       CALIFORNIA 3.1%
   (b) California Educational Facilities Authority Revenue, Chapman University, Refunding,
          Series A, Daily VRDN and Put, 0.20%, 10/01/36 .....................................          1,050,000          1,050,000
   (b) California HFAR, MFH III, Series D, Daily VRDN and Put, 3.25%, 2/01/31 ...............            605,000            605,000
   (b) California State Economic Recovery Revenue, Series C-2, Daily VRDN and Put, 0.13%,
          7/01/23 ...........................................................................            900,000            900,000
   (b) California State GO, Kindergarten-University, Refunding, Series B-3, Daily VRDN and
          Put, 0.10%, 5/01/34 ...............................................................            300,000            300,000
   (b) California Statewide CDA Revenue, Series A, Assured Guaranty, Weekly VRDN and Daily
          Put, 0.17%, 3/01/37 ...............................................................            200,000            200,000
   (b) Irvine Ranch Water District GO, ID No. 284, Series A, Daily VRDN and Put, 0.10%,
          11/15/13 ..........................................................................            700,000            700,000
   (b) Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 0.10%,
          10/01/10 ..........................................................................            400,000            400,000

                    Quarterly Statements of Investments | 41

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
   (b) Metropolitan Water District of Southern California Waterworks Revenue, Authorization,
          Series B, Weekly VRDN and Put, 0.30%, 7/01/28 .....................................   $        400,000   $        400,000
   (b) Southern California Public Power Authority Revenue,
          Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.15%, 7/01/20 ....            800,000            800,000
          Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.15%, 7/01/20 .....          1,000,000          1,000,000
                                                                                                                   ----------------
                                                                                                                          6,355,000
                                                                                                                   ----------------
       COLORADO 1.4%
   (b) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program, Refunding, Series A-8, Daily VRDN and Put,
          0.30%, 9/01/35 ....................................................................            800,000            800,000
          Series A-7, Daily VRDN and Put, 0.30%, 7/01/29 ....................................          1,300,000          1,300,000
          Series A10, Daily VRDN and Put, 0.26%, 9/01/37 ....................................            800,000            800,000
                                                                                                                   ----------------
                                                                                                                          2,900,000
                                                                                                                   ----------------
       FLORIDA 2.7%
   (b) Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
          Series A, Daily VRDN and Put, 0.26%, 4/01/38 ......................................          1,400,000          1,400,000
       Citizens Property Insurance Corp. Revenue, Senior Secured High Risk Notes, Series A-2,
          4.50%, 6/01/09 ....................................................................          3,000,000          3,000,000
   (b) Florida State Municipal Power Agency Revenue, All Requirements Power Supply,
          Refunding, Series C, Daily VRDN and Put, 0.26%, 10/01/35 ..........................          1,100,000          1,100,000
                                                                                                                   ----------------
                                                                                                                          5,500,000
                                                                                                                   ----------------
       KENTUCKY 0.6%
   (b) Breckinridge County Lease Program Revenue, Kentucky Assn. Counties Leasing Trust,
          Series A, Daily VRDN and Put, 0.25%, 2/01/32 ......................................            300,000            300,000
   (b) Christian County Assn. of County Leasing Trust Lease Program Revenue, Refunding,
          Series A, Daily VRDN and Put, 0.25%, 4/01/37 ......................................            600,000            600,000
   (b) Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,
          Series B, Daily VRDN and Put, 0.25%, 7/01/38                                                   300,000            300,000
                                                                                                                   ----------------
                                                                                                                          1,200,000
                                                                                                                   ----------------
       MARYLAND 0.1%
   (b) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
          0.26%, 7/01/38                                                                                 200,000            200,000
                                                                                                                   ----------------
       MASSACHUSETTS 1.2%
   (b) Massachusetts State Health and Educational Facilities Authority Revenue,
          Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.20%, 12/01/37 ..............          1,200,000          1,200,000
          Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.15%, 12/01/37 ..............          1,000,000          1,000,000
          Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.18%, 8/15/40 .......            300,000            300,000
                                                                                                                   ----------------
                                                                                                                          2,500,000
                                                                                                                   ----------------
       MISSOURI 0.1%
   (b) Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue,
          St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.17%, 10/01/35 ..            300,000            300,000
                                                                                                                   ----------------


                    42 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       NEW HAMPSHIRE 0.5%
   (b) New Hampshire Health and Education Facilities Authority Revenue, University of North
          New Hampshire, Daily VRDN and Put, 0.20%, 7/01/33 .................................   $      1,000,000   $      1,000,000
                                                                                                                   ----------------
       NEW JERSEY 0.7%
   (b) New Jersey EDA Natural Gas Facilities Revenue, NUI Corp., Series A, Daily VRDN and
          Put, 0.06%, 6/01/26 ...............................................................          1,500,000          1,500,000
                                                                                                                   ----------------
       NEW YORK 0.9%
   (b) New York City GO, Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and
          Put, 0.28%, 8/01/14 ...............................................................          1,100,000          1,100,000
   (b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put,
          0.28%, 11/01/39 ...................................................................            500,000            500,000
   (b) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
          Second General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and
          Put, 0.20%, 6/15/38 ...............................................................            200,000            200,000
                                                                                                                   ----------------
                                                                                                                          1,800,000
                                                                                                                   ----------------
       NORTH CAROLINA 1.2%
   (b) Charlotte COP, Central Yard Project, Series A, Weekly VRDN and Put, 0.37%, 3/01/25 ...          1,500,000          1,500,000
   (b) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Refunding,
          Series B, Daily VRDN and Put, 0.28%, 1/15/26 ......................................            500,000            500,000
          Series C, Daily VRDN and Put, 0.26%, 1/15/26 ......................................            500,000            500,000
                                                                                                                   ----------------
                                                                                                                          2,500,000
                                                                                                                   ----------------
       OHIO 0.7%
   (b) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN
          and Put, 0.20%, 10/01/31 ..........................................................            600,000            600,000
       University of Toledo General Receipts Bonds Revenue, Series A, Assured Guaranty,
          3.00%, 6/01/09 ....................................................................            750,000            750,000
                                                                                                                   ----------------
                                                                                                                          1,350,000
                                                                                                                   ----------------
       TENNESSEE 1.0%
   (b) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
       VRDN and Put, 0.26%,
          7/01/34 ...........................................................................            500,000            500,000
          7/01/38 ...........................................................................          1,500,000          1,500,000
                                                                                                                   ----------------
                                                                                                                          2,000,000
                                                                                                                   ----------------
       TEXAS 0.3%
   (b) Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health
          Resources, Refunding, Series C, Daily VRDN and Put, 0.24%, 11/15/33 ...............            560,000            560,000
                                                                                                                   ----------------
       VIRGINIA 1.5%
       Fairfax County Redevelopment and Housing Authority Revenue, Affordable Housing, BAN,
          Series B, 4.00%, 10/01/09 .........................................................          3,000,000          3,033,990
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 43

Franklin Tax-Free Trust

       FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT         VALUE
       --------------------------------------------------                                       ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON 1.6%
       Spokane County School District No. 81 Spokane GO, Convertible Deferred Interest,
          MBIA Insured, 3.875%, 6/01/09 .....................................................   $      3,350,000   $      3,350,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $36,024,621) ......................................                            36,048,990
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $205,565,047) 101.8% .........................................                           208,672,703
       OTHER ASSETS, LESS LIABILITIES (1.8)% ................................................                           (3,746,026)
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                          $204,926,677
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    44 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS 99.1%
       FLORIDA 94.8%
       Alachua County Health Facilities Authority Health Facilities Revenue, Shands
          Healthcare Project,
          Refunding, Series D-1, 6.50%, 12/01/19 ............................................   $      1,215,000   $      1,290,998
          Refunding, Series D-1, 6.75%, 12/01/22 ............................................          1,000,000          1,045,590
          Series D-2, 6.75%, 12/01/30 .......................................................          5,000,000          5,151,750
       Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 .......................          2,000,000          2,045,680
       Brevard County Health Facilities Authority Health Care Facilities Revenue, Health
          First Inc. Project, MBIA Insured, 5.00%, 4/01/26 ..................................          5,000,000          4,481,700
       Brevard County School Board COP,
          Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 ................................          4,415,000          4,682,726
          Series A, AMBAC Insured, 5.00%, 7/01/26 ...........................................         10,675,000         10,517,971
       Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
       Southeastern, Refunding, Series B, 5.60%, 4/01/29 ....................................          3,180,000          2,879,649
       Broward County Health Facilities Authority Revenue, Catholic Health Services,
          Refunding, 5.50%, 8/15/20 .........................................................          9,360,000          9,217,728
       Broward County HFA,
          MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 .............          3,000,000          2,606,820
          MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ....................          1,980,000          1,817,462
          MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 .....................          5,730,000          5,200,090
          MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 .....................            990,000            889,495
          MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ......................          1,980,000          1,678,783
          SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29 ........................            255,000             65,178
       Broward County HFAR, Series D,
          6.90%, 6/01/09 ....................................................................              5,000              5,000
          7.375%, 6/01/21 ...................................................................             65,000             65,300
       Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 ...............         21,500,000         21,505,160
       Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34 ............          2,200,000          2,225,718
       Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ..............          3,500,000          3,010,420
       Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ..........          1,240,000          1,240,533
       Citizens Property Insurance Corp. Revenue, Senior Secured, High Risk Account, Series
          A-1, 6.00%, 6/01/17 ...............................................................          5,000,000          5,163,200
       Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
          8/15/23 ...........................................................................          8,900,000          8,110,392
       Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA
          Insured, 6.50%, 10/01/25 ..........................................................          2,260,000          2,274,306
       Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39 ........................          2,000,000          1,943,740
       Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ...........          5,000,000          5,020,150
       Crossing at Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series
          B, MBIA Insured, 5.80%, 5/01/16 ...................................................          5,980,000          5,993,634
       Dade County Aviation Revenue, Miami International Airport, Series C, FSA Insured,
          5.125%, 10/01/27 ..................................................................          9,550,000          9,573,970
       Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
          11/15/32 ..........................................................................          3,250,000          2,830,295
       Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
          5.60%, 7/01/17 ....................................................................          1,000,000            999,960
          5.70%, 7/01/27 ....................................................................          2,000,000          1,775,780
       Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ................          3,000,000          3,035,580


                    Quarterly Statements of Investments | 45

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Escambia County Health Facilities Authority Health Facility Revenue,
          Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ..............................   $      8,750,000   $      7,823,900
          Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ......          1,050,000          1,013,754
       Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series
          A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .................................         25,000,000         25,798,000
       Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
          6.40%, 10/01/30 ...................................................................            225,000            226,580
       Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc.
          Project, Refunding, MBIA Insured, 5.00%, 6/01/31 ..................................          6,580,000          5,855,476
       Florida HFAR,
          Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 .......................          1,365,000          1,365,410
          Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ......................          5,000,000          4,978,900
          Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ....................          2,000,000          1,991,580
       Florida HFC Revenue,
          Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 ................          1,245,000          1,267,261
          Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ...............          4,965,000          4,969,866
          Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, zero cpn.,
             7/01/30 ........................................................................          1,895,000            450,821
          Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ...................          3,435,000          3,452,347
          Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, zero cpn.,
             7/01/17 ........................................................................          1,025,000            661,064
          Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, zero cpn.,
             1/01/29 ........................................................................         10,855,000          3,462,202
          Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 .........................          1,130,000          1,137,887
          Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38 .......................          5,000,000          5,279,850
          Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ...............          3,000,000          3,049,200
       Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC
          Insured, 5.00%, 2/01/21 ...........................................................          1,355,000          1,374,539
       Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
          11/01/29 ..........................................................................          1,500,000          1,548,225
       Florida Ports Financing Commission Revenue, State Transportation Trust Fund,
          Intermodal Program, FGIC Insured, 5.50%, 10/01/23 .................................          7,000,000          7,023,660
       Florida State Board of Education Capital Outlay GO, Public Education,
          Refunding, Series D, 5.75%, 6/01/22 ...............................................         25,900,000         27,039,859
          Refunding, Series D, 6.00%, 6/01/23 ...............................................         15,000,000         17,852,850
          Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 .................................          5,000,000          5,014,350
          Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ..............................          5,000,000          5,313,450
       Florida State Board of Education GO,
          Series A, 5.50%, 6/01/38 ..........................................................         10,000,000         10,583,100
          Series F, MBIA Insured, 5.00%, 6/01/28 ............................................         14,405,000         14,508,572
       Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
          7/01/20 ...........................................................................          6,000,000          6,164,400
       Florida State Board Regent Housing Revenue,
          University of Central Florida, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/29 .......          8,650,000          8,887,788
          University of Florida, FGIC Insured, Pre-Refunded, 5.75%, 7/01/25 .................          3,400,000          3,626,202
       Florida State Department of Environmental Protection Preservation Revenue, Florida
          Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ...................................          4,000,000          4,094,560
       Florida State Mid-Bay Bridge Authority Revenue,
          Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ................................         13,695,000         12,032,153
          Exchangeable, Series A, 5.95%, 10/01/13 ...........................................          4,455,000          4,466,939
          Exchangeable, Series D, ETM, 6.10%, 10/01/22 ......................................          3,545,000          4,292,534


                    46 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Florida State Mid-Bay Bridge Authority Revenue, (continued)
          Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25 ........................   $      9,845,000   $      5,027,349
          Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26 ........................          2,500,000          1,209,200
          Series A, ETM, 6.875%, 10/01/22 ...................................................          6,000,000          7,856,580
       Florida State Municipal Power Agency Revenue,
          All Requirements Power Supply Project, Series A, 5.00%, 10/01/31 ..................          6,000,000          5,750,400
          All Requirements Power Supply Project, Series A, 6.25%, 10/01/31 ..................          2,000,000          2,171,000
          Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26 .....................          5,000,000          5,011,800
          Stanton Project, Refunding, 5.50%, 10/01/19 .......................................          1,000,000          1,105,320
       Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
          Refunding, Series A, 5.00%, 7/01/35 ...............................................          5,000,000          4,871,850
          Series B, 5.00%, 7/01/30 ..........................................................          3,455,000          3,441,491
       Fort Lauderdale Water and Sewer Revenue,
          5.00%, 9/01/35 ....................................................................         24,090,000         23,741,659
          MBIA Insured, 5.00%, 9/01/31 ......................................................          8,315,000          8,292,217
       Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty,
          6.00%, 9/01/32 ....................................................................          1,500,000          1,609,815
       Fort Pierce Utilities Authority Revenue,
          AMBAC Insured, 5.00%, 10/01/27 ....................................................          7,000,000          7,026,950
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20 ................          3,090,000          1,766,059
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21 ................          2,585,000          1,396,133
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22 ................          3,090,000          1,567,032
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23 ................          3,060,000          1,466,505
          Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24 ................          2,560,000          1,149,926
       Halifax Hospital Medical Center Hospital Revenue,
          Refunding and Improvement, Series A, 5.00%, 6/01/38 ...............................         11,395,000          9,089,791
          Series B-1, FSA Insured, 5.50%, 6/01/38 ...........................................         10,000,000          9,303,800
       Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/35 .......................         22,050,000         19,932,097
       Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA
          Secured, 5.30%, 12/20/18 ..........................................................          1,240,000          1,255,302
       Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
          Series A, Pre-Refunded, 6.00%, 11/15/31 ...........................................         16,000,000         17,764,640
       Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
          5.125%, 3/01/20 ...................................................................          1,000,000            970,580
       Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
          10/01/33 ..........................................................................          5,465,000          5,344,223
          10/01/38 ..........................................................................          6,725,000          6,464,608
       Hillsborough County IDA, PCR, Tampa Electric Co. Project,
          Refunding, 5.50%, 10/01/23 ........................................................         16,000,000         16,046,880
          Series A, 5.65%, 5/15/18 ..........................................................          6,500,000          6,801,665
       Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
          10/01/28 ..........................................................................          7,000,000          6,420,890
       Hillsborough County School Board COP, Master Lease Program, Series B, MBIA Insured,
          5.00%, 7/01/29 ....................................................................         10,000,000          9,899,600
       Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
          10/01/15 ..........................................................................          1,000,000          1,000,070
       Jacksonville Capital Improvement Revenue,
          Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ...............................          3,460,000          3,478,719
          Series A, AMBAC Insured, 5.00%, 10/01/30 ..........................................         10,000,000          9,743,300


                    Quarterly Statements of Investments | 47

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
          5.00%, 10/01/32 ...................................................................   $     17,250,000   $     16,740,262
       Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 .......................          5,000,000          5,068,700
       Jacksonville Transportation Revenue, MBIA Insured,
          5.25%, 10/01/29 ...................................................................         17,955,000         18,113,902
          5.00%, 10/01/31 ...................................................................         25,000,000         25,140,000
       Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15 ...............          5,000,000          5,079,350
       Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ................          5,000,000          4,835,950
       Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14 ..          5,770,000          5,022,843
       Lakeland Hospital System Revenue, Lakeland Regional Health System,
          Pre-Refunded, 5.75%, 11/15/27 .....................................................          6,925,000          7,883,558
          Pre-Refunded, 5.50%, 11/15/32 .....................................................         12,070,000         13,640,307
          Series A, MBIA Insured, Pre-Refunded, 5.50%, 11/15/26 .............................          5,000,000          5,160,950
       Lee County Airport Revenue,
          Refunding, FSA Insured, 5.00%, 10/01/33 ...........................................         10,000,000          9,915,900
          Series A, FSA Insured, 6.00%, 10/01/32 ............................................         11,405,000         11,193,323
       Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ..          4,150,000          3,377,311
       Marion County Utility System Revenue,
          FGIC Insured, 5.00%, 12/01/31 .....................................................          5,000,000          5,007,900
          Series A, MBIA Insured, 5.00%, 12/01/28 ...........................................          5,000,000          5,021,950
       Melbourne Water and Sewer Revenue,
          Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26 ......................          1,500,000            672,915
          Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/22 ......          1,785,000            961,044
          Capital Appreciation, Refunding, Series B, FGIC Insured, zero cpn., 10/01/26 ......          4,500,000          1,867,635
          FGIC Insured, Pre-Refunded, 5.25%, 10/01/30 .......................................          6,000,000          6,394,620
       Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...................          7,000,000          6,945,190
       Miami-Dade County Aviation Revenue, Miami International Airport,
          Hub of the Americas, Refunding, FGIC Insured, 5.375%, 10/01/27 ....................          5,000,000          4,635,100
          Hub of the Americas, Refunding, FGIC Insured, 5.375%, 10/01/32 ....................          5,000,000          4,396,750
          Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 ...........         10,000,000          8,076,700
          Hub of the Americas, Series B, FGIC Insured, 5.00%, 10/01/30 ......................          4,440,000          4,237,980
          Refunding, Series A, 5.50%, 10/01/36 ..............................................          5,000,000          4,875,400
       Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
          Pre-Refunded, 5.75%, 4/01/29 ......................................................         10,000,000         10,525,700
       Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%,
          7/01/33 ...........................................................................          5,000,000          5,178,450
       Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
          5.25%, 10/01/19 ...................................................................            430,000            430,568
          5.40%, 10/01/33 ...................................................................          1,500,000          1,301,055
       Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ...          4,500,000          4,327,470
       Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
          MBIA Insured, 5.00%, 6/01/35 ......................................................         20,970,000         17,362,950
       Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34 ................          5,000,000          5,023,950
       Miami-Dade County Special Obligation Revenue,
          Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35 ..............          5,000,000          4,837,700
          Sub Series B, MBIA Insured, zero cpn., 10/01/36 ...................................          5,635,000            850,603
          Sub Series C, MBIA Insured, zero cpn., 10/01/28 ...................................          8,305,000          2,220,591
          sub. lien, Refunding, Series A, MBIA Insured, zero cpn., 10/01/25 .................         22,365,000          7,567,645


                    48 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       North Broward Hospital District Revenue, Improvement, Pre-Refunded, 6.00%, 1/15/31 ...   $     25,530,000   $     27,762,088
       Okaloosa County Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 7/01/36 ......         10,000,000          9,682,500
       Orange County Health Facilities Authority Revenue,
          Adventist Health System Inc., Pre-Refunded, 6.375%, 11/15/20 ......................          3,000,000          3,258,810
          Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24 .......................          5,500,000          6,251,795
          Adventist Health System Inc., Pre-Refunded, 6.50%, 11/15/30 .......................         10,750,000         11,696,645
          Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32 ............         15,000,000         16,879,500
          Hospital, Orlando Regional Healthcare, Series B, 5.125%, 11/15/39 .................          5,000,000          3,893,900
          Hospital, Orlando Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 .....          5,000,000          4,601,350
          Hospital, Orlando Regional Healthcare, Series C, 5.25%, 10/01/35 ..................          4,000,000          3,274,360
          Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29 .................          6,000,000          6,900,360
          Orlando Regional Healthcare System, Refunding, Series E, 6.00%, 10/01/26 ..........         11,750,000         11,344,272
          Orlando Regional Healthcare System, Series E, Pre-Refunded, 6.00%, 10/01/26 .......            250,000            256,908
       Orange County HFA Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ........         310,000            309,321
       Orange County School Board COP, Series A,
          Assured Guaranty, 5.50%, 8/01/34 ..................................................         10,000,000         10,131,300
          MBIA Insured, 5.00%, 8/01/27 ......................................................         12,000,000         11,691,840
       Orange County Tourist Development Tax Revenue,
          AMBAC Insured, Pre-Refunded, 5.50%, 10/01/32 ......................................          5,000,000          5,561,900
          Refunding, XLCA Insured, 5.00%, 10/01/31 ..........................................         12,970,000         12,645,491
       Orlando Tourist Development Tax Revenue, Senior 6th Cent Contract Payments, Series A,
          Assured Guaranty, 5.25%, 11/01/38 .................................................         16,740,000         16,275,130
       Orlando-Orange County Expressway Authority Revenue,
          junior lien, FGIC Insured, 5.00%, 7/01/28 .........................................          8,000,000          7,970,480
          senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ..................................            265,000            342,865
          Series B, AMBAC Insured, 5.00%, 7/01/35 ...........................................          7,135,000          6,728,376
       Osceola County IDAR, Community Provider Pooled Loan Program,
          Series A, FSA Insured, 7.75%, 7/01/10 .............................................             76,000             76,011
          Series C, FSA Insured, 7.60%, 7/01/10 .............................................            204,000            204,029
       Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ........................         10,000,000         10,062,200
       Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ........         10,000,000          9,704,500
       Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
          Series A, 5.90%, 6/01/38 ..........................................................            980,000            900,522
       Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ...........          3,650,000          3,104,653
       Palm Beach County IDR, South Florida Fair Project, MBIA Insured, 5.50%, 6/01/31 ......          5,000,000          4,857,200
       Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33 .........................          1,000,000          1,001,380
       Palm Beach County School Board COP,
          Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..............................          5,000,000          5,353,650
          Series E, MBIA Insured, 5.00%, 8/01/32 ............................................         10,000,000          9,588,900
       Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%,
          10/01/25 ..........................................................................          5,000,000          5,256,500
       Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
          6/01/27 ...........................................................................          4,450,000          4,256,603
          6/01/32 ...........................................................................          2,795,000          2,593,257
       Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA
          Insured, 5.00%, 11/15/30 ..........................................................         11,500,000         10,677,175
       Pinellas County HFA, SFHR, Multi-County, Series B-1, GNMA Insured, zero cpn.,
          9/01/31 ...........................................................................            205,000             46,545


                    Quarterly Statements of Investments | 49

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ..   $      2,350,000   $      2,547,518
       Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..................          4,000,000          4,009,400
       Port Everglades Authority Port Improvement Revenue, Capital Appreciation, ETM, zero cpn.,
          9/01/10 ...........................................................................         17,835,000         16,918,994
       Port St. Lucie Utility Revenue, System,
             Capital Appreciation, MBIA Insured, Pre-Refunded, zero cpn., 9/01/29 ...........         20,000,000          6,764,800
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/32 ....          5,000,000          1,246,650
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 9/01/33 ....          5,000,000          1,118,600
          (a) Refunding, Assured Guaranty, 5.25%, 9/01/35 ...................................          2,000,000          1,971,800
             Refunding, Series A, MBIA Insured, 5.00%, 9/01/30 ..............................         11,580,000         11,225,420
             Refunding, Series A, MBIA Insured, 5.00%, 9/01/31 ..............................          8,805,000          8,506,158
       Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured,
          zero cpn.,
          11/01/09 ..........................................................................          1,365,000          1,352,374
          11/01/12 ..........................................................................          1,780,000          1,626,582
          11/01/15 ..........................................................................          2,180,000          1,729,895
       South Broward Hospital District Revenue,
          Pre-Refunded, 5.60%, 5/01/27 ......................................................          5,000,000          5,617,350
          Pre-Refunded, 5.625%, 5/01/32 .....................................................         16,250,000         18,267,925
          South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36 ........          7,000,000          6,208,160
       South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31 ..........         12,050,000         12,000,956
       St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
          6/01/22 ...........................................................................          4,000,000          2,074,760
          6/01/23 ...........................................................................          4,255,000          2,092,907
          6/01/24 ...........................................................................          1,500,000            580,125
          6/01/25 ...........................................................................          2,130,000            758,749
       St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
          10/01/32 ..........................................................................         10,000,000         10,177,700
       Sumter County Capital Improvement Revenue, AMBAC Insured, 5.00%, 6/01/30 .............          3,520,000          3,501,872
       Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ..........          2,550,000          2,674,695
       Tallahassee Energy System Revenue, MBIA Insured, 5.00%, 10/01/35 .....................          5,000,000          4,885,150
       Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ..............................          2,490,000          2,555,811
       Tampa Bay Water Utility System Revenue,
          FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ..........................................      15,000,000         16,569,150
          Series B, FGIC Insured, 5.00%, 10/01/31 ...........................................         10,000,000         10,010,200
       Tampa Sports Authority Revenue, Guaranteed Package, Tampa Bay Arena Project,
          MBIA Insured,
          6.00%, 10/01/15 ...................................................................          1,000,000          1,048,060
          6.05%, 10/01/20 ...................................................................          1,715,000          1,847,604
          6.10%, 10/01/26 ...................................................................          2,695,000          2,930,812
       Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%,
          10/01/16 ..........................................................................          1,330,000          1,585,427
       Viera East CDD Special Assessment,
          Refunding, 7.00%, 5/01/26 .........................................................          6,255,000          5,091,695
          Series B, ETM, 6.75%, 5/01/14 .....................................................          3,670,000          4,093,151
       Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .....         10,000,000          9,181,200
       Volusia County Educational Facility Authority Revenue, Educational Facilities,
          Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ......          2,000,000          2,005,360
          Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ....................          5,000,000          5,017,250


                    50 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Volusia County School Board COP, Master Lease Program, FSA Insured, 5.50%, 8/01/24 ...   $      5,000,000   $      5,081,400
       West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ..............          1,580,000          1,442,635
       West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ....................         10,850,000         10,886,239
       West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment, 5.00%,
          3/01/35 ...........................................................................          1,000,000            788,080
                                                                                                                   ----------------
                                                                                                                      1,239,956,640
                                                                                                                   ----------------
       U.S. TERRITORIES 4.3%
       PUERTO RICO 3.6%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/44 ....................................................................          2,100,000          2,054,766
       Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
          7/01/25 ...........................................................................          5,000,000          4,403,150
          7/01/29 ...........................................................................         10,000,000          8,715,000
          7/01/33 ...........................................................................          6,360,000          5,360,144
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 .................................            560,000            463,103
          Refunding, Series K, 5.00%, 7/01/30 ...............................................          5,000,000          4,395,250
          Series B, Pre-Refunded, 6.00%, 7/01/39 ............................................          5,000,000          5,323,500
          Series G, 5.00%, 7/01/33 ..........................................................          1,680,000          1,417,534
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26          5,900,000          5,915,281
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ..............................................          1,210,000          1,082,115
          Series D, Pre-Refunded, 5.375%, 7/01/33 ...........................................          3,790,000          4,178,286
          Series I, 5.00%, 7/01/36 ..........................................................          5,000,000          4,182,850
                                                                                                                   ----------------
                                                                                                                         47,490,979
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.7%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%,
          10/01/33 ..........................................................................         10,000,000          8,432,100
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            55,923,079
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,288,669,041) .............................................................                         1,295,879,719
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $100,000) 0.0%(b)
       MUNICIPAL BONDS 0.0%(b)
       FLORIDA 0.0%(b)
   (c) Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
          Series A, Daily VRDN and Put, 0.26%, 4/01/38 ......................................            100,000            100,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,288,769,041) 99.1% ........................................                         1,295,979,719
       OTHER ASSETS, LESS LIABILITIES 0.9% ..................................................                            12,245,839
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,308,225,558
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b)  Rounds to less than 0.1% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 51

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS 97.1%
       GEORGIA 94.0%
       Athens-Clarke County Unified Government Water and Sewer Revenue,
          5.625%, 1/01/33 ...................................................................   $     10,000,000   $     10,714,400
          5.50%, 1/01/38 ....................................................................          5,000,000          5,269,950
       Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
          Refunding, Series C, FSA Insured, 5.00%, 1/01/33 ..................................          5,000,000          5,008,700
          Series J, FSA Insured, 5.00%, 1/01/34 .............................................          5,000,000          4,999,800
       Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
          5.50%, 1/01/26 ....................................................................          5,000,000          5,191,500
          5.60%, 1/01/30 ....................................................................          5,000,000          5,194,400
       Atlanta Development Authority Educational Facilities Revenue, Science Park LLC
          Project,
          5.00%, 7/01/32 ....................................................................          3,000,000          2,864,040
       Atlanta Development Authority Revenue,
          Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 .....          2,555,000          2,388,082
          Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%,
             1/01/23 ........................................................................          4,150,000          4,525,658
       Atlanta Downtown Development Authority Revenue, Underground Atlanta Project,
          Refunding,
          Series A, Assured Guaranty, 5.00%, 7/01/16 ........................................          3,000,000          3,223,410
       Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23 .............................          2,000,000          2,167,920
       Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety
          Facility Project,
          FSA Insured, 5.00%, 12/01/26 ......................................................          1,140,000          1,197,365
       Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%,
          12/01/23 ..........................................................................          1,000,000            944,480
       Atlanta Urban Residential Finance Authority MFHR, Fulton Cotton Mill, GNMA Secured,
          6.00%, 5/20/17 ....................................................................            835,000            837,872
          6.125%, 5/20/27 ...................................................................          1,560,000          1,565,600
       Atlanta Water and Wastewater Revenue,
          FSA Insured, 5.00%, 11/01/24 ......................................................          4,000,000          4,108,480
          Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ................................          8,000,000          7,036,560
          Series A, FSA Insured, 5.50%, 11/01/27 ............................................          5,000,000          5,162,500
       Augusta Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 10/01/32 .............          5,000,000          5,020,950
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
          5.25%, 12/01/22 ...................................................................          2,500,000          2,005,875
          5.375%, 12/01/28 ..................................................................          2,000,000          1,481,220
       Bartow County Development Authority PCR, Georgia Power Co., First Series, 5.10%,
          6/01/23 ...........................................................................          5,000,000          5,092,350
       Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
          MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33 .........................          3,500,000          3,228,365
       Bulloch County Development Authority Lease Revenue, Georgia Southern University,
       XLCA Insured, 5.00%, 8/01/27 .........................................................          5,000,000          5,029,000
       Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
          Series B, 5.50%, 1/01/33 ..........................................................          5,000,000          4,902,700
          Series E, 7.00%, 1/01/23 ..........................................................          5,000,000          5,642,000
       Carroll City-County Hospital Authority Revenue Anticipation Certificates, Tanner
          Medical Center
       Inc. Project, Assured Guaranty, 5.00%, 7/01/38 .......................................          5,000,000          4,253,400
       Cherokee County GO, 5.00%, 4/01/26 ...................................................          1,000,000          1,077,180
       Cherokee County Water and Sewer Authority Revenue,
          MBIA Insured, 6.90%, 8/01/18 ......................................................             10,000              9,959
          Series 2006, FSA Insured, 5.00%, 8/01/35 ..........................................          3,000,000          3,039,420


                    52 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Clayton County Development Authority Revenue,
          Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ...................   $      3,500,000   $      3,601,745
          Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 .................................          2,310,000          2,445,274
       Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%,
          7/01/23 ...........................................................................            930,000            930,288
       Cobb County Development Authority Parking Revenue, Kennesaw State
          University Foundation Inc. Project, MBIA Insured, 5.00%, 7/15/29 ..................          2,000,000          1,989,840
       Cobb County Development Authority University Facilities Revenue, Kennesaw
       State University,
          Sub Series D, MBIA Insured, 5.00%, 7/15/29 ........................................          5,000,000          4,333,500
       College Park Business and IDAR, Civic Center Project, AMBAC Insured,
          Pre-Refunded, 5.75%, 9/01/26 ......................................................          2,000,000          2,165,080
       Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .................          1,130,000          1,198,015
       Columbus Water and Sewer Revenue,
          FSA Insured, 5.00%, 5/01/29 .......................................................          2,500,000          2,557,050
          Refunding, MBIA Insured, 5.00%, 5/01/25 ...........................................          1,000,000          1,035,130
       Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty,
          5.25%, 9/01/30 ....................................................................          1,750,000          1,714,738
          5.50%, 9/01/37 ....................................................................          5,000,000          4,792,350
       Decatur County School Building Authority Revenue, High School Project, FSA Insured,
          5.00%, 10/01/32 ...................................................................          1,500,000          1,514,145
       DeKalb County Public Safety and Judicial Facilities Authority Revenue,
          Public Safety and Judicial Facility Project, 5.00%, 12/01/29 ......................          2,000,000          2,073,800
       DeKalb County School District COP, Georgia School Boards Assn. Inc., AMBAC Insured,
          5.00%, 12/01/27 ...................................................................          4,285,000          4,442,088
       DeKalb County Water and Sewer Revenue, Refunding, Series B, FSA Insured,
          5.00%, 10/01/35 ...................................................................          7,000,000          7,297,360
       Douglasville-Douglas County Water and Sewer Authority Revenue, MBIA
          Insured, 5.00%,
          6/01/29 ...........................................................................          3,410,000          3,526,417
          6/01/32 ...........................................................................          2,000,000          2,038,260
       East Point Building Authority Revenue, Water and Sewer Project, Series A,
          XLCA Insured, 5.00%, 2/01/34 ......................................................          5,480,000          4,955,564
       Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%,
          6/01/26 ...........................................................................          3,000,000          3,081,300
       Fayette County School District GO, zero cpn. to 9/01/10,
          4.75% thereafter, 3/01/21 .........................................................          1,355,000          1,330,732
          4.95% thereafter, 3/01/25 .........................................................          1,000,000            965,510
       Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ......................................          1,500,000          1,580,445
       Forsyth County Water and Sewerage Authority Revenue, FSA Insured, 5.00%,
          4/01/32 ...........................................................................          5,000,000          5,093,700
       Fulton County Development Authority Revenue,
          Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ........................          3,000,000          3,045,300
          Georgia Tech Foundation Funding SAC II Project, Series A, 5.25%, 11/01/30 .........          5,000,000          5,101,750
          Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ..................          2,240,000          2,328,771
          Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27 ..............          5,000,000          5,097,050
       Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ..................          2,500,000          2,530,475
       Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
          Northeast Health System Inc. Project, Pre-Refunded, 5.50%, 5/15/31 ................          2,500,000          2,707,075
       Georgia Municipal Assn. Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
          12/01/26 ..........................................................................          2,000,000          1,953,040
       Georgia Municipal Electric Authority Power Revenue, Series W,
          6.60%, 1/01/18 ....................................................................            955,000          1,087,793
          ETM, 6.60%, 1/01/18 ...............................................................             45,000             52,794


                    Quarterly Statements of Investments | 53

Franklin Tax-Free Trust

       FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
          5.00%, 6/01/24 ....................................................................   $      1,000,000   $      1,006,550
       Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer
          Housing Corp. Project, Series A, 6.00%, 6/01/24 ...................................          2,550,000          2,130,576
       Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA
          Insured, 5.00%, 12/01/25 ..........................................................          2,600,000          2,650,492
       Georgia State GO, Series B, 5.00%, 7/01/28 ...........................................          3,225,000          3,460,747
       Georgia State HFAR,
          MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ..........          1,000,000          1,000,740
          SFM, Series A, 5.375%, 6/01/39 ....................................................          1,950,000          1,964,547
          SFM, Series C, 5.00%, 12/01/27 ....................................................          1,000,000            940,220
       Georgia State Higher Education Facilities Authority Revenue, USG Real Estate
          Foundation I LLC Project,
          6.00%, 6/15/34 ....................................................................          5,000,000          5,097,550
          Assured Guaranty, 5.625%, 6/15/38 .................................................          3,000,000          3,060,570
       Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates,
          Southeast Georgia Health, Series A, 5.625%, 8/01/34 ...............................          5,000,000          4,763,900
       Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
          MBIA Insured, 5.25%, 1/01/24 ......................................................          2,000,000          2,208,720
          MBIA Insured, Pre-Refunded, 5.00%, 1/01/24 ........................................          8,500,000          9,618,005
          Refunding, MBIA Insured, 5.25%, 1/01/22 ...........................................          3,000,000          3,361,410
       Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett
          Hospital Systems Inc. Project, Series B, MBIA Insured, Pre-Refunded,
          5.30%, 9/01/27 ....................................................................          3,750,000          4,210,087
       Gwinnett County School District GO, 5.00%,
          2/01/32 ...........................................................................          5,000,000          5,224,800
          2/01/36 ...........................................................................          5,815,000          6,021,316
       Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25 ......          2,795,000          3,137,639
       Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured,
          5.00%, 12/01/27 ...................................................................          2,015,000          1,827,625
       Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ....................          2,750,000          2,812,040
       Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project,
          Refunding, AMBAC Insured, 6.00%, 7/01/29 ..........................................          5,000,000          5,012,200
       Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured,
          6.00%, 10/01/23 ...................................................................          3,300,000          4,024,284
       Jackson County School District GO, MBIA Insured, 5.00%, 3/01/25 ......................          3,000,000          3,114,960
       Lagrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38 ...........          4,000,000          3,811,600
       Lincoln County School District GO, 5.50%, 4/01/37 ....................................          2,200,000          2,317,612
       Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/27 ...........          5,000,000          4,458,700
       Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
          Regional Healthcare System,
          Assured Guaranty, 6.375%, 8/01/29 .................................................          4,000,000          4,323,600
          MBIA Insured, 5.50%, 8/01/25 ......................................................          6,000,000          5,621,040
       Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
          10/01/26 ..........................................................................          1,000,000          1,016,020
       Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture,
          Refunding, Series B, FSA Insured, 5.00%, 7/01/37 ..................................         10,000,000         10,138,900


                    54 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
          Refunding, Series A, 6.80%, 1/01/12 ...............................................   $      1,500,000   $      1,620,180
       Municipal Electric Authority Revenue,
          General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26 .......          5,000,000          5,228,700
          Project 1, sub. bond, Series E, MBIA Insured, 5.00%, 1/01/25 ......................          2,315,000          2,334,261
       Newton County Hospital Authority Revenue, Newton Health System Project 1999, AMBAC
          Insured, Pre-Refunded, 6.10%, 2/01/24 .............................................          4,500,000          4,713,120
       Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton, CIFG
          Insured, 5.00%, 6/01/24 ...........................................................          3,150,000          3,220,844
       Paulding County GO, Courthouse, FGIC Insured, 5.00%, 2/01/32 .........................          4,000,000          4,112,480
       Paulding County School District GO, 5.00%, 2/01/33 ...................................          4,000,000          4,022,480
       Peach County Development Authority Student Housing Facilities Revenue, Fort Valley
          State University Foundation Property LLC, AMBAC Insured, 5.00%, 6/01/34 ...........          3,000,000          2,995,740
       Private Colleges and Universities Authority Revenue,
          Emory University, Refunding, 5.00%, 9/01/35 .......................................          5,000,000          5,124,600
          Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ..................          2,000,000          1,558,240
       Richmond County Development Authority, Solid Waste Disposal Revenue, International
          Paper Co. Project, 5.80%, 12/01/20 ................................................          1,500,000          1,235,610
       Richmond County Development Authority Educational Facilities Revenue, Augusta State
          University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ..........          1,000,000            988,720
       Rockdale County Water and Sewer Authority Revenue,
          FSA Insured, 5.00%, 7/01/29 .......................................................          4,000,000          4,161,240
          Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 .............................          5,000,000          5,187,900
       Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%,
          12/01/30 ..........................................................................          1,500,000          1,431,570
       South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
          Pre-Refunded, 5.00%, 1/01/33 ......................................................          3,500,000          3,906,980
       Suwanee GO, MBIA Insured, Pre-Refunded, 5.25%, 1/01/32 ...............................          3,000,000          3,301,020
       Upper Oconee Basin Water Authority Revenue, Refunding, MBIA Insured, 5.00%,
          7/01/26 ...........................................................................          1,000,000          1,004,640
       Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia
          Medical Center Project,
          5.00%, 10/01/33 ...................................................................          2,000,000          1,649,100
          AMBAC Insured, 5.25%, 10/01/27 ....................................................          3,000,000          2,488,050
       Walton County Water and Sewer Authority Revenue,
          Hard Labor Creek Project, FSA Insured, 5.00%, 2/01/33 .............................          5,000,000          5,027,600
          Oconee, Hard Creek Resources Project, FSA Insured, 5.00%, 2/01/38 .................          3,845,000          3,893,293
          Refunding and Improvement, MBIA Insured, 6.00%, 2/01/21 ...........................            750,000            749,940
       Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured,
          5.25%, 3/01/25 ....................................................................          3,000,000          2,612,100
                                                                                                                   ----------------
                                                                                                                        382,654,373
                                                                                                                   ----------------
       U.S. TERRITORIES 3.1%
       PUERTO RICO 2.2%
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series L, MBIA Insured, 5.25%, 7/01/35 .................................         10,000,000          9,134,500
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 55

Franklin Tax-Free Trust

       FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.9%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A,
          5.40%, 10/01/12 ...................................................................   $        850,000   $        854,760
          5.50%, 10/01/22 ...................................................................          1,200,000          1,157,088
          5.625%, 10/01/25 ..................................................................          1,530,000          1,466,046
                                                                                                                   ----------------
                                                                                                                          3,477,894
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            12,612,394
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $393,318,631) 97.1% ..........................................                           395,266,767
       OTHER ASSETS, LESS LIABILITIES 2.9% ..................................................                            11,935,834
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    407,202,601
                                                                                                                   ================

See Abbreviations on page 183.

                    See Notes to Statements of Investments.


                    56 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS 94.6%
       ALABAMA 0.5%
       Camden IDB Exempt Facilities Revenue, Weyerhaeuser,
          Series A, Pre-Refunded, 6.125%, 12/01/24 ..........................................   $      3,000,000   $      3,491,490
          Series B, Pre-Refunded, 6.375%, 12/01/24 ..........................................          1,750,000          2,002,945
       Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO,
          Pre-Refunded, 7.75%, 7/01/21 ......................................................          9,420,000          9,995,185
       Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
          Project, Refunding, Series B, 6.10%, 5/15/30 ......................................          5,800,000          5,126,330
       Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects,
          Series A, 9.25%, 3/01/33 ..........................................................          5,500,000          6,168,085
                                                                                                                   ----------------
                                                                                                                         26,784,035
                                                                                                                   ----------------
       ALASKA 0.1%
       Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
          Regional Power,
          5.70%, 1/01/12 ....................................................................          1,080,000          1,046,844
          5.80%, 1/01/18 ....................................................................          1,495,000          1,310,412
          5.875%, 1/01/32 ...................................................................          5,730,000          4,336,407
                                                                                                                   ----------------
                                                                                                                          6,693,663
                                                                                                                   ----------------
       ARIZONA 5.0%
       Apache County IDA,
          IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26 .......         16,500,000         15,114,660
          PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28 .......         53,150,000         47,682,991
          PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33 ......         33,800,000         29,423,914
       Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health
          Network, Pre-Refunded, 6.375%, 12/01/37 ...........................................          2,500,000          2,936,200
       Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A,
          6.625%, 7/01/20 ...................................................................          3,940,000          4,239,125
       Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A,
          7.25%, 12/01/32 ...................................................................         14,500,000         12,061,100
       Coconino County PCC Revenue, Tucson Electric Power Navajo, Refunding, Series A,
          7.125%, 10/01/32 ..................................................................         21,125,000         18,697,526
          Series B, 7.00%, 10/01/32 .........................................................          9,500,000          9,497,720
       Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, FGIC Insured,
          5.00%, 7/01/36 ....................................................................         10,000,000          9,058,500
       Maricopa County IDA Health Facility Revenue,
          Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26 .....................          7,500,000          7,345,275
          Catholic Healthcare West Project, Refunding, Series A, ACA Insured, 5.00%,
             7/01/16 ........................................................................          5,450,000          5,477,032
       Maricopa County PCC, PCR,
          El Paso Electric Co. Project, Series A, 7.25%, 4/01/40 ............................         20,000,000         21,633,000
          Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22 ..............          9,800,000          9,549,512
       Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series D, 5.75%,
          6/01/34 ...........................................................................         10,750,000         10,854,597
       Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A,
          5.00%, 7/01/38 ....................................................................         15,000,000         15,075,450
       Pima County IDAR,
          Industrial Development, Tucson Electric Power, Series A, 6.375%, 9/01/29 ..........         35,000,000         33,006,750
          Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .......................         10,140,000          8,707,725
       Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37 .......................         10,000,000          7,999,600


                    Quarterly Statements of Investments | 57

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       University Medical Center Corp. Hospital Revenue,
          6.00%, 7/01/24 ....................................................................   $        250,000   $        254,143
          6.25%, 7/01/29 ....................................................................          1,000,000          1,008,860
          5.00%, 7/01/35 ....................................................................         10,175,000          8,548,323
          6.50%, 7/01/39 ....................................................................          1,500,000          1,523,145
       Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding,
          Series A, 6.375%, 12/01/37 ........................................................         15,500,000         12,571,430
                                                                                                                   ----------------
                                                                                                                        292,266,578
                                                                                                                   ----------------
       ARKANSAS 0.3%
       Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch
          Corp. Projects, Series A, 7.75%, 8/01/25 ..........................................          3,800,000          3,227,872
       Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13 ................          2,400,000          2,587,752
       Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
          11/01/26 ..........................................................................         10,000,000          7,444,700
       Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12 ..........          3,150,000          3,082,779
                                                                                                                   ----------------
                                                                                                                         16,343,103
                                                                                                                   ----------------
       CALIFORNIA 15.1%
       ABAG 1915 Act Special Assessment, Windemere Ranch AD, 1999-1, Pre-Refunded, 6.375%,
          9/02/32 ...........................................................................          9,735,000         11,111,042
       Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38 .....          5,200,000          3,821,168
       Anaheim PFAR, Refunding, Series A-2, FGIC Insured, 4.75%, 9/01/29 ....................         24,000,000         22,530,480
       Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37 ........          5,480,000          2,953,172
       Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
          5.35%, 9/01/36 ....................................................................          3,680,000          2,531,840
       Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ......          4,085,000          4,981,698
       Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 .......................          5,780,000          6,566,138
       California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda
          County, 5.875%, 6/01/35 ...........................................................          3,700,000          2,842,488
       California Educational Facilities Authority Revenue, Pooled College and University
          Financing, Refunding, Series B, 6.125%, 6/01/09 ...................................             10,000             10,000
       California Health Facilities Financing Authority Revenue, Marshall Medical Center,
          Series A,
       California Mortgage Insured, 5.00%,
          11/01/24 ..........................................................................          2,295,000          2,187,755
          11/01/29 ..........................................................................          2,220,000          1,988,632
          11/01/33 ..........................................................................          3,130,000          2,680,125
       California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31 .............................         20,000,000         16,102,000
       California Infrastructure and Economic Development Bank Revenue, Department of Social
          Services Administration Building, AMBAC Insured, 5.00%,
          12/01/30 ..........................................................................         10,300,000         10,273,117
          12/01/35 ..........................................................................          5,000,000          4,829,150
       California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
          6.875%, 11/01/27 ..................................................................         10,000,000         10,017,000
       California State GO,
          6.00%, 4/01/38 ....................................................................         20,000,000         20,611,800
          Refunding, 5.25%, 4/01/30 .........................................................             50,000             48,337
          Refunding, 5.25%, 4/01/32 .........................................................             40,000             38,008
          Various Purpose, Refunding, 5.00%, 6/01/31 ........................................         22,000,000         20,207,880


                    58 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       California Statewide CDA Revenue,
          Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32 ......................   $     13,090,000   $     16,313,674
          Eskaton Village Grass Valley, Pre-Refunded, 8.25%, 11/15/31 .......................          2,945,000          3,264,415
          Monterey Institute International, 5.50%, 7/01/31 ..................................         13,240,000         13,820,574
          Prospect Sierra School, Pre-Refunded, 6.75%, 9/01/32 ..............................          6,440,000          6,975,808
          St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 ..................          5,000,000          4,810,250
          St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ...................         10,000,000          9,679,900
          Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ...............................         25,000,000         22,089,750
          Thomas Jefferson School of Law, Series A, 7.25%, 10/01/38 .........................         11,730,000         10,209,323
       California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37 .....         10,000,000          7,446,300
       Chabot-Las Positas Community College District GO, Capital Appreciation Bonds,
          Series C, AMBAC Insured, zero cpn.,
          8/01/33 ...........................................................................         21,015,000          4,264,364
          8/01/34 ...........................................................................         10,000,000          1,894,400
          8/01/43 ...........................................................................         31,515,000          3,372,735
          8/01/45 ...........................................................................         34,035,000          3,184,315
       Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36 ..................          2,215,000          1,423,403
       Chula Vista CFD Special Tax,
          No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ..............................          3,065,000          2,349,384
          No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36 ................................          2,645,000          1,586,365
          No. 99-1, Otay Ranch Spa One, Pre-Refunded, 6.10%, 9/01/31 ........................          4,890,000          5,308,339
       Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .........          8,100,000          8,760,150
       El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
          9/01/31 ...........................................................................          3,500,000          2,794,645
       Emeryville RDA, MFHR, Emery Bay Apartments II,
          Series A, Pre-Refunded, 5.85%, 10/01/28 ...........................................         12,460,000         13,099,572
          sub. lien, Series C, Pre-Refunded, 7.875%, 10/01/28 ...............................          1,760,000          1,893,954
       Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
          zero cpn., 1/15/22 ................................................................         49,115,000         18,079,723
          zero cpn., 1/15/31 ................................................................          4,000,000            661,560
          zero cpn., 1/15/34 ................................................................          4,500,000            579,780
          zero cpn., 1/15/36 ................................................................          4,000,000            436,320
          zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...................................         35,000,000         28,213,850
       Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 .....................          3,500,000          3,121,720
       Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
          Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ...................................         10,000,000          6,658,600
          Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42 ...........................         10,000,000         12,107,500
          Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 .......................         30,750,000         25,518,195
          Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 .................................         13,250,000         10,995,645
       Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
          7.00%, 9/02/30 ....................................................................          7,715,000          6,756,025
       Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ...............          5,000,000          3,723,600
       Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36 .................          6,595,000          4,348,083
       Los Angeles MFR, Refunding,
          Series J-1B, 7.125%, 1/01/24 ......................................................            120,000            103,042
          Series J-1C, 7.125%, 1/01/24 ......................................................            455,000            390,699
          Series J-2B, 8.50%, 1/01/24 .......................................................            635,000            546,627
(a)       Series J-2C, 8.50%, 1/01/24 .......................................................          2,100,000          1,807,743


                    Quarterly Statements of Investments | 59

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       Los Angeles Regional Airports Improvement Corp. Lease Revenue,
(b)    Facilities Lease, United Air Lines Inc., Los Angeles International Airport,
          Refunding, 6.875%, 11/15/12 .......................................................   $      9,500,000   $      9,520,805
       Facilities Sublease, Delta Air Lines Inc., Los Angeles International Airport,
          Refunding, 6.35%, 11/01/25 ........................................................         12,000,000          9,719,760
       Los Angeles Wastewater System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
          6/01/30 ...........................................................................          7,530,000          7,580,376
       Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 .......................          4,000,000          3,342,640
       Poway USD Special Tax,
          CFD No. 10, Area A, 6.10%, 9/01/31 ................................................          1,995,000          1,660,917
          CFD No. 11, Area A, 5.375%, 9/01/28 ...............................................          2,965,000          2,237,448
          CFD No. 11, Area A, 5.375%, 9/01/34 ...............................................          2,235,000          1,685,972
          CFD No. 14, Del Sur, 5.25%, 9/01/36 ...............................................          7,500,000          5,061,300
       Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35 .............................          7,315,000          4,788,911
       Romoland School District Special Tax, CFD 1,
          Improvement Area 1, 5.35%, 9/01/28 ................................................          7,015,000          5,373,350
          Improvement Area 1, 5.40%, 9/01/36 ................................................          6,175,000          4,404,133
          Improvement Area 2, 5.35%, 9/01/38 ................................................          7,900,000          4,922,569
       Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25 ...........................          1,550,000          1,121,255
       San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
          5.00%, 4/01/29 ....................................................................         10,000,000          9,657,700
       San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
          7/01/09 ...........................................................................          3,750,000          3,742,575
          7/01/10 ...........................................................................          4,500,000          4,429,035
          7/01/12 ...........................................................................          4,500,000          4,082,355
          7/01/13 ...........................................................................          4,250,000          3,677,482
          7/01/14 ...........................................................................          2,250,000          1,865,948
       San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
          7/01/31 ...........................................................................          8,920,000          9,290,537
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 .........................         22,500,000         20,529,675
          Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 .........................         20,000,000         17,934,000
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 .........................         20,000,000         16,435,600
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 .........................         20,000,000         16,219,400
          junior lien, ETM, zero cpn., 1/01/10 ..............................................         15,000,000         14,924,100
          junior lien, ETM, zero cpn., 1/01/12 ..............................................         30,100,000         28,792,757
          junior lien, ETM, zero cpn., 1/01/24 ..............................................         52,700,000         28,263,010
          junior lien, ETM, zero cpn., 1/01/25 ..............................................         45,200,000         22,701,700
          junior lien, ETM, zero cpn., 1/01/26 ..............................................        131,900,000         62,262,076
          junior lien, ETM, zero cpn., 1/01/27 ..............................................        139,100,000         61,683,895
          senior lien, 5.00%, 1/01/33 .......................................................         11,930,000          8,831,660
       Santa Clara County GO, 5.00%, 8/01/34 ................................................         25,000,000         25,256,500
       Saugus USD Special Tax, 6.00%, 9/01/33 ...............................................          3,150,000          2,570,620
       Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%,
          9/01/36 ...........................................................................          2,000,000          1,384,580
       Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No.
          2003-2, 6.30%, 9/02/33 ............................................................          6,000,000          5,110,440


                    60 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CALIFORNIA (CONTINUED)
       Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded,
          6.375%, 9/01/32 ...................................................................   $      4,100,000   $      4,818,730
       Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36 ..........         20,000,000         15,160,800
       Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%,
          9/01/34 ...........................................................................          6,520,000          5,374,110
       West Sacramento Special Tax, CFD No. 16, Pre-Refunded, 6.00%, 9/01/33 ................          3,000,000          3,391,440
                                                                                                                   ----------------
                                                                                                                        874,732,323
                                                                                                                   ----------------
       COLORADO 4.3%
       Arkansas River Power Authority Power Revenue, Improvement, 6.00%, 10/01/40 ...........         10,000,000          9,283,200
       Colorado Health Facilities Authority Revenue, Hospital, Refunding, Series C, FSA
          Insured, 5.25%, 3/01/40 ...........................................................         20,000,000         18,921,000
       Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13 ....................            410,000            445,801
       Denver City and County Special Facilities Airport Revenue, United Airlines Project,
          Refunding, Series A, 5.25%, 10/01/32 ..............................................         27,365,000         16,999,412
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured, 5.00%,
          12/01/30 ..........................................................................         15,000,000         11,259,600
          12/01/35 ..........................................................................         15,000,000         10,885,200
       Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded,
          6.25%, 12/01/33 ...................................................................          4,000,000          4,779,560
       E-470 Public Highway Authority Revenue, Capital Appreciation, Refunding, Series B,
          MBIA Insured, zero cpn., 9/01/37 ..................................................         15,720,000          1,497,644
          Refunding, Series B, MBIA Insured, zero cpn., 9/01/38 .............................         20,000,000          1,744,800
          Refunding, Series B, MBIA Insured, zero cpn., 9/01/39 .............................         30,000,000          2,415,900
          Series A, MBIA Insured, zero cpn., 9/01/28 ........................................         15,000,000          3,200,850
          Series B, MBIA Insured, zero cpn., 9/01/29 ........................................         10,000,000          1,918,300
          Series B, MBIA Insured, zero cpn., 9/01/30 ........................................         17,300,000          3,030,614
          Series B, MBIA Insured, zero cpn., 9/01/31 ........................................         10,000,000          1,601,600
       Eagle County Airport Terminal Corp. Revenue, Series A, 7.00%, 5/01/21 ................            665,000            538,510
          7.125%, 5/01/31 ...................................................................          1,215,000            896,609
       Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
          6.95%, 8/01/19 ....................................................................         41,200,000         36,879,356
       Littleton MFHR, Riverpoint, Series C, Pre-Refunded, 8.00%, 12/01/29 ..................          2,660,000          2,956,085
       McKay Landing Metropolitan District No. 002 GO, Limited Tax, Pre-Refunded, 7.50%,
          12/01/19 ..........................................................................          2,545,000          2,761,071
          Subordinated, Series A, Pre-Refunded, 7.50%, 12/01/34 .............................          2,000,000          2,184,500
       Public Authority for Colorado Energy Natural Gas Purchase Revenue,
          6.125%, 11/15/23 ..................................................................          2,465,000          2,408,404
          6.25%, 11/15/28 ...................................................................         12,500,000         12,197,625
          6.50%, 11/15/38 ...................................................................         90,100,000         88,702,549
       Saddle Rock South Metropolitan District No. 3 GO, Limited Mill Levy Obligation,
          Pre-Refunded, 7.35%, 12/01/19 .....................................................          2,740,000          2,915,442
       Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
          12/01/28 ..........................................................................          7,640,000          6,007,485
(a, c) Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ..          3,000,000          2,679,990
                                                                                                                   ----------------
                                                                                                                        249,111,107
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 61

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       CONNECTICUT 1.6%
       Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
          Series A, 5.85%, 9/01/28 ..........................................................   $     53,825,000   $     54,256,138
          Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 ...........         12,500,000         12,506,250
       Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic
          Co. Project, 6.15%, 4/01/35 .......................................................          3,000,000          2,757,060
       Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart
          University, Series C, 6.50%, 7/01/16 ..............................................            345,000            345,166
          St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ..........................          5,650,000          4,675,318
       Connecticut State HFAR, Housing Mortgage Finance Program, Refunding, Series C-1,
          6.30%, 11/15/17 ...................................................................         16,060,000         16,077,024
                                                                                                                   ----------------
                                                                                                                         90,616,956
                                                                                                                   ----------------
       DISTRICT OF COLUMBIA 1.1%
       District of Columbia Ballpark Revenue, Series B-1, FGIC Insured, 5.00%, 2/01/35 ......         18,000,000         12,700,800
       District of Columbia Hospital Revenue, Children's Hospital Obligation Group, Assured
          Guaranty, 5.25%, 7/15/38 ..........................................................         11,000,000         10,359,360
       District of Columbia Revenue, Gains-Georgetown University, Capital Appreciation, AMBAC
          Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36 ..........................         27,105,000         13,907,575
          Methodist Home Issue, 6.00%, 1/01/29 ..............................................          4,750,000          3,539,463
       District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding,
          6.50%, 5/15/33 ....................................................................         22,000,000         18,019,320
          Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46 ............        175,000,000          4,800,250
          Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46 ............         66,000,000          1,657,920
                                                                                                                   ----------------
                                                                                                                         64,984,688
                                                                                                                   ----------------
       FLORIDA 7.2%
       Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34 ....................          4,700,000          2,444,047
       Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
          6.00%, 5/01/16 ....................................................................         18,545,000         20,032,680
          6.20%, 5/01/22 ....................................................................         23,590,000         25,934,374
       Brighton Lakes CDD Special Assessment, Series B, Pre-Refunded, 7.625%, 5/01/31 .......          2,985,000          3,195,443
       Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31 .............          1,315,000          1,007,763
       Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ...........          2,165,000          1,863,177
       Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 ..............          2,180,000          1,554,994
       Citizens Property Insurance Corp. Revenue, Senior Secured, High Risk Account,
          Series A-1, 6.00%, 6/01/17 ........................................................         25,000,000         25,816,000
       Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
          8/15/32 ...........................................................................         10,550,000          9,368,611
       East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36 ........................          1,425,000            849,314
       Escambia County Environmental Improvement Revenue, International Paper Co. Projects,
          Series A, 9.50%, 3/01/33 ..........................................................          7,975,000          8,312,103
       Fleming Plantation CDD Special Assessment, Series B, Pre-Refunded, 7.375%, 5/01/31 ...          9,900,000         10,608,840
       Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
          Series D, 6.00%, 6/01/23 ..........................................................          5,000,000          5,950,950
       Groves CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.75%, 5/01/32 ........          1,675,000          1,794,997
       Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A,
          5.375%, 6/01/46 ...................................................................         18,000,000         14,855,580
          Series A, Pre-Refunded, 7.25%, 10/01/24 ...........................................          4,700,000          5,169,201
          Series A, Pre-Refunded, 7.25%, 10/01/29 ...........................................          1,400,000          1,539,762


                    62 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Hawk's Point CDD Special Assessment, Hawk's Point Community Development, Series A,
          5.30%, 5/01/39 ....................................................................   $      1,450,000   $        766,920
       Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18 ...          6,500,000          6,801,665
       Hillsborough County IDAR, Refunding, Series B, 5.25%,
          10/01/28 ..........................................................................          1,500,000          1,350,645
          10/01/34 ..........................................................................          7,250,000          6,347,375
       Indian Trace CDD, GO, Water Management Special Benefit, sub. lien, Refunding,
          Series B, 8.25%, 5/01/11 ..........................................................          4,840,000          4,699,059
       Indian Trace Development District Special Assessment, Isles at Weston Project,
          5.50%, 5/01/33 ....................................................................          2,690,000          1,692,494
       Indian Trail ID, GO, Water Control and Improvement, Unit Development 18, ETM, 6.875%,
          8/01/10 ...........................................................................            315,000            323,798
       Pre-Refunded, 7.00%, 8/01/20 .........................................................          2,445,000          2,573,607
       Pre-Refunded, 7.25%, 8/01/31 .........................................................          5,725,000          6,035,524
       Indigo CDD Capital Improvement Revenue, Refunding, Series A, 7.00%, 5/01/31 ..........            880,000            753,526
       Series C, 7.00%, 5/01/30 .............................................................          4,520,000          3,881,324
       Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 .............................          1,655,000          1,377,324
       Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ....................................          1,450,000          1,303,420
       Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited
          Investors, Refunding, 5.875%, 1/01/19 .............................................          1,350,000          1,190,957
          6.25%, 1/01/28 ....................................................................          1,230,000            994,148
          6.375%, 1/01/43 ...................................................................          2,250,000          1,709,888
       Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
          CIFG Insured, 5.00%, 10/01/30 .....................................................         11,505,000         11,166,408
       Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 ............          7,545,000          6,693,169
       Mediterra South CDD Capital Improvement Revenue, 6.85%, 5/01/31 ......................          2,265,000          2,001,784
       Series B, 6.95%, 5/01/31 .............................................................          6,840,000          6,173,989
       Mediterranea CDD Special Assessment, Series A, 5.60%, 5/01/37 ........................          1,500,000            859,440
       Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33 .......         14,310,000         13,601,083
       Midtown Miami Community Development Special Assessment Revenue,
          Series A, 6.25%, 5/01/37 ..........................................................          7,500,000          4,955,325
          Series B, 6.50%, 5/01/37 ..........................................................          3,905,000          2,609,360
       Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13 ...............            210,000            211,441
       Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit of
          Development No. 43, 6.10%, 8/01/21 ................................................            415,000            356,954
          Pre-Refunded, 6.10%, 8/01/21 ......................................................          1,960,000          2,172,621
       Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
          Unit of Development No. 46, Series A, 5.35%, 8/01/41 ..............................            800,000            422,936
       Oakstead CDD Revenue, Capital Improvement, Series A, Pre-Refunded, 7.20%, 5/01/32 ....          3,065,000          3,269,313
       Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System
          Inc., Pre-Refunded, 5.625%, 11/15/32 ..............................................         10,000,000         11,253,000
       Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36 ................          1,300,000            731,588
       Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 .............          2,650,000          1,893,955
       Parkway Center CDD Special Assessment, Series A, Pre-Refunded, 8.25%, 5/01/31 ........          1,314,814          1,414,319


                    Quarterly Statements of Investments | 63

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Pelican Marsh CDD Special Assessment Revenue, Series A,
          7.10%, 5/01/20 ....................................................................   $      2,830,000   $      2,363,305
          7.20%, 5/01/31 ....................................................................          6,205,000          4,821,285
       Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28 .........          7,000,000          6,789,230
       Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31 ..........................         10,005,000          8,816,906
       Port St. Lucie Utility Revenue, System, Refunding, Series A, MBIA Insured, 5.00%,
          9/01/29 ...........................................................................         11,025,000         10,723,135
       Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37 ..............................          2,800,000          1,525,944
       Portofino Cove CDD Special Assessment, Series A, 5.50%, 5/01/38 ......................          1,545,000            777,568
       Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38 ..................          2,795,000          1,406,891
       Portofino Springs CDD Special Assessment, Series A, 5.50%, 5/01/38 ...................          1,000,000            503,280
       Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 .......          1,250,000          1,211,838
       Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 .......................          3,365,000          2,674,603
       Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
          12/01/22 ..........................................................................          3,450,000          2,775,732
       River Place St. Lucie CDD Special Assessment Revenue,
          Series A, 7.625%, 5/01/21 .........................................................            995,000            885,580
          Series A, 7.625%, 5/01/30 .........................................................          1,590,000          1,329,017
          Series B, 7.25%, 5/01/10 ..........................................................            970,000            946,575
       Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14 ...................            435,000            404,902
       Sampson Creek CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.95%,
          5/01/31 ...........................................................................          2,635,000          2,769,359
       Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 ................................          8,170,000          4,184,674
       South Broward Hospital District Revenue, South Broward Hospital District Obligated
          Group, Refunding, 4.75%, 5/01/32 ..................................................         11,235,000         10,212,166
          5.00%, 5/01/36 ....................................................................         12,500,000         11,086,000
       South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
          Group, 5.00%, 8/15/32 .............................................................         15,000,000         13,712,700
          8/15/37 ...........................................................................         19,860,000         17,801,312
          South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 .................          2,455,000          1,936,185
       St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
          5/01/18 ...........................................................................          1,615,000          1,319,051
       St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
          Management Benefit, Refunding, Series B, 6.25%, 5/01/25 ...........................          5,080,000          4,406,240
       Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 .............................          2,020,000          1,608,970
       Stoneybrook West CDD Special Assessment Revenue, Series A, Pre-Refunded, 7.00%,
          5/01/32 ...........................................................................          2,990,000          3,176,785
       Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 .................          1,230,000            976,669
       Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ...................          8,075,000          5,850,257
       Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37 .............          1,940,000          1,009,576
       Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 .................................          8,170,000          6,599,154
       Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 .........................          5,730,000          5,730,974
       Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38 ........................          9,900,000          7,238,088
       Village Center CDD Recreational Revenue,
          Sub Series B, 6.25%, 1/01/13 ......................................................          3,380,000          3,250,309
          Sub Series B, 8.25%, 1/01/17 ......................................................          1,580,000          1,580,284
          Sub Series C, 7.375%, 1/01/19 .....................................................          2,045,000          1,967,004


                    64 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Vista Lake CDD Capital Improvement Revenue, Series A, Pre-Refunded, 7.20%,
          5/01/32 ...........................................................................   $      2,560,000   $      2,724,531
       Waterchase CDD Capital Improvement Revenue, Series A, Pre-Refunded, 6.70%,
          5/01/32 ...........................................................................          2,735,000          2,999,037
       Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ..................          1,090,000            972,476
       Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36 ..........................          1,700,000            988,975
(b)    Waterstone CDD Capital Improvement Revenue, Series B, 5.50%, 5/01/18 .................          4,400,000          1,760,792
       Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 .......................          1,190,000            989,485
       Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37 ...............          1,950,000          1,547,481
                                                                                                                   ----------------
                                                                                                                        418,240,520
                                                                                                                   ----------------
       GEORGIA 3.1%
       Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31 ......................          1,035,000            734,964
       Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ...................         33,000,000         32,209,980
       Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
          5.375%, 12/01/28 ..................................................................          1,470,000          1,088,697
       Burke County Development Authority PCR,
       Oglethorpe Power, Vogtle Project, Series C, 5.70%, 1/01/43 ...........................         55,000,000         54,590,250
       Oglethorpe Power Corp., Vogtle Project, Series E, 7.00%, 1/01/23 .....................         25,000,000         28,210,000
       Floyd County Development Authority Environmental Improvement Revenue,
          Temple-Inland Inc., Refunding, 5.70%, 12/01/15 ....................................          1,575,000          1,524,868
       Forsyth County Hospital Authority Revenue, Anticipation Certificate,
          Georgia Baptist Health Care System Project, ETM,
          6.25%, 10/01/18 ...................................................................          6,000,000          6,940,200
          6.375%, 10/01/28 ..................................................................          8,000,000          9,785,040
       Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%,
          7/01/27 ...........................................................................          5,000,000          3,394,500
       Gainesville RDA Educational Facilities Revenue, Riverside Military
          Academy, Refunding, 5.125%, 3/01/37 ...............................................          6,500,000          3,678,090
       Henry County Hospital Authority Revenue, Henry Medical Center Inc. ...................
          Project, Refunding, MBIA Insured, 5.00%, 7/01/34 ..................................         26,145,000         23,984,900
       Main Street Natural Gas Inc. Gas Project Revenue,
          Series A, 5.50%, 9/15/28 ..........................................................          5,000,000          4,442,050
          Series B, 5.00%, 3/15/22 ..........................................................          5,500,000          4,812,445
       McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
          Products, 6.95%, 12/01/23 .........................................................          5,120,000          3,976,806
                                                                                                                   ----------------
                                                                                                                        179,372,790
                                                                                                                   ----------------
       IDAHO 0.6%
       Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A,
          6.75%, 11/01/37 ...................................................................         12,500,000         13,399,375
       Nez Perce County PCR,
          Potlatch 84, 7.00%, 12/01/14 ......................................................          5,000,000          4,922,000
          Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ................................         22,500,000         17,678,250
                                                                                                                   ----------------
                                                                                                                         35,999,625
                                                                                                                   ----------------
       ILLINOIS 3.3%
       Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
          3/01/33 ...........................................................................          3,300,000          2,279,904
       Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
          Pre-Refunded,
          6.25%, 3/01/32 ....................................................................          3,588,000          4,083,969
          6.75%, 3/01/32 ....................................................................          5,263,000          5,963,242


                    Quarterly Statements of Investments | 65

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ILLINOIS (CONTINUED)
       Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West
          Project, Series A, Pre-Refunded,
          6.625%, 3/01/31 ...................................................................   $      4,301,000   $      4,716,089
          7.00%, 3/01/31 ....................................................................          4,752,000          5,298,100
       Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge
          Project, Pre-Refunded,
          7.05%, 3/01/31 ....................................................................          5,675,000          6,374,444
       Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured,
          5.90%, 8/01/23 ....................................................................         11,000,000         10,393,900
       Cary Special Tax,
          Refunding, Radian Insured, 5.00%, 3/01/30 .........................................          3,070,000          2,353,308
          Special Service Area No. 1, Cambria Project, Series A, Pre-Refunded, 7.625%,
             3/01/30 ........................................................................          2,869,000          3,077,146
          Special Service Area No. 2, Foxford Hills Project, Pre-Refunded, 7.50%, 3/01/30 ...          5,155,000          5,507,963
       Chicago O'Hare International Airport Revenue,
          General Airport Third Lien, Series A, FGIC Insured, 5.00%, 1/01/33 ................         15,000,000         14,397,600
          Refunding, Series A, FSA Insured, 5.00%, 1/01/38 ..................................         16,500,000         15,939,660
       Gilberts Special Service Area No. 9 Special Tax, Big Timber Project,
          Pre-Refunded, 7.75%, 3/01/27 ......................................................          6,000,000          6,823,260
       Hampshire Special Service Area No. 14 Special Tax, Lakewood Crossing
          Subdivision, 5.95%, 3/01/36 .......................................................          7,785,000          5,018,055
       Illinois Finance Authority Revenue,
          Lutheran Hillside Village, Refunding, 5.25%, 2/01/37 ..............................          7,500,000          5,057,325
          Resurrection Health Care, Series A, FSA Insured, 5.25%, 5/15/29 ...................         15,500,000         12,648,155
          Sherman Health System, Series A, 5.50%, 8/01/37 ...................................         17,240,000         13,089,470
       Illinois Health Facilities Authority Revenue,
          Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 .............          1,425,000          1,427,109
          Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ....................          8,595,000          7,549,332
       Illinois State Development Finance Authority PCR, Ameren Corp. and Central
          Illinois Public Service Co., Refunding, Series A, 5.50%, 3/01/14 ..................          3,515,000          3,467,161
       Illinois State Finance Authority Revenue, Rush University Medical Center
          Obligation Group, Series B, 7.25%, 11/01/38 .......................................         10,000,000         10,578,700
       Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue,
          McCormick Place  Convention Center, ETM, 7.00%, 7/01/26 ...........................          7,500,000          9,953,775
       Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 .......          3,000,000          2,111,550
       Montgomery Special Assessment, Improvement, Lakewood Creek Project, Pre-Refunded,
          7.75%, 3/01/30 ....................................................................          4,678,000          5,181,353
       Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
          System, Refunding, XLCA Insured, 5.00%, 1/01/39 ...................................          5,000,000          4,558,450
       Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project,
          Series B, 6.375%, 3/01/34 .........................................................          7,918,000          5,753,773
       Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 .......          2,425,000          2,064,718
       Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
          6.00%, 3/01/33 ....................................................................          4,479,000          3,048,318
          6.625%, 3/01/33 ...................................................................          5,242,000          3,991,731
       Yorkville United City Special Services Area Special Tax,
          No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 ...................          4,222,000          2,830,302
          No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ......................          3,418,000          2,579,667
          No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36 ................................          4,919,000          3,227,110
                                                                                                                   ----------------
                                                                                                                        191,344,639
                                                                                                                   ----------------


                    66 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       INDIANA 2.1%
       Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
          8/01/36 ...........................................................................   $      5,000,000   $      3,325,050
       Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
          8/15/19 ...........................................................................          3,000,000          2,438,880
          8/15/28 ...........................................................................          5,000,000          3,608,800
       Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
          3/01/37 ...........................................................................          8,000,000          6,682,960
       Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes
          of Indiana, Refunding, 5.25%, 11/15/35 ............................................         12,000,000          8,978,520
       Indiana Health Facility Financing Authority Hospital Revenue,
          6.25%, 3/01/25 ....................................................................          5,900,000          5,806,544
          6.00%, 3/01/34 ....................................................................         12,000,000         10,856,640
          Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/31 ......         11,740,000         11,210,291
          Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/31 ...         36,760,000         40,752,871
          Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 ...............          1,500,000          1,488,135
       Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
          Agency, Series B, 6.00%, 1/01/39 ..................................................          4,000,000          4,117,160
       Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
          Refunding, 5.60%, 12/01/32 ........................................................          8,200,000          7,210,096
       Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C,
          MBIA Insured,
          5.60%, 11/01/16 ...................................................................         10,000,000         10,059,600
          5.85%, 4/01/19 ....................................................................          5,000,000          4,951,750
                                                                                                                   ----------------
                                                                                                                        121,487,297
                                                                                                                   ----------------
       KENTUCKY 0.8%
       Kentucky Economic Development Finance Authority Health System Revenue, Norton
          Healthcare Inc.,
          Refunding, Series C, MBIA Insured, 6.10%, 10/01/22 ................................         10,650,000         10,185,341
          Refunding, Series C, MBIA Insured, 6.15%, 10/01/27 ................................          3,995,000          3,667,929
          Series C, MBIA Insured, Pre-Refunded, 6.10%, 10/01/22 .............................          5,325,000          6,318,432
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/27 .............................          6,005,000          7,137,723
       Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
          Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ......          6,835,000          4,941,910
       Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
          Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42 ...............          5,000,000          5,090,300
       Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
          Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37          11,500,000         11,477,460
                                                                                                                   ----------------
                                                                                                                         48,819,095
                                                                                                                   ----------------
       LOUISIANA 3.4%
       Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27 ....         13,990,000          7,401,689
       Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
          10/01/12 ..........................................................................          2,665,000          2,666,652
       East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%,
          2/01/39 ...........................................................................          6,000,000          5,928,420
       Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake
          Chemical Corp. Projects, 6.75%, 11/01/32 ..........................................         38,250,000         30,744,202


                    Quarterly Statements of Investments | 67

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana Public Facilities Authority Revenue,
          FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ...........   $     20,000,000   $     19,730,200
          Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38 .......................         10,000,000          7,793,300
          Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47 .......................         10,000,000          7,859,100
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
          AMBAC Insured, 5.00%, 6/01/22 .....................................................         10,000,000          9,244,800
       New Orleans GO,
          Limited Tax, MBIA Insured, 5.00%, 3/01/21 .........................................          5,000,000          4,886,750
          Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36 .....................         13,480,000         12,312,093
       Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%,
          3/01/13 ...........................................................................          2,425,000          2,425,582
       Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
          6.00%, 10/01/38 ...................................................................          4,750,000          4,820,443
       St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
          6/01/37 ...........................................................................         80,500,000         67,668,300
       West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
          9/01/28 ...........................................................................         11,245,000         11,245,000
                                                                                                                   ----------------
                                                                                                                        194,726,531
                                                                                                                   ----------------
       MAINE 0.5%
       Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .................          4,800,000          2,542,368
       Skowhegan PCR, S.D. Warren Co. Project,
          Refunding, Series B, 6.65%, 10/15/15 ..............................................          4,940,000          4,553,890
          Series A, 6.65%, 10/15/15 .........................................................         24,570,000         22,423,073
                                                                                                                   ----------------
                                                                                                                         29,519,331
                                                                                                                   ----------------
       MARYLAND 0.8%
       Maryland State Community Development Administration Development Housing and CDR,
          Housing, Series A, 5.875%, 7/01/16 ................................................          1,440,000          1,440,490
       Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
          Refunding, Series A, 4.75%, 12/01/11 ..............................................            935,000            847,942
          Refunding, Series A, 5.00%, 12/01/16 ..............................................          3,000,000          1,941,810
          Refunding, Series A, 5.00%, 12/01/31 ..............................................         10,000,000          5,440,300
          Refunding, Series B, 5.00%, 12/01/16 ..............................................            800,000            517,816
          Refunding, Series B, 5.25%, 12/01/31 ..............................................          2,000,000          1,131,820
          Series B, Pre-Refunded, 7.50%, 12/01/14 ...........................................          1,850,000          1,932,362
          Series B, Pre-Refunded, 7.625%, 12/01/22 ..........................................          6,740,000          7,049,299
          Series B, Pre-Refunded, 7.75%, 12/01/31 ...........................................         16,160,000         16,911,601
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Anne Arundel Health System, Series A, 6.75%, 7/01/39 ..............................          3,000,000          3,291,870
          Edenwald, Series A, 5.40%, 1/01/37 ................................................          1,200,000            846,684
          Washington County Hospital, 6.00%, 1/01/43 ........................................          6,000,000          5,220,600
                                                                                                                   ----------------
                                                                                                                         46,572,594
                                                                                                                   ----------------
       MASSACHUSETTS 0.4%
       Massachusetts Bay Transportation Authority Revenue, General Transportation System,
          Series A, 7.00%, 3/01/21 ..........................................................          2,000,000          2,453,540
       Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 ........          3,000,000          3,017,130


                    68 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State Development Finance Agency Revenue,
          Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ......................   $      1,030,000   $        886,037
          Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 .....................          1,620,000          1,247,805
          Curry College, Series A, ACA Insured, 5.00%, 3/01/36 ..............................          2,000,000          1,490,260
          Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15 ....          1,850,000          1,710,177
          Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 .....          3,500,000          2,903,600
       Massachusetts State Development Finance Agency Solid Waste Disposal Revenue,
          Refunding,
          Mandatory Put 5/01/19, 5.75%, 12/01/42 ............................................          3,700,000          3,850,035
       Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial
          Medical Center, Refunding, Series A, 6.00%, 10/01/23 ..............................          5,805,000          4,178,149
                                                                                                                   ----------------
                                                                                                                         21,736,733
                                                                                                                   ----------------
       MICHIGAN 4.2%
       Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
          Pre-Refunded, 6.25%, 4/15/27 ......................................................         10,500,000         11,790,135
       Detroit Sewer Disposal System Revenue, second lien, Series A, MBIA Insured, 5.00%,
          7/01/35 ...........................................................................         25,750,000         21,443,570
       Detroit Water Supply System Revenue, second lien, Refunding, Series C, FSA
          Insured, 5.00%, 7/01/33 ...........................................................         11,000,000         10,201,180
       Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital
          Obligated Group, Refunding, Series A,
          5.625%, 9/01/10 ...................................................................            670,000            666,489
          5.75%, 9/01/17 ....................................................................            530,000            470,073
          5.00%, 8/15/38 ....................................................................          5,250,000          3,206,018
       Gaylord Hospital Finance Authority Limited Obligation Revenue, Otsego Memorial
          Hospital, Refunding, 6.50%,
          1/01/31 ...........................................................................          1,000,000            799,520
          1/01/37 ...........................................................................          1,000,000            778,810
       Michigan State Building Authority Revenue,
          Facilities Program, Refunding, Series I, 6.00%, 10/15/38 ..........................          6,000,000          6,297,480
          Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 ...........         13,495,000         12,244,823
          Facilities Program, Refunding, Series II, MBIA Insured, 5.00%, 10/15/29 ...........         16,585,000         15,988,603
          Refunding, Series IA, FGIC Insured, 5.00%, 10/15/31 ...............................          9,500,000          8,821,795
       Michigan State Hospital Finance Authority Revenue,
          Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ......          7,500,000          7,313,250
          Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ......         30,205,000         27,693,454
          Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ......            500,000            388,240
          Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 .................            500,000            377,865
          Hospital, Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37 ............          3,680,000          2,658,874
          Marquette, 5.00%, 5/15/34 .........................................................          6,000,000          4,425,300
          Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ............................          1,000,000            996,240
          Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 ...............          7,310,000          7,310,585
          Sinai Hospital, Refunding, 6.625%, 1/01/16 ........................................          2,610,000          2,482,528
          Sinai Hospital, Refunding, 6.70%, 1/01/26 .........................................          7,250,000          6,162,862
       Michigan State Strategic Fund Limited Obligation Revenue,
          Detroit Edison Co. Pollution Control Project, Refunding, Series C, 5.45%,
             9/01/29 ........................................................................         11,000,000         10,418,430
 (d)       Dow Chemical, Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28 ......          2,800,000          2,809,380
 (d)       Dow Chemical, Refunding, Series B-2, 6.25%, 06/01/14 .............................         20,050,000         20,267,743


                    Quarterly Statements of Investments | 69

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
          Senior Series A, 6.00%, 6/01/34 ...................................................   $     13,675,000   $     10,633,953
          Senior Series A, 6.00%, 6/01/48 ...................................................         10,000,000          6,895,400
          Turbo, Series A, 6.875%, 6/01/42 ..................................................         17,500,000         13,986,525
       Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
          Refunding, 8.25%, 9/01/39 .........................................................         20,000,000         22,385,600
       Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
          Series A, ETM, 5.60%, 2/15/13 .....................................................            945,000            952,324
                                                                                                                   ----------------
                                                                                                                        240,867,049
                                                                                                                   ----------------
       MINNESOTA 1.0%
       Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ..          9,000,000          8,590,230
       Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
          12/01/40 ..........................................................................          5,000,000          3,344,300
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
          Refunding, Series C, FGIC Insured, 5.00%, 1/01/31 .................................          6,185,000          6,136,386
       Minneapolis Health Care Facility Revenue,
          Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ............................          5,075,000          3,564,071
          Jones-Harrison Residence Project, 5.70%, 10/01/35 .................................          1,000,000            723,430
       Minneapolis Health Care System Revenue, Fairview Health Services,
          Series A, 6.625%, 11/15/28 ........................................................         11,000,000         11,619,850
          Series A, 6.75%, 11/15/32 .........................................................          6,250,000          6,584,125
          Series D, AMBAC Insured, 5.00%, 11/15/30 ..........................................          1,725,000          1,503,976
       Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
          Refunding, Series A, 6.375%, 11/15/29 .............................................            175,000            176,785
          Series A, Pre-Refunded, 6.375%, 11/15/29 ..........................................          6,325,000          6,865,851
       Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
          2/01/18 ...........................................................................            320,000            320,262
       Roseville MFHR, Rosepointe I Project, Series C, Pre-Refunded, 8.00%, 12/01/29 ........          3,040,000          3,298,977
       St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35 .......         10,000,000          7,786,500
                                                                                                                   ----------------
                                                                                                                         60,514,743
                                                                                                                   ----------------
       MISSISSIPPI 1.3%
       Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%,
          2/01/26 ...........................................................................         33,295,000         29,911,229
       Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding,
          Series B, 6.70%, 4/01/22 ..........................................................         18,875,000         17,999,766
       Warren County Gulf Opportunity Zone Revenue, International Paper, Series A, 6.50%,
          9/01/32 ...........................................................................         10,000,000          8,874,400
       Warren County Revenue, Gulf Opportunity, International Paper, Series A, 5.50%, 9/01/31         20,000,000         15,480,400
                                                                                                                   ----------------
                                                                                                                         72,265,795
                                                                                                                   ----------------
       MISSOURI 0.5%
       Branson Regional Airport Transportation Development District Airport Revenue,
          Series A, 6.00%, 7/01/37 ..........................................................          1,200,000            810,696
          Series B, 6.00%, 7/01/25 ..........................................................          6,000,000          4,376,040
          Series B, 6.00%, 7/01/37 ..........................................................          5,000,000          3,205,950


                    70 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
          12/01/20 ..........................................................................   $      8,350,000   $      7,097,250
       Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2
          Project, Series A, 6.00%, 1/01/39 .................................................         11,000,000         11,175,450
       West Plains IDA Hospital Revenue, Ozarks Medical Center,
          6.30%, 11/15/11 ...................................................................            470,000            471,880
          6.75%, 11/15/24 ...................................................................          1,870,000          1,663,159
          Refunding, 5.50%, 11/15/12 ........................................................            420,000            408,824
                                                                                                                   ----------------
                                                                                                                         29,209,249
                                                                                                                   ----------------
       MONTANA 0.1%
       Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ..         10,220,000          7,971,191
                                                                                                                   ----------------
       NEVADA 1.3%
       Clark County ID Special Assessment,
          Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26 ..................          1,320,000            749,945
          Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31 ..................          1,035,000            549,295
          Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21 ......          3,660,000          3,001,859
          Local ID No. 142, Mountains Edge, 6.375%, 8/01/23 .................................          4,095,000          3,265,558
          Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20 ..................................            760,000            449,776
          Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25 ..................................          2,395,000          1,399,662
       Clark County IDR,
          Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ....................          7,375,000          6,460,279
          Nevada Power Co. Project, Series A, 5.90%, 11/01/32 ...............................          1,000,000            869,020
          Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38 .............          7,260,000          5,976,940
       Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
          7/01/24 ...........................................................................          7,000,000          6,968,010
       Henderson Local ID Special Assessment,
          No. T-2, 9.50%, 8/01/11 ...........................................................            235,000            224,834
          No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ......................          3,030,000          2,478,570
          No. T-12, Series A, 7.375%, 8/01/18 ...............................................         33,655,000         24,909,412
          No. T-16, 4.90%, 3/01/16 ..........................................................          1,355,000            638,124
          No. T-16, 5.00%, 3/01/18 ..........................................................            970,000            455,842
          No. T-16, 5.00%, 3/01/19 ..........................................................            965,000            453,386
          No. T-16, 5.10%, 3/01/22 ..........................................................          1,450,000            681,210
          No. T-16, 5.125%, 3/01/25 .........................................................          1,535,000            721,557
          No. T-17, 5.00%, 9/01/15 ..........................................................            710,000            579,708
          No. T-17, 5.00%, 9/01/16 ..........................................................            725,000            575,606
          No. T-17, 5.00%, 9/01/25 ..........................................................          1,370,000            860,483
       Las Vegas Local Improvement Bonds Special Assessment,
          Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 .......................            830,000            830,099
          Special ID No. 607, 6.25%, 6/01/24 ................................................          4,855,000          3,166,382
       Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 ............          2,155,000          2,155,388
       Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38 .............          7,500,000          8,083,950
                                                                                                                   ----------------
                                                                                                                         76,504,895
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 71

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW HAMPSHIRE 0.2%
       New Hampshire Higher Education and Health Facilities Authority Revenue,
          Hillcrest Terrace, 7.50%, 7/01/24 .................................................   $     15,050,000   $     13,227,596
          New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 .............            620,000            610,582
                                                                                                                   ----------------
                                                                                                                         13,838,178
                                                                                                                   ----------------
       NEW JERSEY 4.9%
       Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
          Series 1, 6.00%, 1/01/19 ..........................................................          2,180,000          1,975,821
          Series 1, 6.00%, 1/01/29 ..........................................................          5,000,000          4,002,050
          Series 2, 6.125%, 1/01/19 .........................................................          2,125,000          1,943,992
          Series 2, 6.125%, 1/01/29 .........................................................          5,105,000          4,084,817
       New Jersey EDA Lease Revenue, International Center for Public Health Project,
          University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ...............          9,965,000          9,329,532
       New Jersey EDA Revenue,
          Cigarette Tax, 5.50%, 6/15/24 .....................................................         23,000,000         19,009,040
          Cigarette Tax, 5.50%, 6/15/31 .....................................................          6,500,000          4,945,265
          Cigarette Tax, 5.75%, 6/15/34 .....................................................         10,000,000          7,723,700
          first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ..........................          1,500,000          1,176,675
          first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 ...........................          7,635,000          6,479,061
       New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
          6.625%, 9/15/12 ...................................................................         25,525,000         24,236,753
          6.25%, 9/15/19 ....................................................................         32,000,000         27,122,880
          6.40%, 9/15/23 ....................................................................         79,890,000         66,149,719
       New Jersey Health Care Facilities Financing Authority Revenue,
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/33          57,680,000          6,830,466
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/34          52,330,000          5,657,920
          Capital Appreciation, St. Barnabas Health, Refunding, Series B, zero cpn., 7/01/35          20,000,000          1,974,000
          South Jersey Hospital, 5.00%, 7/01/46 .............................................          6,000,000          4,966,560
          St. Joseph's Healthcare System, 6.625%, 7/01/38 ...................................         25,000,000         21,312,500
          Trinitas Hospital Obligation Group, Pre-Refunded, 7.50%, 7/01/30 ..................          5,000,000          5,400,900
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
          Series A, 6.00%, 12/15/38 .........................................................         55,000,000         59,215,750
       Tobacco Settlement FICO Revenue, Capital Appreciation Bonds, Series 1B, zero cpn.,
          6/01/41 ...........................................................................         40,000,000          1,812,000
                                                                                                                   ----------------
                                                                                                                        285,349,401
                                                                                                                   ----------------
       NEW MEXICO 2.6%
       Farmington PCR,
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
             12/01/16 .......................................................................         24,045,000         24,138,535
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 6.30%,
             12/01/16 .......................................................................          5,175,000          5,195,131
          Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
             4/01/22 ........................................................................         66,125,000         66,184,512
          Public Service Co. of New Mexico, San Juan Project, Series A, 6.60%, 10/01/29 .....          9,000,000          8,143,200
          Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ..............................         37,000,000         37,044,030


                    72 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW MEXICO (CONTINUED)
       New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent
          Hospital, Series A, Radian Insured, Pre-Refunded,
          5.25%, 7/01/30 ....................................................................   $      4,360,000   $      4,971,403
          5.00%, 7/01/35 ....................................................................          3,470,000          3,908,296
                                                                                                                   ----------------
                                                                                                                        149,585,107
                                                                                                                   ----------------
       NEW YORK 5.6%
       Corinth IDA Environmental Improvement Revenue, International Paper Co. Project,
          Refunding, Series A, 5.75%, 2/01/22 ...............................................          2,000,000          1,647,320
       Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 .......         13,000,000         11,958,830
       Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
          6.00%, 5/01/33 ....................................................................         12,500,000         13,376,125
       MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured, zero cpn.,
          7/15/21 ...........................................................................            428,010            249,620
          1/15/22 ...........................................................................            649,658            366,004
       MTA Revenue, Transportation, Series F, 5.00%, 11/15/30 ...............................          7,000,000          6,846,630
       New York City GO,
          Fiscal 2003, Series I, 5.00%, 3/01/25 .............................................          9,000,000          9,091,080
          Refunding, Series H, 6.25%, 8/01/15 ...............................................             20,000             20,019
          Refunding, Series H, 6.125%, 8/01/25 ..............................................             10,000              9,999
          Refunding, Series J, 6.00%, 8/01/21 ...............................................              5,000              5,000
          Series B, 7.00%, 2/01/18 ..........................................................            115,000            114,617
          Series D, 7.625%, 2/01/14 .........................................................              5,000              5,001
          Series F, 7.50%, 2/01/21 ..........................................................             85,000             84,988
          Series G, 7.50%, 2/01/22 ..........................................................             10,000              9,999
       New York City IDA Civic Facility Revenue,
          Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 .........................          6,145,000          5,430,398
          Series C, 6.80%, 6/01/28 ..........................................................          5,000,000          4,931,900
          Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 ...............          1,460,000          1,271,368
       New York City IDA Special Facility Revenue,
          American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 ........         20,000,000         18,278,200
          American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 .........         15,000,000         14,052,600
          American Airlines Inc., JFK International Airport Project, Series A, 8.00%,
             8/01/12 ........................................................................         60,000,000         58,672,800
          British Airways PLC Project, 7.625%, 12/01/32 .....................................         15,550,000         13,144,570
       New York City IDAR,
          Liberty, 7 World Trade Center Project, Series A, 6.25%, 3/01/15 ...................         42,000,000         36,933,120
          Liberty, 7 World Trade Center Project, Series A, 6.50%, 3/01/35 ...................         50,000,000         36,803,500
          Liberty, 7 World Trade Center Project, Series B, 6.75%, 3/01/15 ...................          3,000,000          2,707,980
          Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/31 .....................          9,500,000          8,013,820
       New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series
          E, 5.00%, 6/15/34 .................................................................         10,000,000         10,032,400
       New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
          Medical Center,
          6.125%, 12/01/29 ..................................................................         16,000,000         12,252,640
          6.25%, 12/01/37 ...................................................................         30,000,000         22,273,200
       Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%,
          12/01/19 ..........................................................................          1,000,000            923,040


                    Quarterly Statements of Investments | 73

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK (CONTINUED)
       Port Authority of New York and New Jersey Special Obligation Revenue, Continental
          Airlines Inc., Eastern Project, La Guardia,
          9.00%, 12/01/10 ...................................................................   $      4,520,000   $      4,561,810
          9.125%, 12/01/15 ..................................................................         24,940,000         25,148,249
       Utica IDA Civic Facility Revenue, Utica College Civic Facility,
          6.75%, 12/01/21 ...................................................................          1,250,000          1,188,388
          6.85%, 12/01/31 ...................................................................          2,000,000          1,805,800
                                                                                                                   ----------------
                                                                                                                        322,211,015
                                                                                                                   ----------------
       NORTH CAROLINA 1.9%
       Albemarle Hospital Authority Health Care Facilities Revenue, Refunding,
          5.25%, 10/01/27 ...................................................................          4,500,000          3,725,685
       North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, 5.75%, 1/01/26 ...............................................         37,500,000         37,863,375
          Refunding, Series B, 5.75%, 1/01/24 ...............................................         35,750,000         36,215,107
          Series A, 5.50%, 1/01/26 ..........................................................          4,500,000          4,686,795
          Series D, 6.70%, 1/01/19 ..........................................................          2,000,000          2,044,900
          Series D, 6.75%, 1/01/26 ..........................................................         13,125,000         13,365,187
       North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
          3/01/16 ...........................................................................            805,000            829,625
          9/01/17 ...........................................................................            565,000            565,542
       North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at
          Maryfield, Series A,
          5.75%, 10/01/23 ...................................................................          3,625,000          2,705,193
          6.00%, 10/01/23 ...................................................................          2,500,000          1,915,625
       North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage,
          United Methodist, Refunding, Series C,
          5.25%, 10/01/24 ...................................................................            920,000            749,101
          5.50%, 10/01/32 ...................................................................          1,600,000          1,226,768
       North Carolina Medical Care Commission Revenue, Series A, 6.125%, 10/01/35 ...........          8,250,000          5,749,508
                                                                                                                   ----------------
                                                                                                                        111,642,411
                                                                                                                   ----------------
       NORTH DAKOTA 0.1%
       Ward County Health Care Facilities Revenue, Trinity Obligated Group, 5.125%,
          7/01/25 ...........................................................................          2,250,000          1,842,795
          7/01/29 ...........................................................................          2,500,000          1,969,050
                                                                                                                   ----------------
                                                                                                                          3,811,845
                                                                                                                   ----------------
       OHIO 0.8%
       Buckeye Tobacco Settlement Financing Authority Revenue,
          Asset-Backed, Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3,
             zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37 ...............................         15,000,000          7,776,300
          Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 5.75%,
             6/01/34 ........................................................................         11,250,000          8,146,350
          Asset-Backed, Senior Current Interest Turbo Term Bond, Series A-2, 6.00%,
             6/01/42 ........................................................................          5,000,000          3,463,800
          Capital Appreciation, Asset-Backed, First Sub Series B, zero cpn., 6/01/47 ........         55,000,000          1,399,200
       Franklin County Health Care Facilities Revenue,
          Ohio Presbyterian, Series A, Pre-Refunded, 7.125%, 7/01/29 ........................          1,000,000          1,125,650
          Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 .......................          3,100,000          2,786,497
          Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 .......................            950,000            795,388


                    74 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley
          Medical Center, 5.25%, 5/15/26 ....................................................   $      2,750,000   $      2,301,475
       Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding,
          5.75%, 2/15/38 ....................................................................         17,000,000         15,569,620
       Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding,
          Series 1, 6.25%, 11/01/13 .........................................................          2,800,000          2,617,580
                                                                                                                   ----------------
                                                                                                                         45,981,860
                                                                                                                   ----------------
       OKLAHOMA 0.2%
       Oklahoma Development Finance Authority Revenue, Comanche County Hospital
          Project, Series B, 6.60%, 7/01/31 .................................................          5,000,000          4,377,100
       Tulsa Industrial Authority Revenue, Refunding, MBIA Insured, 5.00%, 10/01/31 .........          5,325,000          5,324,627
       Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
          Refunding, 6.00%, 8/15/14 .........................................................          3,170,000          2,992,607
                                                                                                                   ----------------
                                                                                                                         12,694,334
                                                                                                                   ----------------
       OREGON 0.3%
       Gilliam County Solid Waste Disposal Revenue, Waste Management, Mandatory Put 5/03/10,
          Series A, 6.00%, 8/01/25 ..........................................................          3,500,000          3,515,505
(d)    Oregon Health and Science University Revenue, Refunding, Series A,
          5.75%, 7/01/39 ....................................................................          5,000,000          5,111,000
       Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
          Linfield College Project, Series A,
          6.75%, 10/01/25 ...................................................................              5,000              5,094
          Pre-Refunded, 6.75%, 10/01/25 .....................................................          5,215,000          5,671,886
                                                                                                                   ----------------
                                                                                                                         14,303,485
                                                                                                                   ----------------
       PENNSYLVANIA 5.5%
       Allegheny County Hospital Development Authority Revenue,
          Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..............         10,000,000         11,017,700
          Health System, Series B, Pre-Refunded, 9.25%, 11/15/15 ............................         20,490,000         22,637,352
          Health System, Series B, Pre-Refunded, 9.25%, 11/15/22 ............................         24,000,000         27,354,000
          West Pennsylvania Allegheny Health System, Refunding, 5.00%, 11/15/28 .............          8,360,000          5,304,671
          West Pennsylvania Allegheny Health System, Refunding, 5.375%, 11/15/40 ............         70,000,000         41,962,900
       Allegheny County IDAR, Environmental Improvement,
          Refunding, 5.50%, 11/01/16 ........................................................          1,890,000          1,689,792
          USX Corp., Refunding, 6.10%, 7/15/20 ..............................................          5,500,000          5,434,110
       Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .........          1,150,000          1,150,000
       Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
          6.10%, 7/01/13 ....................................................................         34,600,000         34,655,706
          6.20%, 7/01/19 ....................................................................         17,525,000         17,114,214
       Harrisburg Authority University Revenue, Harrisburg University of Science,
          Series A, 5.40%, 9/01/16 ..........................................................            400,000            390,144
          Series B, 6.00%, 9/01/36 ..........................................................          3,000,000          2,447,850
       Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
          6.375%, 7/01/30 ...................................................................          1,000,000            846,390
          6.50%, 7/01/40 ....................................................................          3,000,000          2,492,250
       Lancaster IDAR, Garden Spot Village Project, Series A, Pre-Refunded,
          7.625%, 5/01/31 ...................................................................          1,650,000          1,772,678
       New Morgan IDA Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc., Project,
          6.50%, 4/01/19 ....................................................................          3,160,000          3,166,162


                    Quarterly Statements of Investments | 75

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
          Project, Series A, 5.50%, 8/15/40 .................................................   $     15,000,000   $     13,221,000
       Pennsylvania Economic Development Financing Authority Exempt Facilities
          Revenue, Reliant Energy Seward LLC Project, Series A, 6.75%, 12/01/36 .............         95,130,000         91,795,693
       Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
          Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/16 ..................................................................         13,000,000         11,134,630
       Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
          Temple University Health System, Refunding, Series B, 5.50%, 7/01/26 ..............         18,000,000         14,713,380
          Temple University Hospital, Refunding, Series A, 6.625%, 11/15/23 .................          2,450,000          2,326,716
       Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
          Refunding, Series A, 5.75%, 12/01/21 ..............................................            815,000            823,973
          Series A, Pre-Refunded, 5.75%, 12/01/21 ...........................................          2,185,000          2,445,190
       Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
          6.05%, 4/01/14 ....................................................................          5,025,000          5,027,663
                                                                                                                   ----------------
                                                                                                                        320,924,164
                                                                                                                   ----------------
       RHODE ISLAND 0.3%
       Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing,
          Lifespan Obligation, Series A, 7.00%, 5/15/39 .....................................          8,200,000          8,420,088
       Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
          Lifespan Obligated Group,
          Pre-Refunded, 6.50%, 8/15/32 ......................................................          8,000,000          9,196,160
          Refunding, MBIA Insured, 5.75%, 5/15/23 ...........................................            405,000            400,019
       Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series B, zero cpn.,
          6/01/52 ...........................................................................         90,000,000            977,400
                                                                                                                   ----------------
                                                                                                                         18,993,667
                                                                                                                   ----------------
       SOUTH CAROLINA 1.0%
       Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
          Opportunities Tax Hike, 5.25%, 12/01/29 ...........................................         16,500,000         16,703,940
       Greenville County School District Installment Purchase Revenue, Building Equity Sooner
          Tomorrow, 5.00%, 12/01/28 .........................................................         10,000,000          9,963,000
       Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
          County Project, 5.00%, 12/01/26 ...................................................         15,015,000         14,706,442
       Scago Educational Facilities Corp. for Calhoun School District Revenue, School
          Project, Radian Insured, 5.00%, 12/01/26 ..........................................          7,540,000          6,968,242
       Scago Educational Facilities Corp. for Williamsburg School District Revenue,
          Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31 ...........          2,000,000          1,611,720
       South Carolina State Public Service Authority Revenue, Refunding, Series A, 5.00%,
          1/01/32 ...........................................................................          6,000,000          6,109,500
                                                                                                                   ----------------
                                                                                                                         56,062,844
                                                                                                                   ----------------
       TENNESSEE 0.8%
       Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/20 ...............          5,990,000          5,123,546
       Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
          Mountain States Health, Refunding, Series A, MBIA Insured, zero cpn.,
          7/01/27 ...........................................................................         19,365,000          5,438,273
          7/01/28 ...........................................................................         19,400,000          4,995,112
          7/01/29 ...........................................................................         19,365,000          4,572,270
          7/01/30 ...........................................................................         19,370,000          4,179,077


                    76 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       TENNESSEE (CONTINUED)
       Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
          Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
             1/01/25 ........................................................................   $      5,000,000   $      1,972,800
          Capital Appreciation, Refunding and Improvement, Series A, FSA Insured, zero cpn.,
             1/01/26 ........................................................................          2,610,000            954,634
          Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37 ...         12,760,000          1,726,173
          Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39 ...         13,755,000          1,609,473
       Knox County Health Educational and Housing Facilities Board Revenue, University Health
          System Inc., Refunding, 5.25%, 4/01/36 ............................................         20,475,000         17,243,431
                                                                                                                   ----------------
                                                                                                                         47,814,789
                                                                                                                   ----------------
       TEXAS 5.4%
       Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest
          Products, 6.95%, 5/01/23 ..........................................................          1,750,000          1,366,488
       Austin Convention Enterprises Inc. Convention Center Revenue, first tier,
          Refunding, Series B, 5.75%, 1/01/34 ...............................................          7,000,000          4,977,980
          Series A, Pre-Refunded, 6.70%, 1/01/32 ............................................         10,000,000         10,899,900
       Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence,
          Refunding, 5.00%,
          7/01/27 ...........................................................................          1,000,000            762,810
          7/01/33 ...........................................................................          1,520,000          1,081,039
       Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue,
          Obligation Group, St. Joseph Regional, 5.50%, 1/01/38 .............................          5,250,000          4,154,535
       Brazos River Authority PCR,
          Texas Utility Co., Refunding, Series A, 7.70%, 4/01/33 ............................         21,740,000         11,351,758
          TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30 ....................         45,000,000         23,497,650
          TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32 .....................          6,800,000          3,550,756
          TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33 ...................         17,000,000          8,876,890
          TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%,
             4/01/38 ........................................................................          1,000,000            604,420
          TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32 ...................          9,000,000          4,698,990
          TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38 ..................          1,555,000            811,850
       Brazos River Harbor Navigation District Brazoria County Environmental Revenue,
          Dow Chemical Co. Project, Refunding, Series B-2, 4.95%, 5/15/33 ...................          2,500,000          1,855,400
(d)       Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33 ..................................          5,000,000          5,000,000
       Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
          5.00%, 9/01/31 ....................................................................         12,500,000         12,499,000
       Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ..........................          1,155,000          1,158,211
       Dallas-Fort Worth International Airport Revenue, Joint,
          Refunding, Series A, Sub Series A-2, MBIA Insured, 6.10%, 11/01/24 ................          2,000,000          2,003,620
          Series B, MBIA Insured, 6.00%, 11/01/23 ...........................................          4,000,000          4,005,960
          Series C, MBIA Insured, 6.25%, 11/01/28 ...........................................          3,250,000          3,255,200
       El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities, Bienvivir
          Senior Health, Pre-Refunded,
          7.00%, 8/15/12 ....................................................................            535,000            578,677
          7.50%, 8/15/18 ....................................................................          2,300,000          2,661,721
          7.75%, 8/15/31 ....................................................................          3,000,000          3,488,070
       Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp.
          Project, 6.65%, 4/01/32 ...........................................................          1,500,000          1,392,225


                    Quarterly Statements of Investments | 77

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS (CONTINUED)
       Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
          Healthcare System, Refunding, Series B, 7.25%, 12/01/35 ...........................   $     13,500,000   $     14,445,810
       Houston Airport System Revenue, Special Facilities, Continental Airlines,
          Series E, 6.75%, 7/01/21 ..........................................................         24,995,000         21,780,643
       Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
          Improvement, 5.25%, 11/01/37 ......................................................          1,000,000            806,090
       Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health
          System of East Texas, 5.50%,
          2/15/32 ...........................................................................          1,000,000            759,500
          2/15/37 ...........................................................................          2,500,000          1,846,600
       Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project,
          Refunding, 5.60%, 3/01/27 .........................................................         12,000,000         11,709,120
       North Texas Tollway Authority Revenue,
          Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to
             1/01/15, 6.50% thereafter, 1/01/43 .............................................         25,000,000         17,371,000
          System, first tier, Refunding, Series A, 5.625%, 1/01/33 ..........................          1,000,000            994,140
          System, first tier, Refunding, Series A, 5.75%, 1/01/48 ...........................         30,000,000         29,676,900
          System, first tier, Refunding, Series B, 5.75%, 1/01/40 ...........................         11,680,000         11,612,723
          System, first tier, Refunding, Series K-2, 6.00%, 1/01/38 .........................         15,000,000         15,305,550
          System, second tier, Refunding, Series F, 5.75%, 1/01/38 ..........................         20,000,000         19,533,000
       Sabine River Authority PCR, TXU Electric Co. Project, Refunding,
          Series A, 5.80%, 7/01/22 ..........................................................          1,000,000            532,200
          Series B, 6.15%, 8/01/22 ..........................................................         13,115,000          6,979,934
          Series C, 5.20%, 5/01/28 ..........................................................         29,945,000         15,932,537
       Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured,
          zero cpn., 8/15/32 ................................................................         51,000,000          9,816,480
       Trinity River Authority PCR, Texas Electric Co. Project, Refunding, 6.25%, 5/01/28 ...            445,000            232,348
       Tyler Health Facilities Development Corp. Hospital Revenue,
          East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37 ..          8,000,000          6,107,040
          Mother Frances Hospital, Series B, 5.00%, 7/01/37 .................................          3,400,000          2,338,894
       Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue,
          Hillcrest Health System Project, Series A, MBIA Insured, 5.00%, 8/01/31 ...........         15,000,000         12,461,550
                                                                                                                   ----------------
                                                                                                                        314,775,209
                                                                                                                   ----------------
       UTAH 0.1%
       Carbon County Solid Waste Disposal Revenue, Laidlaw Inc./ECDC Environmental LC
          Project, Refunding, Series A, 7.50%, 2/01/10 ......................................          5,000,000          5,015,200
                                                                                                                   ----------------
       VERMONT 0.3%
       Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen
          Health, Series A, AMBAC Insured, 6.00%, 12/01/23 ..................................         15,000,000         14,507,250
                                                                                                                   ----------------
       VIRGINIA 1.0%
       Isle Wight County IDA Environmental Improvement Revenue, International Paper Co.
          Project, Series A, 6.60%, 5/01/24 .................................................          1,065,000            940,299
       James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
          Landing, Series A, 5.35%, 9/01/26 .................................................            750,000            545,093
       Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates,
          Refunding, 6.00%, 4/01/33 .........................................................          9,500,000          9,172,440


                    78 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Tobacco Settlement Financing Corp. Revenue,
          Asset-Backed, Pre-Refunded, 5.50%, 6/01/26 ........................................   $      2,500,000   $      2,776,800
          Asset-Backed, Pre-Refunded, 5.625%, 6/01/37 .......................................          3,000,000          3,477,240
          Capital Appreciation Bonds, Refunding, Series D, Second Sub., zero cpn., 6/01/47 ..         50,000,000          1,343,000
          Senior Series B1, 5.00%, 6/01/47 ..................................................          6,250,000          3,684,125
       Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
          Westminster Canterbury Project,
          Refunding, 5.00%, 11/01/22 ........................................................          1,000,000            787,200
          Refunding, 5.25%, 11/01/26 ........................................................          2,000,000          1,540,600
          Refunding, 5.375%, 11/01/32 .......................................................          1,000,000            740,860
          Series A, Pre-Refunded, 7.125%, 11/01/23 ..........................................          5,000,000          5,238,850
          Series A, Pre-Refunded, 7.25%, 11/01/32 ...........................................          9,000,000          9,434,610
       Virginia State HDA Commonwealth Mortgage Revenue, 4.80%, 7/01/29 .....................         20,500,000         19,012,110
                                                                                                                   ----------------
                                                                                                                         58,693,227
                                                                                                                   ----------------
       WASHINGTON 0.9%
       Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B,
          FGIC Insured, 5.00%, 9/01/35 ......................................................          7,685,000          7,673,242
       Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
          12/01/32 ..........................................................................          2,000,000          1,640,640
       Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31 ...         10,000,000          8,770,600
       Washington State Health Care Facilities Authority Revenue,
          Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30 .....          4,000,000          3,299,480
          Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%,
             10/01/36 .......................................................................          7,000,000          6,465,060
          Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
             10/01/36 .......................................................................            305,000            357,539
          Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37 .....................         30,000,000         24,990,600
                                                                                                                   ----------------
                                                                                                                         53,197,161
                                                                                                                   ----------------
       WEST VIRGINIA 0.4%
       County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
          Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37 ..............................         14,745,000         12,220,214
       Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37 ...................         14,000,000         11,776,800
                                                                                                                   ----------------
                                                                                                                         23,997,014
                                                                                                                   ----------------
       WISCONSIN 1.2%
       Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
          5.00%, 12/01/30 ...................................................................         11,205,000         11,131,943
       Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
          6.70%, 5/01/24 ....................................................................          4,100,000          3,587,705
       Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37 ...........         22,210,000         19,902,825
       Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33 ..         15,000,000         15,895,500
       Wisconsin State Health and Educational Facilities Authority Revenue,
          Fort Healthcare Inc. Project, 5.75%, 5/01/24 ......................................          5,000,000          4,654,050
          New Castle Place Project, Series A, 7.00%, 12/01/31 ...............................          2,500,000          2,159,975
          Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30 ....................................          9,530,000          7,507,639
(d)       Thedacare Inc., Series A, 5.50%, 12/15/38 .........................................          5,000,000          4,782,450
                                                                                                                   ----------------
                                                                                                                         69,622,087
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 79

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       WYOMING 0.2%
       Wyoming Municipal Power Agency Power Supply Revenue, Series A,
          5.50%, 1/01/28 ....................................................................   $      1,350,000   $      1,395,603
          5.50%, 1/01/33 ....................................................................          2,360,000          2,393,701
          5.50%, 1/01/38 ....................................................................          2,810,000          2,842,399
          5.375%, 1/01/42 ...................................................................          2,750,000          2,752,668
                                                                                                                   ----------------
                                                                                                                          9,384,371
                                                                                                                   ----------------
       U.S. TERRITORIES 2.3%
       GUAM 0.7%
       Guam Government GO, Refunding, Series A,
          5.125%, 11/15/27 ..................................................................          7,270,000          5,517,712
          5.25%, 11/15/37 ...................................................................         37,000,000         26,499,770
       Guam Government Waterworks Authority Water and Wastewater System Revenue, Water,
          6.00%, 7/01/25 ....................................................................          4,000,000          3,502,040
          5.875%, 7/01/35 ...................................................................          8,000,000          6,614,480
                                                                                                                   ----------------
                                                                                                                         42,134,002
                                                                                                                   ----------------
       NORTHERN MARIANA ISLANDS 0.4%
       Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33 .......         25,000,000         17,542,250
       Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A,
          6.60%, 3/15/28 ....................................................................          7,460,000          6,778,902
                                                                                                                   ----------------
                                                                                                                         24,321,152
                                                                                                                   ----------------
       PUERTO RICO 0.6%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding,
          5.50%, 5/15/39 ....................................................................         11,500,000          8,335,430
          5.625%, 5/15/43 ...................................................................          3,500,000          2,451,435
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%,
          7/01/38 ...........................................................................          4,000,000          3,977,960
          7/01/44 ...........................................................................          5,200,000          5,087,992
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .................................          7,000,000          6,000,540
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project,
          6.625%, 6/01/26 ...................................................................          1,365,000          1,368,536
       University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
          6/01/30 ...........................................................................          7,645,000          6,358,652
                                                                                                                   ----------------
                                                                                                                         33,580,545
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.6%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, sub. lien, Refunding,
          Series E,
          5.75%, 10/01/13 ...................................................................         15,000,000         15,078,150
          5.875%, 10/01/18 ..................................................................          7,000,000          6,849,640
          6.00%, 10/01/22 ...................................................................         14,500,000         13,870,990
                                                                                                                   ----------------
                                                                                                                         35,798,780
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                           135,834,479
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $6,003,483,444) .............................................................                         5,484,923,628
                                                                                                                   ----------------


                    80 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       SHORT TERM INVESTMENTS 4.3%
       MUNICIPAL BONDS 4.3%
       CALIFORNIA 0.1%
   (e) California State Economic Recovery Revenue, Series C-2, Daily VRDN and Put, 0.13%,
          7/01/23 ...........................................................................   $      7,100,000   $      7,100,000
                                                                                                                   ----------------
       FLORIDA 0.4%
   (e) Florida State Municipal Power Agency Revenue, All Requirements Power Supply,
          Refunding, Series C, Daily VRDN and Put, 0.26%, 10/01/35 ..........................         25,300,000         25,300,000
                                                                                                                   ----------------
       MARYLAND 0.2%
   (e) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
          0.26%, 7/01/38 ....................................................................         12,600,000         12,600,000
                                                                                                                   ----------------
       MASSACHUSETTS 0.1%
   (e) Massachusetts State Health and Educational Facilities Authority Revenue, Museum of
          Fine Arts, Series A-1, Daily VRDN and Put, 0.20%, 12/01/37 ........................          7,900,000          7,900,000
                                                                                                                   ----------------
       MISSOURI 0.4%
   (e) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
          Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37 ..............          5,100,000          5,100,000
   (e) North Kansas City Hospital Revenue, North Kansas City Hospital, Refunding, Daily VRDN
          and Put, 0.25%, 11/01/33 ..........................................................         17,000,000         17,000,000
                                                                                                                   ----------------
                                                                                                                         22,100,000
                                                                                                                   ----------------
       NEW HAMPSHIRE 0.4%
   (e) New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College,
       Refunding,
          Series A, Daily VRDN and Put, 0.15%, 6/01/31 ......................................         18,900,000         18,900,000
          Series B, Daily VRDN and Put, 0.15%, 6/01/41 ......................................          4,000,000          4,000,000
                                                                                                                   ----------------
                                                                                                                         22,900,000
                                                                                                                   ----------------
       NEW JERSEY 0.5%
   (e) New Jersey EDA Natural Gas Facilities Revenue, NUI Corp., Series A, Daily VRDN and
          Put, 0.06%, 6/01/26 ...............................................................         29,000,000         29,000,000
                                                                                                                   ----------------
       NEW YORK 0.0%f
   (e) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
       General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and Put, 0.20%,
          6/15/38 ...........................................................................            900,000            900,000
                                                                                                                   ----------------
       NORTH CAROLINA 0.6%
   (e) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Refunding, Series C, Daily VRDN and Put, 0.26%, 1/15/26 ........          7,500,000          7,500,000
   (e) North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest
          University, Refunding, Series D, Daily VRDN and Put, 0.26%, 7/01/34 ...............         27,800,000         27,800,000
                                                                                                                   ----------------
                                                                                                                         35,300,000
                                                                                                                   ----------------
       OHIO 0.2%
   (e) Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
          Sub Series B-1, Daily VRDN and Put, 0.20%, 1/01/39 ................................         11,900,000         11,900,000
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 81

Franklin Tax-Free Trust

       FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       TENNESSEE 1.1%
   (e) Clarksville PBA Revenue,
          Metropolitan Government Nashville and Davidson, Refunding, Daily VRDN and Put,
             0.26%, 7/01/26 .................................................................   $     10,000,000   $     10,000,000
          Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and Put, 0.26%,
             7/01/31 ........................................................................          6,155,000          6,155,000
          Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and Put, 0.26%,
             7/01/34 ........................................................................         12,700,000         12,700,000
          Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and Put, 0.26%,
             11/01/35 .......................................................................         12,700,000         12,700,000
   (e) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
          and Put, 0.26%,
          7/01/34 ...........................................................................         10,600,000         10,600,000
          2/01/36 ...........................................................................          8,640,000          8,640,000
                                                                                                                   ----------------
                                                                                                                         60,795,000
                                                                                                                   ----------------
       TEXAS 0.1%
   (e) Dallas Performing Arts Cultural Facilities Corp. Cultural Revenue, Dallas Arts Center
          Foundation, Refunding, Series B, Daily VRDN and Put, 0.25%, 9/01/41 ...............          5,500,000          5,500,000
                                                                                                                   ----------------
       VIRGINIA 0.2%
   (e) Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic
          Obligation,
       Series B, Daily VRDN and Put, 0.26%, 7/01/42 .........................................         10,150,000         10,150,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $251,445,000) .....................................                           251,445,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $6,254,928,444) 98.9% ........................................                         5,736,368,628
       OTHER ASSETS, LESS LIABILITIES 1.1% ..................................................                            65,467,044
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  5,801,835,672
                                                                                                                   ================

See Abbreviations on page 183.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2009, the aggregate value of these securities was $4,487,733, representing 0.08% of net assets.

(b) Defaulted security or security for which income has been deemed uncollectible.

(c) The bond pays interest based upon the issuer's ability to pay, which may be less than the stated interest rate.

(d) A portion or all of the security purchased on a when-issued or delayed delivery basis.


(e) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(f)  Rounds to less than 0.1% of net assets.

                    See Notes to Statements of Investments.


                    82 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS 98.1%
       ALABAMA 4.6%
       Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC
          Insured, 5.25%, 8/15/21 ...........................................................   $      2,490,000   $      2,597,294
       Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
          6/01/18 ...........................................................................          5,000,000          4,683,700
       Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35 ......................................          2,000,000          1,921,640
       Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%,
          1/01/39 ...........................................................................          5,000,000          4,999,800
       Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured,
          Pre-Refunded, 5.50%, 6/01/30 ......................................................          1,670,000          1,770,551
       East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation
          Bond, Series A, MBIA Insured, 5.25%, 9/01/28 ......................................          7,000,000          6,397,440
       Helena Utilities Board Water and Sewer Revenue, MBIA Insured, Pre-Refunded, 5.25%,
          4/01/27 ...........................................................................          3,260,000          3,649,700
          4/01/33 ...........................................................................          4,890,000          5,474,551
       Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
          10/01/24 ..........................................................................          5,855,000          5,331,095
          10/01/25 ..........................................................................          6,065,000          5,425,931
       Leeds Public Educational Building Authority Educational Facilities Revenue, Assured
          Guaranty,
          5.125%, 4/01/38 ...................................................................         10,865,000         10,898,681
       Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
          12/01/35 ..........................................................................          9,100,000          9,114,742
       Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36 ...........................         10,000,000          9,571,000
       Muscle Shoals GO, wts., MBIA Insured, Pre-Refunded, 5.50%, 8/01/30 ...................          2,000,000          2,155,880
       Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
          5/15/35 ...........................................................................          3,665,000          3,670,498
       Pell City GO, wts.,
          Refunding, XLCA Insured, 5.00%, 2/01/24 ...........................................          1,020,000          1,049,600
          XLCA Insured, 5.00%, 2/01/34 ......................................................          5,195,000          4,622,511
       Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
          Student Housing LLC, Assured Guaranty, 6.75%, 7/01/38 .............................          5,000,000          5,509,250
       University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC
          Insured, 5.00%, 9/01/41 ...........................................................          5,000,000          4,257,600
       University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 .............          5,975,000          6,107,047
                                                                                                                   ----------------
                                                                                                                         99,208,511
                                                                                                                   ----------------
       ALASKA 0.6%
       Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, BIG Insured,
          6.25%, 7/01/21 ....................................................................              5,000              5,000
       Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ....          3,000,000          3,000,420
       Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center, Assured
          Guaranty, 6.00%, 9/01/32 ..........................................................         10,000,000         10,843,300
                                                                                                                   ----------------
                                                                                                                         13,848,720
                                                                                                                   ----------------
       ARIZONA 3.1%
       Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM,
          7.70%, 8/01/10 ....................................................................          4,040,000          4,247,535
       Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ..            500,000            529,055


                    Quarterly Statements of Investments | 83

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       ARIZONA (CONTINUED)
       Downtown Phoenix Hotel Corp. Revenue,
          Senior Series A, FGIC Insured, 5.00%, 7/01/36 .....................................   $     15,000,000   $     11,526,750
          sub. bond, Series B, FGIC Insured, 5.00%, 7/01/36 .................................          6,450,000          5,842,732
       Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A,
          MBIA Insured, ETM, 7.00%, 12/01/16 ................................................            300,000            374,298
       Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
          5.75%, 1/01/25 ....................................................................         18,000,000         18,720,720
          5.625%, 1/01/29 ...................................................................         12,655,000         13,152,595
       Tucson Water Revenue, Series B, FSA Insured, 5.00%, 7/01/32 ..........................         12,000,000         12,336,720
                                                                                                                   ----------------
                                                                                                                         66,730,405
                                                                                                                   ----------------
       ARKANSAS 1.6%
       Arkansas State Development Finance Authority Water Revenue, Refunding, Series A, MBIA
          Insured, 6.50%, 7/01/10 ...........................................................            920,000            943,478
       Arkansas State University Revenue, Arkansas State University-Beebe, Series B, AMBAC
          Insured, 5.00%,
          12/01/30 ..........................................................................          3,250,000          3,191,207
          12/01/35 ..........................................................................          3,045,000          2,797,594
       Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA
          Insured, 5.00%, 10/01/35 ..........................................................          5,230,000          5,037,013
       Little Rock School District GO,
          Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ..................................          3,970,000          3,988,619
          Series C, FSA Insured, 5.25%, 2/01/33 .............................................          7,790,000          7,857,150
       Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%, 12/01/25 ...          1,000,000          1,071,910
       Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
          9/01/34 ...........................................................................          2,190,000          2,161,990
       University of Arkansas University Revenues,
          AMBAC Insured, 5.00%, 11/01/36 ....................................................          3,205,000          3,204,872
          Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ..............          4,000,000          4,013,960
                                                                                                                   ----------------
                                                                                                                         34,267,793
                                                                                                                   ----------------
       CALIFORNIA 4.4%
       California State GO,
          6.00%, 4/01/38 ....................................................................         30,000,000         30,917,700
          Refunding, AMBAC Insured, 5.00%, 2/01/33 ..........................................          7,000,000          6,311,830
          Refunding, MBIA Insured, 5.00%, 2/01/31 ...........................................         20,000,000         18,378,400
          Refunding, MBIA Insured, 5.00%, 10/01/32 ..........................................          1,910,000          1,735,655
          Various Purpose, Refunding, MBIA Insured, 4.75%, 3/01/35 ..........................         20,855,000         17,603,497
       Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .........         13,840,000         14,967,960
       Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
          5.50%, 2/01/14 ....................................................................            200,000            203,484
       San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series
          A, MBIA Insured, 5.25%, 1/15/30 ...................................................          4,000,000          2,968,560
       Val Verde USD, COP, School Construction Project,
          Refunding, Series B, FGIC Insured, 5.00%, 1/01/35 .................................          1,680,000          1,394,652
          Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35 ..............................            820,000            938,498
                                                                                                                   ----------------
                                                                                                                         95,420,236
                                                                                                                   ----------------


                    84 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       COLORADO 5.1%
       Arkansas River Power Authority Power Revenue, Improvement, XLCA Insured, 5.25%,
          10/01/32 ..........................................................................   $     12,490,000   $     10,481,858
       Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured,
          5.00%, 8/01/39 ....................................................................         25,000,000         25,098,250
       Broomfield COP, Refunding, AMBAC Insured, 6.00%, 12/01/29 ............................          3,000,000          3,027,450
       Colorado Board of Governors University Enterprise System Revenue, Series
          A, FGIC Insured, 5.00%, 3/01/37 ...................................................         10,000,000          9,707,200
       Colorado Health Facilities Authority Revenue,
          Catholic Health Initiatives, Series C-7, FSA Insured, 5.00%, 9/01/36 ..............         20,000,000         20,056,200
          Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36 ........................         10,000,000          9,556,800
       Denver City and County Airport Revenue, Series C, MBIA Insured, ETM, 6.125%,
          11/15/25 ..........................................................................          3,590,000          4,314,462
          11/15/25 ..........................................................................          4,410,000          4,410,176
       Denver Convention Center Hotel Authority Revenue, Refunding, senior bond, XLCA
          Insured,
          5.00%, 12/01/35 ...................................................................         15,000,000         10,885,200
       University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
          5.20%, 11/15/17 ...................................................................          5,425,000          5,426,682
          5.25%, 11/15/22 ...................................................................          7,800,000          7,215,000
                                                                                                                   ----------------
                                                                                                                        110,179,278
                                                                                                                   ----------------
       CONNECTICUT 0.2%
       Connecticut State Health and Educational Facilities Authority Revenue, Child Care
          Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/38 ....................          5,000,000          5,361,050
                                                                                                                   ----------------
       DISTRICT OF COLUMBIA 0.9%
       District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ...........            130,000            130,517
       District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1,
          FSA Insured, 5.45%, 7/15/35 .......................................................         20,000,000         19,806,200
                                                                                                                   ----------------
                                                                                                                         19,936,717
                                                                                                                   ----------------
       FLORIDA 15.9%
       Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 .......................          1,000,000          1,024,000
       Brevard County Local Option Fuel Tax Revenue, FGIC Insured, 5.00%,
          8/01/32 ...........................................................................         12,440,000         11,976,734
          8/01/37 ...........................................................................         13,000,000         11,922,950
       Broward County HFAR, FSA Insured,
          5.65%, 11/01/22 ...................................................................            405,000            406,021
          5.70%, 11/01/29 ...................................................................            225,000            225,074
       Broward County School Board COP,
          MBIA Insured, 5.00%, 7/01/28 ......................................................          2,000,000          2,004,300
          Series A, FSA Insured, 5.00%, 7/01/22 .............................................          2,000,000          2,030,100
          Series A, FSA Insured, 5.00%, 7/01/26 .............................................          2,850,000          2,850,684
          Series A, FSA Insured, 5.00%, 7/01/30 .............................................          2,000,000          2,004,080
       Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36 ...................          2,000,000          1,838,620
       Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ..........            195,000            195,084
       Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
          12/01/28 ..........................................................................         11,050,000         11,095,636
          12/01/32 ..........................................................................         13,665,000         13,552,947
       Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South
          Florida Obligated Group, FSA Insured, Pre-Refunded, 5.00%, 8/15/29 ................          1,000,000          1,143,180


                    Quarterly Statements of Investments | 85

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
          9/01/29 ...........................................................................   $      1,890,000   $      1,890,359
       Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
          11/15/32 ..........................................................................          1,000,000            870,860
       Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 .....................          1,315,000          1,297,918
       Escambia County HFA, SFMR, Multi-County Program, Refunding, Series A, MBIA Insured,
          6.40%, 10/01/30 ...................................................................             45,000             45,316
       Escambia County Utilities Authority Utility System Revenue, FGIC Insured, 5.00%,
          1/01/31 ...........................................................................          1,775,000          1,778,923
       Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ....................................          2,000,000          2,037,160
       Florida Gulf Coast University Financing Corp. Capital Improvement Revenue,
          Housing Project, Series A, MBIA Insured, 5.00%, 2/01/37 ...........................         10,000,000          9,608,500
       Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%,
          7/01/36 ...........................................................................          1,600,000          1,600,080
       Florida HFC Revenue, Housing, Logan's Pointe Apartments, Series F-1, FSA Insured,
          5.90%, 12/01/19 ...................................................................          1,195,000          1,218,613
       Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 .........................          1,070,000          1,071,241
       Florida Intergovernmental Finance Commission Capital Revenue, Series A,
          AMBAC Insured, 5.00%, 8/01/32 .....................................................          3,570,000          3,243,880
       Florida State Board of Education Capital Outlay GO, Public Education,
          Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 .................................          5,000,000          5,093,150
          Series B, FGIC Insured, 5.00%, 6/01/23 ............................................          5,395,000          5,558,199
       Florida State Board of Education GO,
          Series C, MBIA Insured, 5.00%, 6/01/27 ............................................          4,245,000          4,289,318
          Series F, MBIA Insured, 5.00%, 6/01/28 ............................................          2,000,000          2,014,380
       Florida State Board Regent Housing Revenue, University of Florida, FGIC
          Insured, Pre-Refunded, 5.25%, 7/01/30 .............................................          2,000,000          2,122,320
       Florida State Correctional Privatization Commission COP, Series B, AMBAC
          Insured, 5.00%, 8/01/25 ...........................................................          2,000,000          2,009,800
       Florida State Department of Environmental Protection Preservation Revenue,
          Florida Forever, Series A, MBIA Insured, 5.00%, 7/01/21 ...........................          3,000,000          3,070,920
       Florida State Department of General Services Division Facilities Management Revenue,
          Florida Facilities Pool, Series B, FSA Insured, Pre-Refunded, 5.50%, 9/01/28 ......            550,000            562,408
       Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
          Series B, FGIC Insured, 5.25%, 10/01/28 ...........................................          2,500,000          2,517,000
       Gulf Breeze Revenue,
          AMBAC Insured, 5.00%, 12/01/32 ....................................................          1,205,000          1,085,344
          FGIC Insured, 5.80%, 12/01/20 .....................................................          1,250,000          1,288,225
          Local Government Loan Program, Series C, FGIC Insured, 6.05%, 12/01/15 ............          1,915,000          1,915,096
       Hernando County School Board COP, MBIA Insured, 5.00%, 7/01/30 .......................          1,150,000          1,095,249
       Hillsborough County School Board COP, Master Lease Program,
          MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 .......................................          1,000,000          1,003,780
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/26 .................................          1,670,000          1,698,807
       Indian Trail Water Control District Improvement Revenue, MBIA Insured,
          5.75%, 8/01/16 ....................................................................          1,090,000          1,089,815
       Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC
          Insured, 5.00%, 10/01/25 ..........................................................          4,000,000          4,021,640
       Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement,
          FGIC Insured, 5.00%, 10/01/32 .....................................................          1,000,000            970,450


                    86 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Jacksonville Sales Tax Revenue,
          AMBAC Insured, 5.00%, 10/01/30 ....................................................       $  5,000,000   $      5,025,800
          Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ................................          1,500,000          1,486,305
       Jacksonville Transportation Revenue, MBIA Insured,
          5.00%, 10/01/26 ...................................................................          2,000,000          2,021,740
          5.25%, 10/01/29 ...................................................................         11,000,000         11,097,350
       Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
          8/01/25 ...........................................................................          1,000,000            989,750
       Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 ................          2,080,000          2,011,755
       Lee County Airport Revenue,
          Refunding, FSA Insured, 5.00%, 10/01/33 ...........................................          3,530,000          3,500,313
          Series B, FSA Insured, Pre-Refunded, 5.75%, 10/01/33 ..............................          4,000,000          4,303,320
       Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
          4/01/32 ...........................................................................          1,460,000          1,184,702
          4/01/37 ...........................................................................         11,000,000          8,632,470
       Leon County COP, AMBAC Insured, 5.00%, 7/01/25 .......................................          8,935,000          8,866,379
       Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34 ..................................          2,595,000          2,611,115
       Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ..................          1,500,000          1,502,370
       Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...................          3,000,000          2,976,510
       Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
          Refunding, Series A, CIFG Insured, 5.00%, 10/01/38 ................................          1,625,000          1,307,930
          Series B, FGIC Insured, 5.75%, 10/01/29 ...........................................          2,500,000          2,526,125
          Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................          3,500,000          3,340,750
       Miami-Dade County GO, Building Better Communities Program, FGIC Insured, 5.00%,
          7/01/33 ...........................................................................          2,000,000          1,986,080
       Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
          MBIA Insured, 5.00%, 6/01/31 ......................................................          1,650,000          1,395,949
       Miami-Dade County School Board COP, Series A, FGIC Insured, 5.00%,
          5/01/25 ...........................................................................          5,000,000          4,756,650
          5/01/26 ...........................................................................         17,080,000         15,974,241
          5/01/27 ...........................................................................         10,775,000         10,085,723
       Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 .....          2,000,000          1,999,860
       Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .................          1,000,000          1,000,450
       Orange County Health Facilities Authority Revenue, Hospital, Orlando
          Regional Healthcare, Series B, FSA Insured, 5.00%, 12/01/32 .......................          7,000,000          6,441,890
       Orange County School Board COP,
          AMBAC Insured, 5.50%, 8/01/25 .....................................................          1,000,000          1,039,120
          Series A, MBIA Insured, 5.00%, 8/01/27 ............................................         10,000,000          9,743,200
       Orange County Tourist Development Tax Revenue, AMBAC Insured, Pre-Refunded, 5.50%,
          10/01/31 ..........................................................................          1,000,000          1,016,510
       Orlando-Orange County Expressway Authority Revenue,
       junior lien, FGIC Insured, 6.50%, 7/01/10 ............................................            100,000            104,531
       junior lien, FGIC Insured, 6.50%, 7/01/12 ............................................            225,000            250,225
       Series B, AMBAC Insured, 5.00%, 7/01/35 ..............................................         20,000,000         18,860,200
       Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA
          Insured, 5.70%, 12/01/17 ..........................................................            480,000            482,314
       Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded,
          5.25%, 6/01/27 ....................................................................         13,000,000         14,493,700

                    Quarterly Statements of Investments | 87

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       FLORIDA (CONTINUED)
       Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%,
          10/01/32 ..........................................................................   $      3,000,000   $      2,911,350
       Palm Beach County IDR, South Florida Fair Project, MBIA Insured, 5.50%,
          6/01/31 ...........................................................................          2,000,000          1,942,880
       Palm Beach County School Board COP, Series A,
          AMBAC Insured, Pre-Refunded, 5.125%, 8/01/24 ......................................          2,000,000          2,184,620
          FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ........................................          3,000,000          3,212,190
       Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
          6/01/32 ...........................................................................          2,000,000          1,855,640
       Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
          12/01/33 ..........................................................................          2,185,000          2,209,516
       Pembroke Pines Public Improvement Revenue,
          Series A, AMBAC Insured, 5.00%, 10/01/29 ..........................................          2,000,000          2,001,720
          Series B, AMBAC Insured, 5.00%, 10/01/34 ..........................................          2,000,000          1,927,540
       Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA
          Insured, 5.00%, 11/15/30 ..........................................................          4,000,000          3,713,800
       Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ..........................          3,000,000          3,031,170
       Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 .................          2,000,000          1,926,180
       Polk County School Board COP, Series A, FSA Insured, 5.00%,
          1/01/24 ...........................................................................          5,000,000          5,003,200
          1/01/26 ...........................................................................          1,000,000          1,002,350
       Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
          10/01/30 ..........................................................................          1,000,000          1,000,390
          10/01/34 ..........................................................................          2,000,000          1,924,820
       Port Orange GO, MBIA Insured, 5.00%, 4/01/33 .........................................          1,755,000          1,762,933
       Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 .........................          8,420,000          8,002,536
       St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
          Management Benefit, senior lien, Refunding, Series A, MBIA Insured,
          5.25%, 5/01/25 ....................................................................          5,000,000          3,980,300
       St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
          10/01/32 ..........................................................................          2,240,000          2,279,805
       Sumter County School District Revenue, Multi-District Loan Program, FSA
          Insured, 7.15%, 11/01/15 ..........................................................            245,000            301,801
       Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%,
          10/01/22 ..........................................................................          2,000,000          2,097,800
       Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded,
          5.75%, 10/01/29 ...................................................................          2,000,000          2,209,220
       Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ......................          1,000,000          1,015,650
       University of Central Florida Athletics Assn. Inc. COP, Series A, FGIC Insured, 5.00%,
          10/01/27 ..........................................................................          1,000,000            900,170
          10/01/30 ..........................................................................          1,485,000          1,320,239
       University of Central Florida COP, University of Central Florida Convocation Corp.,
          Series A, FGIC Insured, 5.00%, 10/01/35 ...........................................          1,500,000          1,284,990
       Volusia County Educational Facility Authority Revenue, Embry-Riddle
          Aeronautical University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ......          3,500,000          3,528,665
                                                                                                                   ----------------
                                                                                                                        345,884,963
                                                                                                                   ----------------
       GEORGIA 5.0%
       Athens Housing Authority Student Housing Lease Revenue, University of
          Georgia, East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 ...................          6,000,000          5,541,420
       Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded,
          5.50%, 1/01/26 ....................................................................         13,750,000         14,276,625
       Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 .................................          3,775,000          3,775,000
       Atlanta Water and Wastewater Revenue,
          FSA Insured, 5.00%, 11/01/37 ......................................................         15,000,000         14,470,350
          Series A, FGIC Insured, 5.00%, 11/01/29 ...........................................          4,750,000          4,118,963


                    88 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       GEORGIA (CONTINUED)
       Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
          10/01/14 ..........................................................................   $      1,535,000   $      1,690,004
       Bulloch County Development Authority Revenue, Assured Guaranty, 5.25%, 7/01/33 .......         14,825,000         15,124,761
       Cherokee County Water and Sewer Authority Revenue,
          FGIC Insured, 5.00%, 8/01/27 ......................................................          1,500,000          1,515,585
          MBIA Insured, 6.90%, 8/01/18 ......................................................             15,000             14,938
       Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 ....          3,500,000          3,566,325
       Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37 ...          6,450,000          6,182,131
       East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA
          Insured, 5.00%, 2/01/30 ...........................................................         11,360,000         10,838,349
       Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic
          Assn., Refunding, AMBAC Insured, 5.125%, 10/01/32 .................................          9,000,000          9,061,650
       Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
          Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 .........................         15,000,000         14,952,600
       Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
          2/01/30 ...........................................................................          3,500,000          3,654,770
                                                                                                                   ----------------
                                                                                                                        108,783,471
                                                                                                                   ----------------
       HAWAII 0.5%
       Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%, 5/01/12 ..          1,000,000          1,104,290
          5/01/13 ...........................................................................          1,000,000          1,126,330
       Honolulu City and County GO, Refunding, Series C, FGIC Insured, 5.00%, 7/01/20 .......          6,250,000          6,320,812
       Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ...............          1,755,000          1,868,496
                                                                                                                   ----------------
                                                                                                                         10,419,928
                                                                                                                   ----------------
       ILLINOIS 1.2%
       Illinois Health Facilities Authority Revenue,
          Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
             11/15/28 .......................................................................          5,000,000          4,198,700
          Series B, FSA Insured, ETM, 7.75%, 8/15/10 ........................................             50,000             54,376
       Illinois State Finance Authority Revenue, Edward Hospital, Series A, AMBAC Insured,
          5.50%, 2/01/40 ....................................................................          4,000,000          3,425,840
       Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick
          Place Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 .......          4,225,000          4,225,084
       Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ..            300,000            366,699
       Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy
          District, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41 ......................          7,000,000          6,597,780
       St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source,
          Refunding, AMBAC Insured, 5.125%, 1/01/28 .........................................          7,135,000          7,316,372
                                                                                                                   ----------------
                                                                                                                         26,184,851
                                                                                                                   ----------------
       INDIANA 0.2%
       Indiana Health and Educational Facilities Finance Authority Revenue, St. Francis,
          Series E, FSA Insured, 5.25%, 5/15/41 .............................................          3,750,000          3,577,050
                                                                                                                   ----------------
       KANSAS 0.8%
       Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
          AMBAC Insured, 5.125%, 1/01/32 ....................................................         20,000,000         16,497,000
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 89

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY 2.0%
       Kentucky Economic Development Finance Authority Health System Revenue,
          Norton Healthcare Inc.,
             Refunding, Series C, MBIA Insured, 6.05%, 10/01/20 .............................   $      8,505,000   $      8,185,722
             Series C, MBIA Insured, Pre-Refunded, 6.05%, 10/01/20 ..........................          4,255,000          5,040,005
             Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/26 ..........................         12,195,000         14,495,343
          Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
             Series A, MBIA Insured, 5.00%, 9/01/37 .........................................         10,000,000          9,909,600
          Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System
             Revenue, Series A, MBIA Insured, 5.50%, 5/15/34 ................................          5,000,000          5,133,700
                                                                                                                   ----------------
                                                                                                                         42,764,370
                                                                                                                   ----------------
       LOUISIANA 1.7%
       Louisiana Local Government Environmental Facilities and CDA Revenue, Parking
          Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ........          5,480,000          5,330,341
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2,
          Assured Guaranty, 6.75%, 6/01/26 ..................................................         21,000,000         22,580,670
       Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...         10,000,000         10,027,500
                                                                                                                   ----------------
                                                                                                                         37,938,511
                                                                                                                   ----------------
       MAINE 1.0%
       Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured
          Guaranty, 5.875%, 12/01/39 ........................................................         23,000,000         22,698,240
       Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
          FSA Insured, 6.20%, 7/01/25 .......................................................            100,000             99,995
                                                                                                                   ----------------
                                                                                                                         22,798,235
                                                                                                                   ----------------
       MARYLAND 1.7%
       Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
          9/01/32 ...........................................................................         10,000,000          6,117,900
       Baltimore Project Revenue, Water Projects, Refunding, Series A, FGIC Insured, 5.125%,
          7/01/42 ...........................................................................         11,000,000         11,069,520
       Baltimore Revenue, Water Projects, Series A, FSA Insured, Pre-Refunded, 5.75%,
          7/01/30 ...........................................................................          5,880,000          6,215,983
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 ....................          9,000,000          8,785,980
          University of Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 .....            200,000            228,786
          Western Maryland Health, Series A, MBIA Insured, 5.00%, 7/01/34 ...................          5,000,000          4,642,450
                                                                                                                   ----------------
                                                                                                                         37,060,619
                                                                                                                   ----------------
       MASSACHUSETTS 4.1%
       Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic
          Institute, MBIA Insured, 5.00%, 9/01/47 ...........................................         25,050,000         23,588,082
       Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
          ETM, 5.00%, 8/01/27 ...............................................................          3,535,000          3,883,304
          Pre-Refunded, 5.00%, 8/01/27 ......................................................            855,000            939,243
       Massachusetts State Health and Educational Facilities Authority Revenue,
          CareGroup Issue, Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ................          3,880,000          3,611,814
          CareGroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 .............            750,000            873,698
          Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 ...............          4,415,000          3,672,485


                    90 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State Health and Educational Facilities Authority Revenue, (continued)
          Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ....................................   $     21,685,000   $     18,574,504
          Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 .....................          3,000,000          3,001,770
          Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ...............          9,485,000          9,484,336
          Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 .........................          4,260,000          3,989,149
       Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
          Series B, MBIA Insured, 5.125%, 1/01/37 ...........................................          2,100,000          1,702,239
       Massachusetts State Water Resources Authority Revenue, Refunding, Series J, FSA
          Insured, 5.00%, 8/01/32 ...........................................................         16,250,000         16,481,237
                                                                                                                   ----------------
                                                                                                                         89,801,861
                                                                                                                   ----------------
       MICHIGAN 11.1%
       Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
          11/01/33 ..........................................................................          8,135,000          8,238,477
       Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 ........          8,650,000          8,719,546
       Detroit City School District GO, School Building and Site Improvement, Series A,
          FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ........................................          6,500,000          7,182,370
       Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 .............         12,390,000          9,782,277
       Detroit Sewer Disposal System Revenue,
          second lien, Series B, MBIA Insured, 5.00%, 7/01/36 ...............................         15,000,000         12,429,300
          senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 .....................          2,905,000          2,699,239
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ................          6,000,000          6,483,060
       Detroit Water Supply System Revenue,
          second lien, Series B, FSA Insured, 7.00%, 7/01/36 ................................          5,000,000          5,557,700
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................         10,185,000         10,943,782
          senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................          9,815,000         10,640,932
          senior lien, Series A, FSA Insured, 5.00%, 7/01/34 ................................          7,040,000          6,439,066
          senior lien, Series A, MBIA Insured, 5.00%, 7/01/34 ...............................         10,150,000          8,913,324
       Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ...........         18,285,000         18,422,869
       Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
          Series A, AMBAC Insured, 5.25%, 6/01/17 ...........................................            500,000            478,905
       Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund,
          MBIA Insured, 5.00%, 10/01/23 .....................................................          5,095,000          5,225,126
       Michigan State Building Authority Revenue, Refunding, Series IA, FGIC Insured,
          5.00%, 10/15/36 ...................................................................         10,000,000          8,943,000
          FSA Insured, 5.00%, 10/15/36 ......................................................         28,895,000         27,329,469
       Michigan State Hospital Finance Authority Revenue,
          Hospital, Botsford Obligated Group, Refunding, Series A, MBIA Insured, 5.25%,
             2/15/22 ........................................................................          2,000,000          1,770,040
          Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .........         10,000,000          9,867,300
          Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 .................         13,000,000         10,502,440
          St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ......          2,085,000          2,191,043
          Trinity Health Credit Group, Series A, 6.50%, 12/01/33 ............................         25,000,000         26,753,500
       Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co.
          Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC
          Insured, 7.00%, 5/01/21 ...........................................................            250,000            278,725
       Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
          Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...         10,000,000          9,014,200


                    Quarterly Statements of Investments | 91

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
          11/01/30 ..........................................................................   $     15,000,000   $     16,390,500
       Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
          Series M, MBIA Insured, 5.25%, 11/15/31 ...........................................          4,000,000          3,264,920
       Saginaw Valley State University Revenue, General, Refunding, AMBAC Insured, 5.30%,
          7/01/28 ...........................................................................          3,400,000          3,401,190
                                                                                                                   ----------------
                                                                                                                        241,862,300
                                                                                                                   ----------------
       MINNESOTA 1.5%
       Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 .......................          2,475,000          2,615,729
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
          Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35 ................................         15,000,000         14,515,800
       Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
          Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ................................            180,000            174,411
       Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
          2/01/22 ...........................................................................            180,000            180,207
       Sauk Rapids ISD No. 047 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ...................         11,850,000         12,644,542
       Woodbury COP, Series A, AMBAC Insured, Pre-Refunded, 5.35%, 2/01/21 ..................          2,915,000          3,008,572
                                                                                                                   ----------------
                                                                                                                         33,139,261
                                                                                                                   ----------------
       MISSISSIPPI 0.4%
       Harrison County Wastewater Management District Revenue, Wastewater Treatment
          Facilities, Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 .....................            200,000            238,864
       Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
          Series A, XLCA Insured, 5.00%, 3/01/36 ............................................         10,915,000          9,482,188
                                                                                                                   ----------------
                                                                                                                          9,721,052
                                                                                                                   ----------------
       MISSOURI 0.7%
       Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
          St. Luke's Health System, Series B, 5.50%, 11/15/35 ...............................         15,000,000         15,321,000
                                                                                                                   ----------------
       NEBRASKA 1.3%
       Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
          MBIA Insured, ETM, 6.70%, 6/01/22 .................................................          2,500,000          3,127,700
       Lincoln Electric System Revenue, FSA Insured, 4.75%, 9/01/35 .........................         25,000,000         24,961,000
                                                                                                                   ----------------
                                                                                                                         28,088,700
                                                                                                                   ----------------
       NEVADA 0.3%
       Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 .............................            250,000            292,590
       Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ..............          4,000,000          4,229,080
       Director of the State of Nevada Department of Business and Industry Revenue, Las Vegas
          Monorail Project, First Tier, AMBAC Insured, 5.625%, 1/01/34 ......................          5,000,000          1,581,850
                                                                                                                   ----------------
                                                                                                                          6,103,520
                                                                                                                   ----------------
       NEW JERSEY 2.4%
       Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
          AMBAC Insured, 6.00%, 12/01/20 ....................................................          2,390,000          2,382,137
       Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ...................................          3,575,000          3,581,935
       New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
          5.00%, 9/01/34 ....................................................................          1,500,000          1,501,665


                    92 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey EDA Revenue,
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ...........   $      3,450,000   $      3,356,125
          Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ...........         21,250,000         21,158,837
          Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .................          4,000,000          4,001,120
       New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
          Series A, 6.00%, 12/15/38 .........................................................         15,000,000         16,149,750
       New Jersey State Turnpike Authority Turnpike Revenue,
          2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ..........................             50,000             56,232
          2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ................................             20,000             23,612
          Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 .............................            230,000            271,513
                                                                                                                   ----------------
                                                                                                                         52,482,926
                                                                                                                   ----------------
       NEW YORK 3.4%
       Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ........            900,000            955,296
       MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 .................................         20,000,000         20,062,800
       MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 .................          7,000,000          7,019,530
       Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
          Pre-Refunded, 5.75%, 8/01/29 ......................................................          5,000,000          5,141,700
       New York City Transitional Finance Authority Revenue, Future Tax Secured,
          Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .................................          2,230,000          2,243,157
          Series A, FGIC Insured, 5.125%, 8/01/33 ...........................................         14,590,000         14,716,641
       New York State Dormitory Authority Revenues,
          Mental Health Services Facilities Improvement, Series B, MBIA Insured,
             Pre-Refunded, 5.25%, 8/15/31 ...................................................          5,935,000          6,490,576
          State Supported Debt, Mental Health Services Facilities Improvement, Series B,
             MBIA Insured, 5.25%, 8/15/31 ...................................................          5,530,000          5,437,041
          State Supported Debt, Mental Health Services Facilities Improvement, Series B,
             MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 .....................................          3,535,000          3,865,911
          Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ............................          4,000,000          4,000,320
       Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
          11/15/32 ..........................................................................          5,000,000          5,026,600
                                                                                                                   ----------------
                                                                                                                         74,959,572
                                                                                                                   ----------------
       NORTH CAROLINA 0.6%
       North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
          AMBAC Insured, 5.00%, 6/01/17 .....................................................          5,000,000          5,002,400
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
          ETM, 6.50%, 1/01/10 ...............................................................             20,000             20,700
       Raleigh-Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
          11/01/25 ..........................................................................          5,000,000          5,075,500
          11/01/31 ..........................................................................          4,000,000          3,999,840
                                                                                                                   ----------------
                                                                                                                         14,098,440
                                                                                                                   ----------------
       NORTH DAKOTA 1.3%
       Cass County Health Facilities Revenue, Health Care, Essential Obligation, Series D,
          Assured Guaranty, 5.00%, 2/15/40 ..................................................         31,970,000         28,686,681
                                                                                                                   ----------------
       OHIO 3.1%
       Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
          12/01/33 ..........................................................................          5,000,000          5,011,950
       Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ..............         13,780,000         13,829,195


                    Quarterly Statements of Investments | 93

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
          12/01/29 ..........................................................................   $      1,460,000   $      1,472,775
          12/01/33 ..........................................................................          2,000,000          1,961,240
       Jefferson Area Local School District GO, School Facilities Construction and
          Improvement, FGIC Insured, 5.00%, 12/01/31 ........................................          4,085,000          4,057,712
       Licking Heights Local School District GO, School Facilities Construction and
          Improvement, Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ...............          3,465,000          3,712,851
       Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, Refunding, AMBAC
          Insured, 5.375%, 11/15/29 .........................................................          5,000,000          4,365,500
       Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ..........          7,500,000          7,679,475
       Olentangy Local School District GO, School Facilities Construction and Improvement,
          Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32 .............................         11,450,000         13,222,117
       Reynoldsburg City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/31 ......................................................          4,000,000          4,038,240
       Springfield City School District GO, FGIC Insured, Pre-Refunded, 5.20%, 12/01/23 .....          3,860,000          4,315,287
       Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
          5.00%, 12/01/32 ...................................................................          4,000,000          3,940,200
                                                                                                                   ----------------
                                                                                                                         67,606,542
                                                                                                                   ----------------
       OKLAHOMA 0.0%a
       McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ....................            300,000            333,150
                                                                                                                   ----------------
       OREGON 0.3%
       Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
          11/15/12 ..........................................................................            570,000            570,604
       Oregon Health and Science University Revenue, Refunding, Series B, MBIA
          Insured, 5.25%, 7/01/15 ...........................................................            460,000            460,060
          Series A, MBIA Insured, 5.00%, 7/01/32 ............................................          8,000,000          6,563,520
                                                                                                                   ----------------
                                                                                                                          7,594,184
                                                                                                                   ----------------
       PENNSYLVANIA 2.6%
       Allegheny County Hospital Development Authority Revenue, Health System, Series A,
          MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 .......................................         10,000,000         11,017,700
       Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center
          Project, Assured Guaranty,
          5.875%, 11/15/29 ..................................................................          1,000,000          1,024,980
          6.125%, 11/15/39 ..................................................................          3,000,000          3,051,870
          6.25%, 11/15/44 ...................................................................          2,500,000          2,543,675
       Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
          9/01/19 ...........................................................................            500,000            604,495
       Pennsylvania State Public School Building Authority Lease Revenue, School District of
          Philadelphia Project, Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ............          6,000,000          6,018,720
       Pennsylvania State Turnpike Commission Turnpike Revenue,
          Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38 .............         10,000,000         10,980,100
          sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39 .............................         10,000,000         10,125,700
       Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
          5.00%, 8/01/32 ....................................................................          4,000,000          3,903,240
       Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, Pre-Refunded,
          5.25%, 11/01/24 ...................................................................          2,000,000          2,247,040


                    94 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
          Sales Tax, AMBAC Insured, 5.25%, 2/01/31 ..........................................   $      6,000,000   $      5,961,180
       Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ......             70,000             79,775
                                                                                                                   ----------------
                                                                                                                         57,558,475
                                                                                                                   ----------------
       RHODE ISLAND 0.6%
       Rhode Island Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System,
          MBIA Insured, 5.80%, 9/01/22 ......................................................          7,785,000          7,220,354
       Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport
          Corp. Project, CIFG Insured, 5.00%, 7/01/31 .......................................          5,730,000          5,143,993
       Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
          Lifespan Obligated Group, Refunding, MBIA Insured, 5.75%, 5/15/23 .................            100,000             98,770
                                                                                                                   ----------------
                                                                                                                         12,463,117
                                                                                                                   ----------------
       SOUTH CAROLINA 2.1%
       Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
          1/01/21 ...........................................................................            200,000            216,816
       Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
          Series A, FSA Insured, ETM, 7.125%, 7/01/17 .......................................          2,280,000          2,689,670
       Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
          Project, FSA Insured, 5.00%, 12/01/31 .............................................         17,800,000         17,681,096
       South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
          Series A, FSA Insured, 5.00%, 8/01/35 .............................................         20,000,000         19,319,200
       South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co.
          Project, Series A, AMBAC Insured, 5.20%, 11/01/27 .................................          5,000,000          5,136,400
                                                                                                                   ----------------
                                                                                                                         45,043,182
                                                                                                                   ----------------
       SOUTH DAKOTA 0.4%
       Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18 .............................          5,000,000          5,098,400
       South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ...................          2,720,000          3,117,202
                                                                                                                   ----------------
                                                                                                                          8,215,602
                                                                                                                   ----------------
       TENNESSEE 0.5%
       Johnson City Health and Educational Facilities Board Hospital Revenue,
          Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
             7/01/28 ........................................................................          8,500,000          8,612,030
          Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 .............................          2,780,000          2,816,335
                                                                                                                   ----------------
                                                                                                                         11,428,365
                                                                                                                   ----------------
       TEXAS 5.7%
       Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
          5.625%, 11/15/21 ..................................................................          2,355,000          2,408,623
          5.80%, 11/15/29 ...................................................................          6,000,000          6,141,360
       Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
          5.125%, 5/15/27 ...................................................................         11,125,000         11,580,124
          5.25%, 5/15/31 ....................................................................          5,000,000          5,212,400
       Bell County Health Facilities Development Corp. Revenue, Hospital, Cook Children's
          Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 ...........................          5,000,000          4,989,950
       Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured,
          ETM, 6.30%, 1/01/17 ...............................................................          9,355,000         10,730,933


                    Quarterly Statements of Investments | 95

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       TEXAS (CONTINUED)
       Dallas-Fort Worth International Airport Revenue,
          Joint, Series A, FGIC Insured, 6.00%, 11/01/21 ....................................   $      2,210,000   $      2,215,083
          Refunding and Improvement, Joint, Series A, FGIC Insured, 5.625%, 11/01/21 ........         12,000,000         12,073,080
       Harris County Hospital District Mortgage Revenue,
          AMBAC Insured, ETM, 7.40%, 2/15/10 ................................................             50,000             52,397
          Refunding, AMBAC Insured, 7.40%, 2/15/10 ..........................................            265,000            273,469
       Harris County Hospital District Revenue, senior lien, Refunding, Series A, MBIA
          Insured, 5.25%, 2/15/37 ...........................................................         10,250,000          9,360,608
       Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured,
          5.25%, 11/15/30 ...................................................................         21,325,000         17,995,528
       Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
          8/01/29 ...........................................................................          1,000,000          1,010,130
       Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
          Refunding,
             Series A, MBIA Insured, 5.25%, 11/01/29 ........................................          3,185,000          2,595,934
             Series B, MBIA Insured, 5.15%, 11/01/29 ........................................          2,750,000          2,488,833
       North Harris County Regional Water Authority Revenue, senior lien, FGIC Insured,
          5.00%, 12/15/33 ...................................................................         10,000,000          9,356,400
       Pflugerville GO, FGIC Insured,
          5.25%, 8/01/27 ....................................................................          3,320,000          3,391,413
          5.20%, 8/01/32 ....................................................................          3,000,000          3,027,600
(b)    Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34 ........         11,375,000         11,199,711
       Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
          Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ........................          3,250,000          3,927,885
       United ISD, GO, 5.125%, 8/15/26 ......................................................          3,000,000          3,098,430
                                                                                                                   ----------------
                                                                                                                        123,129,891
                                                                                                                   ----------------
       UTAH 0.5%
       Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 ........             35,000             44,081
       Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
          8/15/21 ...........................................................................          5,000,000          5,041,750
          8/15/26 ...........................................................................          5,000,000          5,031,750
                                                                                                                   ----------------
                                                                                                                         10,117,581
                                                                                                                   ----------------
       VIRGINIA 0.5%
       Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
          Series B, FSA Insured, 5.00%, 4/01/35 .............................................          5,000,000          5,029,450
       Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
          5/15/28 ...........................................................................          3,510,000          3,591,432
       Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
          Project, MBIA Insured,
          5.00%, 10/01/18 ...................................................................          1,000,000          1,005,430
          5.25%, 10/01/28 ...................................................................          1,420,000          1,363,271
                                                                                                                   ----------------
                                                                                                                         10,989,583
                                                                                                                   ----------------
       WASHINGTON 2.5%
       King County Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%, 1/01/35 .........          6,420,000          6,457,364
       Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
          6.65%, 1/01/16 ....................................................................          4,250,000          5,099,448
       Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ..........          6,000,000          6,117,960


                    96 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       WASHINGTON (CONTINUED)
       Washington State Health Care Facilities Authority Revenue, MultiCare Health System,
          Series B, Assured Guaranty, 6.00%, 8/15/39 ........................................   $      1,500,000   $      1,522,695
       Providence Health, Refunding, Series D, FSA Insured, 5.25%, 10/01/33 .................         18,000,000         18,326,340
       Series B, MBIA Insured, 5.00%, 2/15/27 ...............................................          6,320,000          6,404,435
       Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ...................         13,000,000         11,376,300
                                                                                                                   ----------------
                                                                                                                         55,304,542
                                                                                                                   ----------------
       WEST VIRGINIA 0.6%
       Shepherd University Board of Governors Revenue, Residence Facilities Projects, MBIA
          Insured, 5.00%, 6/01/35 ...........................................................          7,445,000          7,121,664
       West Virginia State Water Development Authority Water Development Revenue, Loan
          Program II, Refunding, Series C-II, FGIC Insured, 5.00%, 11/01/36 .................          5,000,000          4,948,250
                                                                                                                   ----------------
                                                                                                                         12,069,914
                                                                                                                   ----------------
       WISCONSIN 1.1%
       Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
          FGIC Insured, 6.90%, 8/01/21 ......................................................          3,000,000          3,732,450
       Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36 ..         20,000,000         21,162,400
                                                                                                                   ----------------
                                                                                                                         24,894,850
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $2,180,558,016) .............................................................                         2,137,875,999
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 0.8%
       MUNICIPAL BONDS 0.8%
       COLORADO 0.2%
   (c) Colorado Educational and Cultural Facilities Authority Revenue, National Jewish
          Federation Bond Program, Daily VRDN and Put, 0.30%, 2/01/35 .......................          1,200,000          1,200,000
       Refunding, Series A-8, Daily VRDN and Put, 0.30%, 9/01/35 ............................          1,870,000          1,870,000
       Series A-4, Daily VRDN and Put, 0.30%, 2/01/34 .......................................          1,900,000          1,900,000
                                                                                                                   ----------------
                                                                                                                          4,970,000
                                                                                                                   ----------------
       MASSACHUSETTS 0.1%
   (c) Massachusetts State Health and Educational Facilities Authority Revenue, Tufts
          University, Refunding,
          Series N-1, Daily VRDN and Put, 0.18%, 8/15/40 ....................................          1,000,000          1,000,000
          Series N-2, Daily VRDN and Put, 0.15%, 8/15/34 ....................................            900,000            900,000
                                                                                                                   ----------------
                                                                                                                          1,900,000
                                                                                                                   ----------------
       MISSOURI 0.1%
   (c) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
          Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37 ..............          1,500,000          1,500,000
   (c) Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue, St. Louis University, Refunding, Series A-1, Daily VRDN and Put,
          0.17%, 10/01/35 ...................................................................          1,000,000          1,000,000
                                                                                                                   ----------------
                                                                                                                          2,500,000
                                                                                                                   ----------------
       NEW HAMPSHIRE 0.0%a
   (c) New Hampshire Health and Education Facilities Authority Revenue, University of North
          New Hampshire, Daily VRDN and Put, 0.20%, 7/01/33 .................................            700,000            700,000
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 97

Franklin Tax-Free Trust

       FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       -------------------------------------                                                    ----------------   ----------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       OHIO 0.2%
   (c) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN
          and Put, 0.20%, 10/01/31 ..........................................................   $      3,300,000   $      3,300,000
                                                                                                                   ----------------
       TENNESSEE 0.1%
   (c) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
          and Put, 0.26%, 11/01/35 ..........................................................            500,000            500,000
   (c) Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
          VRDN and Put, 0.26%, 7/01/38 ......................................................          2,200,000          2,200,000
                                                                                                                   ----------------
                                                                                                                          2,700,000
                                                                                                                   ----------------
       VIRGINIA 0.1%
   (c) Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic
          Obligation, Series B, Daily VRDN and Put, 0.26%, 7/01/42 ..........................          1,400,000          1,400,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $17,470,000) ......................................                            17,470,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $2,198,028,016) 98.9% ........................................                         2,155,345,999
       OTHER ASSETS, LESS LIABILITIES 1.1% ..................................................                            23,126,044
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  2,178,472,043
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Rounds to less than 0.1% of net assets.

(b)  Security purchased on a when-issued basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    98 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 97.6%
       KENTUCKY 87.2%
       Bellevue GO, Public Project, Harbor Greene Project, XLCA Insured, 5.00%, 2/01/34 .....   $      1,065,000   $      1,079,953
       Boone County GO, Public Project, 5.00%,
          4/01/20 ...........................................................................          1,310,000          1,376,116
          4/01/21 ...........................................................................          1,000,000          1,046,600
       Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
          FGIC Insured, 4.70%, 1/01/28 ......................................................          3,000,000          2,810,460
       Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
          5.00%, 12/01/22 ...................................................................          1,200,000          1,232,748
          12/01/27 ..........................................................................          2,000,000          2,010,380
       Bowling Green GO, Project, Series A, 5.00%, 6/01/38 ..................................          5,000,000          5,057,750
       Bowling Green ISD Finance Corp. School Building Revenue, 5.75%, 1/01/20 ..............          1,140,000          1,166,539
       Boyle County Revenue, Refunding and College Improvement, CIFG Insured, 5.00%,
          6/01/32 ...........................................................................          1,500,000          1,517,730
       Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue,
          Series A, FSA Insured, 5.00%, 8/01/19 .............................................          1,500,000          1,562,835
          8/01/24 ...........................................................................          2,000,000          2,062,200
       Campbell County School District Finance Corp. School Building Revenue, FSA Insured,
          5.00%, 8/01/26 ....................................................................          2,845,000          2,980,763
       Christian County Hospital Revenue, Jennie Stuart Medical Center, Refunding, Assured
          Guaranty, 5.50%, 2/01/36 ..........................................................          3,000,000          2,862,720
       Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
          Project, Pre-Refunded, 5.125%, 8/01/20 ............................................          1,015,000          1,086,507
       Fayette County School District Finance Corp. School Building Revenue, Pre-Refunded,
           5.50%, 9/01/18 ...................................................................          2,500,000          2,561,025
       Series A, AMBAC Insured, 5.25%, 4/01/20 ..............................................          2,160,000          2,248,085
       Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 .................          1,000,000          1,011,560
       Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted
          Projects, Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 .......................            290,000            290,223
       Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded,
          5.75%, 2/01/20 ....................................................................          1,500,000          1,567,050
       Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
          1/01/28 ...........................................................................          2,035,000          2,052,460
       Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
          Refunding, AMBAC Insured, 5.75%, 1/01/26 ..........................................          1,000,000            986,300
       Jefferson County School District Finance Corp. School Building Revenue, Series A,
          FSA Insured, Pre-Refunded, 5.25%, 7/01/18 .........................................          1,500,000          1,556,190
          MBIA Insured, 4.75%, 6/01/27 ......................................................          2,440,000          2,459,374
       Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP,
          Series L, XLCA Insured, 5.00%, 11/01/29 ...........................................          1,000,000          1,032,600
       Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of
          Ewing, Series A, Pre-Refunded, 6.00%, 6/01/30 .....................................          2,000,000          2,145,000
          Series C, 6.00%, 6/01/30 ..........................................................          1,285,000          1,289,870
          Series E, 5.70%, 6/01/22 ..........................................................          1,000,000          1,058,220
       Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
          Project Notes, FGIC Insured, 5.00%, 10/01/25 ......................................          3,000,000          3,155,820


                    Quarterly Statements of Investments | 99

Franklin Tax-Free Trust

       FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY (CONTINUED)
       Kentucky Economic Development Finance Authority Health System Revenue, Norton
          Healthcare Inc., Refunding, Series C, MBIA Insured, 6.15%, 10/01/24 ...............   $        160,000   $        151,574
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/24 .............................            245,000            291,214
          Series C, MBIA Insured, Pre-Refunded, 6.15%, 10/01/25 .............................            935,000          1,111,369
       Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
          Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ......          2,000,000          1,446,060
       Kentucky Economic Finance Authority Louisville Arena Project Revenue, Louisville
          Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33 ..........................          2,000,000          2,055,920
       Kentucky Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32 .....................          2,000,000          1,701,240
       Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
          6/01/19 ...........................................................................          1,140,000          1,164,932
          6/01/20 ...........................................................................          1,250,000          1,274,450
          6/01/21 ...........................................................................          1,190,000          1,212,360
       Kentucky Rural Water Finance Corp. Public Project Revenue, Flexible Term Program,
          Series A, 5.00%, 2/01/26 ..........................................................          1,055,000          1,078,991
          Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34 .......................          1,500,000          1,505,760
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
          Series A, MBIA Insured, 5.00%,
          9/01/32 ...........................................................................          5,000,000          5,026,450
          9/01/37 ...........................................................................          4,250,000          4,211,580
       Kentucky State Property and Buildings Commission Revenues, Project No. 62, Refunding,
          Second Series, 5.25%, 10/01/18 ....................................................          3,000,000          3,094,710
          Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ........................          1,535,000          1,567,112
          Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 ...............          2,300,000          2,496,696
          Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ........................          1,100,000          1,248,049
          Project No. 90, Refunding, 5.50%, 11/01/28 ........................................          5,000,000          5,277,800
       Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization
          Projects, Refunding, Series A, 5.00%, 7/01/28 .....................................          1,000,000          1,032,370
       Refunding, Series A, 5.00%, 7/01/29 ..................................................          1,000,000          1,029,490
       Series A, AMBAC Insured, 5.00%, 7/01/25 ..............................................          1,500,000          1,562,910
       Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ..................          1,730,000          1,681,837
       Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
          University, Refunding and Improvement, Series A, 6.00%, 5/01/38 ...................          2,500,000          2,268,650
       Louisville and Jefferson County Metropolitan Government Health Facilities Revenue,
          Jewish Hospital and St. Mary's HealthCare Inc. Project, Refunding, 6.125%,
          2/01/37 ...........................................................................          2,000,000          1,996,080
       Louisville and Jefferson County Metropolitan Government Industrial Building Revenue,
          Sisters of Mercy, Cincinnati, 5.00%, 10/01/35 .....................................          1,500,000          1,198,875
       Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
          Revenue, Series A,
          AMBAC Insured, 5.00%, 5/15/36 .....................................................          3,000,000          2,973,600
          FGIC Insured, 5.00%, 5/15/30 ......................................................          2,750,000          2,755,748
          FGIC Insured, 5.00%, 5/15/38 ......................................................          3,000,000          2,959,260
       Louisville and Jefferson County Student Housing Revenue, University of Louisville,
          Phase 3-A, AMBAC Insured, 5.00%, 6/01/34 ..........................................          3,755,000          3,780,121
          Series A, AMBAC Insured, 5.00%, 6/01/25 ...........................................          1,000,000          1,046,860


                    100 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       KENTUCKY (CONTINUED)
       Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 .....   $      3,290,000   $      3,340,205
       Louisville Regional Airport Authority Airport System Revenue, FSA Insured,
          5.50%, 7/01/38 ....................................................................          3,000,000          2,722,080
       Louisville Water Works Board Water System Revenue, Louisville Water Co., Refunding,
          FSA Insured,
             5.25%, 11/15/24 ................................................................          2,500,000          2,552,025
             5.50%, 11/15/25 ................................................................          2,000,000          2,047,760
       Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital, 5.125%,
          8/01/37 ...........................................................................          3,000,000          2,224,530
       Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 .....................          1,500,000          1,515,300
       Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ......          1,270,000          1,261,059
       Oldham County School District Finance Corp. School Building Revenue, MBIA Insured,
          5.00%, 5/01/24 ....................................................................          5,680,000          5,935,941
       Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35 ....          3,000,000          3,080,910
       Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility,
          6.00%, 12/01/28 ...................................................................          1,000,000          1,089,850
       Russell Health System Revenue, Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ..            785,000            806,077
       Trimble County Environmental Facilities Revenue, Trimble County Environmental
          Facility, AMBAC Insured, 6.00%, 3/01/37 ...........................................          5,000,000          4,785,000
          Refunding, AMBAC Insured, 4.60%, 6/01/33 ..........................................          3,750,000          3,169,988
       Warren County Hospital Facility Revenue, Community Hospital Corp. Project, Refunding,
          Series A, 5.00%, 8/01/29 ..........................................................          1,000,000            862,880
                                                                                                                   ----------------
                                                                                                                        146,862,751
                                                                                                                   ----------------
       U.S. TERRITORIES 10.4%
       PUERTO RICO 9.2%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.375%, 5/15/33 ........................................................          1,590,000          1,323,850
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
          5.125%, 7/01/31 ...................................................................          3,125,000          2,729,656
          Pre-Refunded, 5.125%, 7/01/31 .....................................................          1,875,000          2,038,106
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Series D, Pre-Refunded, 5.375%, 7/01/36 ...........................................          2,500,000          2,771,950
          Series K, 5.00%, 7/01/27 ..........................................................          3,000,000          2,636,820
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.25%, 7/01/36 ...............................................            455,000            395,563
          Refunding, Series N, 5.00%, 7/01/32 ...............................................          3,000,000          2,554,710
          Series D, Pre-Refunded, 5.25%, 7/01/36 ............................................            995,000          1,093,237
                                                                                                                   ----------------
                                                                                                                         15,543,892
                                                                                                                   ----------------
       VIRGIN ISLANDS 1.2%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.625%, 10/01/25 ........................................................          2,000,000          1,916,400
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            17,460,292
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $165,856,100) ..............                           164,323,043
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 101

Franklin Tax-Free Trust

       FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       SHORT TERM INVESTMENTS 0.7%
       MUNICIPAL BONDS 0.7%
       KENTUCKY 0.7%
   (a) Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding,
          Series B, Daily VRDN and Put, 0.25%, 7/01/38 ......................................   $        585,000   $        585,000
   (a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.25%, 9/01/34 ............            600,000            600,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $1,185,000) .......................................                             1,185,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $167,041,100) 98.3% ..........................................                           165,508,043
       OTHER ASSETS, LESS LIABILITIES 1.7% ..................................................                             2,828,673
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    168,336,716
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    102 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS 97.1%
       LOUISIANA 90.0%
       Alexandria Sales and Use Tax Revenue, 5.00%,
          8/01/26 ...........................................................................   $      1,710,000   $      1,796,543
          8/01/27 ...........................................................................          1,790,000          1,864,554
          8/01/28 ...........................................................................          1,875,000          1,938,131
       Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33 ........................          5,000,000          5,291,200
       Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 ..............          1,900,000          1,972,941
       Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
          Project, MBIA Insured, 5.25%,
             5/01/21 ........................................................................          1,505,000          1,506,535
             5/01/33 ........................................................................          2,500,000          2,135,275
       De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
          Series A, 5.65%, 12/01/21 .........................................................          1,000,000            805,470
       De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
          5.875%, 9/01/29 ...................................................................         11,500,000         10,568,040
       Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
          FHA Insured, ETM, 7.20%, 8/01/10 ..................................................          1,380,000          1,486,398
       East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding,
          Series A, 6.10%, 10/01/29 .........................................................            125,000            125,106
       East Baton Rouge Parish Park and Recreation District GO, FSA Insured,
          5.00%, 5/01/25 ....................................................................          3,325,000          3,466,379
       East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
          FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ........................................          1,000,000          1,075,730
       East Baton Rouge Parish Sales Tax Revenue,
          Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24 ............          2,000,000          2,049,360
          Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28 .....................          1,000,000          1,043,970
          Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30 .....................          1,700,000          1,786,309
       East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A,
          5.25%, 2/01/34 ....................................................................          2,500,000          2,496,375
       England District Sub-District No. 1 Revenue, FGIC Insured, 5.00%, 8/15/19 ............          5,000,000          5,229,950
       Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
          11/01/27 ..........................................................................          5,000,000          5,039,100
       Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA
          Insured, 5.00%, 4/01/29 ...........................................................          3,060,000          3,076,738
       Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured,
          5.00%, 10/01/29 ...................................................................          2,925,000          3,024,216
       Jefferson Sales Tax District Special Sales Tax Revenue, Special Tax Bond,
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20 ......................................          4,195,000          4,598,643
       Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27 ..............          5,000,000          4,941,650
       Lafayette Public Power Authority Electric Revenue, MBIA Insured, 5.00%, 11/01/32 .....          5,000,000          4,885,150
       Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities Inc.
          Project,
             Assured Guaranty, 5.75%, 10/01/29 ..............................................            750,000            759,840
             Assured Guaranty, 6.00%, 10/01/34 ..............................................          1,750,000          1,769,968
             Assured Guaranty, 6.00%, 10/01/38 ..............................................          1,335,000          1,344,065
             MBIA Insured, 5.00%, 10/01/22 ..................................................          1,500,000          1,576,365
       Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 .......             30,000             33,279
       Lafayette Utilities Revenue, MBIA Insured, 5.00%, 11/01/28 ...........................          5,000,000          5,046,950
       Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ...................             30,000             30,720
       Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
          4/01/29 ...........................................................................          2,200,000          2,230,822


                    Quarterly Statements of Investments | 103

Franklin Tax-Free Trust

       FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana HFA, SFMR, Home Ownership Program,
          GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32 ................................   $      2,075,000   $      2,024,578
          Series A, GNMA Secured, 5.50%, 6/01/40 ............................................          4,970,000          5,040,375
          Series B, GNMA Secured, 6.125%, 12/01/33 ..........................................          1,000,000          1,054,980
       Louisiana HFA Mortgage Revenue, SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ........            415,000            411,742
       Louisiana Local Government Environmental Facilities and CDA Revenue,
          Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29 ..................          1,000,000          1,015,970
          Baton Rouge Apartments, Series A, MBIA Insured, 6.375%, 1/01/30 ...................          4,265,000          4,083,652
          Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ......          1,000,000          1,023,940
          Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27 ..........          5,000,000          5,187,950
          Denham Springs Sewer Project, AMBAC Insured, 4.75%, 12/01/31 ......................          3,000,000          2,722,050
          East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/37 ......          5,370,000          5,266,037
          East Ascension Consolidated No. 1, Refunding, AMBAC Insured, 5.00%, 12/01/44 ......          8,870,000          8,473,600
          Independence Stadium Project, Refunding, 5.25%, 3/01/30 ...........................          8,845,000          8,943,179
          Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ...................          2,215,000          2,221,357
          Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27 ...........          5,000,000          5,048,600
          Livingston Parish Road, AMBAC Insured, 5.00%, 3/01/21 .............................          4,040,000          3,742,898
          MBIA Insured, 5.00%, 12/01/26 .....................................................          3,000,000          3,024,840
          Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
             5.375%, 10/01/26 ...............................................................          2,000,000          2,010,040
          Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
             5.375%, 10/01/31 ...............................................................          2,000,000          1,945,380
          Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24 ......          2,620,000          2,777,069
          Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33 ......          2,500,000          2,584,300
          Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ....          3,000,000          2,663,340
       Louisiana Public Facilities Authority Hospital Revenue, Touro Infirmary Project,
          Series A, 5.625%, 8/15/29 .........................................................          3,500,000          2,761,395
       Louisiana Public Facilities Authority Revenue,
          Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31 .......          5,000,000          4,430,300
          Centenary College Project, Refunding, 5.75%, 2/01/29 ..............................          7,300,000          5,469,744
          Christus Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30 ............          5,000,000          5,272,950
          Dillard University Project, Series A, AMBAC Insured, Pre-Refunded,
             5.30%, 8/01/26 .................................................................          1,540,000          1,718,455
          FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 ...........          5,000,000          4,932,550
          Grambling University Project, Black and Gold Facilities Project, Series A, CIFG
             Insured, 5.00%, 7/01/30 ........................................................          5,000,000          3,737,700
          Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 .........          1,715,000          1,762,248
          Ochsner Clinic Foundation Project, Refunding, Series B, ETM, 5.75%, 5/15/23 .......          2,500,000          3,057,575
          Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27 .......................          3,990,000          3,375,540
          Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%,
             7/01/27 ........................................................................          3,000,000          3,337,380
       Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
          Series B, AMBAC Insured, 5.00%, 6/01/23 ...........................................          5,000,000          4,549,300
          Series C-2, Assured Guaranty, 6.75%, 6/01/26 ......................................          5,000,000          5,376,350
       Louisiana State Gas and Fuels Tax Revenue, Series A,
          AMBAC Insured, 5.00%, 6/01/27 .....................................................          3,500,000          3,509,625
          FSA Insured, 5.00%, 5/01/31 .......................................................         10,000,000         10,116,000
       Louisiana State GO, Match, Refunding, Series B, CIFG Insured, 5.00%,
          7/15/24 ...........................................................................          3,475,000          3,607,502
          7/15/25 ...........................................................................          1,765,000          1,821,409


                    104 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
          AMBAC Insured, 5.00%, 5/01/21 .....................................................   $      2,500,000   $      2,570,500
          Series A, MBIA Insured, 5.375%, 3/01/19 ...........................................          3,000,000          3,019,620
       Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project,
          Refunding, 5.00%, 10/01/20 ........................................................          5,000,000          4,823,600
       Louisiana State University and Agricultural and Mechanical College Board Revenue,
          AMBAC Insured, 5.00%, 7/01/22 .....................................................          5,000,000          5,263,550
          Auxiliary, FGIC Insured, 5.00%, 7/01/31 ...........................................          3,000,000          3,026,580
          Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ................................          1,500,000          1,509,960
       Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road,
          Refunding, Assured Guaranty,
             5.375%, 3/01/24 ................................................................          1,035,000          1,100,246
             5.50%, 3/01/25 .................................................................          2,145,000          2,280,264
       New Orleans Aviation Board Revenue, Restructuring GARBS, Refunding, Series A-1,
          Assured Guaranty, 6.00%, 1/01/23 ..................................................          2,000,000          2,067,560
       New Orleans GO,
          Drain Systems, AMBAC Insured, 5.00%, 12/01/18 .....................................          1,000,000            994,770
          Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ................................          1,485,000          1,413,423
          Public Improvement, FGIC Insured, 5.25%, 12/01/21 .................................          1,295,000          1,293,822
          Public Improvement, FGIC Insured, 5.125%, 12/01/26 ................................          2,000,000          1,940,440
          Radian Insured, 5.125%, 12/01/30 ..................................................         10,055,000          9,308,517
          Refunding, MBIA Insured, 5.125%, 9/01/21 ..........................................          2,000,000          2,009,620
       Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
          11/01/14 ..........................................................................            470,000            481,266
       Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured,
          5.50%, 9/01/20 ....................................................................          1,000,000            858,120
       Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .............          1,950,000          1,634,334
       Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
          Center, FSA Insured, Pre-Refunded, 5.75%, 5/15/21 .................................          2,500,000          2,613,700
       Ouachita Parish West Ouachita Parish School District Sales and Use Tax Revenue, FGIC
          Insured, Pre-Refunded, 5.75%, 9/01/24 .............................................          1,410,000          1,528,243
       Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured
          Guaranty, 5.125%, 4/01/38 .........................................................          5,000,000          4,799,800
       Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase,
          FHA Insured, ETM, 7.25%, 8/01/10 ..................................................            300,000            309,861
       Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured,
          5.00%, 10/01/16 ...................................................................          1,000,000          1,027,190
       St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
          9/01/10 ...........................................................................            435,000            472,266
       St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/31 ...........................................          6,485,000          6,225,146
       St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 .......          2,500,000          2,506,875
       St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
          6/01/37 ...........................................................................          4,000,000          3,362,400
       St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
          7/01/10 ...........................................................................             30,000             30,554
          7/01/11 ...........................................................................             50,000             56,425
       Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
          Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ..................          2,155,000          2,154,828


                    Quarterly Statements of Investments | 105

Franklin Tax-Free Trust

       FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       LOUISIANA (CONTINUED)
       University of Louisiana System Board of Supervisors Lease Revenue, Lafayette
          Cajundome Convention Center Project, MBIA Insured, Pre-Refunded, 6.25%, 9/01/29 ...   $      1,200,000   $      1,241,256
          Northwestern State University Wellness, AMBAC Insured, 5.10%, 4/01/24 .............          1,000,000            963,650
                                                                                                                   ----------------
                                                                                                                        297,986,058
                                                                                                                   ----------------
       U.S. TERRITORIES 7.1%
       PUERTO RICO 6.2%
       Puerto Rico Commonwealth GO, Public Improvement,
          MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ........................................          4,400,000          4,624,444
          Series A, 5.00%, 7/01/33 ..........................................................            615,000            518,316
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series L, MBIA Insured, 5.25%, 7/01/35 .................................         10,000,000          9,134,500
       Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33 ........          6,450,000          6,145,044
                                                                                                                   ----------------
                                                                                                                         20,422,304
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.9%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%, 10/01/18 .........................................................          3,000,000          2,944,050
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            23,366,354
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $329,436,127) 97.1% ..........................................                           321,352,412
       OTHER ASSETS, LESS LIABILITIES 2.9% ..................................................                             9,658,676
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    331,011,088
                                                                                                                   ================

See Abbreviations on page 183.

                     See Notes to Statements of Investments.


                    106 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 96.2%
       MARYLAND 77.9%
       Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ...................................   $      2,000,000   $      2,020,060
       Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%,
          9/01/39 ...........................................................................         25,095,000         15,417,615
       Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ............          1,000,000          1,017,470
       Baltimore GO, Consolidated Public Improvement, Series A, FSA Insured, Pre-Refunded,
          5.25%, 10/15/17 ...................................................................          3,300,000          3,425,103
       Baltimore Port Facilities Revenue, Consolidated Coal Sales, Refunding, Series A,
          6.50%, 10/01/11 ...................................................................          1,850,000          1,919,042
       Baltimore Project Revenue,
          Wastewater Projects, FSA Insured, 5.00%, 7/01/37 ..................................          5,000,000          5,059,450
          Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/33 ........................          5,355,000          5,484,323
          Wastewater Projects, Series A, FSA Insured, 5.00%, 7/01/38 ........................          5,000,000          5,094,800
          Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 .........          4,000,000          4,034,120
          Wastewater Projects, Series C, AMBAC Insured, 5.00%, 7/01/31 ......................          2,855,000          2,900,794
          Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/32 ......................          2,120,000          2,149,447
          Water Projects, Refunding, Series A, FGIC Insured, 5.125%, 7/01/42 ................         11,740,000         11,814,197
          Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/32 ...........................          5,000,000          5,069,450
       Baltimore Revenue,
          Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ..........          5,000,000          5,020,750
          Water Projects, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 ...............         10,000,000         10,571,400
       Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A,
          Radian Insured,
             5.375%, 1/01/16 ................................................................          2,000,000          1,928,460
             5.50%, 1/01/19 .................................................................          1,000,000            941,640
             5.625%, 1/01/25 ................................................................          2,000,000          1,566,140
       Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding,
          5.625%, 9/01/38 ...................................................................          5,000,000          3,529,000
       Frederick GO, Public Improvements, Series A, 5.00%, 3/01/34 ..........................          5,000,000          5,187,150
       Harford County GO, Consolidated Public Improvement, 4.45%, 1/15/17 ...................          1,125,000          1,167,041
       Maryland Environmental Services COP, Water and Waste Facilities, Series A,
          6.70%, 6/01/11 ....................................................................          1,210,000          1,210,218
       Maryland State Community Development Administration Department of Housing and CDR,
          Housing, Refunding, Series A, 6.00%, 7/01/32 ......................................          4,000,000          4,004,720
          Residential, Series C, 5.375%, 9/01/39 ............................................         10,000,000         10,082,500
          Residential, Series C, 5.65%, 9/01/48 .............................................          7,715,000          7,903,940
          Residential, Series D, 5.25%, 9/01/29 .............................................          2,895,000          2,786,524
       Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22 .........         10,000,000         10,907,700
       Maryland State EDC Student Housing Revenue,
          University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
             7/01/30 ........................................................................          3,245,000          2,034,518
          University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%,
             7/01/35 ........................................................................          3,675,000          2,188,793
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/25 .................................................................          2,500,000          2,128,100
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/28 .................................................................          2,000,000          1,648,760
          University of Maryland College Park Projects, Refunding, CIFG Insured,
             5.00%, 6/01/33 .................................................................          9,370,000          7,397,053
       Maryland State EDC Utility Infrastructure Revenue, University College Park Project,
          AMBAC Insured, 5.00%, 7/01/19 .....................................................          1,675,000          1,727,595
       Maryland State GO, State and Local Facilities Loan, Refunding, First Series C, 4.00%,
          3/01/22 ...........................................................................          9,000,000          9,436,770


                    Quarterly Statements of Investments | 107

Franklin Tax-Free Trust

       FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND (CONTINUED)
       Maryland State Health and Higher Educational Facilities Authority Revenue,
          Anne Arundel Health System, Series A, 6.75%, 7/01/29 ..............................   $      2,000,000   $      2,244,020
          Anne Arundel Health System, Series A, 6.75%, 7/01/39 ..............................          2,000,000          2,194,580
          Anne Arundel Health System, Series A, Pre-Refunded, 5.125%, 7/01/34 ...............          2,500,000          2,832,750
          Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 .........................          8,365,000          8,211,419
          Carroll County General Hospital, 6.00%, 7/01/26 ...................................          2,000,000          2,035,200
          Carroll County General Hospital, 5.80%, 7/01/32 ...................................          5,000,000          4,955,800
          Carroll Hospital Center, 5.00%, 7/01/40 ...........................................          6,790,000          5,616,213
          Catholic Health Initiatives, Series A, 6.00%, 12/01/20 ............................            715,000            736,807
          Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 .......................          2,205,000          2,317,764
          Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 .......................          2,025,000          2,127,100
          Edenwald, Series A, 5.40%, 1/01/31 ................................................          1,000,000            733,120
          Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 ............................         11,000,000         12,163,580
          Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ......................          9,395,000          8,645,655
          LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34 ....................         10,945,000         10,684,728
          Loyola College, Series A, 5.00%, 10/01/40 .........................................          8,525,000          7,772,498
          Maryland Institute College of Art, 5.00%, 6/01/35 .................................          2,000,000          1,528,000
          Maryland Institute College of Art, 5.00%, 6/01/36 .................................          5,000,000          3,804,200
          Maryland Institute College of Art, 5.00%, 6/01/40 .................................          6,000,000          4,500,960
          Maryland Institute College of Art, Pre-Refunded, 5.625%, 6/01/36 ..................          3,600,000          3,887,748
          Mercy Medical Center, Refunding, 5.625%, 7/01/31 ..................................          5,500,000          4,755,190
          Mercy Medical Center, Series A, 5.00%, 7/01/37 ....................................         10,000,000          8,229,800
          North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ..............................          1,000,000          1,071,750
          North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ..............................          1,320,000          1,414,710
          Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/27 ........            655,000            591,000
          Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 ........          5,000,000          4,241,650
          Parking, Johns Hopkins Medical Institutions, Refunding, Series B,
             AMBAC Insured, 5.00%, 7/01/38 ..................................................          6,200,000          6,259,830
          Peninsula Regional Medical Center, 5.00%, 7/01/36 .................................          6,625,000          6,368,215
          Roland Park Place Project, Refunding, 5.625%, 7/01/18 .............................          2,500,000          2,298,500
          Roland Park Place Project, Refunding, 5.625%, 7/01/24 .............................          2,680,000          2,256,212
          The Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ..................          5,000,000          5,071,700
          The Johns Hopkins University Issue, Series A, 5.00%, 7/01/32 ......................         29,000,000         29,278,690
          The Johns Hopkins University Issue, Series A, 5.00%, 7/01/38 ......................          5,805,000          5,885,283
          Union Hospital Cecil County Issue, 5.00%, 7/01/35 .................................          3,015,000          2,569,353
          University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ...............         11,000,000         11,818,620
          University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28 ...         15,000,000         14,680,950
          University of Maryland Medical System, Series A, 5.00%, 7/01/41 ...................          2,500,000          2,128,500
          Washington County Hospital, 5.75%, 1/01/38 ........................................          2,500,000          2,126,725
          Western Maryland Health, Refunding, Series A, MBIA Insured, 4.75%, 7/01/36 ........         17,680,000         15,611,794
       Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
          AMBAC Insured, 5.00%, 7/01/28 .....................................................          3,975,000          4,089,639
       Maryland State Transportation Authority Parking Revenue, AMBAC Insured,
          5.00%, 3/01/27 ....................................................................          8,000,000          8,168,640
       Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
          Insured, 5.00%,
             7/01/27 ........................................................................          5,890,000          6,114,173
             7/01/31 ........................................................................          7,455,000          7,642,642


                    108 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MARYLAND (CONTINUED)
       Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA
          Insured, 5.00%, (continued)
             7/01/32 .........................................................................  $      7,165,000   $      7,315,967
             7/01/34 .........................................................................         7,500,000          7,641,000
       Morgan State University Maryland and Auxiliary Facilities Fees Revenue, Series A, FGIC
          Insured, 5.00%, 7/01/32 ............................................................         6,450,000          6,478,057
       Prince George's County GO, Consolidated Public Improvement, 4.40%, 9/15/22 ............        10,000,000         10,343,600
       Prince George's County IDA Lease Revenue, Upper Marlboro Justice, Series B, MBIA
          Insured, 4.75%, 6/30/30 ............................................................         4,000,000          4,023,400
       St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
          AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ........................................         2,000,000          2,095,940
       Westminster Education Facilities Revenue, McDaniel College Inc., Pre-Refunded, 5.50%,
             4/01/27 .........................................................................           425,000            480,416
             4/01/32 .........................................................................         1,500,000          1,695,585
                                                                                                                   ----------------
                                                                                                                        438,514,316
                                                                                                                   ----------------
       U.S. TERRITORIES 18.3%
       PUERTO RICO 17.1%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/38 .....................................................................         2,100,000          2,088,429
       Puerto Rico Commonwealth GO, Public Improvement,
             FSA Insured, Pre-Refunded, 5.25%, 7/01/27 .......................................         1,520,000          1,656,116
             FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ......................................         4,360,000          4,739,277
             Refunding, FSA Insured, 5.25%, 7/01/27 ..........................................         1,015,000          1,013,782
             Refunding, FSA Insured, 5.125%, 7/01/30 .........................................         2,870,000          2,771,243
             Refunding, Series A, FGIC Insured, 5.50%, 7/01/21 ...............................        10,000,000          9,982,000
             Refunding, Series A, FGIC Insured, 5.50%, 7/01/22 ...............................         5,000,000          4,935,600
             Series A, 5.00%, 7/01/27 ........................................................         6,250,000          5,500,438
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
             Refunding, Series N, Assured Guaranty, 5.25%, 7/01/36 ...........................         5,000,000          4,804,400
             Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ...............................         5,000,000          4,286,100
             Series D, Pre-Refunded, 5.25%, 7/01/38 ..........................................         5,000,000          5,525,250
             Series G, 5.00%, 7/01/33 ........................................................         2,170,000          1,830,981
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
             AMBAC Insured, 5.00%, 7/01/31 ...................................................         5,000,000          4,056,350
             FGIC Insured, 5.00%, 7/01/24 ....................................................         5,000,000          4,308,000
       Puerto Rico Electric Power Authority Power Revenue,
             Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ...............................        10,000,000          9,745,300
             Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 ............................        10,780,000         11,409,013
             Series II, Pre-Refunded, 5.25%, 7/01/31 .........................................         3,000,000          3,382,260
       Puerto Rico HFAR, Subordinated, Capital Fund Modernization, 5.125%, 12/01/27 ..........         4,250,000          4,497,180
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
             Refunding, Series D, 5.25%, 7/01/36 .............................................           520,000            452,072
             Refunding, Series N, 5.00%, 7/01/32 .............................................         5,000,000          4,257,850
             Series D, Pre-Refunded, 5.25%, 7/01/36 ..........................................         1,480,000          1,626,120
       University of Puerto Rico Revenues, University System, Refunding, Series P, 5.00%,
          6/01/30 ............................................................................         4,000,000          3,326,960
                                                                                                                   ----------------
                                                                                                                         96,194,721
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 109

Franklin Tax-Free Trust

       FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 1.2%
       Virgin Islands PFAR,
             Gross Receipts Taxes Loan Note, Refunding, Series A, FSA Insured, 5.00%,
                10/01/22 .....................................................................  $      2,000,000   $      1,957,980
             Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A, 5.50%,
                10/01/14 .....................................................................         3,300,000          3,227,334
             Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A, 5.50%,
                10/01/18 .....................................................................         1,700,000          1,668,295
                                                                                                                   ----------------
                                                                                                                          6,853,609
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ................................................................                          103,048,330
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $570,595,557) ...............                          541,562,646
                                                                                                                   ----------------
       SHORT INVESTMENTS 1.9%
       MUNICIPAL BONDS 1.9%
       MARYLAND 1.9%
   (a) Maryland State EDC, EDR, U.S. Pharmacopeial, Refunding, Series A, Daily VRDN and Put,
          0.26%, 7/01/38 .....................................................................         2,995,000          2,995,000
   (a) Maryland State Health and Higher Educational Facilities Authority Revenue, Upper
          Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.26%, 1/01/43 .......         7,825,000          7,825,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $10,820,000) .......................................                           10,820,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $581,415,557) 98.1% ...........................................                          552,382,646
       OTHER ASSETS, LESS LIABILITIES 1.9% ...................................................                           10,957,146
                                                                                                                   ----------------
       NET ASSETS 100.0% .....................................................................                     $    563,339,792
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    110 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT         VALUE
       -------------------------------------------                                              ----------------   ----------------
       MUNICIPAL BONDS 98.1%
       MASSACHUSETTS 97.4%
       Auburn GO, AMBAC Insured, 5.125%, 6/01/24 .............................................  $      1,465,000   $      1,553,911
       Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC
          Insured, 5.00%, 5/01/27 ............................................................         3,970,000          3,990,088
       Boston GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
             2/01/21 .........................................................................         3,000,000          3,286,860
             2/01/22 .........................................................................         2,940,000          3,221,123
       Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ................         1,750,000          1,752,135
       Dudley-Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ...         3,140,000          3,551,780
       Foxborough Stadium Infrastructure Improvement Revenue, Pre-Refunded, 5.75%, 6/01/25 ...         4,000,000          4,248,680
       Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 ....         1,000,000          1,062,920
       Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ..         9,805,000          8,925,295
       Kingston GO, FGIC Insured, Pre-Refunded, 5.50%, 11/15/19 ..............................         2,055,000          2,123,062
       Lawrence GO, AMBAC Insured, Pre-Refunded, 5.00%, 2/01/21 ..............................         1,000,000          1,064,180
       Lowell GO, State Qualified,
             AMBAC Insured, 5.00%, 2/01/21 ...................................................         1,330,000          1,383,719
             AMBAC Insured, 5.00%, 2/01/22 ...................................................         1,405,000          1,455,945
             FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 ......................................         1,595,000          1,670,667
       Ludlow GO, School Project, Limited Tax, MBIA Insured, 7.40%, 11/01/09 .................           210,000            215,391
       Martha's Vineyard Land Bank Revenue, AMBAC Insured,
             4.875%, 5/01/22 .................................................................         2,000,000          2,080,340
             5.00%, 5/01/32 ..................................................................         2,000,000          2,021,120
             5.00%, 5/01/34 ..................................................................         7,000,000          6,600,370
       Massachusetts Bay Transportation Authority Revenue, General Transportation System,
          Series C, FGIC Insured, 5.25%, 3/01/15 .............................................         2,000,000          2,295,980
       Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Series A, FGIC
          Insured, Pre-Refunded, 5.00%, 7/01/27 ..............................................         5,000,000          5,559,550
       Massachusetts State College Building Authority Project Revenue,
             Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ...............................         2,000,000          1,930,300
             Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ...............................         5,000,000          5,320,950
             Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ....................................         5,000,000          5,045,400
             Series A, Assured Guaranty, 5.00%, 5/01/33 ......................................        10,000,000         10,092,600
       Massachusetts State Development Finance Agency Revenue,
             Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35 ...................         3,600,000          3,553,056
             Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39 ...................        25,305,000         24,799,912
             Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ....................         2,000,000          1,979,920
             Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
                Guaranty, 5.00%, 7/01/31 .....................................................         5,000,000          5,079,500
             Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured
                Guaranty, 5.00%, 7/01/37 .....................................................         5,060,000          5,083,175
             Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured,
                5.125%, 2/01/34 ..............................................................        22,400,000         18,860,352
             MBIA Insured, 5.20%, 7/01/32 ....................................................         2,250,000          1,723,545
             Series A, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/42 ..........................         4,000,000          4,447,280
             Series A, GNMA Secured, Pre-Refunded, 6.90%, 10/20/41 ...........................         2,090,000          2,474,163
             Series P, MBIA Insured, 4.75%, 7/01/42 ..........................................        11,000,000         10,304,140
             Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ........         1,500,000          1,606,665
             Western New England College, Refunding, Series A, Assured Guaranty, 5.00%,
                9/01/33 ......................................................................        12,200,000         10,676,098
             WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%,
                1/01/36 ......................................................................        15,945,000         15,897,803
             Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.00%, 9/01/37 ........        12,850,000         12,269,437


                    Quarterly Statements of Investments | 111

Franklin Tax-Free Trust

       FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT         VALUE
       -------------------------------------------                                              ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State GO,
             Consolidated Loan, Refunding, Series D, Assured Guaranty, 5.50%, 11/01/19 .......  $      8,620,000   $     10,237,371
             Consolidated Loan, Series A, FSA Insured, Pre-Refunded, 5.00%, 3/01/24 ..........         5,000,000          5,771,850
             Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37 ......................        10,000,000         10,153,300
             Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ........         6,205,000          6,916,651
             Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 ..................         3,430,000          3,767,958
             Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 .........           965,000          1,060,081
             MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ......................................         4,100,000          4,503,973
             Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ...........................         3,440,000          3,834,534
       Massachusetts State Health and Educational Facilities Authority Revenue,
             Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .........................         5,000,000          5,067,500
             Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 .........         3,000,000          3,006,510
             Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 .......         1,000,000            889,420
             Emmanuel College, MBIA Insured, 5.00%, 7/01/37 ..................................        10,000,000          8,565,600
             Harvard University, Series FF, 5.125%, 7/15/37 ..................................         1,650,000          1,674,799
             Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39 ...................         9,350,000          9,407,783
             New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 .....         9,610,000          7,876,260
             New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%,
                5/15/22 ......................................................................           390,000            425,931
             Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ................         1,250,000          1,252,900
             Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .............         4,885,000          4,884,658
             Springfield College, AMBAC Insured, 5.00%, 10/15/27 .............................         2,500,000          2,310,200
             Tufts University, Series I, 5.25%, 2/15/30 ......................................         2,950,000          2,986,580
             University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ...........         3,000,000          3,006,600
             University of Massachusetts, Worcester Campus, Series B, FGIC Insured,
                Pre-Refunded, 5.25%, 10/01/31 ................................................         3,500,000          3,813,390
             University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded,
                5.875%, 10/01/29 .............................................................         4,000,000          4,293,200
             University of Massachusetts Project, Series C, MBIA Insured, Pre-Refunded, 5.25%,
                10/01/31 .....................................................................         1,500,000          1,662,795
             Wellesley College, Series F, Pre-Refunded, 5.125%, 7/01/39 ......................         7,250,000          7,349,035
             Wheelock College, Series B, MBIA Insured, Pre-Refunded, 5.625%, 10/01/30 ........         1,770,000          1,935,088
             Worcester City Campus Corp., Series F, FGIC Insured, 4.75%, 10/01/36 ............         3,030,000          2,832,050
       Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%,
          4/01/21 ............................................................................           430,000            562,165
       Massachusetts State HFA Housing Revenue, Rental, Mortgage, Series A, AMBAC Insured,
          5.95%, 7/01/30 .....................................................................         2,000,000          2,007,640
       Massachusetts State Industrial Finance Agency Revenue,
             St. Mark's School Issue, MBIA Insured, 5.375%, 1/01/21 ..........................         2,665,000          2,665,826
             Trustees of Deerfield Academy, 5.25%, 10/01/27 ..................................         2,800,000          2,800,756
       Massachusetts State Port Authority Revenue,
             Series A, AMBAC Insured, 5.00%, 7/01/35 .........................................        14,915,000         14,999,717
             Series A, FSA Insured, 4.50%, 7/01/32 ...........................................         5,590,000          5,253,370
             Series A, FSA Insured, 4.50%, 7/01/37 ...........................................         7,935,000          7,294,725
             Series A, FSA Insured, Pre-Refunded, 5.125%, 7/01/17 ............................         2,000,000          2,027,240
             US Airways Project, MBIA Insured, 6.00%, 9/01/21 ................................         4,700,000          3,718,781
             US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 .....................         4,500,000          3,394,440


                    112 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT         VALUE
       -------------------------------------------                                              ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MASSACHUSETTS (CONTINUED)
       Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
          AMBAC Insured,
             4.75%, 8/15/32 .................................................................   $     15,000,000   $     14,894,700
             4.50%, 8/15/35 .................................................................          8,700,000          8,152,422
       Massachusetts State Special Obligation Dedicated Tax Revenue,
             FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .....................................          5,000,000          5,607,300
             Refunding, FGIC Insured, 5.50%, 1/01/34 ........................................          8,400,000          8,513,148
       Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
             Series A, MBIA Insured, 5.00%, 1/01/37 .........................................          9,000,000          7,249,230
             Series B, MBIA Insured, 5.25%, 1/01/29 .........................................          4,600,000          4,019,204
             Series B, MBIA Insured, 5.125%, 1/01/37 ........................................         17,560,000         14,233,960
       Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,
             Series 6, 5.50%, 8/01/30 .......................................................          2,620,000          2,674,286
             Series 6, Pre-Refunded, 5.50%, 8/01/30 .........................................          1,075,000          1,148,745
             Series 7, 5.125%, 2/01/31 ......................................................          4,300,000          4,363,339
             Series 7, Pre-Refunded, 5.125%, 2/01/31 ........................................          1,700,000          1,832,787
       Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
          MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29 .............................          3,995,000          4,058,441
       Massachusetts State Water Resources Authority Revenue,
             Refunding, Series J, FSA Insured, 5.00%, 8/01/32 ...............................          9,000,000          9,128,070
             Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ...........................          9,275,000          9,892,993
             Series A, FSA Insured, 4.50%, 8/01/46 ..........................................          1,000,000            897,350
       Monson GO, AMBAC Insured, 5.25%, 11/01/23 ............................................          1,675,000          1,800,340
       New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .................          3,685,000          3,810,290
       Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
          10/01/18 ..........................................................................          2,000,000          2,053,160
       Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured,
          Pre-Refunded, 5.375%, 6/15/33 .....................................................         15,475,000         16,254,785
       Salisbury GO, MBIA Insured, Pre-Refunded, 5.30%, 3/15/27 .............................          2,795,000          3,124,083
       Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ................................          2,075,000          2,178,874
       Springfield GO,
             Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.00%, 8/01/21 .............          5,000,000          5,476,550
             State Qualified Municipal Purpose Loan, FSA Insured, 4.50%, 8/01/26 ............          2,000,000          1,978,680
       Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, Pre-Refunded,
          5.00%, 11/01/21 ...................................................................          2,775,000          3,063,739
       University Building Authority Project Revenue, Senior Series 1, AMBAC Insured,
          Pre-Refunded, 5.25%,
             11/01/23 .......................................................................          2,155,000          2,476,785
             11/01/28 .......................................................................          5,035,000          5,786,826
       University of Massachusetts Building Authority Project Revenue, Senior Series 2004-1,
          AMBAC Insured, Pre-Refunded, 5.25%, 11/01/29 ......................................          3,000,000          3,485,940
       Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ..          1,960,000          2,024,131
       Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ..........................................          1,230,000          1,288,831
       Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .....................          1,335,000          1,336,202
                                                                                                                   ----------------
                                                                                                                        516,223,280
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 113

Franklin Tax-Free Trust

       FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT         VALUE
       -------------------------------------------                                              ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES 0.7%
       PUERTO RICO 0.7%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series
          A, Assured Guaranty, 5.00%, 7/01/28 ...............................................   $      4,000,000   $      3,880,240
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $526,613,716) ..............                           520,103,520
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 0.6%
       MUNICIPAL BONDS 0.6%
       MASSACHUSETTS 0.6%
   (a) Massachusetts State Health and Educational Facilities Authority Revenue,
             Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.20%, 12/01/37 ...........          1,200,000          1,200,000
             Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.15%, 12/01/37 ...........          1,200,000          1,200,000
             Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.18%, 8/15/40 ....            400,000            400,000
             Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.15%, 8/15/34 ....            300,000            300,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $3,100,000) .......................................                             3,100,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $529,713,716) 98.7% ..........................................                           523,203,520
       OTHER ASSETS, LESS LIABILITIES 1.3% ..................................................                             6,907,585
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    530,111,105
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    114 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 97.2%
       MICHIGAN 92.7%
       Adrian City School District GO, FSA Insured, Pre-Refunded, 5.00%,
             5/01/26 ........................................................................   $      1,960,000   $      2,230,754
             5/01/29 ........................................................................          2,125,000          2,418,548
             5/01/34 ........................................................................          6,690,000          7,614,157
       Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured,
          5.00%, 5/01/32 ....................................................................          7,300,000          7,356,575
       Allendale Public School District GO, School Building and Site,
             FGIC Insured, Pre-Refunded, 5.125%, 5/01/27 ....................................          6,450,000          7,136,860
             FGIC Insured, Pre-Refunded, 5.125%, 5/01/32 ....................................          5,490,000          6,074,630
             Series A, FSA Insured, 5.00%, 5/01/37 ..........................................         11,810,000         11,855,468
       Anchor Bay School District GO, School Building and Site, Series II, FGIC Insured,
          Pre-Refunded,
             5.70%, 5/01/25 .................................................................          5,000,000          5,234,600
             5.75%, 5/01/30 .................................................................          3,750,000          3,927,675
       Avondale School District GO, School Building and Site, FSA Insured, Pre-Refunded,
          5.00%, 5/01/29 ....................................................................          9,000,000         10,140,930
       Battle Creek School District GO, School Building and Site, FSA Insured, 5.00%,
             5/01/31 ........................................................................          4,000,000          4,038,880
             5/01/34 ........................................................................         10,165,000         10,171,099
       Battle Creek School District Paying Agent and Registrar, School Building and Site,
          FSA Insured, 5.00%, 5/01/37 .......................................................          8,760,000          8,720,405
       Bay City School District GO, School Building and Site, FSA Insured, 5.00%, 5/01/31 ...          6,000,000          6,140,460
       Brown City Community School District GO, Building and Site, FGIC Insured,
          Pre-Refunded, 5.00%, 5/01/31 ......................................................          3,200,000          3,493,696
       Caledonia Community Schools GO, MBIA Insured, 5.00%, 5/01/26 .........................          3,665,000          3,795,584
       Carman-Ainsworth Community School District GO, FGIC Insured,
             5.00%, 5/01/27 .................................................................          1,400,000          1,405,572
             Pre-Refunded, 5.00%, 5/01/27 ...................................................          1,550,000          1,709,542
       Central Michigan University Revenue,
             FGIC Insured, 5.00%, 10/01/27 ..................................................            500,000            492,300
             General, AMBAC Insured, 5.00%, 10/01/34 ........................................          8,905,000          8,952,375
             Series A, AMBAC Insured, 5.05%, 10/01/32 .......................................         10,000,000         10,080,400
       Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
          5/01/21 ...........................................................................          3,550,000          3,710,141
       Chippewa Valley Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 ....          6,500,000          6,435,715
       Detroit City School District GO, School Building and Site Improvement,
             Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ...........................          2,650,000          2,969,908
             Series A, FSA Insured, 6.00%, 5/01/29 ..........................................         10,000,000         10,783,400
             Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ...........................         38,330,000         42,353,883
             Series B, FGIC Insured, 5.00%, 5/01/25 .........................................          2,000,000          1,876,520
       Detroit GO, Series A, Assured Guaranty, 5.00%, 4/01/28 ...............................          5,000,000          3,659,500
       Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 .............         10,610,000          8,416,276
       Detroit Sewer Disposal System Revenue,
             second lien, Series A, MBIA Insured, 5.125%, 7/01/33 ...........................         18,790,000         16,127,645
             senior lien, Refunding, Series A, FSA Insured, 5.00%, 7/01/32 ..................          5,960,000          5,537,853
       Detroit Water Supply System Revenue,
             FGIC Insured, ETM, 6.25%, 7/01/12 ..............................................          1,175,000          1,246,428
             second lien, Refunding, Series C, FSA Insured, 5.00%, 7/01/33 ..................         20,000,000         18,547,600


                    Quarterly Statements of Investments | 115

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)

       Detroit Water Supply System Revenue, (continued)
             second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33 ..............   $     20,000,000   $     21,937,000
             second lien, Series B, MBIA Insured, 5.00%, 7/01/34 ............................          8,875,000          7,707,671
             senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35 .................         17,500,000         17,254,650
             senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ............................         11,400,000         10,414,584
             senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 .............          1,500,000          1,561,590
             senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............          4,745,000          5,144,292
             senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............          4,880,000          5,243,560
             senior lien, Series A, FSA Insured, 5.00%, 7/01/34 .............................         38,740,000         35,433,154
             senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 ............................          4,930,000          4,854,867
             Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/34 ...........................          5,270,000          5,943,401
       Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 .........          5,500,000          5,303,320
       Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,
             6/01/28 ........................................................................          6,730,000          7,573,067
             6/01/33 ........................................................................         14,700,000         16,541,469
       Eaton Rapids Public Schools GO, School Building and Site, FSA Insured,
             5.00%, 5/01/26 .................................................................          2,700,000          2,793,636
             5.00%, 5/01/29 .................................................................            820,000            838,942
             Pre-Refunded, 5.00%, 5/01/29 ...................................................          1,930,000          2,201,455
       Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
          2/15/25 ...........................................................................            100,000             91,392
       Fennville Public Schools GO, School Building and Site, FGIC Insured,
             5.00%, 5/01/30 .................................................................          2,085,000          2,125,803
             Pre-Refunded, 5.00%, 5/01/30 ...................................................          1,115,000          1,269,026
             Pre-Refunded, 5.00%, 5/01/34 ...................................................          3,250,000          3,698,955
       Ferris State University Revenue, FGIC Insured, 5.25%,
             10/01/26 .......................................................................          1,500,000          1,524,165
             10/01/31 .......................................................................          3,255,000          3,278,403
       Fowlerville Community School District GO, FGIC Insured, 5.00%,
             5/01/30 ........................................................................          1,990,000          2,007,154
             5/01/34 ........................................................................          8,145,000          8,098,655
       Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ...............          4,000,000          3,877,120
       Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/28 ...........................................................................          4,250,000          4,382,175
       Grand Rapids Building Authority GO, AMBAC Insured, Pre-Refunded, 5.50%, 8/01/20 ......          2,000,000          2,114,900
       Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
             5.00%, 10/01/28 ................................................................          3,590,000          3,654,692
             Pre-Refunded, 5.00%, 10/01/28 ..................................................          2,410,000          2,685,246
       Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
             1/01/30 ........................................................................          4,900,000          5,002,704
             1/01/34 ........................................................................          2,420,000          2,438,828
       Grand Rapids Water Supply Revenue,
             Assured Guarantee, 5.10%, 1/01/39 ..............................................          3,000,000          2,995,320
             FGIC Insured, 5.00%, 1/01/35 ...................................................          3,500,000          3,527,160
       Grand Valley State University Revenue, General,
             5.75%, 12/01/34 ................................................................          1,500,000          1,517,265
             Refunding, Series A, FSA Insured, 5.00%, 12/01/28 ..............................         17,165,000         17,871,340
             Refunding, Series A, FSA Insured, 5.00%, 12/01/33 ..............................          8,570,000          8,675,240


                    116 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..  $     30,000,000   $     31,489,500
       Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 .......           700,000            574,777
       Hazel Park School District GO, FSA Insured, 5.00%,
             5/01/27 .........................................................................         9,000,000          9,212,400
             5/01/32 .........................................................................        12,475,000         12,632,684
       HealthSource Saginaw Inc. Saginaw County GO, MBIA Insured, 5.00%, 5/01/29 .............         4,145,000          4,182,802
       Huron School District GO, FSA Insured, Pre-Refunded,
             5.25%, 5/01/21 ..................................................................         1,500,000          1,620,660
             5.375%, 5/01/26 .................................................................         2,500,000          2,707,000
       Jackson Brownfield RDAR, FGIC Insured,
             5.125%, 6/01/22 .................................................................         2,290,000          2,354,212
             5.125%, 6/01/24 .................................................................         1,215,000          1,241,852
             Pre-Refunded, 5.25%, 6/01/26 ....................................................         2,820,000          3,130,285
             Pre-Refunded, 5.375%, 6/01/30 ...................................................         5,830,000          6,492,696
       Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
          5/01/34 ............................................................................         6,620,000          6,708,840
       Kalamazoo City School District GO, School Building and Site, FSA Insured, Pre-Refunded,
          5.00%, 5/01/21 .....................................................................         4,000,000          4,302,880
       Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
             Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...........         3,805,000          4,140,639
             Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .............           135,000            135,063
             Bronson Methodist Hospital, Refunding, Series B, FSA Insured, 5.00%, 5/15/26 ....         7,000,000          6,413,750
       L'Anse Creuse Public Schools GO, School Building and Site, FSA Insured, 5.00%,
          5/01/35 ............................................................................        10,000,000         10,070,700
       Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 .....         1,000,000          1,009,060
       Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 .....         3,320,000          2,942,715
       Lapeer Community Schools GO, School Building and Site, FSA Insured, 5.00%,
             5/01/33 .........................................................................         4,400,000          4,469,388
             5/01/37 .........................................................................         4,325,000          4,374,435
       Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
          Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .................................         2,115,000          2,137,123
       Livonia Municipal Building Authority GO, FGIC Insured, Pre-Refunded, 5.25%, 5/01/30 ...         3,950,000          4,119,218
       Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
             5/01/25 .........................................................................         3,125,000          3,269,500
             5/01/30 .........................................................................         3,250,000          3,400,280
       Marysville Public School District GO, School Building and Site, Refunding, FSA Insured,
          5.00%, 5/01/35 .....................................................................         5,000,000          5,078,150
       Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
             5.40%, 6/01/19 ..................................................................         5,000,000          4,400,450
             5.50%, 6/01/25 ..................................................................         5,000,000          4,121,200
       Michigan Municipal Bond Authority Revenue,
             Clean Water State Revolving Fund, 5.00%, 10/01/24 ...............................        11,355,000         11,737,096
             Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ..........         1,465,000          1,465,249
       Michigan State Building Authority Revenue,
             Facilities Program, Refunding, Series I, 6.25%, 10/15/38 ........................        15,000,000         16,017,450
             Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33 .........         4,450,000          4,037,752
             Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ...........         3,000,000          3,000,540
             Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ...........         5,000,000          5,007,450


                    Quarterly Statements of Investments | 117

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan State Building Authority Revenue, (continued)
             Refunding, AMBAC Insured, 5.00%, 10/15/33 .......................................  $     21,000,000   $     19,054,560
             Refunding, Series IA, FGIC Insured, 5.00%, 10/15/32 .............................        17,160,000         15,729,886
             Refunding, Series IA, FGIC Insured, 5.00%, 10/15/36 .............................         5,000,000          4,471,500
             Refunding, Series IA, FSA Insured, 5.00%, 10/15/31 ..............................        15,530,000         15,021,548
             Refunding, Series IA, FSA Insured, 5.00%, 10/15/32 ..............................        10,000,000          9,626,000
             Refunding, Series IA, FSA Insured, 5.00%, 10/15/36 ..............................         1,000,000            945,820
       Michigan State Comprehensive Transportation Revenue, Refunding, FSA Insured, 5.00%,
             5/15/26 .........................................................................         4,740,000          4,920,120
             5/15/31 .........................................................................         8,000,000          8,093,360
       Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 .......................        12,000,000         12,566,160
       Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
          4/01/16 ............................................................................            65,000             65,203
       Michigan State Hospital Finance Authority Revenue,
             Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%,
                11/15/23 .....................................................................        15,175,000         15,709,615
             Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
                5.50%, 8/15/24 ...............................................................        15,000,000         10,495,950
             Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured,
                5.25%, 8/15/27 ...............................................................        10,000,000          6,288,600
             Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ............         6,000,000          5,999,280
             Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ............         1,750,000          1,749,790
             Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ............................           300,000            299,955
             Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 ...............         8,605,000          8,652,500
             Mercy Health Services, Series X, NATL Insured, Pre-Refunded, 6.00%, 8/15/34 .....        11,000,000         11,226,050
             Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ..............................         7,065,000          6,396,298
             Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ..............................         1,000,000            813,690
             Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%,
                6/01/27 ......................................................................         7,500,000          7,506,975
             Oakwood Obligated Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 ......         7,500,000          7,545,450
             Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/31 ...............         8,500,000          7,561,090
             Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ...............         6,165,000          5,271,075
             Sparrow Obligated Group, Refunding, MBIA Insured, 5.00%, 11/15/36 ...............        12,465,000         10,070,224
             St. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%,
                5/15/17 ......................................................................        14,500,000         14,847,275
             St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ....         2,830,000          2,973,934
             St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ....         9,545,000         10,645,634
             Trinity Health Credit Group, Series A, 6.50%, 12/01/33 ..........................        25,000,000         26,753,500
       Michigan State Revenue, Grant Antic Bonds, FSA Insured, 5.25%, 9/15/27 ................        10,000,000         10,187,400
       Michigan State Strategic Fund Limited Obligation Revenue,
   (a)       Detroit Edison Co. Exempt Facilities Project, Refunding, Series ET-2, 5.50%,
                8/01/29 ......................................................................        10,000,000         10,117,100
             Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized
                Series AA, FGIC Insured, 6.95%, 5/01/11 ......................................         5,000,000          5,172,550
             Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized
                Series BB, AMBAC Insured, 7.00%, 5/01/21 .....................................         3,000,000          3,344,700
       Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
          Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ....        12,350,000         11,132,537
       Michigan State Trunk Line Revenue,
             Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ..............................         3,300,000          3,326,961
             Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ..............................         3,050,000          3,075,376
             Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ............................        19,680,000         21,504,336


                    118 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
          10/01/34 ...........................................................................  $      3,675,000   $      3,681,836
       Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ...........         3,500,000          3,665,830
       North Kent Sewer Authority Revenue, Sanitary Sewer, MBIA Insured, 5.00%, 11/01/31 .....         5,960,000          5,978,059
       Otsego Public Schools District GO, School Building and Site, FSA Insured, Pre-Refunded,
          5.00%, 5/01/34 .....................................................................         9,835,000         11,218,293
       Oxford Area Community School District GO, FSA Insured, Pre-Refunded, 5.00%,
             5/01/26 .........................................................................         5,425,000          5,929,742
             5/01/31 .........................................................................         4,865,000          5,317,640
       Pennfield School District GO, School Building and Site, FGIC Insured, Pre-Refunded,
          5.00%,
             5/01/29 .........................................................................         1,150,000          1,308,861
             5/01/34 .........................................................................         2,500,000          2,845,350
       Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .................         2,955,000          3,068,117
       Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
             6/01/23 .........................................................................         1,620,000          1,804,145
             6/01/27 .........................................................................         2,635,000          2,934,520
       Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ............................         1,600,000          1,626,592
       River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ...............         6,575,000          6,774,025
       Rockford Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/33 .....         8,220,000          8,349,629
       Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
             Refunding, 8.25%, 9/01/39 .......................................................        10,000,000         11,192,800
             Series M, MBIA Insured, 5.25%, 11/15/31 .........................................        12,750,000         10,406,932
             Series M, MBIA Insured, 5.25%, 11/15/35 .........................................        17,600,000         14,026,144
       Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%,
          5/01/38 ............................................................................        10,555,000         10,660,339
       Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding,
          Series E, MBIA Insured,
             5.375%, 7/01/19 .................................................................         4,850,000          4,814,450
             5.50%, 7/01/24 ..................................................................         1,750,000          1,728,755
       Saginaw Valley State University Revenue,
             General, FSA Insured, 5.00%, 7/01/37 ............................................         4,000,000          4,015,680
             General, Refunding, AMBAC Insured, 5.25%, 7/01/19 ...............................           345,000            348,957
             General, Refunding, FSA Insured, 5.00%, 7/01/28 .................................         7,050,000          7,315,362
             Series A, MBIA Insured, 5.125%, 7/01/30 .........................................         4,315,000          4,336,575
       South Macomb Disposal Authority Revenue, AMBAC Insured, Pre-Refunded, 5.25%,
          9/01/20 ............................................................................         2,000,000          2,115,620
       South Redford School District GO, School Building and Site, MBIA Insured, 5.00%,
          5/01/30 ............................................................................         3,500,000          3,542,700
       Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 .....         6,535,000          6,689,030
       Southfield Public Schools GO, Refunding, MBIA Insured, 4.75%, 5/01/29 .................         9,040,000          9,146,672
       Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%,
          5/01/30 ............................................................................         2,730,000          3,107,122
       St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
          6.40%, 8/01/24 .....................................................................        10,000,000         10,001,800
       Sturgis Public School District GO, Refunding, FGIC Insured, 5.00%, 5/01/30 ............         4,715,000          4,750,787
       Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
             5/01/29 .........................................................................         2,900,000          2,935,380
             5/01/34 .........................................................................         3,945,000          3,895,017
       Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ...........         2,595,000          2,664,338


                    Quarterly Statements of Investments | 119

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MICHIGAN (CONTINUED)
       Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
             5/01/25 .........................................................................  $      5,925,000   $      6,192,277
             5/01/30 .........................................................................         4,500,000          4,702,995
       Thornapple Kellogg School GO, School Building and Site,
             FSA Insured, Pre-Refunded, 5.00%, 5/01/23 .......................................           965,000          1,079,623
             FSA Insured, Pre-Refunded, 5.00%, 5/01/28 .......................................         6,250,000          6,992,375
             Refunding, FSA Insured, 5.00%, 5/01/23 ..........................................         3,035,000          3,153,335
       Trenton Public Schools School District GO, School Building and Site, FSA Insured,
          5.00%,
             5/01/31 .........................................................................         4,575,000          4,673,774
             5/01/38 .........................................................................         8,150,000          8,202,078
       Van Dyke Public Schools GO, School Building and Site, FSA Insured, 5.00%, 5/01/34 .....         5,000,000          5,049,900
       Warren Consolidated School District GO, FSA Insured, 4.875%, 5/01/22 ..................         8,910,000          9,124,285
       Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ...........         2,450,000          2,685,200
       Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County Airport,
          Series A, MBIA Insured, 5.25%, 12/01/18 ............................................         5,500,000          5,149,100
       Wayne Charter County GO,
             Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, MBIA Insured,
                5.25%, 12/01/25 ..............................................................        17,000,000         17,026,860
             Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, MBIA Insured,
                5.00%, 12/01/30 ..............................................................        10,750,000          9,936,977
             Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/34 ......................         7,640,000          7,585,985
             Capital Improvement, Series A, FSA Insured, 5.00%, 2/01/38 ......................        12,135,000         11,934,408
       Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding,
          FGIC Insured, 5.00%,
             12/01/27 ........................................................................         9,910,000          9,132,560
             12/01/28 ........................................................................        10,170,000          9,253,378
       Wayne State University Revenues, General,
             AMBAC Insured, 5.00%, 11/15/30 ..................................................         2,925,000          3,018,512
             AMBAC Insured, 5.00%, 11/15/36 ..................................................         5,000,000          5,074,400
             Refunding, FGIC Insured, 5.125%, 11/15/29 .......................................        17,900,000         18,064,859
             Refunding, FSA Insured, 5.00%, 11/15/28 .........................................        23,550,000         24,246,609
             Refunding, FSA Insured, 5.00%, 11/15/35 .........................................        22,435,000         22,303,980
       West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
             5/01/19 .........................................................................         2,100,000          2,204,265
             5/01/20 .........................................................................         2,000,000          2,099,300
       West Ottawa Public School District GO, School Building Site, Refunding, MBIA Insured,
          5.00%, 5/01/32 .....................................................................         6,025,000          6,056,571
       Western Michigan University Revenues, General, FSA Insured, 5.00%,
             11/15/28 ........................................................................         5,500,000          5,733,585
             11/15/32 ........................................................................         6,410,000          6,525,572
       Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
          1/01/23 ............................................................................         8,500,000          8,614,070
       Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .................         9,375,000          9,381,187
       Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ..........................        12,550,000         12,660,942
       Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ........         5,700,000          5,818,275
       Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
          5/01/32 ............................................................................         6,065,000          6,076,099
       Zeeland Public Schools GO, Refunding, FGIC Insured, 5.00%, 5/01/25 ....................         3,350,000          3,401,222
                                                                                                                   ----------------
                                                                                                                      1,428,749,035
                                                                                                                   ----------------


                    120 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MICHIGAN TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES 4.5%
       PUERTO RICO 4.5%
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ..................................   $     11,945,000   $     11,139,429
          Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 .............................          8,570,000          9,112,995
          Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 .............................         16,430,000         17,563,670
          Series D, FSA Insured, Pre-Refunded, 5.00%, 7/01/32 ...............................          8,055,000          8,969,323
       Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/35 ......................................................         14,000,000         16,322,460
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ...........          6,380,000          6,380,192
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            69,488,069
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,495,649,448) .............................................................                         1,498,237,104
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 1.1%
       MUNICIPAL BONDS 1.1%
       MICHIGAN 1.1%
   (b) Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and
          Put, 0.25%, 3/01/49 ...............................................................         15,000,000         15,000,000
   (b) Michigan Higher Education Facilities Authority Revenue, Limited Obligation,
          University of Detroit, Refunding, Daily VRDN and Put, 0.30%, 11/01/36 .............          1,200,000          1,200,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $16,200,000) ......................................                            16,200,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,511,849,448) 98.3% ........................................                         1,514,437,104
       OTHER ASSETS, LESS LIABILITIES 1.7% ..................................................                            25,701,254
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,540,138,358
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 121

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS 97.9%
       MINNESOTA 93.4%
       Anoka County Housing and RDA, GO, Housing Development, Refunding, AMBAC Insured,
          4.875%, 2/01/24 ...................................................................   $      2,195,000   $      2,300,755
       Anoka-Hennepin ISD No. 11 GO,
             School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20 .........          5,870,000          6,789,066
             School District Credit Enhancement Program, Series A, FSA Insured,
                5.00%, 2/01/20 ..............................................................          6,130,000          6,461,878
       Bloomington ISD No. 271 GO, School Building, Refunding, Series C, FSA Insured, 4.50%,
          2/01/23 ...........................................................................          2,500,000          2,647,300
       Blue Earth County EDA Public Project Lease Revenue, Series A, MBIA Insured, 4.50%,
          12/01/24 ..........................................................................          1,055,000          1,102,728
       Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 .........................          1,000,000          1,071,960
       Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
             5.90%, 9/20/19 .................................................................            400,000            403,860
             5.95%, 9/20/29 .................................................................          1,275,000          1,292,315
             6.00%, 9/20/34 .................................................................          1,000,000          1,015,290
       Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 ........          2,015,000          2,145,713
       Cambridge ISD No. 911 GO, Series A, MBIA Insured, 4.25%, 2/01/24 .....................          1,235,000          1,259,231
       Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ....................          3,805,000          3,987,336
       Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 .....................          1,000,000          1,071,960
       Chaska ISD No. 112 GO, School Building, Series A, MBIA Insured, 4.50%, 2/01/28 .......         15,000,000         15,261,900
       Chisago County GO, Capital Improvement, Series A, MBIA Insured, 4.75%, 2/01/26 .......          2,415,000          2,524,182
       Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities,
          Series A, 5.125%, 1/01/35 .........................................................          2,625,000          2,674,429
       Dakota County Housing and RDA, SFMR, GNMA Secured,
             5.75%, 4/01/18 .................................................................             97,000             97,127
             5.85%, 10/01/30 ................................................................            163,000            163,155
       Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ...............................          1,325,000          1,367,360
       Duluth ISD No. 709 COP, Full Term Certificate, Series B, FSA Insured,
          5.00%, 2/01/28 ....................................................................         18,890,000         20,156,197
       Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ............          3,075,000          3,210,208
       Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
             5.95%, 9/20/29 .................................................................          1,700,000          1,722,576
             6.00%, 9/20/34 .................................................................          1,480,000          1,502,629
       Elk River ISD Number 728 GO, School Building, Refunding, Series A, FSA Insured, 4.25%,
          2/01/24 ...........................................................................          6,265,000          6,425,447
       Farmington ISD No. 192 GO,
             MBIA Insured, 5.25%, 2/01/24 ...................................................          5,915,000          6,262,388
             School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/24 ..............          5,015,000          5,231,648
             School Building, Series B, FSA Insured, 5.00%, 2/01/23 .........................          3,000,000          3,213,240
             School Building, Series B, FSA Insured, 4.75%, 2/01/27 .........................         16,075,000         16,687,297
       Fergus Falls ISD No. 544 GO, School Building, Series A, FSA Insured, 5.00%, 1/01/25 ..          1,655,000          1,789,105
       Fridley ISD No. 014 GO, Alternative Facilities, Series A, FSA Insured,
          4.375%, 2/01/27 ...................................................................          2,040,000          2,057,748
       Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 ............          2,700,000          2,810,700
       Hennepin County Sales Tax Revenue,
             Hennepin County Sales Tax, 4.75%, 12/15/37 .....................................         25,000,000         25,209,000
             Second Lien, Ballpark Project, Series B, 5.00%, 12/15/21 .......................          5,000,000          5,529,650
       Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured,
          Pre-Refunded, 5.00%, 11/01/25 .....................................................          8,000,000          9,128,240


                    122 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA
          Secured,
             5.60%, 11/20/17 ................................................................   $        675,000   $        677,268
             5.70%, 11/20/32 ................................................................          3,000,000          3,151,710
       Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ................................          3,880,000          4,171,660
       Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
          8/01/27 ...........................................................................          1,085,000          1,138,230
       Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ..................          4,195,000          4,581,821
       Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ...............................          3,705,000          3,923,224
       Lakeville ISD No. 194 GO,
             School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16 .........          5,405,000          6,222,074
             School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17 .........          5,750,000          6,650,910
             Series A, FGIC Insured, 5.00%, 2/01/23 .........................................         10,180,000         11,061,079
       Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 .......................          2,700,000          2,853,522
       Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B,
          4.50%, 12/01/26 ...................................................................          5,000,000          5,147,500
       Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
             senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20 ................          5,400,000          5,786,316
             senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23 .................         14,800,000         15,798,704
             senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26 .................         10,000,000         10,534,200
             Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...........................          7,000,000          7,459,900
             Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ...........................          2,000,000          2,129,780
             Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32 ...........................          9,000,000          9,584,010
       Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet,
          Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15 .............................            545,000            614,106
       Minneapolis GO,
             Sports Arena Project, Refunding, 5.125%, 10/01/20 ..............................          8,340,000          8,340,250
             Sports Arena Project, Refunding, 5.20%, 10/01/24 ...............................          3,750,000          3,751,462
             Various Purpose, 4.00%, 12/01/25 ...............................................          9,500,000          9,561,180
             Various Purpose, Pre-Refunded, 5.125%, 12/01/28 ................................          3,000,000          3,301,770
       Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
          11/15/34 ..........................................................................         12,645,000         10,788,840
       Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ...........          5,000,000          4,799,650
       Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
          Assured Guaranty, 6.50%, 11/15/38 .................................................         35,000,000         38,089,450
       Minneapolis Special School District No. 001 COP,
             Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 ..............................          2,715,000          2,828,351
             Series A, FSA Insured, 5.00%, 2/01/21 ..........................................          1,950,000          2,030,165
       Minnesota Agriculture and Economic Development Board Revenue,
             Benedictine Health, Series A, MBIA Insured, Pre-Refunded, 5.125%, 2/15/29 ......         14,625,000         15,207,806
             Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
                12/01/22 ....................................................................          4,870,000          4,668,820
             Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .........            365,000            353,667
             Series E, Assured Guaranty, 5.00%, 2/15/37 .....................................         20,600,000         20,772,010
       Minnesota Public Facilities Authority Clean Water Revenue, Series A, 5.00%, 3/01/24 ..          6,900,000          7,508,511
       Minnesota Public Facilities Authority Water PCR, Series B, Refunding,
          5.00%, 3/01/18 ....................................................................          6,215,000          7,268,753
       Minnesota State 911 Revenue, Public Safety Radio Communication System,
          Assured Guaranty, 5.00%, 6/01/24 ..................................................          5,000,000          5,449,500


                    Quarterly Statements of Investments | 123

Franklin Tax-Free Trust

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
             10/01/22 .......................................................................   $      1,745,000   $      1,881,040
             10/01/23 .......................................................................          1,825,000          1,958,736
             10/01/24 .......................................................................          1,900,000          2,029,276
             10/01/25 .......................................................................          1,155,000          1,224,912
             10/01/26 .......................................................................          1,715,000          1,807,010
             10/01/32 .......................................................................          5,540,000          5,684,594
       Minnesota State GO,
             Highway and Various Purpose, 5.00%, 8/01/23 ....................................          3,000,000          3,328,170
             Highway and Various Purpose, FSA Insured, 5.00%, 8/01/22 .......................          1,000,000          1,110,890
             Highway and Various Purpose, FSA Insured, 5.00%, 8/01/25 .......................         10,000,000         10,886,000
             MBIA Insured, 5.00%, 6/01/26 ...................................................         10,000,000         10,667,700
             Various Purposes, Series A, 4.25%, 12/01/27 ....................................          5,000,000          5,093,350
             Various Purposes, Series A, 4.50%, 12/01/28 ....................................         15,540,000         16,106,122
       Minnesota State HFAR,
             Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ..............            730,000            730,913
             Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..............            225,000            225,185
             Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..............            230,000            230,265
             SFM, Series B, 5.00%, 7/01/13 ..................................................             50,000             50,022
             SFM, Series D, 5.45%, 1/01/26 ..................................................          1,620,000          1,620,016
             SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ...................................          1,980,000          1,980,158
             SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ...................................            170,000            170,104
       Minnesota State Higher Education Facilities Authority Revenue, St. John's University,
          Series 5-I, MBIA Insured, Pre-Refunded, 5.25%,
             10/01/21 .......................................................................          1,750,000          1,908,795
             10/01/26 .......................................................................          1,500,000          1,636,110
       Minnesota State Public Facilities Authority Clean Water Revenue, Series B,
          4.75%, 3/01/27 ....................................................................          5,000,000          5,227,000
       Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
             5.90%, 10/20/19 ................................................................          1,750,000          1,765,873
             5.95%, 10/20/29 ................................................................          5,955,000          6,045,397
       Moorhead ISD No. 152 GO, School Building, Refunding, 4.25%, 4/01/22 ..................          4,690,000          4,821,695
       Mounds View ISD No. 621 GO, School Building, Refunding, Series A, 4.00%, 2/01/20 .....          2,000,000          2,064,720
       New Brighton GO, Tax Increment, Series A, MBIA Insured, 5.00%, 2/01/32 ...............          5,110,000          5,253,693
       Nobles County Housing and RDA Public Project Revenue, Annual Appropriation Lease
          Obligation, AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ..........................          1,230,000          1,271,291
       North Branch Water System Revenue,
             FSA Insured, 4.75%, 8/01/27 ....................................................          1,500,000          1,561,695
             Series A, FSA Insured, 5.00%, 8/01/33 ..........................................          1,325,000          1,346,439
       Northern Municipal Power Agency Electric System Revenue,
             Refunding, FSA Insured, 5.00%, 1/01/12 .........................................            790,000            795,372
             Refunding, Series A, Assured Guaranty, 5.00%, 1/01/13 ..........................          4,000,000          4,350,160
             Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21 ..........................          1,505,000          1,584,268
             Series A, AMBAC Insured, 5.00%, 1/01/26 ........................................          2,000,000          2,053,240
       Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ..........................          3,000,000          3,140,490
       Pine City Health Care and Housing Revenue, North Branch, Series A, GNMA Secured, 5.00%,
          10/20/38 ..........................................................................          4,280,000          4,089,583
       Pipestone-Jasper ISD No. 2689 GO, Refunding, Series A, FSA Insured, 5.00%, 3/01/20 ...          1,595,000          1,708,755


                    124 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
             6.25%, 6/01/16 .................................................................   $      1,600,000   $      1,601,872
             6.125%, 6/01/24 ................................................................          1,815,000          1,803,566
       Prior Lake ISD No. 719 GO,
             FSA Insured, 5.50%, 2/01/20 ....................................................          2,255,000          2,319,696
             FSA Insured, 5.50%, 2/01/21 ....................................................          2,590,000          2,664,307
             Series C, MBIA Insured, 5.00%, 2/01/21 .........................................          2,000,000          2,094,440
             Series C, MBIA Insured, 5.00%, 2/01/23 .........................................          6,025,000          6,272,808
       Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
          Pre-Refunded, 5.875%, 1/01/31 .....................................................          2,160,000          2,227,154
       Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%, 2/01/22 ........          3,000,000          3,082,380
       Rochester Electric Utility Revenue, AMBAC Insured, Pre-Refunding, 5.25%, 12/01/24 ....          3,000,000          3,197,940
       Rush City ISD No. 139 GO, School Building, MBIA Insured,
             5.00%, 2/01/21 .................................................................          1,680,000          1,822,834
             5.125%, 2/01/26 ................................................................          4,245,000          4,624,758
       Sauk Rapids ISD No. 047 GO,
             School Building, Refunding, Series A, FSA Insured, 5.00%, 2/01/22 ..............          2,200,000          2,382,226
             School Building, Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ..............          2,175,000          2,237,944
             Series A, MBIA Insured, 5.75%, 2/01/23 .........................................          2,740,000          2,922,785
             Series A, MBIA Insured, 5.75%, 2/01/26 .........................................          5,000,000          5,335,250
       Scott County GO, Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27 .......          5,590,000          5,972,635
       Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC
          Insured, Pre-Refunded, 5.70%, 2/01/29 .............................................          1,380,000          1,391,868
       Scott County Housing and Redevelopment Authority GO, Savage City, Hamilton Apartments
          Project, AMBAC Insured, Pre-Refunded, 5.70%, 2/01/33 ..............................          2,285,000          2,304,651
       South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ........          4,000,000          4,145,840
       Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
          Apartments, Series B, MBIA Insured, Pre-Refunded, 5.75%, 1/01/31 ..................          2,415,000          2,489,044
       Southern Minnesota Municipal Power Agency Power Supply System Revenue,
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/19 ....          5,875,000          4,115,907
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/20 ....         14,035,000          9,308,433
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/23 ....          4,000,000          2,232,960
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/26 ....          5,000,000          2,314,750
             Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/01/27 ....          6,600,000          2,872,056
             Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18 ...         15,935,000         11,783,295
             Series A, MBIA Insured, Pre-Refunded, 5.75%, 1/01/18 ...........................          1,000,000          1,109,390
       Spring Lake Park ISD No. 16 GO, School Building, Series A, FSA Insured,
          5.00%, 2/01/29 ....................................................................          4,025,000          4,214,940
       St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured,
          5.875%, 5/01/30 ...................................................................         17,785,000         18,057,644
       St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A,
          AMBAC Insured, 5.00%, 7/01/15 .....................................................          1,165,000          1,192,331
       St. Michael ISD No. 885 GO,
             FSA Insured, 5.00%, 2/01/23 ....................................................          3,300,000          3,537,468
             School Building, Refunding, FSA Insured, 5.00%, 2/01/24 ........................          2,735,000          2,929,158
             School Building, Series A, FSA Insured, 4.75%, 2/01/29 .........................          5,000,000          5,140,500
       St. Paul Housing and RDA Health Care Revenue, Allina Health System, Series A,
          MBIA Insured, 5.00%, 11/15/22 .....................................................          5,000,000          4,641,650


                    Quarterly Statements of Investments | 125

Franklin Tax-Free Trust

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MINNESOTA (CONTINUED)
       St. Paul ISD No. 625 GO, School Building, Series A, FSA Insured, 5.00%,
             2/01/24 ........................................................................   $      1,615,000   $      1,750,499
             2/01/25 ........................................................................          1,675,000          1,801,664
             2/01/26 ........................................................................          1,745,000          1,862,630
       St. Paul Sales Tax Revenue, Sub Series A, XLCA Insured, 5.00%, 11/01/30 ..............          7,360,000          7,430,141
       St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 .......................          5,000,000          5,022,950
       University of Minnesota Revenue,
             Series A, 5.25%, 4/01/29 .......................................................          1,000,000          1,074,600
             Series A, 5.125%, 4/01/34 ......................................................          1,000,000          1,037,060
             Series C, 5.00%, 12/01/18 ......................................................          1,500,000          1,722,210
             Series C, 5.00%, 12/01/21 ......................................................          1,000,000          1,121,100
       Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%,
             2/01/22 ........................................................................          1,140,000          1,240,753
             2/01/28 ........................................................................          2,400,000          2,613,864
       Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22 ........          5,340,000          5,561,129
       Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
             2/01/23 ........................................................................          1,160,000          1,197,085
             2/01/25 ........................................................................          1,300,000          1,341,561
       Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
          Refunding,
             5.35%, 2/01/22 .................................................................          1,000,000            999,950
             5.40%, 8/01/27 .................................................................          2,015,000          2,014,799
       Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%, 2/01/24 ......................          2,725,000          2,918,448
       West St. Paul ISD No. 197 GO, School Building, Series B, 5.00%,
             2/01/21 ........................................................................          3,340,000          3,577,340
             2/01/22 ........................................................................          3,500,000          3,725,365
       Western Minnesota Municipal Power Agency Revenue,
             MBIA Insured, 5.00%, 1/01/26 ...................................................          8,565,000          8,713,260
             Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 .............................          2,745,000          2,745,274
             Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 .............................          4,500,000          4,499,865
             Series A, FSA Insured, 5.00%, 1/01/36 ..........................................          6,000,000          6,075,240
             Series A, MBIA Insured, 5.00%, 1/01/30 .........................................          7,200,000          7,244,208
       Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
             2/01/22 ........................................................................          2,550,000          2,645,599
             2/01/25 ........................................................................          3,000,000          3,086,640
             2/01/32 ........................................................................          5,415,000          5,483,229
                                                                                                                   ----------------
                                                                                                                        751,039,799
                                                                                                                   ----------------
       U.S. TERRITORIES 4.5%
       PUERTO RICO 4.3%
       Puerto Rico Commonwealth GO, Public Improvement,
             FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ......................................          1,545,000          1,675,429
             FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................            580,000            630,454
             Refunding, FSA Insured, 5.00%, 7/01/23 .........................................            955,000            950,187
             Refunding, FSA Insured, 5.125%, 7/01/30 ........................................            420,000            405,548
       Puerto Rico commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, FSA Insured, 6.25%, 7/01/21 .............................................         10,000,000         10,829,700


                    126 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MINNESOTA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT         VALUE
       ---------------------------------------                                                  ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Electric Power Authority Power Revenue, Refunding,
             Series SS, MBIA Insured, 5.00%, 7/01/25 ........................................   $      5,000,000   $      4,823,100
             Series V, FGIC Insured, 5.25%, 7/01/30 .........................................          5,000,000          4,832,800
       Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%, 8/01/12 .......          5,000,000          5,079,300
       Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured,
          5.00%, 8/01/30 ....................................................................          1,000,000            962,040
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series F,
          XLCA Insured, 5.25%, 7/01/25 ......................................................          2,500,000          2,275,400
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ...........            940,000            940,028
       Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured, ETM,
          5.50%, 8/01/27 ....................................................................          1,000,000          1,132,480
                                                                                                                   ----------------
                                                                                                                         34,536,466
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.2%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA
       Insured, 5.25%,
             10/01/20 .......................................................................          1,160,000          1,164,721
             10/01/21 .......................................................................          1,000,000          1,001,760
                                                                                                                   ----------------
                                                                                                                          2,166,481
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            36,702,947
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $760,772,008) ..............                           787,742,746
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $3,905,000) 0.5%
       MUNICIPAL BONDS 0.5%
       MINNESOTA 0.5%
   (a) Roseville Health Care Facilities Revenue, Presbyterian Homes Project, Refunding,
          Daily VRDN and Put, 0.20%, 10/01/29 ...............................................          3,905,000          3,905,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $764,677,008) 98.4% ..........................................                           791,647,746
       OTHER ASSETS, LESS LIABILITIES 1.6% ..................................................                            12,645,821
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    804,293,567
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 127

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 98.2%
       MISSOURI 88.2%
       Bi-State Development Agency Missouri Illinois Metropolitan District Revenue,
          Metrolink Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 ............   $      7,300,000   $      7,122,756
       Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
          10/20/22 ..........................................................................          1,515,000          1,558,571
       Cape Girardeau County IDA Health Care Facilities Revenue,
             Southeast Missouri Hospital Assn., 5.00%, 6/01/36 ..............................          7,500,000          5,676,975
             St. Francis Medical Center, Series A, 5.50%, 6/01/27 ...........................          6,350,000          6,350,000
             St. Francis Medical Center, Series A, 5.50%, 6/01/32 ...........................          5,000,000          4,872,700
             St. Francis Medical Center, Series A, 5.75%, 6/01/39 ...........................          2,650,000          2,661,978
       Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper
          Products, 5.30%, 5/15/28 ..........................................................          6,875,000          6,891,775
       Carroll County Public Water Supply District No. 1 Water System Revenue, Refunding,
             5.625%, 3/01/34 ................................................................          1,000,000            996,590
             6.00%, 3/01/39 .................................................................          1,000,000          1,018,260
       Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation
          Obligation, Series A, 5.75%, 10/01/33 .............................................         10,290,000         10,903,078
       Curators of the University of Missouri System Facilities Revenue,
             Series A, 5.00%, 11/01/33 ......................................................          5,000,000          5,096,050
             Series A, 5.00%, 11/01/35 ......................................................         20,000,000         20,314,800
             System Facilities, Refunding, Series A, 5.00%, 11/01/25 ........................          5,750,000          6,062,167
             System Facilities, Refunding, Series A, 5.00%, 11/01/26 ........................          3,625,000          3,796,753
       Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 ....................................          1,000,000          1,065,120
       Florissant COP, FGIC Insured, 5.00%, 8/01/22 .........................................          1,285,000          1,323,884
       Grandview COP, FGIC Insured, 5.00%, 1/01/23 ..........................................          2,410,000          2,446,150
       Gravois Bluffs Transportation Development District Transportation Sales Tax Revenue,
          Refunding, 4.75%, 5/01/32 .........................................................          5,000,000          3,297,250
       Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/22 ....................          1,000,000            851,120
       Hickory County School District R-1 Skyline GO, Direct Deposit Program,
             6.05%, 3/01/20 .................................................................            800,000            828,960
             Refunding, 6.05%, 3/01/20 ......................................................            300,000            306,828
       Jackson County Consolidated School District No. 2 GO, Missouri Direct Deposit Program,
          5.20%, 3/01/20 ....................................................................          2,000,000          2,123,320
       Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and
          Improvement, Series A, 5.00%, 3/01/29 .............................................          6,215,000          6,412,948
       Jackson County Reorganized School District No. 7 Lee's Summit GO, Missouri Direct
          Deposit Program, Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ...........          5,700,000          6,167,001
       Jackson County Special Obligation Revenue,
             Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/28 .................          2,500,000          2,528,050
             Harry S. Truman Sports Complex, AMBAC Insured, 5.00%, 12/01/29 .................         26,925,000         27,277,448
             MBIA Insured, 5.00%, 12/01/27 ..................................................          3,105,000          3,157,692
       Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
          3/01/20 ...........................................................................          1,025,000          1,061,726
       Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
          AMBAC Insured, 5.00%, 12/01/26 ....................................................          4,500,000          4,549,005
       Jefferson County Consolidated School District No. 006 Lease Participation COP, FSA
          Insured, 5.00%, 3/01/25 ...........................................................          1,050,000          1,107,761
       Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
             5.50%, 2/15/29 .................................................................          2,000,000          1,702,520
             5.75%, 2/15/35 .................................................................          2,500,000          2,126,825


                    128 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Kansas City IDAR, Kansas City Missouri IDA, AMBAC Insured,
             5.00%, 12/01/24 ................................................................   $      4,470,000   $      4,648,711
             4.50%, 12/01/32 ................................................................         10,000,000          9,004,000
             5.00%, 12/01/32 ................................................................         15,000,000         14,735,400
       Kansas City Sanitation Sewer System Revenue, Series A, 5.25%, 1/01/34 ................          4,000,000          4,118,160
       Kansas City Special Obligation Revenue, Arena Project, Refunding and Improvement,
          Series C, 5.125%, 4/01/38 .........................................................         10,000,000          9,432,500
       Kansas City Special Obligation Tax Allocation, East Village Project, Series B,
          Assured Guaranty, 5.00%, 4/15/31 ..................................................          4,760,000          4,827,830
       Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
          Center Project, MBIA Insured, 5.00%, 7/01/27 ......................................          1,730,000          1,770,396
       Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32 ......         11,725,000         12,114,504
       Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%,
             12/01/14 .......................................................................            750,000            697,433
             12/01/26 .......................................................................            800,000            619,072
       Lee's Summit IDAR, John Knox Village Project, Pre-Refunded, 5.70%, 8/15/22 ...........          1,500,000          1,713,945
       Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 ........          1,995,000          2,062,690
       Lincoln University Auxiliary System Revenue, Assured Guaranty, 5.125%, 6/01/37 .......          1,500,000          1,523,085
       Metropolitan St. Louis Sewer District Wastewater System Revenue,
             Series A, 5.75%, 5/01/38 .......................................................          2,000,000          2,141,420
             Series A, MBIA Insured, 5.00%, 5/01/34 .........................................         24,730,000         25,050,995
             Series C, MBIA Insured, 5.00%, 5/01/36 .........................................         22,740,000         23,155,460
       Missouri Development Finance Board Cultural Facilities Revenue,
             Nelson Gallery Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .............          9,500,000          9,631,005
             Series B, 5.00%, 6/01/37 .......................................................         28,435,000         28,789,869
       Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
             Iatan 2 Project, Series A, 6.00%, 1/01/39 ......................................         10,000,000         10,159,500
             Plum Point Project, MBIA Insured, 5.00%, 1/01/28 ...............................          5,235,000          4,666,531
             Plum Point Project, MBIA Insured, 5.00%, 1/01/34 ...............................         34,945,000         29,574,303
             Series A, AMBAC Insured, 5.00%, 1/01/32 ........................................         10,000,000          9,506,300
       Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured,
          5.50%, 4/01/23 ....................................................................          1,200,000          1,249,656
       Missouri State Board of Public Buildings State Office Building, Special Obligation,
          Series A, 5.125%, 5/01/26 .........................................................          3,960,000          4,035,200
       Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
          Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 4/01/22 .......         10,000,000         10,439,100
       Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
          St. Louis Project, Series A, 5.40%, 9/01/18 .......................................          7,420,000          7,444,857
       Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and
          Gamble Paper Product, 5.20%, 3/15/29 ..............................................          3,000,000          2,923,800
       Missouri State Environmental Improvement and Energy Resources Authority PCR, National
          Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ..........          2,100,000          2,099,895
       Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
          State Revolving Fund,
             Series A, 7.00%, 10/01/10 ......................................................            270,000            270,046
             Series A, 6.55%, 7/01/14 .......................................................            815,000            814,951
             Series A, 5.75%, 1/01/16 .......................................................            150,000            150,017
             Series B, 7.125%, 12/01/10 .....................................................            120,000            120,031
             Series B, 5.80%, 1/01/15 .......................................................            125,000            125,014


                    Quarterly Statements of Investments | 129

Franklin Tax-Free Trust

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
          State Revolving Fund, (continued)
             Series B, 6.05%, 7/01/16 .......................................................   $        485,000   $        485,039
             Series B, 7.20%, 7/01/16 .......................................................            805,000            805,056
             Series B, 5.50%, 7/01/21 .......................................................            710,000            730,377
             Series B, Pre-Refunded, 5.50%, 7/01/21 .........................................            730,000            775,720
       Missouri State Environmental Improvement and Energy Resources Authority Water
          Pollution Control and Drinking Water Revenue, State Revolving Funds Programs,
             Series A, 5.75%, 1/01/29 .......................................................          2,500,000          2,811,300
       Missouri State GO,
             State Water Pollution Control, Series A, 5.00%, 6/01/26 ........................          3,785,000          3,864,863
             Stormwater Control, Series A, 5.00%, 6/01/26 ...................................          1,895,000          1,934,985
       Missouri State HDC, MFHR, FHA Insured, 8.50%, 12/01/29 ...............................             40,000             40,000
       Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue,
             Maryville University of St. Louis Project, Pre-Refunded, 6.50%, 6/15/22 ........          1,750,000          1,849,995
             Maryville University of St. Louis Project, Pre-Refunded, 6.75%, 6/15/30 ........          4,500,000          4,768,695
             Washington University, Refunding, Series B, 5.00%, 3/01/30 .....................         14,000,000         14,138,600
             Washington University, Series A, 5.00%, 11/15/37 ...............................          9,150,000          9,210,115
             Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ..................         13,550,000         14,240,101
             Webster University, MBIA Insured, 5.30%, 4/01/27 ...............................          8,000,000          7,516,480
       Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
             Coxhealth, 5.50%, 11/15/39 .....................................................         14,325,000         13,654,590
             Freeman Health Systems Project, 5.25%, 2/15/28 .................................          2,750,000          2,297,295
             Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%,
                8/15/21 .....................................................................          4,585,000          4,470,146
             Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%,
                8/15/28 .....................................................................          4,900,000          4,499,474
             Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ............................            180,000            180,536
             Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 .................            330,000            330,023
             Lake Regional Health Systems Project, 5.60%, 2/15/25 ...........................          1,250,000          1,126,538
             Lake Regional Health Systems Project, 5.70%, 2/15/34 ...........................          2,750,000          2,332,303
             St. Luke's Episcopal, 5.00%, 12/01/34 ..........................................          7,500,000          6,149,400
             St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ......          8,500,000          7,773,165
             St. Luke's Health System, Series B, 5.50%, 11/15/35 ............................          6,725,000          6,868,915
       Missouri State Health and Educational Facilities Authority Revenue,
             Educational Facilities, Washington University, Series A, 5.00%, 2/15/33 ........         15,125,000         15,368,815
             Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
                2/01/22 .....................................................................          2,900,000          2,467,552
             Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%,
                2/01/27 .....................................................................          2,700,000          2,133,324
             Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25 ...          1,500,000          1,202,535
             Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35 ..          4,655,000          3,530,678
             SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ...         16,385,000         17,852,277
             St. Luke's Health System, Series A, FSA Insured, 5.50%, 11/15/35 ...............         10,000,000         10,214,000
             The Washington University, Series A, 5.375%, 3/15/39 ...........................         16,075,000         16,930,029
       Missouri State Highways and Transit Commission State Road Revenue, First Lien,
          Series B, 5.00%, 5/01/24 ..........................................................         11,005,000         11,863,060
       Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
             Series A-1, GNMA Secured, 4.75%, 9/01/32 .......................................          2,300,000          1,956,725
             Series B, GNMA Secured, 6.45%, 9/01/27 .........................................            165,000            165,155
             Series C-1, GNMA Secured, 5.90%, 9/01/25 .......................................            880,000            879,331
             Series C-1, GNMA Secured, 5.95%, 3/01/28 .......................................            625,000            628,650


                    130 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 ............   $      1,920,000   $      1,975,814
       North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
             5.00%, 11/15/20 ................................................................          1,000,000          1,026,420
             5.00%, 11/15/21 ................................................................          1,000,000          1,025,200
             5.00%, 11/15/22 ................................................................          1,000,000          1,020,340
             5.00%, 11/15/28 ................................................................          1,965,000          1,943,267
             5.125%, 11/15/33 ...............................................................          2,755,000          2,634,744
       Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural
          Education, Assured Guaranty, 5.00%, 3/01/27 .......................................          6,690,000          6,972,853
       Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%,
          8/20/39 ...........................................................................          1,600,000          1,614,640
       Riverside IDA, IDR, Riverside Horizons Project, Series A, ACA Insured, 5.00%,
             5/01/20 ........................................................................          1,500,000          1,363,155
             5/01/27 ........................................................................          2,000,000          1,657,940
       Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue,
          L-385 Project, Refunding, Radian Insured, 5.00%, 3/01/27 ..........................          5,000,000          4,006,550
       Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
             5.625%, 8/15/18 ................................................................          3,000,000          2,626,950
             5.70%, 8/15/28 .................................................................          5,250,000          3,901,380
       Springfield Public Building Corp. Leasehold Revenue,
             Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 .....................          2,600,000          2,724,930
             Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36 ...........          5,000,000          4,834,250
             Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%,
                6/01/21 .....................................................................          3,230,000          3,319,503
             Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%,
                6/01/25 .....................................................................          3,645,000          3,732,480
       Springfield Public Utility Revenue, FGIC Insured, 4.75%, 8/01/34 .....................          5,000,000          5,045,000
       Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
             5.85%, 3/01/20 .................................................................          1,500,000          1,552,080
             FSA Insured, 5.00%, 3/01/26 ....................................................          5,000,000          5,280,600
       St. Charles County Public Water Supply District No. 2, COP, Missouri Project,
          Series A, MBIA Insured, 5.25%, 12/01/28 ...........................................          1,000,000            980,870
       St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%,
          4/01/27 ...........................................................................          1,330,000          1,335,041
       St. Louis Airport Revenue,
             Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%,
                7/01/31 .....................................................................         18,835,000         20,460,649
             Lambert, Refunding, Series B, FSA Insured, 5.00%, 7/01/25 ......................          9,420,000          8,628,343
             Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%,
                7/01/29 .....................................................................          8,320,000          7,821,133
       St. Louis County IDA, MFHR,
             Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 .......................          1,095,000          1,094,912
             South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 .....          1,250,000          1,253,450
       St. Louis County IDA Health Facilities Revenue, Mary Queen Healthcare, GNMA
          Secured, 5.375%, 9/20/31 ..........................................................          3,310,000          2,651,012
       St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 .............          1,500,000          1,135,920
       St. Louis Municipal Finance Corp. Leasehold Revenue,
             Carnahan Courthouse, Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/15/27 .....          4,750,000          5,213,125
             City Justice Center, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 2/15/20 .....          1,000,000          1,048,120
       St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
          AMBAC Insured, 5.00%,
             2/15/32 ........................................................................          8,075,000          7,098,329
             2/15/37 ........................................................................          7,800,000          6,645,990


                    Quarterly Statements of Investments | 131

Franklin Tax-Free Trust

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       MISSOURI (CONTINUED)
       Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
             5.30%, 5/15/18 .................................................................   $      3,000,000   $      2,745,120
             5.40%, 5/15/28 .................................................................          1,500,000          1,250,160
       Taney County Reorganized School District GO, No. R-V Hollister, FSA Insured,
          Pre-Refunded, 5.00%, 3/01/20 ......................................................          1,300,000          1,460,498
       University of Missouri Revenues, System Facilities, Refunding, Series B, 5.00%,
          11/01/27 ..........................................................................          7,865,000          8,027,491
       West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
             5.50%, 11/15/12 ................................................................            810,000            788,446
             5.60%, 11/15/17 ................................................................          1,700,000          1,507,254
             5.65%, 11/15/22 ................................................................          1,500,000          1,226,625
                                                                                                                   ----------------
                                                                                                                        729,948,163
                                                                                                                   ----------------
       U.S. TERRITORIES 10.0%
       PUERTO RICO 9.4%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
          7/01/26 ...........................................................................          2,785,000          2,945,360
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
             5.375%, 7/01/28 ................................................................          1,975,000          1,813,287
             5.125%, 7/01/31 ................................................................          5,000,000          4,367,450
             Pre-Refunded, 5.375%, 7/01/28 ..................................................          1,025,000          1,119,423
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, Pre-Refunded, 5.50%, 7/01/36 ............................................          9,500,000         11,488,825
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
             Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ..............................          4,970,000          4,260,383
             Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................          2,500,000          2,771,950
       Puerto Rico Electric Power Authority Power Revenue,
             Refunding, Series UU, FSA Insured, 5.00%, 7/01/24 ..............................          3,085,000          3,090,985
             Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................         10,000,000         11,274,200
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Industrial Revenue, Guaynabo Municipal Government,
          5.625%, 7/01/22 ...................................................................          2,500,000          2,499,800
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
             Refunding, Series D, 5.375%, 7/01/33 ...........................................          2,150,000          1,922,767
             Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................          5,885,000          6,487,918
             Series I, 5.00%, 7/01/36 .......................................................         14,450,000         12,088,437
             Series I, Pre-Refunded, 5.375%, 7/01/34 ........................................         10,000,000         11,424,300
                                                                                                                   ----------------
                                                                                                                         77,555,085
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.6%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A,
             5.40%, 10/01/12 ................................................................          2,500,000          2,514,000
             5.50%, 10/01/22 ................................................................          2,500,000          2,410,600
                                                                                                                   ----------------
                                                                                                                          4,924,600
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            82,479,685
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $825,156,628) ..............                           812,427,848
                                                                                                                   ----------------


                    132 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       SHORT TERM INVESTMENTS 1.8%
       MUNICIPAL BONDS 1.8%
       MISSOURI 1.8%
   (a) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
          Foundation, Refunding, Series A, Daily VRDN and Put, 0.25%, 12/01/37 ..............   $      2,900,000   $      2,900,000
   (a) Missouri State Health and Educational Facilities Authority Educational Facilities
          Revenue, St. Louis University, Refunding, Series B-1, Daily VRDN and Put,
          0.17%, 10/01/35 ...................................................................          3,100,000          3,100,000
   (a) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
          Sisters Mercy Health, Refunding, Series A, Daily VRDN and Put, 0.25%, 6/01/16 .....          4,275,000          4,275,000
   (a) North Kansas City Hospital Revenue, North Kansas City Hospital, Refunding, Daily VRDN
          and Put, 0.25%, 11/01/33 ..........................................................          5,000,000          5,000,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $15,275,000) ......................................                            15,275,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $840,431,628) 100.0% .........................................                           827,702,848
       OTHER ASSETS, LESS LIABILITIES 0.0%(b) ...............................................                               242,134
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    827,944,982
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 133

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS 99.5%
       DELAWARE 1.0%
       Delaware River and Bay Authority Revenue,
             MBIA Insured, 5.00%, 1/01/27 ...................................................   $     10,000,000   $     10,140,100
             Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ..........................          4,000,000          4,160,160
                                                                                                                         14,300,260
       NEW JERSEY 72.7%
       Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
          MBIA Insured, ETM, 7.40%, 7/01/16 .................................................          9,500,000         11,536,610
       Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
          of Education Project, 5.00%, 4/01/32 ..............................................          3,400,000          3,500,130
       Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31 ..          3,000,000          3,082,350
       Berhards Township School District GO, MBIA Insured,
             5.00%, 7/15/30 .................................................................          1,680,000          1,728,014
             Pre-Refunded, 5.00%, 7/15/30 ...................................................          8,358,000          9,674,719
       Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 .................          1,975,000          2,022,143
       Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding,
          Series A, MBIA Insured, 6.80%, 3/01/21 ............................................          5,400,000          6,387,174
       Carteret Board of Education COP, MBIA Insured, Pre-Refunded, 5.75%, 1/15/30 ..........          1,155,000          1,203,949
       Egg Harbor Township School District GO,
             FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 ....................................          4,870,000          5,343,851
             MBIA Insured, Pre-Refunded, 5.00%, 4/01/29 .....................................          3,195,000          3,685,496
             MBIA Insured, Pre-Refunded, 5.00%, 4/01/30 .....................................          3,027,000          3,491,705
       Freehold Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%, 2/15/30 ..          1,500,000          1,602,450
       Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
          Management Inc. Project, Mandatory Put 12/01/09, Refunding,
             Series A, 6.85%, 12/01/29 ......................................................          1,375,000          1,389,204
             Series B, 7.00%, 12/01/29 ......................................................          1,250,000          1,257,738
       Hammonton School District GO, FGIC Insured, Pre-Refunded, 5.00%,
             8/01/26 ........................................................................          1,155,000          1,266,388
             8/01/27 ........................................................................          1,215,000          1,332,175
       Higher Education Student Assistance Authority Student Loan Revenue, Series A,
          MBIA Insured, 6.15%, 6/01/19 ......................................................          1,150,000          1,153,404
       Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ..................          4,315,000          4,419,768
       Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
          5/01/27 ...........................................................................          3,600,000          3,967,272
       Hudson County Improvement Authority Lease Revenue, County Secured, County Services
          Building Project, FSA Insured, 5.00%, 4/01/32 .....................................          3,895,000          3,991,051
       Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison
          Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%,
          1/01/34 ...........................................................................          2,000,000          2,030,940
       Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
          Series A, 6.125%, 1/01/29 .........................................................          6,510,000          5,209,042
       Jersey City GO, Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 .................          1,000,000          1,047,760
       Lafayette Yard Community Development Corp. Revenue, Hotel/Conference Center Project,
          Trenton Guaranteed, MBIA Insured, Pre-Refunded,
             6.00%, 4/01/29 .................................................................          1,750,000          1,847,125
             5.80%, 4/01/35 .................................................................          2,520,000          2,655,702
       Middlesex County COP, MBIA Insured,
             5.00%, 8/01/31 .................................................................          3,250,000          3,280,908
             zero cpn., 6/15/24 .............................................................          1,000,000            480,870


                    134 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional
          Educational Services Commission, 5.25%, 12/15/33 ..................................   $      3,000,000   $      3,149,070
       Middlesex County Improvement Authority Revenue, Administration Building Residential
          Project, FNMA Insured,
             5.25%, 7/01/21 .................................................................            750,000            759,233
             5.35%, 7/01/34 .................................................................          1,575,000          1,491,793
       Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
          Pre-Refunded, 5.00%, 2/01/26 ......................................................          1,000,000          1,066,750
       Morristown Parking Authority Parking Revenue, MBIA Insured, 5.00%,
             8/01/30 ........................................................................          1,815,000          1,853,914
             8/01/33 ........................................................................          2,630,000          2,665,005
       Mount Olive Township Board of Education GO, MBIA Insured, Pre-Refunded, 5.00%,
          7/15/29 ...........................................................................          7,875,000          9,047,351
       New Jersey EDA Lease Revenue, International Center for Public Health Project,
          University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ...............          5,000,000          4,681,150
       New Jersey EDA Revenue,
             Cigarette Tax, 5.50%, 6/15/24 ..................................................          5,000,000          4,132,400
             Cigarette Tax, 5.75%, 6/15/34 ..................................................          5,000,000          3,861,850
             Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
                1/01/16 .....................................................................          2,500,000          2,512,125
             Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ...........          5,110,000          5,129,469
             Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/27 ........          5,000,000          4,912,250
             Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ........         12,500,000         12,159,875
             Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 ........         10,000,000          9,957,100
             Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ..............         21,740,000         21,746,087
             School Facilities Construction, Refunding, Series K, FGIC Insured, 5.25%,
                12/15/21 ....................................................................         10,000,000         10,762,000
             School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 .........         16,500,000         16,481,355
             School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ..........         10,500,000         10,499,160
             School Facilities Construction, Series O, 5.125%, 3/01/28 ......................          5,000,000          5,057,850
             School Facilities Construction, Series P, 5.00%, 9/01/30 .......................          4,250,000          4,249,660
             School Facilities Construction, Series P, MBIA Insured, 5.00%, 9/01/30 .........          5,480,000          5,479,562
             School Facilities Construction, Series U, 5.00%, 9/01/37 .......................          5,000,000          4,939,950
             School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37 ........          5,000,000          4,962,200
             School Facilities Construction, Series U, FSA Insured, 5.00%, 9/01/32 ..........          2,000,000          1,999,840
             School Facilities Construction, Series Y, 5.00%, 9/01/33 .......................          6,000,000          5,875,680
             School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34 ....          3,000,000          3,131,100
       New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
          AMBAC Insured, 5.75%, 3/15/20 .....................................................          4,605,000          4,604,447
       New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
          Series A, MBIA Insured, 5.80%, 3/01/24 ............................................          1,000,000            987,230
       New Jersey Health Care Facilities Financing Authority Revenue,
             Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25 .....................          2,170,000          2,447,760
             Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ........................          2,830,000          2,841,688
             Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27 ................          8,000,000          7,238,560
             Atlanticare Regional Medical Center, 5.00%, 7/01/25 ............................          4,605,000          4,265,519
             Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37 .................         19,490,000         16,972,087
             Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 ..............................          5,725,000          5,405,946
             Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ...............................          9,275,000          9,279,730


                    Quarterly Statements of Investments | 135

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey Health Care Facilities Financing Authority Revenue, (continued)
          Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ..............................   $      1,980,000   $      2,108,324
          Hackensack University Medical Center, 6.00%, 1/01/34 ..............................         10,000,000          9,495,400
          Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%,
             1/01/31 ........................................................................          5,000,000          5,075,650
          Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%,
             1/01/36 ........................................................................          5,000,000          5,027,200
          Holy Name Hospital, 5.00%, 7/01/36 ................................................          5,000,000          3,792,850
          Hunterdon Medical Center, Series A, 5.125%, 7/01/35 ...............................          2,000,000          1,601,240
          Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 .........................          5,000,000          4,879,150
          JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ..............          7,855,000          6,049,214
          Meridian Health System Obligated Group Issue, FSA Insured, 5.25%, 7/01/29 .........         20,000,000         19,827,600
          Meridian Health System Obligated Group Issue, Refunding, FSA Insured, 5.375%,
             7/01/24 ........................................................................          6,500,000          6,541,275
          Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%,
             7/01/38 ........................................................................         10,000,000          9,789,500
          Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%,
             7/01/38 ........................................................................         10,000,000          9,789,500
          Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ...........................          5,000,000          5,013,150
          Somerset Medical Center, 5.75%, 7/01/28 ...........................................         11,000,000          7,070,580
          South Jersey Hospital, 5.00%, 7/01/36 .............................................         10,000,000          8,669,100
          South Jersey Hospital, 5.00%, 7/01/46 .............................................         27,200,000         22,515,072
          South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21 ..............................         10,000,000         11,317,400
          South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32 ...............................         18,600,000         21,120,114
          Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 .......................          2,000,000          1,937,460
          St. Barnabas Health Care System, Series A, 5.00%, 7/01/29 .........................         12,000,000          9,508,440
          St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/26 .............................          3,355,000          3,236,703
          St. Mary's Hospital Passaic, Series 1, 5.00%, 3/01/27 .............................          3,345,000          3,140,052
          St. Peter's University Hospital, Refunding, Series A, 6.875%, 7/01/30 .............          1,500,000          1,450,560
          State Contract Hospital Asset Transitions Program, Series A, 5.25%, 10/01/38 ......         15,000,000         15,020,850
          Virtua Health, Assured Guaranty, 5.50%, 7/01/38 ...................................         10,000,000          9,842,700
       New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29 .............          1,000,000          1,008,520
       New Jersey State Educational Facilities Authority Revenue,
          College of New Jersey, Refunding, Series D, FSA Insured, 5.00%, 7/01/28 ...........          5,940,000          6,159,127
          College of New Jersey, Refunding, Series D, FSA Insured, 5.00%, 7/01/35 ...........         11,000,000         11,167,970
          FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ........................................          6,615,000          6,971,549
          Kean University, Series B, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 .............          5,240,000          6,110,731
          Kean University, Series D, FGIC Insured, 5.00%, 7/01/39 ...........................         15,395,000         15,228,888
          Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33 .............         10,000,000         11,235,800
          Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31 ....         16,000,000         15,664,320
          Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36 ....         20,000,000         19,506,600
          Montclair State University, Series J, 5.25%, 7/01/38 ..............................          2,000,000          1,985,160
          Princeton University, Refunding, Series A, 5.00%, 7/01/30 .........................          5,000,000          5,182,600
          Princeton University, Refunding, Series E, 5.00%, 7/01/33 .........................          5,000,000          5,198,500
          Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29 ......................          1,000,000          1,147,800
          Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
             7/01/25 ........................................................................          1,000,000          1,077,950
          Ramapo College of New Jersey, Series D, AMBAC Insured, Pre-Refunded, 5.00%,
             7/01/31 ........................................................................          1,500,000          1,616,925
          Ramapo College of New Jersey, Series D, MBIA Insured, Pre-Refunded, 5.00%,
             7/01/36 ........................................................................          6,745,000          7,794,657


                    136 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey State Educational Facilities Authority Revenue, (continued)
             Ramapo College of New Jersey, Series E, FGIC Insured, Pre-Refunded, 5.00%,
                7/01/34 .....................................................................   $      2,000,000   $      2,280,000
             Refunding, Series D, 5.00%, 7/01/27 ............................................          1,325,000          1,173,261
             Refunding, Series D, 5.00%, 7/01/33 ............................................          1,000,000            856,450
             Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38 .................          5,000,000          5,091,450
             Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ...          2,370,000          2,399,625
             Rowan University, Refunding, Series C, FGIC Insured, 5.00%, 7/01/31 ............          1,505,000          1,521,179
             Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ...........          1,755,000          1,854,631
             Rowan University, Series C, FGIC Insured, Pre-Refunded, 5.00%, 7/01/31 .........            495,000            540,570
             Rowan University, Series K, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27 .........          1,000,000          1,107,110
             Seton Hall University, Refunding, Series E, 6.25%, 7/01/37 .....................          5,000,000          5,286,900
             Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 .........          1,870,000          1,903,510
             Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34 ...........          4,750,000          4,050,610
             Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18 ...........            590,000            566,671
             Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28 ...........            865,000            758,544
             Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18 .................            510,000            514,080
             Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28 .................            710,000            714,225
             University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 .....          2,700,000          2,762,964
             William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38 ........          5,500,000          5,555,770
       New Jersey State Higher Education Assistance Authority Student Loan Revenue, Series A,
          Assured Guaranty, 6.125%, 6/01/30 .................................................         10,000,000          9,984,700
       New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
          1/01/10 ...........................................................................          2,440,000          2,521,154
       New Jersey State Housing and Mortgage Finance Agency MFHR,
             Series A1, FSA Insured, 6.35%, 11/01/31 ........................................          2,000,000          2,008,260
             Series B, FSA Insured, 6.25%, 11/01/26 .........................................            970,000            977,595
             Series D, FSA Insured, 5.50%, 5/01/22 ..........................................            745,000            753,873
             Series E1, FSA Insured, 5.70%, 5/01/20 .........................................          2,595,000          2,631,434
             Series E1, FSA Insured, 5.75%, 5/01/25 .........................................          1,165,000          1,176,871
             Series I, 5.75%, 11/01/38 ......................................................          4,030,000          4,032,539
       New Jersey State Housing and Mortgage Finance Agency Revenue,
             Home Buyer, Series CC, MBIA Insured, 5.875%, 10/01/31 ..........................          1,020,000          1,020,969
             Home Buyer, Series U, MBIA Insured, 5.85%, 4/01/29 .............................          3,050,000          3,052,013
             Series AA, 6.50%, 10/01/38 .....................................................          9,000,000          9,689,850
       New Jersey State Transportation Corp. COP, Federal Transportation Administration
          Grants, Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 ....................          2,000,000          2,032,080
       New Jersey State Transportation Trust Fund Authority Revenue,
             Capital Appreciation, Transportation System, Series C, FSA Insured,
                zero cpn., 12/15/33 .........................................................         10,000,000          2,155,600
             Transportation System, Series A, 6.00%, 12/15/38 ...............................         25,000,000         26,916,250
             Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34 ................         10,000,000          9,956,900
   (a)       Transportation System, Series A, zero cpn., 12/15/32 ...........................         10,000,000          2,281,000
             Transportation System, Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...         10,000,000         10,990,200
       New Jersey State Turnpike Authority Turnpike Revenue,
             Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
                5.15% thereafter, 1/01/35 ...................................................          7,500,000          5,335,350
             Series A, AMBAC Insured, 5.00%, 1/01/30 ........................................         13,500,000         13,618,260
             Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ...........................          7,500,000          7,721,250
             Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ...........................         16,300,000         16,771,559


                    Quarterly Statements of Investments | 137

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW JERSEY (CONTINUED)
       New Jersey State Turnpike Authority Turnpike Revenue, (continued)
             Series C, FSA Insured, 5.00%, 1/01/35 ..........................................   $      5,175,000   $      5,184,781
   (a)       Series E, 5.25%, 1/01/40 .......................................................         19,210,000         19,468,951
       Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
          Pre-Refunded,
             5.00%, 1/01/26 .................................................................          3,245,000          3,671,815
             5.50%, 1/01/27 .................................................................          3,240,000          3,736,724
             5.50%, 1/01/28 .................................................................          2,000,000          2,306,620
             5.00%, 1/01/34 .................................................................         25,000,000         28,288,250
             5.00%, 1/01/37 .................................................................          3,965,000          4,486,516
       North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
             8/01/22 ........................................................................          1,000,000          1,025,250
             8/01/31 ........................................................................          1,000,000          1,002,370
       Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
             4/01/21 ........................................................................          2,155,000          2,313,155
             4/01/22 ........................................................................          2,142,000          2,299,201
       Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
          Project, Series A, FSA Insured, 5.00%, 4/15/35 ....................................          1,375,000          1,393,755
       Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC
          Insured, 5.75%, 12/01/22 ..........................................................          8,925,000          9,121,796
       Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ..........................          1,000,000          1,010,550
       Rutgers State University Revenue, Series F, 5.00%, 5/01/39 ...........................         27,520,000         28,079,482
       Salem County Improvement Authority Revenue, City Guaranteed, Finlaw State Office
          Building, FSA Insured, 5.25%, 8/15/38 .............................................          1,625,000          1,637,789
       South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
          5.00%, 11/01/29 ...................................................................         12,000,000         12,080,640
       Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
          Capital Appreciation, Series B, FSA Insured, zero cpn.,
             12/01/35 .......................................................................          2,815,000            626,901
             12/01/36 .......................................................................          2,810,000            586,559
             12/01/37 .......................................................................          2,815,000            555,062
             12/01/38 .......................................................................          2,810,000            518,923
       Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37 ..........         13,000,000         14,755,910
       Union County Utilities Authority Solid Waste Revenue, Sub Lease, Ogden Martin,
          Refunding, Series A, AMBAC Insured, 5.35%, 6/01/23 ................................          2,345,000          2,286,422
       University of Medicine and Dentistry COP,
             AMBAC Insured, 5.00%, 4/15/32 ..................................................          4,625,000          3,790,326
             MBIA Insured, 5.00%, 6/15/29 ...................................................          2,090,000          1,753,886
             MBIA Insured, 5.00%, 6/15/36 ...................................................         18,000,000         14,447,520
             Series A, MBIA Insured, 5.00%, 9/01/22 .........................................          1,700,000          1,682,031
       University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
             12/01/24 .......................................................................          2,500,000          2,229,175
             12/01/31 .......................................................................         29,395,000         24,160,338
       Upper Freehold Regional School District GO, MBIA Insured, Pre-Refunded, 5.00%,
          2/15/35 ...........................................................................          8,730,000         10,196,465
       West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
          10/01/29 ..........................................................................          2,000,000          2,053,480
       Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 .................................          1,220,000          1,250,451
                                                                                                                   ----------------
                                                                                                                      1,008,637,216
                                                                                                                   ----------------


                    138 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NEW YORK 5.3%
       Port Authority of New York and New Jersey Revenue, Consolidated,
             One Hundred Forty-eighth Series, FSA Insured, 5.00%, 8/15/34 ...................   $     10,000,000   $     10,160,700
             One Hundred Forty-eighth Series, FSA Insured, 5.00%, 8/15/37 ...................          5,000,000          5,066,800
             One Hundred Forty-fourth Series, 5.00%, 10/01/29 ...............................          5,000,000          5,148,000
             One Hundred Forty-ninth Series, 5.00%, 11/15/31 ................................         10,000,000         10,228,000
             One Hundred Twenty-fifth Series, FSA Insured, 5.00%, 4/15/32 ...................         23,950,000         24,424,929
             Refunding, One Hundred Fifty-third Series, 5.00%, 7/15/38 ......................          5,000,000          5,043,450
             Refunding, One Hundred Forty-second Series, 5.00%, 7/15/30 .....................          5,940,000          6,073,947
       Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
          International Air Terminal, MBIA Insured, 5.75%, 12/01/22 .........................          8,000,000          6,968,480
                                                                                                                   ----------------
                                                                                                                         73,114,306
                                                                                                                   ----------------
       PENNSYLVANIA 1.7%
       Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, MBIA Insured,
          5.00%, 7/01/35 ....................................................................          5,000,000          5,013,000
       Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5.75%,
             1/01/22 ........................................................................          8,500,000          8,606,250
             1/01/26 ........................................................................         10,000,000         10,101,500
                                                                                                                   ----------------
                                                                                                                         23,720,750
                                                                                                                   ----------------
       U.S. TERRITORIES 18.8%
       PUERTO RICO 18.0%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/44 ....................................................................          4,100,000          4,011,686
       Puerto Rico Commonwealth GO, Public Improvement,
             FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................         13,655,000         14,842,848
             Refunding, FSA Insured, 5.125%, 7/01/30 ........................................          8,350,000          8,062,676
             Series A, 5.00%, 7/01/29 .......................................................         10,000,000          8,715,000
             Series B, 5.00%, 7/01/35 .......................................................          1,825,000          1,547,710
             Series B, Pre-Refunded, 5.00%, 7/01/35 .........................................          3,175,000          3,736,467
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Refunding, Series CC, FSA Insured, 5.25%, 7/01/34 .................................          5,000,000          4,938,000
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
             Refunding, Series N, MBIA Insured, 5.25%, 7/01/32 ..............................         10,000,000          8,841,800
             Series B, Pre-Refunded, 6.00%, 7/01/39 .........................................         10,000,000         10,647,000
             Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................          5,000,000          5,543,900
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation,
          Series A, Pre-Refunded, 5.50%, 10/01/32 ...........................................          1,000,000          1,044,140
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          5.00%, 7/01/37 ....................................................................          8,000,000          6,628,720
       Puerto Rico Electric Power Authority Power Revenue,
             Series II, Pre-Refunded, 5.25%, 7/01/31 ........................................         13,000,000         14,656,460
             Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................         46,440,000         54,143,932
             Series TT, 5.00%, 7/01/32 ......................................................         22,000,000         20,233,840
             Series TT, 5.00%, 7/01/37 ......................................................         17,925,000         16,090,197
             Series WW, 5.50%, 7/01/38 ......................................................         16,620,000         16,172,756
       Puerto Rico Industrial Tourist Educational Medical and Environmental Control
          Facilities Financing Authority Educational Facilities Revenue, University Plaza
             Project, Series A, MBIA Insured, 5.00%, 7/01/33 ................................          1,000,000            851,290


                    Quarterly Statements of Investments | 139

Franklin Tax-Free Trust

       FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT         VALUE
       ----------------------------------------                                                 ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
             Refunding, Series D, 5.375%, 7/01/33 ...........................................   $      6,830,000   $      6,108,137
             Refunding, Series N, 5.00%, 7/01/32 ............................................         20,000,000         17,031,400
             Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................         18,170,000         20,031,516
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
          MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ........................................          5,000,000          5,382,900
                                                                                                                   ----------------
                                                                                                                        249,262,375
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.8%
       Virgin Islands PFAR,
             Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 ................          5,000,000          4,216,050
             Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
                5.50%, 10/01/15 .............................................................          2,500,000          2,439,325
             Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
                5.50%, 10/01/18 .............................................................          3,045,000          2,988,211
             Virgin Islands Matching Fund Loan Notes, senior lien, Refunding, Series A,
                5.50%, 10/01/22 .............................................................          2,000,000          1,928,480
                                                                                                                   ----------------
                                                                                                                         11,572,066
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                           260,834,441
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,389,532,890) .............................................................                         1,380,606,973
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 1.5%
       MUNICIPAL BONDS 1.5%
       NEW JERSEY 1.3%
   (b) New Jersey EDA Natural Gas Facilities Revenue, NUI Corp., Series A, Daily VRDN and
          Put, 0.06%, 6/01/26 ...............................................................          8,500,000          8,500,000
   (b) New Jersey EDA School Revenue, School Facilities Construction, Series R,
             Sub Series R-1, Daily VRDN and Put, 0.15%, 9/01/31 .............................          8,500,000          8,500,000
             Sub Series R-3, Daily VRDN and Put, 0.17%, 9/01/31 .............................            900,000            900,000
                                                                                                                   ----------------
                                                                                                                         17,900,000
                                                                                                                   ----------------
       NEW YORK 0.2%
   (b) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
          Structure Obligations, Refunding, Series 3, Daily VRDN and Put, 0.15%, 6/01/20 ....          3,500,000          3,500,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $21,400,000) ......................................                            21,400,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,410,932,890) 101.0% .......................................                         1,402,006,973
       OTHER ASSETS, LESS LIABILITIES (1.0)% ................................................                           (13,343,963)
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,388,663,010
                                                                                                                   ================

See Abbreviations on page 183.

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    140 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS 97.6%
       NORTH CAROLINA 85.4%
       Albemarle Hospital Authority Health Care Facilities Revenue, Refunding,
          5.25%, 10/01/38 ...................................................................   $      7,600,000   $      5,882,476
       Appalachian State University Revenue, Refunding, MBIA Insured, 5.00%, 7/15/30 ........          2,000,000          2,014,560
       Asheville Water System Revenue,
             FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ......................................          1,000,000          1,086,640
             MBIA Insured, 5.00%, 8/01/32 ...................................................          2,110,000          2,150,934
       Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
          6/01/26 ...........................................................................          1,000,000          1,057,940
       Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
             4/01/27 ........................................................................          1,500,000          1,548,555
             4/01/28 ........................................................................          1,750,000          1,799,718
       Buncombe County COP, MBIA Insured, 5.00%, 4/01/22 ....................................          1,000,000          1,066,560
       Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
          Pre-Refunded, 5.00%, 7/01/29 ......................................................          4,000,000          4,054,280
       Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%, 8/01/35 ....         16,000,000         16,257,600
       Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33 .....          5,405,000          5,567,096
       Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ..          5,115,000          5,100,473
       Charlotte Airport Revenue,
             Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
             5.00%, 7/01/32 .................................................................         20,680,000         20,455,829
             Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured,
                5.00%, 7/01/36 ..............................................................         13,085,000         12,632,652
             Series A, MBIA Insured, 5.00%, 7/01/29 .........................................          5,000,000          5,037,700
             Series A, MBIA Insured, 5.00%, 7/01/34 .........................................         15,130,000         14,874,606
             Series B, MBIA Insured, 6.00%, 7/01/24 .........................................          4,000,000          3,952,920
             Series B, MBIA Insured, 6.00%, 7/01/28 .........................................          6,300,000          6,111,882
       Charlotte COP,
             Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ....................          7,230,000          7,818,667
             Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .....................          3,000,000          3,040,050
             Refunding, 5.00%, 6/01/33 ......................................................          2,500,000          2,532,525
             Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ...........................          6,000,000          6,037,020
       Charlotte GO, Series C, 5.00%, 7/01/27 ...............................................          2,010,000          2,068,772
       Charlotte Storm Water Fee Revenue,
             5.00%, 6/01/35 .................................................................         10,000,000         10,248,900
             Refunding, 5.00%, 6/01/25 ......................................................          1,000,000          1,040,290
       Charlotte Water and Sewer System Revenue,
             5.125%, 6/01/26 ................................................................          6,000,000          6,189,420
             5.00%, 7/01/38 .................................................................          6,775,000          6,989,225
             Pre-Refunded, 5.25%, 6/01/25 ...................................................          3,950,000          4,178,073
       Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,
             Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/31 ...............          3,865,000          3,882,663
             Carolinas HealthCare System, Series A, FSA Insured, 5.00%, 1/15/23 .............          7,780,000          8,073,851
             Carolinas HealthCare System, Series A, Pre-Refunded, 5.00%, 1/15/31 ............          1,135,000          1,218,014
             Refunding, 5.00%, 1/15/39 ......................................................         15,000,000         15,200,550
       Chatham County COP, AMBAC Insured, 5.00%, 6/01/34 ....................................          5,000,000          4,964,700
       Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
          International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 .............          1,450,000          1,307,755
       Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and
          Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .........................          5,000,000          5,461,750


                    Quarterly Statements of Investments | 141

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems
          Inc., Pre-Refunded, 5.25%, 10/01/29 ...............................................   $      5,250,000   $      5,373,322
       Dare County COP,
             AMBAC Insured, 5.125%, 6/01/21 .................................................            650,000            681,278
             AMBAC Insured, 5.00%, 6/01/23 ..................................................          3,000,000          3,109,800
             AMBAC Insured, 5.00%, 6/01/29 ..................................................          5,295,000          5,332,171
             FGIC Insured, 5.00%, 6/01/23 ...................................................          2,655,000          2,760,828
       Durham County COP, Series A, 5.00%, 6/01/31 ..........................................          4,000,000          4,104,440
       Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ................          1,670,000          1,739,222
       Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ...................................          1,250,000          1,261,988
       Gastonia Combined Utilities System Revenue,
             FSA Insured, 5.00%, 5/01/25 ....................................................          1,000,000          1,019,480
             MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ....................................          1,000,000          1,057,150
       Greensboro Enterprise System Revenue, Series A, Pre-Refunded, 5.125%,
             6/01/21 ........................................................................            390,000            426,001
             6/01/22 ........................................................................            350,000            382,309
       Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ..          1,290,000          1,290,980
       Greenville Utilities Commission Combined Enterprise System Revenue, Refunding,
          Series A, FSA Insured, 5.00%, 11/01/33 ............................................          6,000,000          6,058,080
       Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp.
             Project, 5.45%, 11/01/33 .......................................................          4,000,000          2,752,120
             Refunding, 6.45%, 11/01/29 .....................................................          3,900,000          3,183,297
       Harnett County COP,
             Assured Guaranty, 5.00%, 6/01/28 ...............................................          1,000,000          1,035,000
             Assured Guaranty, 5.00%, 6/01/29 ...............................................            500,000            515,880
             FSA Insured, 5.125%, 12/01/23 ..................................................          1,000,000          1,052,080
       Henderson County COP, Henderson County School Project, AMBAC Insured,
          5.00%, 3/01/21 ....................................................................          1,000,000          1,034,530
       High Point Combined Enterprise System Revenue, FSA Insured, 5.00%,
             11/01/31 .......................................................................         11,000,000         11,139,920
             11/01/33 .......................................................................          5,000,000          5,116,650
       Iredell County COP, Iredell County School Project, FSA Insured,
             5.125%, 6/01/27 ................................................................          4,000,000          4,259,360
             5.00%, 6/01/28 .................................................................          1,000,000          1,048,710
       Johnston Memorial Hospital Authority Mortgage Revenue, FSA Insured, 5.25%, 10/01/36 ..          7,000,000          6,743,940
       Mecklenburg County COP, Series A, 5.00%, 2/01/28 .....................................            350,000            361,351
       Mecklenburg County GO, Public Improvement, Series B, Pre-Refunded, 4.70%, 2/01/20 ....          3,000,000          3,267,540
       Monroe COP, Assured Guaranty, 5.50%,
             3/01/34 ........................................................................          2,425,000          2,477,986
             3/01/39 ........................................................................          1,085,000          1,103,727
       Nash Health Care System Health Care Facilities Revenue, FSA Insured,
          5.00%, 11/01/30 ...................................................................          2,250,000          2,206,418
       New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
          12/01/22 ..........................................................................          5,000,000          5,214,950
   (a) New Hanover County Hospital Revenue, New Hanover, Regional Medical, Refunding,
          Series B, FSA Insured,
             5.00%, 10/01/27 ................................................................          3,500,000          3,450,195
             5.125%, 10/01/31 ...............................................................          8,385,000          8,247,486


                    142 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
             Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...   $      3,000,000   $      2,538,180
             Meredith College, AMBAC Insured, ETM, 4.875%, 6/01/24 ..........................          1,000,000          1,011,840
             Wake Forest University, 5.00%, 1/01/38 .........................................          8,200,000          8,374,988
       North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
             Refunding, Series A, 5.00%, 10/01/41 ...........................................         10,000,000         10,161,900
             Refunding, Series B, 4.75%, 7/01/42 ............................................         10,000,000          9,900,800
             Series A, 5.00%, 10/01/39 ......................................................          3,615,000          3,685,818
             Series A, Pre-Refunded, 5.25%, 7/01/42 .........................................         10,000,000         11,257,800
       North Carolina Eastern Municipal Power Agency Power System Revenue,
             Refunding, Series A, 6.50%, 1/01/18 ............................................          3,000,000          3,483,180
             Refunding, Series A, 5.00%, 1/01/24 ............................................         10,000,000          9,989,300
             Refunding, Series A, 5.75%, 1/01/26 ............................................         10,000,000         10,096,900
             Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21 .............................         11,555,000         11,524,379
             Series C, 6.75%, 1/01/24 .......................................................          3,500,000          3,958,640
             Series D, 6.75%, 1/01/26 .......................................................          5,000,000          5,091,500
       North Carolina HFAR,
             Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33 .........................         10,000,000         10,019,000
             MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ..............          1,015,000          1,015,650
             MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .........................          1,125,000          1,124,966
             MF, Refunding, Series J, 5.45%, 7/01/17 ........................................            260,000            261,425
             Refunding, Series F, 6.70%, 1/01/27 ............................................          1,240,000          1,240,893
             SF, Refunding, Series DD, 6.20%, 9/01/27 .......................................            620,000            665,062
             SF, Series JJ, 6.45%, 9/01/27 ..................................................          1,145,000          1,147,565
             SFR, Series AA, 6.25%, 3/01/17 .................................................            220,000            220,216
             SFR, Series RR, 5.85%, 9/01/28 .................................................          1,215,000          1,262,045
       North Carolina Infrastructure Finance Corp. COP, Capital Improvement, Series A,
          FSA Insured, 5.00%, 5/01/22 .......................................................          6,595,000          7,206,554
       North Carolina Medical Care Commission Health Care Facilities Revenue,
             FirstHealth Carolinas Project, Series A, 6.125%, 10/01/39 ......................         11,315,000         11,806,863
             Refunding, FGIC Insured, 5.00%, 1/01/33 ........................................         12,805,000         10,254,500
             Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ............            630,000            620,210
             Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ............          1,220,000          1,093,437
             University Health System, Refunding, Series D, 6.25%, 12/01/33 .................         10,000,000         10,959,100
             WakeMed Project, AMBAC Insured, 5.00%, 10/01/32 ................................          4,205,000          3,597,377
             WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29 ..................          1,500,000          1,552,470
             WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38 ..................          6,000,000          6,111,300
             WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38 ..................          2,515,000          2,590,551
       North Carolina Medical Care Commission Health System Revenue,
             Catholic Health East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 .........          2,500,000          2,520,750
             Mission Health Combination, Refunding, FSA Insured, 5.00%, 10/01/36 ............          5,000,000          4,940,900
       North Carolina Medical Care Commission Hospital Revenue,
             Annie Penn Memorial Hospital Project, ETM, 5.25%, 1/01/12 ......................          1,050,000          1,114,617
             Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ............          1,920,000          2,180,851
             Halifax Regional Medical Center Project, 5.00%, 8/15/24 ........................          1,800,000          1,438,920
             Mission-St. Joseph's Health System Project, Refunding, MBIA Insured, 5.125%,
                10/01/28 ....................................................................          1,770,000          1,772,071


                    Quarterly Statements of Investments | 143

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       North Carolina Medical Care Commission Hospital Revenue, (continued)
             Northeast Medical Center, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 .........   $      1,580,000   $      1,696,098
             Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ..........................          2,780,000          2,781,334
             Southeastern Regional Medical Center, 6.25%, 6/01/29 ...........................          4,000,000          4,001,440
             Southeastern Regional Medical Center, 5.375%, 6/01/32 ..........................          3,500,000          3,053,295
             Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 .......          1,090,000          1,042,247
             Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ............         10,825,000         10,451,537
       North Carolina Medical Care Commission Revenue,
             Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 ...........................          4,500,000          4,148,865
             Chatham Hospital Project, MBIA Insured, 5.25%, 2/01/31 .........................          6,450,000          6,049,519
             Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 .......................          5,000,000          4,847,150
             Novant Health Obligation Group, MBIA Insured, 5.00%, 11/01/39 ..................          9,680,000          9,516,118
             Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 .....................         25,970,000         24,439,068
       North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
          MBIA Insured,
             5.25%, 1/01/19 .................................................................          5,000,000          5,159,150
             5.00%, 1/01/20 .................................................................          2,000,000          2,000,000
             5.25%, 1/01/20 .................................................................          1,500,000          1,542,735
       North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,
          5/01/28 ...........................................................................          5,000,000          5,302,250
       North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured,
          5.00%, 6/01/33 ....................................................................          1,500,000          1,511,865
       North Carolina State GO, Public Improvement, Series A, 4.50%, 3/01/26 ................          4,855,000          5,061,046
       Northern Hospital District of Surry County Health Care Facilities Revenue,
             6.00%, 10/01/28 ................................................................          1,000,000            908,560
             6.25%, 10/01/38 ................................................................          2,000,000          1,804,820
       Oak Island Enterprise System Revenue,
             Assured Guaranty, 6.00%, 6/01/34 ...............................................          1,540,000          1,596,195
             Assured Guaranty, 6.00%, 6/01/36 ...............................................          1,000,000          1,033,390
             Series A, MBIA Insured, 5.00%, 6/01/33 .........................................          5,000,000          4,606,900
       Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial
          Hospital Project, MBIA Insured, 5.00%,
             4/01/31 ........................................................................          6,120,000          5,883,707
             10/01/34 .......................................................................          6,000,000          5,577,780
       Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A,
          MBIA Insured, 5.00%, 6/01/33 ......................................................          7,500,000          7,537,725
       Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ..................................          1,400,000          1,449,980
       Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded,
          6.00%, 7/01/24 ....................................................................          5,745,000          5,827,613
       Pitt County COP, School Facilities Project,
             Series A, FSA Insured, Pre-Refunded, 5.25%, 4/01/25 ............................          1,670,000          1,752,348
             Series B, AMBAC Insured, 5.00%, 4/01/29 ........................................          2,500,000          2,516,875
             Series B, FSA Insured, Pre-Refunded, 5.50%, 4/01/25 ............................          1,000,000          1,051,380
       Raleigh Combined Enterprise System Revenue,
             5.00%, 3/01/31 .................................................................         10,360,000         10,654,120
             Series A, 5.00%, 3/01/36 .......................................................          6,000,000          6,140,880
       Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 .................          6,070,000          6,186,423


                    144 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Raleigh-Durham Airport Authority Airport Revenue, Series A,
             AMBAC Insured, 5.00%, 5/01/30 ..................................................   $     14,060,000   $     14,102,180
             FGIC Insured, 5.00%, 11/01/25 ..................................................          6,480,000          6,577,848
             FGIC Insured, 5.00%, 11/01/31 ..................................................          8,000,000          7,999,680
       Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 .......................          5,500,000          5,555,000
       Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32 ..............................          9,380,000          9,459,355
       Union County COP, AMBAC Insured, 5.00%, 6/01/30 ......................................          5,000,000          5,118,450
       University of North Carolina at Ashville Revenue, General, Refunding, Series A, AMBAC
          Insured, 5.00%, 6/01/27 ...........................................................          1,200,000          1,206,288
       University of North Carolina at Chapel Hill Revenue, Board of Governors of the
          University of North Carolina, General,
             5.00%, 12/01/28 ................................................................          1,000,000          1,037,430
             5.00%, 12/01/31 ................................................................          9,000,000          9,424,800
             Refunding, Series A, 5.00%, 12/01/34 ...........................................         11,460,000         11,779,619
             Series A, 5.00%, 12/01/25 ......................................................          4,000,000          4,092,880
       University of North Carolina at Charlotte Revenue, General, Series B, FSA Insured,
          5.00%, 4/01/32 ....................................................................          5,000,000          5,129,900
       University of North Carolina at Greensboro Revenue,
             General, Series A, Assured Guaranty, 5.00%, 4/01/34 ............................          1,000,000          1,019,390
             Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%,
                4/01/26 .....................................................................          2,040,000          2,154,097
             Series A, FSA Insured, 5.00%, 4/01/26 ..........................................          4,940,000          5,071,898
       University of North Carolina at Wilmington COP, Student Housing Project,
             Assured Guaranty, 5.00%, 6/01/32 ...............................................          5,000,000          5,131,150
             FGIC Insured, 5.00%, 6/01/26 ...................................................          1,655,000          1,680,355
             FGIC Insured, 5.00%, 6/01/27 ...................................................          1,740,000          1,757,383
             FGIC Insured, 5.00%, 6/01/29 ...................................................          1,915,000          1,915,000
             FGIC Insured, 5.00%, 6/01/37 ...................................................         11,350,000         10,745,385
       University of North Carolina System Pool Revenue,
             AMBAC Insured, 5.00%, 4/01/29 ..................................................          2,500,000          2,567,725
             Series A, AMBAC Insured, 5.00%, 4/01/27 ........................................          1,430,000          1,461,975
             Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27 ..........................            670,000            747,680
             Series A, Assured Guaranty, 5.00%, 10/01/33 ....................................          5,000,000          5,100,550
             Series A, MBIA Insured, 5.00%, 10/01/33 ........................................          2,000,000          2,014,500
       Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co.
          Project, Refunding, 5.375%, 2/01/17 ...............................................          8,000,000          8,321,920
       Western Carolina University Research and Development Corp. COP, Western Carolina
          University Student Housing, Assured Guaranty, 5.00%, 6/01/39 ......................          5,000,000          5,003,550
       Wilkes County COP,
             MBIA Insured, 5.00%, 6/01/31 ...................................................          4,295,000          4,310,075
             MBIA Insured, 5.00%, 6/01/36 ...................................................          6,085,000          5,978,817
             Public Improvements Project, FSA Insured, 5.375%, 12/01/20 .....................          1,000,000          1,040,880
       Wilmington COP,
             AMBAC Insured, 5.00%, 9/01/29 ..................................................          1,000,000          1,026,820
             Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .............................          5,310,000          5,384,074
             Series A, 5.00%, 6/01/33 .......................................................          6,000,000          6,056,220
             Series A, 5.00%, 6/01/38 .......................................................          7,625,000          7,640,936


                    Quarterly Statements of Investments | 145

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       NORTH CAROLINA (CONTINUED)
       Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%,
             6/01/28 ........................................................................   $        700,000   $        723,758
             6/01/33 ........................................................................          1,000,000          1,007,860
       Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ....          3,565,000          3,609,170
       Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33 ..............          3,000,000          3,004,140
       Winston-Salem Water and Sewer System Revenue,
             5.00%, 6/01/39 .................................................................          5,000,000          5,146,650
             Pre-Refunded, 5.125%, 6/01/20 ..................................................          2,500,000          2,730,775
             Refunding, Series A, 5.00%, 6/01/32 ............................................          7,590,000          7,837,282
                                                                                                                   ----------------
                                                                                                                        826,311,211
                                                                                                                   ----------------
       U.S. TERRITORIES 12.2%
       PUERTO RICO 11.8%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.50%, 5/15/39 .........................................................          7,000,000          5,073,740
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/38 ....................................................................          2,100,000          2,088,429
       Puerto Rico Commonwealth GO,
             Public Improvement, FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................          4,805,000          5,222,987
             Public Improvement, Refunding, FSA Insured, 5.125%, 7/01/30 ....................          3,445,000          3,326,457
             Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ........................          5,000,000          4,597,150
             Public Improvement, Series A, 5.375%, 7/01/28 ..................................          4,925,000          4,521,741
             Public Improvement, Series A, 5.125%, 7/01/31 ..................................          3,265,000          2,851,945
             Public Improvement, Series A, Pre-Refunded, 5.375%, 7/01/28 ....................          2,405,000          2,626,549
             Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ....................          1,000,000          1,086,990
             Series A, 5.00%, 7/01/26 .......................................................          8,050,000          7,116,522
             Series A, 5.25%, 7/01/37 .......................................................          5,000,000          4,310,600
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
             Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ..............................             85,000             70,292
             Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ...............................          3,060,000          2,853,634
             Refunding, Series H, 5.00%, 7/01/35 ............................................          1,490,000          1,248,128
             Series D, Pre-Refunded, 5.375%, 7/01/36 ........................................          5,000,000          5,543,900
             Series D, Pre-Refunded, 5.25%, 7/01/38 .........................................          3,000,000          3,315,150
             Series H, Pre-Refunded, 5.00%, 7/01/35 .........................................          2,790,000          3,170,082
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/31 ...........................................          8,000,000          6,490,160
       Puerto Rico Electric Power Authority Power Revenue,
             Series NN, MBIA Insured, Pre-Refunded, 5.00%, 7/01/32 ..........................          5,000,000          5,681,150
             Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ..........................          3,000,000          3,497,670
             Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ..........................          1,000,000          1,165,890
             Series TT, 5.00%, 7/01/32 ......................................................         10,100,000          9,289,172
             Series WW, 5.50%, 7/01/38 ......................................................          6,700,000          6,519,703
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
             Refunding, Series D, 5.375%, 7/01/33 ...........................................          1,790,000          1,600,815
             Refunding, Series N, 5.00%, 7/01/32 ............................................         10,000,000          8,515,700
             Series D, Pre-Refunded, 5.375%, 7/01/33 ........................................          5,210,000          5,743,764
             Series I, 5.00%, 7/01/36 .......................................................          2,405,000          2,011,951


                    146 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT         VALUE
       --------------------------------------------                                             ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 ......................................................   $      5,000,000   $      5,158,450
                                                                                                                   ----------------
                                                                                                                        114,698,721
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A,
             5.50%, 10/01/18 ................................................................          2,000,000          1,962,700
             5.625%, 10/01/25 ...............................................................          1,575,000          1,509,165
                                                                                                                   ----------------
                                                                                                                          3,471,865
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                           118,170,586
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $954,457,031) ..............                           944,481,797
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 1.8%
       MUNICIPAL BONDS 1.8%
       NORTH CAROLINA 1.8%
   (b) Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
          HealthCare System, Refunding, Series C, Daily VRDN and Put, 0.26%, 1/15/26 ........          1,530,000          1,530,000
   (b) North Carolina Medical Care Commission Health Care Facilities Revenue,
             Cleveland County Health, Daily VRDN and Put, 0.26%, 1/01/33 ....................          3,550,000          3,550,000
             Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.26%,
                7/01/34 .....................................................................         12,400,000         12,400,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $17,480,000) ......................................                            17,480,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $971,937,031) 99.4% ..........................................                           961,961,797
       OTHER ASSETS, LESS LIABILITIES 0.6% ..................................................                             5,970,822
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    967,932,619
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 147

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS 96.9%
       OHIO 94.8%
       Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
          Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ..........................   $      5,000,000   $      5,061,400
       Akron GO, Improvement, FGIC Insured, 5.00%,
             12/01/20 .......................................................................          2,150,000          2,247,546
             12/01/21 .......................................................................          2,255,000          2,352,574
             12/01/22 .......................................................................          1,185,000          1,227,873
       Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
             12/01/22 .......................................................................          2,460,000          2,493,554
             12/01/24 .......................................................................          3,200,000          3,251,424
             12/01/33 .......................................................................          8,005,000          8,024,132
       American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
          Refunding, Series A,
             Assured Guaranty, 5.25%, 2/15/33 ...............................................         30,000,000         30,018,300
             BHAC Insured, 5.00%, 2/15/38 ...................................................         22,000,000         22,199,320
       Anthony Wayne Local School District GO,
             Refunding, FSA Insured, 5.00%, 12/01/24 ........................................          3,200,000          3,306,560
             School Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
                5.65%, 12/01/21 .............................................................          1,845,000          1,995,903
             School Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
                5.70%, 12/01/25 .............................................................          2,335,000          2,527,708
             School Facilities Construction and Improvement, Refunding, FSA Insured, 5.65%,
                12/01/21 ....................................................................            645,000            673,161
       Athens City School District GO, School Facilities Construction and Improvement, FSA
          Insured, Pre-Refunded, 6.00%, 12/01/24 ............................................          2,345,000          2,548,968
       Aurora City School District COP, MBIA Insured, Pre-Refunded,
             6.10%, 12/01/19 ................................................................          1,825,000          1,894,551
             6.15%, 12/01/24 ................................................................          1,670,000          1,734,045
       Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
          12/01/30 ..........................................................................          7,715,000          8,008,247
       Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 .......          4,000,000          4,180,520
       Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
          10/01/26 ..........................................................................          2,020,000          2,153,158
       Avon Local School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
             12/01/23 .......................................................................          1,000,000          1,152,050
             12/01/29 .......................................................................          2,295,000          2,643,955
       Bluffton Exempted Village School District GO, Library Construction Improvement,
          AMBAC Insured, 5.50%, 12/01/28 ....................................................          1,190,000          1,466,794
       Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
          9/20/36 ...........................................................................          2,940,000          2,952,760
       Brookfield Local School District GO, School Facilities Improvement, FSA Insured,
          5.25%, 1/15/36 ....................................................................          1,300,000          1,357,603
       Brookville Local School District GO, FSA Insured, Pre-Refunded,
             5.25%, 12/01/22 ................................................................          1,075,000          1,238,454
             5.00%, 12/01/31 ................................................................          3,000,000          3,423,840
       Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
          Pre-Refunded, 5.50%, 12/01/25 .....................................................            750,000            802,260


                    148 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Butler County GO,
             Judgement Bonds, FSA Insured, Pre-Refunded, 4.75%, 12/01/26 ....................   $      4,000,000   $      4,497,920
             Limited Tax, Various Purpose, Refunding, FGIC Insured, 5.00%, 12/01/26 .........          2,130,000          2,234,391
       Butler County Transportation ID Revenue, Highway, XLCA Insured, 5.00%, 12/01/31 ......             40,000             41,114
       Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured,
          zero cpn.,
             12/01/32 .......................................................................          1,455,000            384,978
             12/01/33 .......................................................................          2,000,000            492,960
       Central Local School District GO, Classroom Facilities, FSA Insured,
          5.75%, 12/01/22 ...................................................................          1,555,000          1,623,296
       Chillicothe City School District GO, Capital Appreciation, Refunding, FGIC Insured,
          zero cpn.,
             12/01/22 .......................................................................          1,905,000            947,318
             12/01/23 .......................................................................          1,905,000            893,674
             12/01/24 .......................................................................          1,905,000            834,828
       Cincinnati City School District COP, School Improvement Project, Refunding,
          FSA Insured, 5.00%,
             12/15/26 .......................................................................          7,310,000          7,517,677
             12/15/27 .......................................................................          7,000,000          7,154,070
       Cincinnati City School District GO,
             Classroom Facilities Construction and Improvement, FSA Insured, Pre-Refunded,
                5.00%, 12/01/27 .............................................................          2,500,000          2,853,200
             School Improvement, FSA Insured, 5.00%, 12/01/22 ...............................          9,510,000          9,978,558
       Cincinnati Technical College Revenue, AMBAC Insured,
             5.25%, 10/01/23 ................................................................          2,510,000          2,472,576
             5.00%, 10/01/28 ................................................................          2,715,000          2,532,498
       Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ......          2,035,000          2,141,268
       Cleveland Airport System Revenue, Series C, FSA Insured, 5.00%, 1/01/26 ..............          9,500,000          9,746,620
       Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .................          4,000,000          4,115,600
       Cleveland Public Power System Revenue,
             Capital Appreciation, Series B, MBIA Insured, zero cpn., 11/15/38 ..............         10,000,000          1,788,900
             Series B, MBIA Insured, 5.00%, 11/15/28 ........................................          2,000,000          1,977,880
             Series B, MBIA Insured, 5.00%, 11/15/38 ........................................         10,000,000          9,204,700
       Cleveland State University General Receipt Revenue, FGIC Insured, 5.25%, 6/01/24 .....          1,000,000          1,043,660
       Cleveland Waterworks Revenue, Series K, FGIC Insured, Pre-Refunded, 5.00%,
             1/01/22 ........................................................................          2,075,000          2,267,332
             1/01/23 ........................................................................          4,285,000          4,682,177
             1/01/25 ........................................................................          8,150,000          8,905,423
       Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue
          Housing Corp., Fenn Project, AMBAC Insured, 5.00%,
             8/01/25 ........................................................................          2,440,000          2,473,404
             8/01/28 ........................................................................          2,145,000          2,129,191
       Clyde-Green Springs Exempted Village School District GO, School Facilities
          Construction, Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 ...........          1,000,000          1,014,210
       Columbus City School District GO, Linden Elementary Construction, FSA Insured,
          Pre-Refunded, 5.00%, 12/01/28 .....................................................            900,000            986,598
       Columbus Tax Increment Financing Revenue, Easton Project, AMBAC Insured, Pre-Refunded,
          5.30%, 12/01/19 ...................................................................          1,500,000          1,515,000
       Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31 .....................          1,330,000          1,515,721


                    Quarterly Statements of Investments | 149

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
          5.00%,
             12/01/22 .......................................................................   $      1,000,000   $      1,024,630
             12/01/32 .......................................................................          3,000,000          2,891,580
       Cuyahoga County Hospital Revenue, University Hospitals Health System Inc.,
          AMBAC Insured, Pre-Refunded,
             5.40%, 1/15/19 .................................................................          1,500,000          1,523,355
             5.50%, 1/15/30 .................................................................          1,760,000          1,787,614
       Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, Pre-Refunded,
          5.75%, 1/20/29 ....................................................................          1,000,000          1,072,080
       Cuyahoga County Utility System Revenue,
             Improvement, Medical Center Co. Project, AMBAC Insured, 5.125%, 2/15/28 ........          1,000,000            935,370
             Medical Center Co. Project, Series B, MBIA Insured, 6.10%, 8/15/15 .............          2,945,000          2,945,942
       Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
          12/01/27 ..........................................................................          1,020,000          1,055,394
       Dayton City School District GO, School Facilities Construction and Improvement,
          Series A, FGIC Insured,
             4.75%, 12/01/25 ................................................................          9,400,000          9,484,976
             5.00%, 12/01/29 ................................................................          8,275,000          8,370,411
       Deerfield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
          12/01/25 ..........................................................................          1,000,000          1,021,510
       Dublin City School District GO, Capital Appreciation Bonds, FGIC Insured, zero cpn.,
          12/01/16 ..........................................................................          4,635,000          3,419,425
       Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 .......................          1,950,000          1,981,824
       Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ...........          1,250,000          1,413,925
       Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
          12/01/24 ..........................................................................          2,220,000          2,343,277
       Fairborn City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
             12/01/23 .......................................................................          1,205,000          1,277,131
             12/01/24 .......................................................................          1,265,000          1,335,979
             12/01/25 .......................................................................          1,330,000          1,395,556
       Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ...................................          1,600,000          1,683,248
       Fairless Local School District GO, Capital Appreciation, Various Purpose School
          Facilities, FSA Insured, 5.00%, 12/01/28 ..........................................          2,085,000          2,145,465
       Field Local School District GO, School Facilities Construction and Improvement,
          AMBAC Insured, 5.00%, 12/01/27 ....................................................          1,290,000          1,193,560
       Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ...................          1,980,000          1,998,434
       Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue
          Anticipation Bonds, Refunding, AMBAC Insured, 5.00%, 12/01/24 .....................          7,255,000          7,653,590
       Franklin County Hospital Revenue,
             OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ............          5,250,000          4,942,612
             The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...          3,365,000          3,681,209
             The Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...          4,265,000          4,665,782
             The Children's Hospital Project, Series C, FGIC Insured, 5.00%, 5/01/35 ........         10,000,000          9,178,800
       Franklin GO, MBIA Insured, 5.25%, 12/01/27 ...........................................          1,500,000          1,543,320
       Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
          12/01/27 ..........................................................................          2,655,000          2,731,995


                    150 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured,
          5.125%, 12/01/31 ..................................................................   $      1,000,000   $      1,037,510
       Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
          12/01/33 ..........................................................................          6,055,000          6,061,600
       Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
          5.00%, 12/01/24 ...................................................................          1,300,000          1,319,955
       Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
          MBIA Insured, Pre-Refunded, 5.125%, 12/01/21 ......................................          1,750,000          1,923,758
       Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
             12/01/27 .......................................................................          1,205,000          1,243,090
             12/01/28 .......................................................................          1,265,000          1,298,700
             12/01/32 .......................................................................          2,675,000          2,706,779
       Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
             12/01/22 .......................................................................          1,475,000          1,654,404
             12/01/28 .......................................................................          2,620,000          2,938,671
       Greene County Sewer System Revenue, Governmental Enterprise, AMBAC Insured,
          Pre-Refunded, 5.625%, 12/01/25 ....................................................          1,890,000          2,043,884
       Greene County Water System Revenue, Governmental Enterprise, MBIA Insured,
          Pre-Refunded, 5.25%, 12/01/21 .....................................................          5,400,000          6,005,286
       Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 .........................          2,690,000          2,770,646
       Hamilton County Convention Facilities Authority Revenue,
             FGIC Insured, 5.00%, 12/01/28 ..................................................          5,400,000          5,461,776
             second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33 .......................          7,235,000          8,269,171
       Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
          FGIC Insured, 5.25%, 5/15/34 ......................................................          5,000,000          4,785,500
       Hamilton County Sales Tax Revenue,
             Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32 .........................         10,000,000         10,012,300
             Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32 ............................          3,965,000          3,938,514
             Refunding, Series B, AMBAC Insured, 5.60%, 12/01/32 ............................            245,000            246,041
             Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32 .........................         15,755,000         16,794,515
             Series B, AMBAC Insured, Pre-Refunded, 5.60%, 12/01/32 .........................            955,000          1,022,958
             sub. bond, Refunding, Series A, FSA Insured, 5.00%, 12/01/32 ...................         35,080,000         35,123,148
       Hamilton County Sewer System Revenue,
             Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .............          1,000,000          1,102,360
             Metropolitan Sewer District Improvement, Series B, MBIA Insured,
                5.00%, 12/01/30 .............................................................          4,000,000          4,111,560
       Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
             11/01/18 .......................................................................          1,010,000          1,062,661
             11/01/19 .......................................................................          1,015,000          1,064,065
             11/01/20 .......................................................................          1,120,000          1,172,024
             11/01/21 .......................................................................          1,180,000          1,233,135
       Heath City School District GO, School Improvement, Series A, FGIC Insured,
          Pre-Refunded,
             5.60%, 12/01/21 ................................................................          1,000,000          1,070,390
             5.50%, 12/01/27 ................................................................          1,170,000          1,250,625
       Highland Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
          5.00%,
             12/01/23 .......................................................................          3,680,000          4,034,090
             12/01/26 .......................................................................          3,675,000          4,028,608


                    Quarterly Statements of Investments | 151

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Hilliard School District GO,
             Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
                12/01/19 ....................................................................   $      2,190,000   $      1,430,442
             Capital Appreciation, School Construction, Refunding, MBIA Insured, zero cpn.,
                12/01/20 ....................................................................          4,525,000          2,790,522
             School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ................          4,000,000          4,333,080
             School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ....................          3,010,000          3,099,879
       Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
             12/01/27 .......................................................................          3,205,000          3,314,419
             12/01/30 .......................................................................          2,250,000          2,281,118
       Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ........................          6,720,000          6,710,458
       Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .................          1,390,000          1,475,680
       Ironton City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/34 ............          5,130,000          5,177,863
       Jackson Center Local School District Shelby County GO, Facilities Construction and
          Improvement, MBIA Insured, 5.00%, 12/01/28 ........................................          1,175,000          1,199,887
       Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded,
          5.25%, 12/01/27 ...................................................................          3,000,000          3,251,760
       Jackson Local School District GO, Stark and Summit Counties Local School District,
          FSA Insured, Pre-Refunded,
             5.50%, 12/01/20 ................................................................          4,000,000          4,278,720
             5.625%, 12/01/25 ...............................................................          3,500,000          3,750,355
       Jonathan Alder Local School District GO, School Facilities Construction and
          Improvement, MBIA Insured, Pre-Refunded,
             4.75%, 12/01/22 ................................................................          1,105,000          1,232,009
             5.00%, 12/01/27 ................................................................          6,195,000          6,959,773
             5.00%, 12/01/30 ................................................................          3,320,000          3,729,854
       Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
             12/01/24 .......................................................................          2,380,000          2,469,726
             12/01/25 .......................................................................          2,500,000          2,583,975
       Kettering City School District GO, School Improvement, FSA Insured, Pre-Refunded,
          5.00%,
             12/01/28 .......................................................................          2,970,000          3,394,532
             12/01/31 .......................................................................          2,595,000          2,965,929
       Keystone Local School District Lorain County GO, School Improvement, FSA Insured,
          5.00%, 12/01/30 ...................................................................          6,170,000          6,306,604
       Kings Local School District GO, School Improvement, MBIA Insured, 5.00%, 12/01/33 ....         10,000,000         10,034,300
       Lake Local School District Wood County GO, MBIA Insured, Pre-Refunded,
             5.30%, 12/01/21 ................................................................          1,575,000          1,755,558
             5.375%, 12/01/25 ...............................................................          1,900,000          2,121,312
       Lakewood City School District GO,
             FGIC Insured, 5.00%, 12/01/30 ..................................................          9,170,000          9,393,106
             FGIC Insured, 4.50%, 12/01/34 ..................................................          6,000,000          5,611,320
             School Improvement, FSA Insured, Pre-Refunded, 5.125%, 12/01/31 ................         21,900,000         25,357,791
             School Improvement, Refunding, FSA Insured, 4.50%, 12/01/31 ....................          2,220,000          2,189,075
       Lakota Local School District GO,
             FSA Insured, 5.00%, 12/01/29 ...................................................          5,000,000          5,185,000
             Refunding, Series A, FGIC Insured, 5.25%, 12/01/26 .............................          2,000,000          2,285,180
       Lancaster Wastewater System Improvement Revenue, Assured Guaranty, 4.75%, 12/01/33 ...          4,000,000          3,870,600
       Lebanon City School District GO, FSA Insured, Pre-Refunded, 5.00%, 12/01/29 ..........          6,250,000          6,851,375


                    152 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Licking County Joint Vocational School District GO, School Facilities Construction and
          Improvement, MBIA Insured,
          5.00%, 12/01/21 ...................................................................   $      2,200,000   $      2,301,024
          4.75%, 12/01/23 ...................................................................          2,230,000          2,284,033
       Licking Heights Local School District GO, School Facilities Construction and
          Improvement,
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 ................................          2,085,000          2,169,213
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/25 ................................          2,215,000          2,290,244
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/26 ................................          2,345,000          2,410,965
          Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 ............................          4,000,000          4,286,120
       Little Miami Local School District GO, Refunding, FSA Insured, 4.50%, 12/01/34 .......         20,255,000         18,288,442
       School Improvement, FSA Insured, Pre-Refunded, 5.00%, 12/01/34 .......................          4,000,000          4,688,520
       Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured,
          Pre-Refunded, 5.00%,
          12/01/22 ..........................................................................          1,200,000          1,317,024
          12/01/29 ..........................................................................          1,000,000          1,097,520
       London City School District GO, School Facilities Construction and Improvement, FGIC
          Insured, Pre-Refunded, 5.00%,
          12/01/22 ..........................................................................            700,000            765,541
          12/01/29 ..........................................................................          1,500,000          1,640,445
       Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ............          1,640,000          1,714,505
       Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A, AMBAC
          Insured, 5.50%, 9/01/29 ...........................................................          6,250,000          6,159,437
       Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,
          Series B, MBIA Insured, 5.50%, 9/01/27 ............................................          5,000,000          4,926,000
          Series C-1, FSA Insured, 5.00%, 4/01/33 ...........................................         19,410,000         19,063,920
       Lorain GO, Urban Renewal, MBIA Insured, Pre-Refunded, 5.70%, 12/01/28 ................          1,050,000          1,125,464
       Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ....................          3,500,000          3,539,200
       Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
          12/01/24 ..........................................................................          4,000,000          4,130,720
       Lucas County GO, 8.00%,
          12/01/09 ..........................................................................            120,000            124,261
          12/01/10 ..........................................................................            220,000            242,057
       Lucas County Hospital Revenue, ProMedica Healthcare Obligated Group, MBIA Insured,
          ETM, 5.75%, 11/15/14 ..............................................................          4,460,000          4,463,746
          Refunding, AMBAC Insured, 5.375%, 11/15/29 ........................................            750,000            654,825
          Refunding, MBIA Insured, 5.75%, 11/15/14 ..........................................            300,000            300,069
       Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded,
          5.125%, 12/01/24 ..................................................................          4,180,000          4,638,170
       Madison Local School District Butler County GO,
          MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 .......................................          1,000,000          1,035,610
          School Improvement, FGIC Insured, Pre-Refunded, 5.60%, 12/01/26 ...................          1,120,000          1,202,902
          Mahoning County Hospital Facilities Revenue, Western Reserve Care,
          MBIA Insured, ETM,
          5.50%, 10/15/25 ...................................................................          4,750,000          5,435,805
       Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ................          1,905,000          1,978,057
       Marion County City School District GO, School Facilities Construction and Improvement
          Project, FSA Insured, Pre-Refunded,
          5.55%, 12/01/20 ...................................................................          1,000,000          1,080,300
          5.625%, 12/01/22 ..................................................................          1,100,000          1,189,562


                    Quarterly Statements of Investments | 153

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Marion County GO, AMBAC Insured, Pre-Refunded, 5.05%, 12/01/31 .......................   $      1,500,000   $      1,658,805
       Martins Ferry City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/32 ......................................................          3,610,000          3,688,698
       Marysville Exempted Village School District COP, School Facilities Project, MBIA
          Insured, Pre-Refunded, 5.25%,
          12/01/28 ..........................................................................          2,120,000          2,483,877
          12/01/30 ..........................................................................          2,650,000          3,104,846
       Marysville Exempted Village School District GO,
          Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/20 ................          1,000,000            584,950
          Capital Appreciation, Refunding, MBIA Insured, zero cpn., 12/01/21 ................          1,000,000            548,830
          FSA Insured, Pre-Refunded, 5.30%, 12/01/21 ........................................          2,000,000          2,153,200
          FSA Insured, Pre-Refunded, 5.35%, 12/01/25 ........................................          2,010,000          2,165,453
          FSA Insured, Pre-Refunded, 5.375%, 12/01/29 .......................................          2,465,000          2,656,555
          Refunding, MBIA Insured, 5.00%, 12/01/29 ..........................................          1,000,000          1,010,520
          School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 ..................          2,890,000          3,139,089
          School Improvement, Refunding, FSA Insured, 5.00%, 12/01/29 .......................          5,500,000          5,631,615
       Marysville Wastewater Treatment System Revenue,
          Assured Guaranty, 4.25%, 12/01/27 .................................................          1,170,000          1,120,766
          Assured Guaranty, 4.75%, 12/01/47 .................................................          4,000,000          3,591,440
          first mortgage, MBIA Insured, Pre-Refunded, 5.00%, 12/01/35 .......................          4,780,000          5,579,551
          Refunding, Assured Guaranty, 4.75%, 12/01/46 ......................................         14,205,000         11,496,959
       Marysville Water System Mortgage Revenue, AMBAC Insured,
          5.00%, 12/01/32 ...................................................................          1,250,000          1,251,713
          4.50%, 12/01/38 ...................................................................          2,500,000          2,251,400
       Mason City School District GO, School Improvement, FSA Insured, Pre-Refunded, 5.00%,
          12/01/31 ..........................................................................          5,000,000          5,689,200
       Maumee City School District GO, School Facilities Construction and Improvement,
          FSA Insured, 5.00%, 12/01/27 ......................................................          3,610,000          3,721,188
          Medina GO, 5.00%, 12/01/22 ........................................................          1,100,000          1,167,958
       Medina School District COP, School Facilities Project, Assured Guaranty,  5.25%,
          12/01/31 ..........................................................................          5,725,000          5,988,006
       Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
          12/01/22 ..........................................................................          1,675,000          1,743,273
       Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%,
          12/01/31 ..........................................................................         14,975,000         16,917,557
       Milford Exempted Village School District GO, School Improvement, FSA Insured,
          Pre-Refunded,
          5.00%, 12/01/22 ...................................................................          2,000,000          2,192,440
          5.125%, 12/01/30 ..................................................................          7,325,000          8,052,299
       Minerva Local School District GO, Classroom Facilities, MBIA Insured, Pre-Refunded,
          5.30%,
          12/01/29 ..........................................................................          1,300,000          1,468,987
       Minster School District School Facilities and Construction GO, FSA Insured,
          Pre-Refunded,
          5.70%, 12/01/23 ...................................................................          3,190,000          3,453,271
          5.75%, 12/01/27 ...................................................................          3,260,000          3,531,460
       Monroe Local School District GO,
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23 ......................................          1,000,000          1,121,630
          School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29 .....................          5,115,000          4,935,617
       Montgomery County Revenue, Catholic Health, Series C-1, FSA Insured, 5.00%,
          10/01/41 ..........................................................................         10,000,000          8,916,900


                    154 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Morley Library District GO, Lake County District Library, Library Improvement,
          AMBAC Insured, 4.75%, 12/01/21 ....................................................   $      1,000,000   $      1,022,270
       Mount Healthy City School District GO, School Improvement, FSA Insured,
          5.00%,
          12/01/31 ..........................................................................          1,880,000          1,920,984
          12/01/35 ..........................................................................          2,500,000          2,525,250
       New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
          AMBAC Insured,
          5.125%, 10/01/21 ..................................................................          3,000,000          3,012,690
          5.20%, 10/01/24 ...................................................................          5,000,000          4,983,950
       New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
          5.85%, 1/01/21 ....................................................................            745,000            745,738
       Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
          12/01/33 ..........................................................................          5,000,000          4,909,900
       Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
          Pre-Refunded,
          5.45%, 12/01/25 ...................................................................          3,035,000          3,274,219
       Ohio Capital Corp. HMR, Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ............            485,000            485,276
       Ohio Center Local Government Capital Asset Financing Program
       Fractionalized Interests GO, FSA Insured,
          4.875%, 12/01/18 ..................................................................          1,255,000          1,343,440
          5.25%, 12/01/23 ...................................................................          1,410,000          1,502,736
       Ohio HFA, MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%,
          5/01/32 ...........................................................................          2,035,000          2,036,323
       Ohio HFA Capital Fund Revenue, Series A, FSA Insured, 5.00%, 4/01/27 .................          5,545,000          5,826,686
       Ohio State Air Quality Development Authority Revenue,
          JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ...........................          6,875,000          6,446,962
          Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 ................          9,075,000          9,034,072
          Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured,
          4.80%,
          1/01/34 ...........................................................................         28,270,000         28,595,670
       Ohio State Building Authority Revenue, State Facilities, Administration Building Fund
          Project, Refunding, Series A, FSA Insured,
          5.00%,
          4/01/22 ...........................................................................          3,100,000          3,214,700
          Adult Correction, Series A, FSA Insured, 5.00%, 4/01/24 ...........................          5,390,000          5,658,853
       Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
          6.50%, 4/15/12 ....................................................................            495,000            497,267
       Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 .............................          5,000,000          5,106,400
       Ohio State Higher Educational Facility Commission Revenue,
          FGIC Insured, Pre-Refunded, 5.00%, 5/01/23 ........................................          8,460,000          9,379,771
          Higher Educational Facility, Oberlin College Project, AMBAC Insured, Pre-Refunded,
          5.00%, 10/01/26 ...................................................................          8,000,000          8,201,600
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
          5.00%,
          5/01/23 ...........................................................................          3,385,000          3,843,092
       Higher Educational Facility, Xavier University Project, CIFG Insured, Pre-Refunded,
          5.00%,
          5/01/24 ...........................................................................          2,000,000          2,270,660
       University Hospital, BHAC Insured, 4.75%, 1/15/36 ....................................         10,000,000          9,395,900
       University Hospital, BHAC Insured, 4.75%, 1/15/46 ....................................         15,000,000         13,450,200
       University Hospital, BHAC Insured, 5.25%, 1/15/46 ....................................         13,500,000         13,177,485
       University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ..........................          8,500,000          7,576,390


                    Quarterly Statements of Investments | 155

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Ohio State Higher Educational Facility Revenue,
          Case Western Reserve University Project, Refunding, MBIA Insured, 5.00%,
             12/01/44 .......................................................................   $     10,000,000   $      9,917,800
          Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%,
             12/01/34 .......................................................................          4,935,000          4,954,691
          Otterbein College Project, CIFG Insured, 5.00%, 12/01/25 ..........................          2,205,000          2,207,403
          Otterbein College Project, CIFG Insured, 5.00%, 12/01/35 ..........................          3,225,000          2,922,688
       Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 .......         16,425,000         16,623,250
       Ohio State University General Receipts Athens Revenue,
          FSA Insured, Pre-Refunded, 5.00%, 12/01/24 ........................................          3,025,000          3,093,667
          MBIA Insured, 5.00%, 12/01/24 .....................................................          2,155,000          2,196,915
       Ohio State University General Receipts Revenue,
          Series A, 5.125%, 12/01/31 ........................................................          2,500,000          2,539,500
          State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 .....................          5,255,000          5,309,862
       Ohio State Water Development Authority Revenue,
          Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 .......................          2,255,000          2,533,380
          Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 .........................            440,000            454,331
       Olentangy Local School District GO,
          BIG Insured, 7.75%, 12/01/09 ......................................................            375,000            388,294
          BIG Insured, 7.75%, 12/01/10 ......................................................            375,000            412,275
          FSA Insured, 5.00%, 12/01/25 ......................................................             45,000             46,386
          FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ........................................          1,790,000          1,985,003
          FSA Insured, Pre-Refunded, 5.00%, 12/01/30 ........................................          3,910,000          4,335,955
          FSA Insured, Pre-Refunded, 5.00%, 12/01/30 ........................................          1,745,000          2,044,110
          Refunding, FSA Insured, 5.00%, 12/01/30 ...........................................             90,000             91,600
          Refunding, Series A, FSA Insured, 4.50%, 12/01/32 .................................         11,300,000         10,933,654
          School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
             12/01/27 .......................................................................          4,500,000          4,825,395
          School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%,
             12/01/36 .......................................................................          7,505,000          7,613,597
          School Facilities Construction and Improvement, Series A, FGIC Insured,
             Pre-Refunded, 5.25%, 12/01/32 ..................................................         11,200,000         12,933,424
       Ottawa and Glandorf Local School District GO, School Facilities Construction and
          Improvement, MBIA Insured, Pre-Refunded, 5.25%, 12/01/23 ..........................          2,175,000          2,458,011
       Perrysburg Exempted Village School District GO,
          Refunding, Series B, FSA Insured, 5.00%, 12/01/25 .................................          2,235,000          2,308,040
          Series B, FSA Insured, Pre-Refunded, 5.00%, 12/01/25 ..............................          2,765,000          2,855,360
       Pickerington Local School District GO,
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/25 ......................................          7,000,000          7,228,760
          School Facilities Construction and Improvement, FGIC Insured, Pre-Refunded, 5.00%,
             12/01/28 .......................................................................          3,000,000          3,288,660
       Plain Local School District GO, FGIC Insured,
          6.00%, 12/01/25 ...................................................................            800,000            835,376
          Pre-Refunded, 6.00%, 12/01/25 .....................................................          3,700,000          4,065,190
       Plainesville City School District GO, School Improvement, FGIC Insured,
          5.00%, 12/01/28 ...................................................................          2,515,000          2,543,872
       Princeton City School District GO, MBIA Insured, Pre-Refunded, 5.00%,
          12/01/25 ..........................................................................          1,700,000          1,944,137
          12/01/26 ..........................................................................          2,725,000          3,116,337
          12/01/30 ..........................................................................          2,260,000          2,584,559
       Ravenna City School District GO, School Improvement, FSA Insured, 5.00%, 1/15/31 .....          1,710,000          1,752,066


                    156 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Reynoldsburg City School District GO, School Facilities Construction, FSA
       Insured, 5.00%,
          12/01/32 ..........................................................................   $      3,000,000   $      3,069,810
       Ridgewood Local School District GO, School Facilities Improvement, FSA
          Insured, Pre-Refunded, 6.00%, 12/01/24 ............................................          1,730,000          1,880,475
       Rittman Exempted Village School District GO, School Improvement, FSA
          Insured, Pre-Refunded, 5.125%, 12/01/31 ...........................................          1,000,000          1,111,040
       Riverside Local School District GO, School Facilities Construction and
          Improvement, MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 ..........................          1,000,000          1,083,270
       Ross County Hospital Revenue, Facilities, Adena Health System, Refunding,
          Assured Guaranty, 5.25%, 12/01/38 .................................................         15,000,000         15,011,100
       Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured,
          Pre-Refunded, 5.875%, 10/01/24 ....................................................          3,100,000          3,185,963
       Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
          5.00%, 12/01/21 ...................................................................          1,225,000          1,296,099
          5.25%, 12/01/26 ...................................................................            725,000            757,995
       Shawnee State University Revenue, MBIA Insured, 5.00%, 6/01/28 .......................          5,780,000          5,088,076
       Sidney City School District GO, School Improvement,
          FGIC Insured, Pre-Refunded, 5.125%, 12/01/28 ......................................          1,425,000          1,604,365
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/23 .............................          1,780,000          1,981,870
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 .............................          1,000,000          1,113,410
       Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%, 6/01/27 ..............          1,095,000          1,111,907
       St. Henry Local Consolidated School District GO, MBIA Insured,
          Pre-Refunded, 5.75%, 12/01/22 .....................................................          1,515,000          1,642,336
       St. Mary's City School District GO, School Facilities Construction and
          Improvement, FSA Insured, 5.00%, 12/01/35 .........................................          3,500,000          3,332,315
       Steubenville City School District GO, School Facilities and
          Implementation, MBIA Insured, 5.60%, 12/01/22 .....................................          1,500,000          1,565,985
       Streetsboro City School District GO, School Improvement, MBIA Insured,
          Pre-Refunded, 5.00%, 12/01/25 .....................................................          2,500,000          2,737,300
       Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 .................          2,355,000          2,395,223
       Struthers City School District GO, Refunding, AMBAC Insured, 5.50%,
          12/01/22 ..........................................................................          1,950,000          2,032,953
       Summit County GO, Sanitary Sewer System Improvement, FGIC Insured,
          Pre-Refunded, 5.25%, 12/01/21 .....................................................          4,505,000          5,009,965
       Swanton Local School District GO, School Improvement, FGIC Insured,
          Pre-Refunded, 5.25%, 12/01/25 .....................................................          1,895,000          2,102,427
       Sycamore Community City School District COP, Blue Ash Elementary School
          Project, AMBAC Insured, 5.125%, 12/01/25 ..........................................          1,000,000          1,031,250
       Sylvania City School District GO, Refunding, FGIC Insured, 5.00%, 12/01/22 ...........          1,550,000          1,607,598
          School Improvement, Assured Guaranty, 5.25%, 12/01/36 .............................          7,660,000          7,789,914
          Various Purpose, FGIC Insured, Pre-Refunded, 5.30%, 12/01/20 ......................          2,225,000          2,477,137
       Toledo City School District GO, School Facilities Improvement, 5.375%, 12/01/35 ......          4,565,000          4,696,609
          FSA Insured, 5.00%, 12/01/23 ......................................................          1,500,000          1,558,635
          Series B, FGIC Insured, 5.00%, 12/01/27 ...........................................          1,925,000          1,948,928
       Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
          11/15/22 ..........................................................................          1,000,000          1,041,620
          11/15/23 ..........................................................................          1,000,000          1,035,840


                    Quarterly Statements of Investments | 157

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Toledo Special Obligation, Industrial Development, Vehicle Storage
          Project, AMBAC Insured, 5.25%, 12/01/26 ...........................................   $      1,500,000   $      1,576,740
       Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 .............................          6,425,000          6,495,418
       Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 .............          2,750,000          2,832,830
       Tri-Valley Local School District GO, FGIC Insured, Pre-Refunded, 5.25%,
          12/01/29 ..........................................................................          8,530,000          9,481,777
       Trotwood-Madison City School District GO, School Improvement, FGIC
       Insured, Pre-Refunded, 5.375%, 12/01/22 ..............................................          1,685,000          1,911,413
       Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 .........................          1,475,000          1,557,084
       Twinsburg GO,
          Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 .............................          1,000,000          1,027,340
          Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 .........................          1,000,000          1,027,340
       Union County GO, MBIA Insured, Pre-Refunded, 5.00%, 12/01/33 .........................          2,895,000          3,310,751
       University of Akron General Receipts Revenue,
          FGIC Insured, 4.75%, 1/01/25 ......................................................          1,080,000          1,082,160
          FGIC Insured, 5.00%, 1/01/28 ......................................................          1,475,000          1,478,525
          FGIC Insured, 5.00%, 1/01/35 ......................................................          5,250,000          4,988,287
          FGIC Insured, Pre-Refunded, 5.70%, 1/01/24 ........................................          7,050,000          7,332,352
          FGIC Insured, Pre-Refunded, 5.75%, 1/01/29 ........................................          1,500,000          1,560,510
          Series A, FSA Insured, 5.00%, 1/01/33 .............................................          6,030,000          6,059,004
          Series B, FSA Insured, 5.00%, 1/01/38 .............................................         21,760,000         21,970,854
       University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA
          Insured, 5.125%, 6/01/28 ..........................................................          7,400,000          7,400,518
       University of Cincinnati General Receipts Revenue,
          AMBAC Insured, 5.00%, 6/01/31 .....................................................          1,350,000          1,356,440
          Refunding, Series G, MBIA Insured, 5.00%, 6/01/28 .................................          8,575,000          8,747,443
          Series A, AMBAC Insured, 5.00%, 6/01/23 ...........................................          1,845,000          1,893,321
          Series A, AMBAC Insured, 5.00%, 6/01/24 ...........................................          1,940,000          1,994,301
          Series A, AMBAC Insured, 5.00%, 6/01/25 ...........................................          2,005,000          2,051,195
          Series C, FSA Insured, 5.00%, 6/01/31 .............................................         10,000,000         10,108,300
          Series G, MBIA Insured, 5.00%, 6/01/29 ............................................          3,410,000          3,459,479
       University of Toledo General Receipts Bonds Revenue, Series A, AMBAC
          Insured, 4.50%, 6/01/30 ...........................................................         10,000,000          9,542,200
       Upper Scioto Valley Local School District GO, School Facilities
          Construction and Improvement, FGIC Insured, 5.25%, 12/01/25 .......................          1,160,000          1,202,189
       Van Wert City School District GO, School Improvement, FGIC Insured,
          Pre-Refunded, 5.00%, 12/01/27 .....................................................          4,805,000          5,371,990
          12/01/30 ..........................................................................          2,500,000          2,795,000
       Wadsworth City School District GO, FGIC Insured, Pre-Refunded, 5.75%,
          12/01/22 ..........................................................................          1,200,000          1,275,228
       Warren City School District GO, School Improvement, FGIC Insured, 5.00%,
          12/01/28 ..........................................................................          3,000,000          3,073,170
       Warrensville Heights City School District GO, School Improvement, FGIC
          Insured, Pre-Refunded,
          5.625%, 12/01/20 ..................................................................          3,500,000          3,760,365
          5.75%, 12/01/24 ...................................................................          2,750,000          2,959,632
       Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ..............................          1,085,000          1,123,235
       West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 .............................          1,500,000          1,534,200
       West Muskingum Local School District School Facilities GO, FGIC Insured,
          5.00%, 12/01/24 ...................................................................          2,750,000          2,794,192
       Westerville City School District GO, Refunding, XLCA Insured, 5.00%,
          12/01/27 ..........................................................................          3,820,000          4,087,935


                    158 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OHIO TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT         VALUE
       ----------------------------------                                                       ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OHIO (CONTINUED)
       Westfall Local School District GO, School Facilities Construction and
          Improvement, FGIC Insured, Pre-Refunded, 6.00%, 12/01/22 ..........................   $      2,850,000   $      2,992,699
       Wheelersburg Local School District GO, School Improvement, FSA Insured,
          5.00%, 12/01/32 ...................................................................          1,400,000          1,430,520
       Youngstown State University General Receipts Revenue, Assured Guaranty,
          5.25%, 12/15/29 ...................................................................          4,000,000          4,129,040
          5.50%, 12/15/33 ...................................................................          4,225,000          4,359,693
       Zanesville City School District GO, School Improvement, MBIA Insured,
          4.75%, 12/01/22 ...................................................................          5,500,000          5,686,615
          4.75%, 12/01/26 ...................................................................          3,250,000          3,297,060
          5.05%, 12/01/29 ...................................................................          3,500,000          3,572,275
                                                                                                                   ----------------
                                                                                                                      1,372,116,143
                                                                                                                   ----------------
       U.S. TERRITORIES 2.1%
       PUERTO RICO 2.1%
       Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/32 ......................................................         10,000,000         11,135,100
       Puerto Rico Electric Power Authority Power Revenue, Refunding, Series V,
          FGIC Insured, 5.25%, 7/01/30 ......................................................          5,000,000          4,832,800
       Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.75%,
          8/01/12 ...........................................................................          3,500,000          3,555,510
       Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...........         11,000,000         10,273,670
                                                                                                                   ----------------
                                                                                                                         29,797,080
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,362,884,038) .............................................................                         1,401,913,223
                                                                                                                   ----------------

       SHORT TERM INVESTMENTS 1.2%
       MUNICIPAL BONDS 1.2%
       OHIO 1.2%
(a)    Allen County Hospital Facilities Revenue, Catholic Healthcare,
          Series A, Daily VRDN and Put, 0.20%, 10/01/31 .....................................          3,200,000          3,200,000
       Series B, Daily VRDN and Put, 0.25%, 10/01/31 ........................................          1,600,000          1,600,000
(a)    Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group,
          Series B, Sub Series B-1, Daily VRDN and Put, 0.20%, 1/01/39 ......................          1,700,000          1,700,000
          Sub Series B-3, Daily VRDN and Put, 0.20%, 1/01/39 ................................          3,500,000          3,500,000
(a)    Kent State University Revenues, General Receipts, Refunding, Daily VRDN
          and Put, 0.20%, 5/01/31 ...........................................................          4,100,000          4,100,000
(a)    Ohio State Higher Educational Facility Revenue, Case Western Reserve,
          Refunding, Series B-1, Daily VRDN and Put, 0.22%, 12/01/44 ........................          3,000,000          3,000,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $17,100,000) ......................................                            17,100,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,379,984,038) 98.1% ........................................                         1,419,013,223
       OTHER ASSETS, LESS LIABILITIES 1.9% ..................................................                            28,091,666
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,447,104,889
                                                                                                                   ================

See Abbreviations on page 183.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                       Quarterly Statements of Investments


                  See Notes to Statements of Investments. | 159

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS 96.1%
       OREGON 78.5%
       Albany Water Revenue, Refunding, FGIC Insured, 5.00%, 8/01/33 ........................   $      5,990,000   $      5,801,794
       Beaverton School District GO,
          FSA Insured, 4.125%, 6/01/26 ......................................................          1,315,000          1,316,184
          Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31 .......          1,280,000          1,321,690
          Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36 ......          1,000,000          1,023,170
       Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ....................          1,550,000          1,642,396
       Benton County Hospital Facilities Authority Revenue, Samaritan Health
          Services Project, Refunding,
          5.20%, 10/01/17 ...................................................................          4,000,000          4,006,320
          5.125%, 10/01/28 ..................................................................          4,500,000          3,926,790
       Chemeketa Community College District GO, 5.00%,
          6/15/25 ...........................................................................          1,500,000          1,634,130
          6/15/26 ...........................................................................          2,615,000          2,823,939
       Clackamas County Canby School District No. 86 GO,
          5.25%, 6/15/20 ....................................................................          3,000,000          3,147,330
          FSA Insured, 5.00%, 6/15/23 .......................................................          1,000,000          1,061,930
          FSA Insured, 5.00%, 6/15/25 .......................................................          1,000,000          1,050,390
       Clackamas County Hospital Facility Authority Revenue,
          Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 ........................          2,125,000          1,865,028
          Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 ........................          1,000,000            808,560
          Legacy Health System, Series A, 5.50%, 7/15/35 ....................................          2,300,000          2,246,916
          Willamette Falls Hospital Project, 6.00%, 4/01/19 .................................          1,000,000            958,400
          Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ..........................            500,000            501,225
          Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ..........................          1,500,000          1,422,060
       Clackamas County Oregon Trail School District No. 46 GO, 5.00%, 6/15/32 ..............          5,355,000          5,422,366
       Clackamas County School District No. 7J Lake Oswego GO,
          MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ........................................          5,000,000          5,395,000
          Refunding, FSA Insured, 5.25%, 6/01/25 ............................................          3,075,000          3,549,626
       Clackamas County School District No. 12 North Clackamas GO, Series A, FSA
          Insured, 4.75%, 6/15/31 ...........................................................          7,385,000          7,409,370
       Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded,
          5.00%, 6/15/25 ....................................................................          5,000,000          5,402,600
       Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36 ..............          1,000,000            931,380
       Columbia Gorge Community College District GO, MBIA Insured, 5.00%, 6/15/22 ...........          1,000,000          1,056,410
       Coos County School District No. 13 GO, FSA Insured,
          5.00%, 6/15/22 ....................................................................             55,000             57,097
          Pre-Refunded, 5.00%, 6/15/22 ......................................................          2,465,000          2,736,963
       Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded,
          5.375%, 12/15/20 ..................................................................          2,750,000          2,943,545
       Deschutes and Jefferson Counties School District No. 2J Redmond GO,
          5.50%, 6/15/34 ....................................................................          5,000,000          5,321,850
          Series A, FGIC Insured, 5.00%, 6/15/21 ............................................          1,000,000          1,056,840
       Deschutes County Administrative School District No. 1 GO, Series A, FSA
          Insured, Pre-Refunded, 5.125%, 6/15/21 ............................................          3,500,000          3,786,895
       Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade
          Healthcare, Refunding, 8.25%, 1/01/38 .............................................         20,000,000         23,037,000
          Series B, AMBAC Insured, 5.375%, 1/01/35 ..........................................          7,000,000          6,889,750


                    160 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
          11/01/21 ..........................................................................   $      1,000,000   $      1,039,390
       Eugene Electric Utility Revenue, Refunding, 5.00%, 8/01/33 ...........................         10,060,000         10,192,188
       Gresham Stormwater Revenue, FGIC Insured, Pre-Refunded, 5.30%, 5/01/21 ...............          1,190,000          1,288,032
       High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 .............          1,010,000          1,017,918
       Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ..........................................          5,360,000          5,471,488
       Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
          Radian Insured, 5.375%,
          10/01/26 ..........................................................................          2,000,000          1,800,560
          10/01/31 ..........................................................................          2,000,000          1,711,540
       Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,
          12/01/27 ..........................................................................          1,000,000            947,960
          12/01/32 ..........................................................................          1,000,000            895,940
          12/01/37 ..........................................................................          1,475,000          1,276,465
       Jackson County School District No. 4 GO, FSA Insured,
          5.00%, 6/15/20 ....................................................................          1,450,000          1,493,181
          Pre-Refunded, 5.00%, 6/15/20 ......................................................            550,000            594,869
       Jackson County School District No. 6 Central Point GO, Refunding, FSA
       Insured, 4.75%,
          6/15/20 ...........................................................................          2,005,000          2,119,726
       Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
          6/15/20 ...........................................................................          1,680,000          1,817,054
          6/15/21 ...........................................................................          1,500,000          1,622,370
       Jackson County School District No. 549C Medford GO,
          5.00%, 6/15/33 ....................................................................          3,225,000          3,285,985
          Series B, FSA Insured, 5.00%, 12/15/32 ............................................          5,765,000          5,885,316
       Keizer Special Assessment, Keizer Station Area A Local, 5.20%, 6/01/31 ...............          3,500,000          3,463,810
       Klamath Falls Intercommunity Hospital Authority Revenue, Merle West Medical Center
          Project,
          Pre-Refunded, 6.25%, 9/01/31 ......................................................          3,290,000          3,828,047
          Refunding, 6.25%, 9/01/31 .........................................................          1,960,000          1,707,964
          Refunding, Assured Guaranty, 5.00%, 9/01/36 .......................................          5,000,000          4,276,200
       Lane and Douglas Counties School District No. 45J3 GO, South Lane District,
          Refunding,
          FSA Insured, 4.75%, 6/15/25 .......................................................          3,510,000          3,589,466
       Lane County Metropolitan Wastewater Management Commission Revenue,
          5.25%, 11/01/28 ...................................................................          5,000,000          5,292,800
          FGIC Insured, 4.75%, 11/01/26 .....................................................          1,615,000          1,617,939
       Lane County School District No. 19 Springfield GO, FSA Insured, zero cpn.,
          6/15/27 ...........................................................................          5,580,000          2,022,973
          6/15/28 ...........................................................................          2,000,000            675,260
          6/15/29 ...........................................................................          1,925,000            599,349
       Lane County School District No. 52 Bethel GO, Refunding, FSA Insured,
          5.00%, 6/15/20 ....................................................................          5,700,000          5,955,645
       Lebanon GO, AMBAC Insured, 5.00%,
          6/01/25 ...........................................................................          1,635,000          1,711,731
          6/01/27 ...........................................................................          1,675,000          1,734,128
       Linn County Community School District No. 9 GO,
          Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ...............................          1,155,000          1,325,674
          Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ...............................          9,495,000         10,916,496
          MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 .......................................          5,000,000          5,251,950


                    Quarterly Statements of Investments | 161

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Linn County School District No. 55 GO, Sweet Home, FSA Insured, Pre-Refunded, 5.00%,
          6/15/29 ...........................................................................   $      1,000,000   $      1,081,580
       Medford Hospital Facilities Authority Revenue, Asante Health System, Refunding,
          Series A, MBIA Insured, 5.00%,
             8/15/18 ........................................................................          2,570,000          2,460,698
             8/15/24 ........................................................................          1,715,000          1,524,378
       Multnomah County Educational Facilities Revenue, University of Portland Project,
          Pre-Refunded, 6.00%, 4/01/25 ......................................................          2,000,000          2,081,680
       Multnomah County School District No. 7 Reynolds GO, Series 2005, MBIA Insured, 5.00%,
          6/01/35 ...........................................................................          3,220,000          3,222,769
       Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
          Pre-Refunded, 5.00%, 6/15/21 ......................................................          5,000,000          5,407,900
       Multnomah-Clackamas Counties Centennial School District No. 28-JT GO, Capital
          Appreciation, AMBAC Insured, zero cpn., 6/01/16 ...................................          2,260,000          1,700,514
       Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam
          Fishway Project, 5.20%, 12/01/24 ..................................................          5,000,000          4,937,700
       Oak Lodge Water District GO, AMBAC Insured, 7.50%, 12/01/09 ..........................            215,000            215,748
       Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 .............          3,745,000          3,895,100
       Oregon Health and Science University Revenue,
          Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 7/01/21 .......         11,480,000          5,682,485
(a)       Refunding, Series A, 5.75%, 7/01/39 ...............................................          7,000,000          7,155,400
          Series A, MBIA Insured, 5.00%, 7/01/32 ............................................         24,750,000         20,305,890
       Oregon State Department of Administrative Services COP,
          FSA Insured, 4.625%, 5/01/30 ......................................................          7,795,000          7,696,939
          Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ................................         10,000,000         10,103,400
          Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ................................          7,500,000          7,654,275
          Refunding, Series B, FSA Insured, 5.00%, 5/01/21 ..................................          1,805,000          1,901,152
          Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 .............................          2,000,000          2,115,400
          Series A, FSA Insured, 5.00%, 5/01/23 .............................................          2,695,000          2,863,222
          Series A, FSA Insured, 5.00%, 5/01/30 .............................................         13,205,000         13,592,171
          Series B, FGIC Insured, 5.00%, 11/01/30 ...........................................         19,100,000         19,392,039
       Oregon State Department of Administrative Services Lottery Revenue,
          Oregon Administration, Lottery, Series A, FSA Insured, 5.00%, 4/01/25 .............          5,000,000          5,371,200
          Oregon Administration, Lottery, Series A, FSA Insured, 5.00%, 4/01/27 .............          2,000,000          2,122,120
          Series A, 5.00%, 4/01/29 ..........................................................          1,750,000          1,810,340
       Oregon State Department of Transportation Highway User Tax Revenue,
          Refunding, Series A, 5.00%, 11/15/25 ..............................................          1,295,000          1,355,891
          Refunding, Series A, 5.00%, 11/15/29 ..............................................          3,330,000          3,424,172
          senior lien, Series A, 5.00%, 11/15/29 ............................................          3,085,000          3,230,242
          senior lien, Series A, 4.50%, 11/15/32 ............................................         20,000,000         19,407,200
          senior lien, Series A, 5.00%, 11/15/33 ............................................          6,500,000          6,643,000
          Series A, 5.00%, 11/15/28 .........................................................         15,000,000         15,482,850
          Series A, Pre-Refunded, 5.125%, 11/15/23 ..........................................          5,000,000          5,621,500
(b)       Oregon State EDR, Georgia-Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 .....          7,910,000          5,971,734
       Oregon State Facilities Authority Revenue,
          Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%,
             7/01/35 ........................................................................          3,660,000          2,638,970
          University of Portland Projects, Series A, 5.00%, 4/01/32 .........................          6,545,000          6,002,550
          Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%,
             10/01/35 .......................................................................          5,210,000          4,996,234


                    162 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Oregon State GO,
          Alternative Energy Project, Series B, 6.00%, 10/01/26 .............................   $      1,680,000   $      1,916,846
          Elderly and Disabled Housing, Series A, 6.00%, 8/01/15 ............................            910,000            912,230
          Elderly and Disabled Housing, Series A, 6.00%, 8/01/21 ............................            455,000            455,696
          Elderly and Disabled Housing, Series A, 5.375%, 8/01/28 ...........................          1,435,000          1,408,811
          Elderly and Disabled Housing, Series A, 4.70%, 8/01/42 ............................          3,205,000          2,698,033
          Elderly and Disabled Housing, Series B, 6.10%, 8/01/17 ............................          1,410,000          1,412,933
          Elderly and Disabled Housing, Series B, 6.25%, 8/01/23 ............................          2,015,000          2,018,889
          Elderly and Disabled Housing, Series C, 6.50%, 8/01/22 ............................            335,000            334,970
          State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/30 ..............          1,705,000          1,762,373
          State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38 ..............          1,500,000          1,534,215
          State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ..............          7,745,000          7,985,869
          State Board of Higher Education, Series A, 5.00%, 8/01/31 .........................          1,695,000          1,753,630
          State Board of Higher Education, Series A, 5.00%, 8/01/34 .........................          5,000,000          5,147,850
          State Board of Higher Education, Series A, 5.00%, 8/01/36 .........................          2,715,000          2,772,151
          State Board of Higher Education, Series A, 5.00%, 8/01/37 .........................          5,555,000          5,674,099
          State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ...........          8,000,000          8,146,800
          State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31 ...........          2,000,000          2,171,040
          State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35 ...........          6,000,000          6,979,920
          State Board of Higher Education, Series B, 5.00%, 8/01/38 .........................          5,000,000          5,114,050
          State Board of Higher Education, Series C, 5.00%, 8/01/37 .........................          1,115,000          1,138,906
          Veteran's Welfare, Series 77, 5.30%, 10/01/29 .....................................          1,420,000          1,422,400
          Veteran's Welfare, Series A, 5.70%, 10/01/32 ......................................          2,140,000          2,147,169
       Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
          Peacehealth, AMBAC Insured, 5.00%, 11/15/26 .......................................          5,500,000          5,586,845
          Reed College Project, Series A, 5.75%, 7/01/32 ....................................         10,735,000         10,975,357
       Oregon State Housing and Community Services Department MFHR, Series B, 6.00%,
          7/01/31 ...........................................................................          5,000,000          5,000,900
       Oregon State Housing and Community Services Department Mortgage Revenue,
          SFM Program, Series A, 6.35%, 7/01/14 .............................................            355,000            355,401
          SFM Program, Series A, 6.40%, 7/01/18 .............................................            230,000            230,297
          SFM Program, Series A, 6.45%, 7/01/26 .............................................            430,000            430,327
          SFM Program, Series C, 6.20%, 7/01/15 .............................................            380,000            380,502
          SFM Program, Series C, 6.40%, 7/01/26 .............................................            225,000            225,164
          SFM Program, Series D, 6.80%, 7/01/27 .............................................            305,000            305,085
          SFM Program, Series H, FHA Insured, 5.75%, 7/01/30 ................................          1,095,000          1,098,274
          SFMR, Refunding, Series G, 5.35%, 7/01/30 .........................................          5,880,000          5,960,438
       Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
          5.80%, 6/15/20 ....................................................................          1,985,000          2,094,790
       Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .....................            945,000            870,950
       Port of Portland International Airport Revenue,
          Portland International Airport, Refunding, Series D, FGIC Insured, 5.00%,
          7/01/23 ...........................................................................          3,000,000          2,840,130
          Portland International Airport, Series 7B, MBIA Insured, Pre-Refunded, 7.10%,
          7/01/21 ...........................................................................          2,800,000          3,154,704
          Portland International Airport, Series 12C, FGIC Insured, 5.00%, 7/01/18 ..........          1,500,000          1,509,180
          Portland International Airport, Series A, AMBAC Insured, 5.50%, 7/01/24 ...........         22,000,000         22,221,100
          Series Nineteen, 5.50%, 7/01/38 ...................................................         23,000,000         23,762,220
       Port St. Helens PCR, Portland General Electric Co. Project, Series A, 5.25%,
          8/01/14 ...........................................................................          3,600,000          3,301,416
       Portland Community College District GO, Series B, Pre-Refunded, 5.00%, 6/01/21 .......          6,290,000          6,786,910


                    Quarterly Statements of Investments | 163

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT        VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35 ..................   $      5,000,000   $      5,320,300
       Portland GO,
          Central City Streetcar Project, Series A, 4.75%, 4/01/21 ..........................          3,600,000          3,609,540
          Limited Tax, Series A, 5.00%, 6/01/24 .............................................         10,000,000         10,315,300
          Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ..............................          6,315,000          6,451,025
          Limited Tax, Series B, zero cpn., 6/01/21 .........................................          1,000,000            585,020
       Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, MBIA
          Insured, 6.00%, 7/01/33 ...........................................................          2,000,000          1,942,900
       Portland MFR,
           Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ..........................            845,000            846,969
           Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 .....          3,130,000          3,154,915
       Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC
          Insured, 5.00%, 6/15/21 ...........................................................          3,000,000          3,134,550
       Portland Sewer System Revenue,
          first lien, Series A, FSA Insured, 5.00%, 10/01/24 ................................          6,235,000          6,586,342
          second lien, Refunding, Series A, FSA Insured, 5.00%, 6/01/23 .....................          2,500,000          2,616,825
          second lien, Series B, MBIA Insured, 5.00%, 6/15/28 ...............................          5,105,000          5,322,984
       Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor, Refunding,
          Series A, FGIC Insured, 5.00%,
          6/15/24 ...........................................................................          1,295,000          1,284,174
          6/15/25 ...........................................................................          2,385,000          2,346,220
       Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
          AMBAC Insured, 5.50%, 6/15/20 .....................................................          3,000,000          3,086,490
       Portland Water System Revenue,
          MBIA Insured, 4.50%, 10/01/27 .....................................................          1,000,000          1,006,150
          MBIA Insured, 4.50%, 10/01/28 .....................................................          3,895,000          3,897,181
          second lien, Series A, MBIA Insured, 4.375%, 10/01/25 .............................          3,415,000          3,452,189
       Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ...................................          1,260,000          1,279,114
       Salem Hospital Facility Authority Revenue,
          Salem Hospital Project, Series A, 5.00%, 8/15/27 ..................................         11,000,000         10,070,610
          Salem Hospital Project, Series A, 5.00%, 8/15/36 ..................................         27,000,000         23,304,240
          Series A, 5.75%, 8/15/23 ..........................................................         10,000,000         10,286,800
       Salem-Keizer School District No. 24J GO,
          Deferred Interest, Series B, zero cpn., 6/15/30 ...................................          8,500,000          2,828,715
          Pre-Refunded, 5.00%, 6/01/19 ......................................................          9,500,000          9,500,000
       Southwestern Community College District GO, MBIA Insured, Pre-Refunded,
          5.00%, 6/01/28 ....................................................................          1,100,000          1,248,830
       Sunrise Water Authority Water Revenue, sub. lien,
          Series B, XLCA Insured, 5.00%, 9/01/25 ............................................          1,160,000          1,101,513
          XLCA Insured, 5.00%, 3/01/25 ......................................................          1,660,000          1,732,210
       Tillamook and Yamhill Counties School District No. 101 Nestucca Valley GO,
          FSA Insured, 5.00%, 6/15/25                                                                  1,560,000          1,642,867
       Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport
          Light Rail, Series 1, Pre-Refunded, 5.65%, 6/01/29 ................................         14,080,000         14,220,800
       Washington and Clackamas Counties Tigard-Tualatin School District No. 23J
          GO, MBIA Insured, Pre-Refunded, 5.00%, 6/15/22 ....................................          7,000,000          7,761,250


                    164 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       OREGON (CONTINUED)
       Washington Clackamas and Yamhill Counties School District No. 88J GO, Sherwood,
          Series A, MBIA Insured, zero cpn., 6/15/27 ........................................   $      3,500,000   $      1,367,450
          Series A, MBIA Insured, zero cpn., 6/15/28 ........................................          2,960,000          1,060,479
          Series A, MBIA Insured, zero cpn., 12/15/31 .......................................          3,515,000            981,704
          Series B, MBIA Insured, 4.50%, 12/15/31 ...........................................          2,900,000          2,761,757
       Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured,
          5.00%, 10/01/19 ...................................................................          3,905,000          4,021,447
       Washington County GO,
          Obligations, Refunding, 4.375%, 6/01/26 ...........................................          1,000,000          1,021,270
          Pre-Refunded, 5.00%, 6/01/26 ......................................................         10,000,000         10,790,000
       Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%,
          6/01/22 ...........................................................................          4,155,000          4,607,646
       Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA
          Insured, 5.60%, 4/01/20 ...........................................................          1,000,000          1,042,670
       Yamhill County McMinnville School District No. 40 GO, FSA Insured, 5.00%, 6/15/28 ....          4,000,000          4,063,400
                                                                                                                   ----------------
                                                                                                                        760,705,517
                                                                                                                   ----------------
       U.S. TERRITORIES 17.6%
       PUERTO RICO 16.8%
       Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
          Refunding, 5.625%, 5/15/43 ........................................................         10,000,000          7,004,100
       Puerto Rico Commonwealth GO,
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ...........................         15,000,000         13,791,450
          Public Improvement, Series A, 5.00%, 7/01/29 ......................................         10,000,000          8,715,000
          Public Improvement, Series A, 5.125%, 7/01/31 .....................................          9,885,000          8,634,449
          Public Improvement, Series A, 5.375%, 7/01/33 .....................................         10,000,000          8,946,600
          Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 .......................          5,115,000          5,559,954
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/28 .................          4,500,000          4,572,090
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y, Pre-Refunded, 5.50%, 7/01/36 ............................................         13,000,000         15,721,550
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 .................................         10,000,000          8,572,200
          Series D, Pre-Refunded, 5.375%, 7/01/36 ...........................................         10,000,000         11,087,800
       Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue,
          Series A, AMBAC Insured, 5.00%, 7/01/31 ...........................................          6,250,000          5,070,437
       Puerto Rico Electric Power Authority Power Revenue,
          Series II, FSA Insured, Pre-Refunded, 5.125%, 7/01/26 .............................          9,150,000         10,281,489
          Series II, Pre-Refunded, 5.25%, 7/01/31 ...........................................         12,000,000         13,529,040
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 .............................         10,000,000         11,658,900
          Series WW, 5.25%, 7/01/33 .........................................................          9,690,000          9,231,857
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3,
          MBIA Insured, 6.00%, 7/01/25 ......................................................         15,000,000         15,184,650
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.50%, 8/01/29 ......................................................          5,000,000          5,488,050
                                                                                                                   ----------------
                                                                                                                        163,049,616
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 165

Franklin Tax-Free Trust

       FRANKLIN OREGON TAX-FREE INCOME FUND                                                     PRINCIPAL AMOUNT         VALUE
       ------------------------------------                                                     ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       VIRGIN ISLANDS 0.8%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%,
          10/01/15 ..........................................................................   $      1,635,000   $      1,595,318
          10/01/18 ..........................................................................          2,400,000          2,355,240
       Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
          7/01/18 ...........................................................................          2,500,000          2,393,900
          7/01/21 ...........................................................................          1,400,000          1,316,574
                                                                                                                   ----------------
                                                                                                                          7,661,032
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                           170,710,648
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $927,343,939) ..............                           931,416,165
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 2.9%
       MUNICIPAL BONDS 2.9%
       OREGON 2.9%
(c)    Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
          Daily VRDN and Put, 0.30%, 8/15/37 ................................................         13,500,000         13,500,000
          Refunding, Daily VRDN and Put, 0.18%, 8/15/32 .....................................         14,600,000         14,600,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $28,100,000) ......................................                            28,100,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $955,443,939) 99.0% ..........................................                           959,516,165
       OTHER ASSETS, LESS LIABILITIES 1.0% ..................................................                             9,205,771
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $    968,721,936
                                                                                                                   ================

See Abbreviations on page 183.

(a)  Security purchased on a when-issued basis.

(b) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    166 | Quarterly Statements of Investments

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS 98.9%
       PENNSYLVANIA 92.3%
       Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
          Refunding, FGIC Insured, 5.75%, 1/01/18 ...........................................   $      1,000,000   $        978,790
       Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .................................          4,000,000          3,941,240
       Allegheny County GO,
          MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 .......................................          1,000,000          1,118,780
          Notes, Series C-60, FSA Insured, 5.00%, 11/01/27 ..................................          3,000,000          3,140,310
          Series C-61, Assured Guaranty, 5.00%, 12/01/33 ....................................          5,000,000          5,083,150
       Allegheny County Higher Education Building Authority University Revenue, Duquesne
          University,
          5.00%, 3/01/28 ....................................................................          3,000,000          2,988,930
          5.00%, 3/01/33 ....................................................................          1,300,000          1,235,767
          Series A, XLCA Insured, 5.00%, 3/01/29 ............................................          5,000,000          4,913,400
          Series A, XLCA Insured, 5.00%, 3/01/33 ............................................          6,630,000          6,285,439
       Allegheny County Hospital Development Authority Revenue,
(a)       5.625%, 8/15/39 ...................................................................         12,000,000         11,873,160
          Health System, Series A, MBIA Insured, Pre-Refunded, 6.50%, 11/15/30 ..............         10,000,000         11,017,700
       Allegheny County IDAR,
          County Guaranteed, Refunding, Series B, MBIA Insured, 5.00%, 11/01/29 .............          1,485,000          1,495,573
          County Guaranteed, Series B, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 ..........          7,515,000          8,421,008
          Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ...................          2,000,000          1,999,780
          Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ..................         10,000,000          8,845,300
          Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ...................          7,530,000          6,675,420
          Series A, MBIA Insured, Pre-Refunded, 5.00%, 11/01/29 .............................          5,000,000          5,602,800
       Allegheny County Port Authority Special Revenue, Transportation, Refunding, FGIC
          Insured, 5.00%,
          3/01/25 ...........................................................................         13,250,000         13,282,595
          3/01/29 ...........................................................................         16,500,000         16,094,430
       Allegheny County Residential Finance Authority Mortgage Revenue, SFM,
          Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19 .............................            245,000            246,541
          Refunding, Series DD-2, GNMA Secured, 5.40%, 11/01/29 .............................          1,195,000          1,183,277
          Series II-2, GNMA Secured, 5.90%, 11/01/32 ........................................            730,000            733,774
       Allegheny County Sanitation Authority Sewer Revenue,
          FGIC Insured, 5.00%, 12/01/37 .....................................................         11,745,000         11,414,848
          Refunding, Series A, MBIA Insured, 5.00%, 12/01/30 ................................          7,000,000          6,909,210
       Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ...................          1,550,000          1,594,284
       Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ............          4,430,000          4,439,569
       Armstrong County GO, Refunding, MBIA Insured, 5.40%, 6/01/31 .........................          2,500,000          2,539,125
       Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ....................................          3,675,000          3,614,767
       Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ............          4,000,000          4,563,360
       Butler County Hospital Authority Hospital Revenue, Butler Health System Project,
          7.25%, 7/01/39 ....................................................................          4,500,000          4,770,270
       Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .........            500,000            500,000
       Catasauqua Area School District GO, Refunding, FSA Insured, 5.00%, 2/15/36 ...........          6,000,000          5,990,760
       Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center
          Project, Assured Guaranty,
          5.875%, 11/15/29 ..................................................................          1,000,000          1,024,980
          6.125%, 11/15/39 ..................................................................          3,200,000          3,255,328
          6.25%, 11/15/44 ...................................................................          2,500,000          2,543,675


                    Quarterly Statements of Investments | 167

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
          5.55%, 7/01/09 ....................................................................   $      1,215,000   $      1,214,818
          5.60%, 7/01/10 ....................................................................            600,000            598,980
          5.75%, 7/01/12 ....................................................................          1,795,000          1,779,491
          5.75%, 7/01/17 ....................................................................          2,200,000          2,068,484
          5.625%, 7/01/21 ...................................................................          1,500,000          1,333,620
       Connellsville Area School District GO, Series B, FSA Insured, 5.00%, 11/15/37 ........          1,000,000          1,011,890
       Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of
          Independent Colleges and Universities of Pennsylvania Financing Program,
          Series A, AMBAC Insured, Pre-Refunded, 5.50%, 11/01/30 ............................          1,200,000          1,275,468
          Series GG1, MBIA Insured, 5.00%, 5/01/34 ..........................................          7,610,000          7,659,084
       Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
          Series B, MBIA Insured, ETM, 6.25%, 7/01/16 .......................................          5,000,000          5,711,500
       Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39 ......................          7,500,000          7,799,625
       Delaware County Authority College Revenue,
          Cabrini College, Radian Insured, Pre-Refunded, 5.875%, 7/01/29 ....................          5,245,000          5,265,403
          Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29 .......................          1,140,000          1,036,933
          Eastern College, Series C, 5.625%, 10/01/28 .......................................          2,210,000          1,778,873
          Haverford College, 5.75%, 11/15/29 ................................................          3,500,000          3,602,935
          Haverford College, 6.00%, 11/15/30 ................................................          1,750,000          1,808,048
       Delaware County Authority Hospital Revenue, Crozer Keystone Obligation, Group A,
          5.00%, 12/15/31 ...................................................................          5,000,000          3,249,300
       Delaware County Authority Revenue,
          Dunwoody Village Project, Pre-Refunded, 6.25%, 4/01/30 ............................          1,800,000          1,884,906
          Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ...............         10,800,000         12,270,960
       Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
          6/01/29 ...........................................................................          2,000,000          1,983,900
       Delaware County University Authority Revenue, Villanova University, Series A, MBIA
          Insured, 5.00%, 12/01/28 ..........................................................          3,000,000          3,000,420
       Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
          Insured, 5.60%, 7/01/17 ...........................................................          5,000,000          5,443,000
       Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
          11/01/35 ..........................................................................          6,000,000          4,992,900
       Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
          Refunding, Series B, 6.00%, 9/01/16 ...............................................            600,000            544,842
       Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .....................................          5,000,000          5,051,300
       Erie Higher Education Building Authority College Revenue, Mercyhurst College, 5.50%,
          3/15/38 ...........................................................................          2,000,000          1,702,040
       Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .................          3,000,000          3,195,810
       Erie Water Authority Revenue, FSA Insured, 5.00%, 12/01/43 ...........................          7,000,000          6,744,010
       Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ........          3,610,000          3,697,615
       Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
          7/01/27 ...........................................................................          1,500,000          1,139,985
       Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured,
          5.00%, 11/01/29 ...................................................................          1,250,000          1,254,650
       Johnstown RDA Sewer Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/15/34 .....          1,825,000          2,100,885


                    168 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Lancaster County Hospital Authority Revenue, Health Center,
          Masonic Homes Project, 5.00%, 11/01/31 ............................................   $      3,000,000   $      2,591,490
          Willow Valley Retirement Project, 5.875%, 6/01/21 .................................          1,000,000            980,220
       Lancaster Parking Authority Parking Revenue, Guaranteed, Series A, AMBAC Insured,
          5.00%,
          12/01/32 ..........................................................................          1,700,000          1,649,697
          12/01/35 ..........................................................................          2,500,000          2,428,525
       Latrobe IDAR, St. Vincent College Project, 5.70%, 5/01/31 ............................          1,500,000          1,302,585
       Lehigh County General Purpose Authority Revenues,
          Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 .....          2,750,000          2,871,715
          Muhlenberg College Project, 5.25%, 2/01/34 ........................................          1,500,000          1,499,895
       Lehigh County General Purpose Hospital Revenues, Lehigh Valley Health, Series B,
          FSA Insured, 5.00%, 7/01/35 .......................................................         11,250,000         10,867,950
       Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .................          1,000,000          1,041,400
       Lycoming County Authority College Revenue, Pennsylvania College of Technology,
          AMBAC Insured, 5.25%, 5/01/32 .....................................................          5,030,000          4,151,058
          Refunding, AMBAC Insured, 5.35%, 7/01/26 ..........................................          2,400,000          2,266,416
       Marple Newtown School District GO, FSA Insured, 5.00%, 6/01/31 .......................         11,325,000         11,693,855
       Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ......................................          2,000,000          1,994,520
       Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .............          5,000,000          4,843,000
       Monroe County Hospital Authority Revenue, Hospital, Pocono Medical Center,
          5.00%, 1/01/27 ....................................................................          1,000,000            878,650
          5.125%, 1/01/37 ...................................................................          2,000,000          1,698,380
          5.25%, 1/01/43 ....................................................................          2,000,000          1,707,440
       Montgomery County GO, 5.00%, 9/15/22 .................................................          3,335,000          3,453,326
       Montgomery County Higher Education and Health Authority Revenue, Foulkeways at Gwynedd
          Project, Pre-Refunded, 6.75%,
          11/15/24 ..........................................................................            400,000            415,024
          11/15/30 ..........................................................................          1,000,000          1,037,560
       Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities
          Inc. Obligated Group,
          5.25%, 11/15/28 ...................................................................          5,000,000          4,375,150
          Refunding, Series B, 5.00%, 11/15/22 ..............................................          1,000,000            920,700
       Montour School District GO, FSA Insured, 5.00%,
          4/01/32 ...........................................................................          5,000,000          5,006,050
          4/01/37 ...........................................................................         12,500,000         12,259,750
       Muhlenberg School District GO, Series AA, FGIC Insured, Pre-Refunded, 6.00%,
          9/01/23 ...........................................................................          4,000,000          4,276,200
       Norristown Area School District GO, FGIC Insured, Pre-Refunded, 5.00%, 9/01/27 .......          5,000,000          5,569,050
       Northampton Borough Municipal Authority Water Revenue, MBIA Insured,
          5.00%, 5/15/34 ....................................................................            445,000            432,625
          Pre-Refunded, 5.00%, 5/15/34 ......................................................          1,955,000          2,232,063
       Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
          Project, Series A, 5.50%, 8/15/35 .................................................         10,000,000          8,944,000
          Northampton County General Purpose Authority Revenue,
          Higher Education, Lehigh University, 5.00%, 11/15/39 ..............................         20,000,000         20,265,600
          Lafayette College, Refunding, 5.00%, 11/01/34 .....................................         20,000,000         20,375,000
       Northeastern York School District GO, Series B, FGIC Insured, 5.00%,
          4/01/30 ...........................................................................          1,000,000          1,022,680
          4/01/31 ...........................................................................          2,000,000          2,032,240


                    Quarterly Statements of Investments | 169

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Norwin School District GO,
          FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ........................................   $      5,000,000   $      5,225,550
          FSA Insured, 5.00%, 4/01/37 .......................................................         10,000,000         10,005,700
          FSA Insured, Pre-Refunded, 5.00%, 4/01/35 .........................................          3,000,000          3,492,540
          Series A, MBIA Insured, 5.00%, 4/01/30 ............................................          1,000,000          1,002,530
       Owen J. Roberts School District GO, FSA Insured, 5.00%, 9/01/36 ......................          2,710,000          2,772,276
       Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22 .............          2,835,000          3,146,963
       Pennsylvania Economic Development Financing Authority Revenue, Lincoln University,
          Series A, FGIC Insured, 5.00%, 6/01/33 ............................................          3,325,000          3,234,427
       Pennsylvania Economic Development Financing Authority Water Facility Revenue, American
          Water Co. Project, 6.20%, 4/01/39 .................................................         10,000,000         10,729,200
       Pennsylvania HFA, SFMR, Refunding, Series 103C, 5.45%, 10/01/38 ......................         10,000,000         10,122,600
       Pennsylvania HFAR,
          Future Income Growth Securities, SFM, Series 64, 5.25%, 4/01/30 ...................          3,050,000          2,974,360
          SFM, Refunding, Series 63A, zero cpn., 4/01/30 ....................................         10,885,000          3,117,029
          SFM, Refunding, Series 72A, 5.25%, 4/01/21 ........................................          7,000,000          7,002,310
       Pennsylvania State Higher Educational Facilities Authority College and University
          Revenues,
          Allegheny College, Series B, 6.125%, 11/01/13 .....................................             35,000             34,999
          Drexel University, MBIA Insured, 5.75%, 5/01/22 ...................................          3,095,000          3,097,693
          Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ...........          2,500,000          2,624,225
       Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
          Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured,
          5.875%, 11/15/21 ..................................................................         17,000,000         13,226,510
       Pennsylvania State Higher Educational Facilities Authority Revenue,
          Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ................................          1,500,000          1,514,475
          Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37 ......................          5,000,000          5,085,650
          Drexel University, Series A, 5.00%, 5/01/20 .......................................          1,485,000          1,519,021
          Drexel University, Series A, 5.20%, 5/01/29 .......................................            750,000            752,055
          Drexel University, Series A, MBIA Insured, 5.00%, 5/01/37 .........................         25,525,000         25,108,687
          La Salle University, Series A, 5.00%, 5/01/37 .....................................          2,500,000          2,058,400
          Philadelphia University, Refunding, 5.00%, 6/01/30 ................................          2,295,000          1,730,407
          Scranton University, Refunding, Series A, XLCA Insured, 5.00%, 11/01/35 ...........          5,000,000          4,927,650
          State System of Higher Education, MBIA Insured, 5.00%, 6/15/37 ....................          7,000,000          7,018,200
          State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ...........          3,140,000          3,156,202
          Temple University, First Series, MBIA Insured, Pre-Refunded, 5.00%, 7/15/31 .......          1,500,000          1,642,020
          Temple University, Refunding, MBIA Insured, 5.00%, 4/01/28 ........................          5,000,000          5,054,400
          Temple University, Refunding, MBIA Insured, 5.00%, 4/01/33 ........................         10,000,000          9,821,700
          Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ..........          5,000,000          5,060,150
          University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26 .....          5,000,000          5,430,000
          University Sciences Philadelphia, Assured Guaranty, 5.00%, 11/01/32 ...............          5,000,000          5,025,900
          University Sciences Philadelphia, Refunding, Series A, XLCA Insured, 5.00%,
             11/01/36 .......................................................................          8,315,000          7,944,567
          Widener University, 5.00%, 7/15/31 ................................................            500,000            416,195
          Widener University, 5.00%, 7/15/39 ................................................          5,750,000          4,615,928
       Pennsylvania State Public School Building Authority Community College Revenue,
          Community College Philadelphia Project, 6.00%, 6/15/28 ............................          5,000,000          5,172,200


                    170 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Pennsylvania State Public School Building Authority Lease Revenue, School District of
          Philadelphia Project,
          FSA Insured, Pre-Refunded, 5.00%, 6/01/33 .........................................   $     15,000,000   $     16,972,050
          Refunding, Series B, FSA Insured, 4.75%, 6/01/30 ..................................          5,000,000          5,015,600
       Pennsylvania State Public School Building Authority Revenue,
          Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 .....................          1,000,000            999,970
          Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ......................          2,500,000          2,580,600
          Lehigh Career and Technical Institution, MBIA Insured, Pre-Refunded, 5.00%,
             10/01/31 .......................................................................          1,000,000          1,089,860
       Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA
          Insured,
          5.00%, 12/01/24 ...................................................................          1,655,000          1,668,902
          Pre-Refunded, 5.00%, 12/01/31 .....................................................          5,000,000          5,660,100
       Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
          7/15/31 ...........................................................................         10,000,000         10,935,700
       Pennsylvania State Turnpike Commission Turnpike Revenue,
          Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38 .............          5,000,000          5,490,050
          Series A, AMBAC Insured, 5.00%, 12/01/34 ..........................................          5,000,000          5,019,050
          Series R, AMBAC Insured, 5.00%, 12/01/26 ..........................................          2,000,000          2,052,200
          Series R, AMBAC Insured, 5.00%, 12/01/30 ..........................................         11,125,000         11,294,767
          sub. bond, Series A, Assured Guaranty, 5.00%, 6/01/39 .............................         20,000,000         20,251,400
       Pennsylvania State University Revenue, 5.00%, 9/01/35 ................................          1,000,000          1,017,080
       Philadelphia Authority for IDR,
          Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%,
             12/01/23 .......................................................................          6,205,000          5,888,669
          Cultural and Commercial Corridors Program, Series A, FGIC Insured, 5.00%,
             12/01/25 .......................................................................          5,690,000          5,239,238
          Please Touch Museum Project, 5.25%, 9/01/36 .......................................          7,210,000          5,138,855
          Series B, AMBAC Insured, 5.25%, 7/01/31 ...........................................          2,000,000          1,750,340
       Philadelphia Gas Works Revenue, Twelfth Series B, MBIA Insured, ETM, 7.00%,
          5/15/20 ...........................................................................            835,000          1,017,581
       Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 .........................         10,000,000         10,750,700
       Philadelphia Hospitals and Higher Education Facilities Authority Hospital Revenue,
          Temple University Health System, Refunding, Series A,
          5.50%, 7/01/30 ....................................................................          5,000,000          3,870,250
          5.00%, 7/01/34 ....................................................................          5,000,000          3,501,650
       Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured,
          5.00%, 12/01/21 ...................................................................          5,000,000          5,195,450
       Philadelphia IDA Lease Revenue, Series B, FSA Insured, Pre-Refunded, 5.125%,
          10/01/26 ..........................................................................         12,000,000         13,200,360
       Philadelphia Parking Authority Airport Parking Revenue, FSA Insured, 5.25%,
          9/01/22 ...........................................................................          3,250,000          3,274,343
          9/01/29 ...........................................................................         13,000,000         13,034,320
       Philadelphia RDAR, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
          4/15/31 ...........................................................................         14,565,000         12,409,817
       Philadelphia School District GO,
          Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ..............................          8,000,000          8,306,720
          Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34 .............................          5,000,000          5,744,300
          Series E, 6.00%, 9/01/38 ..........................................................          5,000,000          5,164,150


                    Quarterly Statements of Investments | 171

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Philadelphia Water and Wastewater Revenue, Series A,
          5.25%, 1/01/36 ....................................................................   $      3,000,000   $      2,961,750
          FGIC Insured, 5.00%, 11/01/31 .....................................................          2,765,000          2,692,170
          FSA Insured, 5.00%, 7/01/28 .......................................................          5,000,000          4,987,600
          FSA Insured, 5.00%, 7/01/29 .......................................................         11,645,000         11,499,205
       Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded,
          6.00%, 12/01/24 ...................................................................          2,000,000          2,110,420
       Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ........          1,295,000          1,295,311
       Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14 ......            825,000            940,203
       Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 .............          8,870,000          9,699,788
       Reading Area Water Authority Water Revenue, FSA Insured, 5.00%, 12/01/27 .............          3,400,000          3,559,562
       Reading GO, FSA Insured, 6.00%, 11/01/28 .............................................          2,000,000          2,099,560
       Reading School District GO, FSA Insured, 5.00%, 1/15/36 ..............................          8,500,000          8,614,155
       Sayre Health Care Facilities Authority Revenue, Guthrie Healthcare System,
          Refunding, Series A, 5.875%, 12/01/31 .............................................            555,000            526,196
          Series A, Pre-Refunded, 5.875%, 12/01/31 ..........................................          1,945,000          2,182,562
       Scranton School District GO,
          Series A, FSA Insured, 5.00%, 7/15/38 .............................................          5,430,000          5,497,984
          Series C, FSA Insured, 5.00%, 7/15/38 .............................................          5,000,000          5,062,600
       Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton,
          XLCA Insured, 5.00%, 11/01/37 .....................................................          8,125,000          7,896,525
       Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ........          2,000,000          2,204,320
       Snyder County Higher Education Authority University Revenue, Susquehanna University
          Project, 5.00%, 1/01/38 ...........................................................          4,000,000          3,812,880
       Southcentral General Authority Revenue,
          WellSpan Health Obligated Group, MBIA Insured, ETM, 5.25%, 5/15/31 ................          1,875,000          1,959,600
          WellSpan Health Obligated Group, MBIA Insured, Pre-Refunded, 5.25%, 5/15/31 .......          8,125,000          8,838,294
          WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25 ..............         10,000,000         10,756,600
          York College of Pennsylvania, Associates, XLCA Insured, 5.00%, 5/01/37 ............          1,090,000          1,077,018
       Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          9/01/25 ...........................................................................          6,900,000          7,713,027
       Southmoreland School District GO, MBIA Insured, 5.00%, 4/01/27 .......................          5,025,000          5,172,986
       State Public School Building Authority College Revenue,
          Delaware County Community College Project, FSA Insured, 5.00%, 10/01/32 ...........          1,000,000          1,015,630
          Montgomery County Community College, FSA Insured, 5.00%, 5/01/28 ..................          1,225,000          1,288,798
          Westmoreland County Community College, FGIC Insured, 5.25%, 10/15/22 ..............          2,170,000          2,218,152
       State Public School Building Authority School Revenue, Harrisburg School District
          Project, Series A, Assured Guaranty, 5.00%, 11/15/33 ..............................          5,000,000          4,971,950
       Susquehanna Area Regional Airport Authority Airport System Revenue,
          Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28 ................................          2,000,000          1,628,400
          Series A, 6.50%, 1/01/38 ..........................................................          4,000,000          3,093,840
       University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
          Capital Project, Series B, 5.00%, 9/15/31 .........................................         10,000,000         10,248,200
       Upper St. Clair Township School District GO,
          FSA Insured, Pre-Refunded, 5.00%, 7/15/28 .........................................            465,000            512,425
          Refunding, FSA Insured, 5.00%, 7/15/28 ............................................            535,000            545,791
       Washington County Authority Revenue, Capital Projects and Equipment Program,
          Refunding, AMBAC Insured, 6.15%, 12/01/29 .........................................            440,000            440,000


                    172 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT         VALUE
       ------------------------------------------                                               ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       PENNSYLVANIA (CONTINUED)
       Washington County GO,
          Refunding, Series A, AMBAC Insured, 5.125%, 9/01/27 ...............................   $      4,295,000   $      4,402,246
          Series A, AMBAC Insured, Pre-Refunded, 5.125%, 9/01/27 ............................            705,000            790,862
       West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
          9/01/19 ...........................................................................          2,000,000          2,041,640
          9/01/20 ...........................................................................          3,805,000          3,871,321
       West Mifflin Area School District GO, FSA Insured, 5.125%, 4/01/31 ...................          1,000,000          1,033,260
       Whitehall Coplay School District GO, Series A, FSA Insured, 5.375%, 11/15/34 .........          6,000,000          6,198,300
       Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%,
          3/01/37 ...........................................................................          4,500,000          3,395,565
       Wyoming Area School District GO, Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 ...          5,005,000          5,172,367
                                                                                                                   ----------------
                                                                                                                        964,028,683
                                                                                                                   ----------------
       U.S. TERRITORIES 6.6%
       PUERTO RICO 6.2%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/44 ....................................................................          2,100,000          2,054,766
       Puerto Rico Commonwealth GO,
          Public Improvement, Series A, 5.00%, 7/01/29 ......................................          4,000,000          3,486,000
          Public Improvement, Series A, 5.00%, 7/01/33 ......................................         13,960,000         11,765,348
          Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/33 ........................         16,040,000         18,191,124
          Series A, 5.00%, 7/01/28 ..........................................................          5,000,000          4,352,750
          Series A, 5.25%, 7/01/37 ..........................................................         10,000,000          8,621,200
       Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
          5.00%, 7/01/37 ....................................................................          7,010,000          5,808,416
       Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/01/32 ........          5,100,000          4,690,572
       Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, 5.00%, 7/01/36 ..          5,950,000          4,977,592
                                                                                                                   ----------------
                                                                                                                         63,947,768
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%,
          10/01/33 ..........................................................................          5,000,000          4,216,050
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES ...............................................................                            68,163,818
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
          (COST $1,037,292,822) .............................................................                         1,032,192,501
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS (COST $9,900,000) 0.9%
       MUNICIPAL BONDS 0.9%
       PENNSYLVANIA 0.9%
(b)    Geisinger Authority Health System Revenue, Geisinger Health System, Refunding,
          Series A, Daily VRDN and Put, 0.10%, 5/15/35 ......................................          9,900,000          9,900,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $1,047,192,822) 99.8% ........................................                         1,042,092,501
       OTHER ASSETS, LESS LIABILITIES 0.2% ..................................................                             2,361,103
                                                                                                                   ----------------
       NET ASSETS 100.0% ....................................................................                      $  1,044,453,604
                                                                                                                   ================

See Abbreviations on page 183.

(a) Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 173

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

       FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS 97.4%
       VIRGINIA 79.6%
       Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
          5.375%, 7/01/28 ...................................................................   $      5,000,000   $      4,487,650
(a)    Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding, 6.30%, 12/01/25            2,000,000          1,497,500
          Series A, 6.55%, 12/01/25 .........................................................          5,000,000          3,848,100
       Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ..................................          1,245,000          1,406,053
       Capital Region Airport Commission Airport Revenue, FSA Insured, 5.00%,
          7/01/31 ...........................................................................          2,000,000          2,052,780
          7/01/38 ...........................................................................          5,895,000          5,954,775
       Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ....................          1,000,000          1,001,080
       Charlotte County IDA, Hospital Revenue, Halifax Regional Hospital Inc., 5.00%,
          9/01/37 ...........................................................................          2,500,000          2,000,375
       Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
          7/15/19 ...........................................................................          2,845,000          2,848,442
          7/15/32 ...........................................................................          8,000,000          7,346,560
       Chesterfield County EDA, PCR, Virginia Electric and Power, Refunding, Series A, 5.00%,
          5/01/23 ...........................................................................          5,000,000          5,214,200
       Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
          2/15/30 ...........................................................................          1,410,000          1,430,530
       Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
          9/01/29 ...........................................................................          8,000,000          8,077,440
       Fairfax County IDAR, Health Care, Inova Health System Project,
          Refunding, Series A, 5.00%, 8/15/18 ...............................................          2,100,000          2,104,179
          Refunding, Series A, 5.00%, 8/15/25 ...............................................          5,000,000          5,001,450
          Series A, 5.50%, 5/15/35 ..........................................................         10,000,000         10,293,100
       Fairfax County Redevelopment and Housing Authority MFHR, Paul Spring Center,
          Refunding, Series A, FHA Insured,
          5.90%, 6/15/17 ....................................................................            880,000            882,966
          6.00%, 12/15/28 ...................................................................          1,000,000          1,003,340
       Fairfax County Water Authority Water Revenue,
          Pre-Refunded, 5.00%, 4/01/27 ......................................................          2,830,000          3,121,405
          Refunding, 5.00%, 4/01/27 .........................................................         11,420,000         11,740,331
       Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
          Series B, FSA Insured, 5.00%,
          4/01/29 ...........................................................................          5,115,000          5,213,464
          4/01/35 ...........................................................................          6,000,000          6,035,340
       Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, Pre-Refunded,
          5.50%, 11/01/30 ...................................................................          1,715,000          1,844,825
       Greater Richmond Convention Center Authority Hotel Tax Revenue,
          Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 ................          8,000,000          8,535,840
          Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 .................          8,175,000          8,733,107
          Refunding, MBIA Insured, 5.00%, 6/15/30 ...........................................         17,555,000         17,599,941
       Hampton Convention Center Revenue, Refunding, AMBAC Insured,
          5.25%, 1/15/23 ....................................................................          3,000,000          3,097,410
          5.125%, 1/15/28 ...................................................................          2,605,000          2,633,525
          5.00%, 1/15/35 ....................................................................          8,600,000          8,369,434
       Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA
          Insured, 5.00%, 7/01/28 ...........................................................         10,000,000          8,832,000
       Hampton Roads Sanitation District Wastewater Revenue, Hampton Roads,
          5.00%, 4/01/33 ....................................................................         10,000,000         10,308,900
          Refunding, 5.00%, 4/01/38 .........................................................         22,400,000         22,928,416


                   174 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ........................................   $      1,000,000   $      1,058,270
       Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
          5.00%,
          8/15/42 ...........................................................................          8,595,000          6,607,062
          8/15/46 ...........................................................................         15,000,000         11,462,100
       Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. .....
          Project, Series A, 6.60%, 5/01/24 .................................................          2,000,000          1,765,820
       Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ....          4,155,000          3,915,340
       King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ....................          3,595,000          3,635,552
       Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
          6.10%, 6/01/32 ....................................................................          1,500,000          1,702,365
       Loudoun County Sanitation Authority Water and Sewer Revenue, 5.00%, 1/01/33 ..........         15,060,000         15,375,055
       Louisa IDA, PCR, Virginia Electric and Power Co. Project, Mandatory Put 12/01/11,
          Series C, 5.00%, 11/01/35 .........................................................          5,000,000          5,255,850
       Manassas Park GO, Series A, CIFG Insured, 5.00%, 4/01/29 .............................          5,545,000          5,645,254
       Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
          5/15/28 ...........................................................................          1,000,000          1,023,200
       Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured,
          Pre-Refunded,
          5.875%, 8/01/21 ...................................................................          1,420,000          1,460,768
          6.10%, 8/01/26 ....................................................................          1,725,000          1,775,146
       Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
          1/15/22 ...........................................................................          1,000,000          1,080,290
       Montgomery County IDA Public Facilities Lease Revenue, Public Projects,
          5.00%, 2/01/29 ....................................................................          6,500,000          6,255,470
       Newport News EDA, EDR, Series A, 5.00%, 1/15/31 ......................................          5,870,000          6,029,312
       Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A,
          GNMA Secured, 6.25%, 8/01/36 ......................................................          2,950,000          2,953,599
       Newport News Water Revenue, FSA Insured, 5.00%, 6/01/37 ..............................          1,345,000          1,376,123
       Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ...........          1,440,000          1,243,786
       Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .................................          5,000,000          4,999,400
       Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured,
          5.00%, 7/01/33 ....................................................................          2,600,000          2,444,026
       Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured,
          Pre-Refunded,  5.00%, 2/01/34 .....................................................          1,000,000          1,103,890
       Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39 ..          6,435,000          6,339,183
       Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial
          Hospital Project, Refunding, FHA Insured, 8.70%, 8/01/23 ..........................             50,000             52,292
       Pittsylvania County GO, Series B, 5.75%, 2/01/30 .....................................          5,800,000          6,198,402
       Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
          7/15/33 ...........................................................................          1,000,000          1,007,070
       Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
          AMBAC Insured, 6.00%, 12/01/33 ....................................................          2,080,000          2,023,590
       Prince William County Service Authority Water and Sewer System Revenue,
          FGIC Insured, Pre-Refunded, 5.50%, 7/01/29 ........................................          5,000,000          5,070,000
          Refunding, 5.00%, 7/01/32 .........................................................          1,750,000          1,795,080
       Richmond GO, FGIC Insured, 5.00%, 7/15/19 ............................................          3,690,000          3,838,449
       Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
          1/01/31 ...........................................................................          4,400,000          4,432,384
       Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured,
          5.00%, 8/01/22 ....................................................................          2,000,000          2,046,740


                   Quarterly Statements of Investments | 175

Franklin Tax-Free Trust

       FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Richmond Public Utility Revenue,
          FSA Insured, 5.00%, 1/15/35 .......................................................   $      3,500,000   $      3,549,385
          FSA Insured, Pre-Refunded, 5.00%, 1/15/33 .........................................          8,500,000          9,310,985
          Refunding, 5.00%, 1/15/35 .........................................................          5,000,000          5,103,100
       Riverside Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
          7/01/28 ...........................................................................          7,000,000          7,191,660
          7/01/32 ...........................................................................         22,000,000         22,100,760
       Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%,
          10/15/37 ..........................................................................         10,000,000         10,174,300
       Stafford County and Staunton IDAR, Virginia Municipal League Assn. Counties Program,
          Series A, MBIA Insured, 5.25%, 8/01/31 ............................................          5,000,000          5,165,250
          Series C, MBIA Insured, 5.00%, 8/01/35 ............................................          7,735,000          7,767,023
          XLCA Insured, 5.00%, 8/01/37 ......................................................          3,985,000          3,902,192
       Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligation,
          5.25%, 6/15/37 ....................................................................          5,000,000          4,418,750
       University of Virginia Revenue,
          General, 5.00%, 6/01/37 ...........................................................          8,935,000          9,162,664
          Series B, 5.00%, 6/01/33 ..........................................................         14,000,000         14,268,660
       Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27 .........          5,635,000          5,926,273
       Virginia Beach Water and Sewer Revenue, Pre-Refunded, 5.25%, 8/01/21 .................          1,865,000          1,967,873
       Virginia College Building Authority Educational Facilities Revenue,
          21st Century College Program, Pre-Refunded, 5.00%, 2/01/21 ........................          1,000,000          1,039,760
          Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ..........................          1,500,000          1,583,250
          Public Higher Education Financing Program, Series A, 5.00%, 9/01/33 ...............          4,010,000          4,123,323
          Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/21 ...........          5,000,000          5,469,700
          Regent University Project, MBIA Insured, Pre-Refunded, 5.125%, 10/01/31 ...........          4,050,000          4,430,457
       Virginia Commonwealth Transportation Board Transportation Revenue,
          Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 .....          8,920,000          9,158,164
          U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%,
             5/15/24 ........................................................................          2,000,000          2,154,500
          U.S. Route 58 Corridor Development Program, Series B, Pre-Refunded, 5.00%,
             5/15/26 ........................................................................         10,000,000         10,772,500
       Virginia Port Authority Port Facility Revenue, MBIA Insured, 4.75%, 7/01/28 ..........          1,500,000          1,443,465
       Virginia State HDA, Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36 .........         10,000,000         10,589,600
       Virginia State HDA Rental Housing Revenue,
          Series J, 5.80%, 2/01/19 ..........................................................          2,000,000          2,011,680
          Series L, 5.75%, 2/01/15 ..........................................................          1,000,000          1,008,760
       Virginia State HDA Revenue, Rental Housing, Series B, 5.625%, 6/01/39 ................          7,240,000          7,455,824
       Virginia State Public School Authority GO, School Financing,
          Series A, 5.00%, 8/01/20 ..........................................................          3,000,000          3,151,380
          Series A, 5.00%, 8/01/21 ..........................................................          4,000,000          4,191,520
          Series C, 5.00%, 8/01/22 ..........................................................          2,000,000          2,083,360
          Series C, 5.00%, 8/01/26 ..........................................................         10,925,000         11,260,179
       Virginia State Public School Authority Special Obligation Fluvanna County Revenue,
          School Financing, 6.00%, 12/01/32 .................................................          5,000,000          5,429,400
       Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
          8/01/27 ...........................................................................          3,000,000          3,018,810
       Virginia State Resources Authority Infrastructure Revenue,
          Senior Series A, 5.00%, 11/01/31 ..................................................          5,000,000          5,194,200
          Senior Series A, 5.00%, 11/01/36 ..................................................          4,915,000          5,043,281


                   176 | Quarterly Statements of Investments

Franklin Tax-Free Trust

       FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                    ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       VIRGINIA (CONTINUED)
       Virginia State Resources Authority Infrastructure Revenue, (continued)
          Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33 ................    $      5,000,000   $      5,094,800
          Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38 ..............           1,600,000          1,645,920
          Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32 ..............           2,505,000          2,598,912
       Virginia State Resources Authority Water and Sewer System Revenue, Tuckahoe
          Service District Project, 5.00%, 11/01/35 ........................................           1,125,000          1,144,676
       York County Sewer Revenue, Pre-Refunded, 5.875%,
          6/01/24 ..........................................................................             500,000            505,000
          6/01/29 ..........................................................................           1,500,000          1,515,000
                                                                                                                   ----------------
                                                                                                                        529,541,622
                                                                                                                   ----------------
       DISTRICT OF COLUMBIA 3.8%
       Metropolitan Washington D.C. Airports Authority Airport System Revenue,
          Refunding, BHAC Insured, 5.00%, 10/01/29 .........................................           3,000,000          3,102,570
          Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ...............................           1,000,000            952,710
          Refunding, Series A, FSA Insured, 5.00%, 10/01/32 ................................          10,000,000          8,880,000
          Series B, FGIC Insured, Pre-Refunded, 5.25%, 10/01/32 ............................           6,655,000          7,492,066
       Metropolitan Washington D.C. Airports Authority General Airport Revenue,
          Refunding, Series A,
       FGIC Insured, 5.00%, 10/01/27 .......................................................           5,000,000          4,669,450
                                                                                                                   ----------------
                                                                                                                         25,096,796
                                                                                                                   ----------------
       U.S. TERRITORIES 14.0%
       PUERTO RICO 13.6%
       Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
          6.00%, 7/01/38 ...................................................................           1,100,000          1,093,939
          Assured Guaranty, 5.00%, 7/01/28 .................................................           7,000,000          6,790,420
       Puerto Rico Commonwealth GO, Public Improvement, Series A,
          5.125%, 7/01/28 ..................................................................           5,000,000          4,446,050
          5.00%, 7/01/29 ...................................................................           8,000,000          6,972,000
          5.125%, 7/01/31 ..................................................................           3,315,000          2,895,619
          5.00%, 7/01/33 ...................................................................             900,000            758,511
          6.00%, 7/01/38 ...................................................................           5,000,000          4,839,600
          Pre-Refunded, 5.125%, 7/01/31 ....................................................           1,685,000          1,831,578
          Pre-Refunded, 5.00%, 7/01/33 .....................................................           1,100,000          1,247,521
       Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
          Series Y,
          Pre-Refunded, 5.50%, 7/01/36 .....................................................           4,500,000          5,442,075
       Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Series D, Pre-Refunded, 5.375%, 7/01/36 ..........................................           5,000,000          5,543,900
          Series D, Pre-Refunded, 5.25%, 7/01/38 ...........................................           3,000,000          3,315,150
          Series G, 5.00%, 7/01/33 .........................................................           1,695,000          1,430,190
          Series G, Pre-Refunded, 5.00%, 7/01/33 ...........................................           3,305,000          3,755,240
       Puerto Rico Electric Power Authority Power Revenue,
          Series HH, FSA Insured, Pre-Refunded, 5.25%, 7/01/29 .............................           5,910,000          6,254,849
          Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35 ............................           3,000,000          3,497,670
          Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30 ............................           1,000,000          1,165,890
          Series TT, 5.00%, 7/01/32 ........................................................          10,000,000          9,197,200
          Series WW, 5.50%, 7/01/38 ........................................................           6,700,000          6,519,703
          Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured,
             5.00%, 8/01/27 ................................................................           2,580,000          2,543,467


                   Quarterly Statements of Investments | 177

Franklin Tax-Free Trust

       FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT         VALUE
       --------------------------------------                                                   ----------------   ----------------
       MUNICIPAL BONDS (CONTINUED)
       U.S. TERRITORIES (CONTINUED)
       PUERTO RICO (CONTINUED)
       Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 .............................................    $      1,315,000   $      1,176,018
          Refunding, Series N, 5.00%, 7/01/32 ..............................................           5,000,000          4,257,850
          Series D, Pre-Refunded, 5.375%, 7/01/33 ..........................................           3,685,000          4,062,528
       Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
          Pre-Refunded, 5.70%, 8/01/25 .....................................................           1,000,000          1,031,690
                                                                                                                   ----------------
                                                                                                                         90,068,658
                                                                                                                   ----------------
       VIRGIN ISLANDS 0.4%
       Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
          Series A, 5.50%,
          10/01/15 .........................................................................           1,500,000          1,463,595
          10/01/18 .........................................................................           1,500,000          1,472,025
                                                                                                                   ----------------
                                                                                                                          2,935,620
                                                                                                                   ----------------
       TOTAL U.S. TERRITORIES                                                                                            93,004,278
                                                                                                                   ----------------
       TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $649,907,437)                                          647,642,696
                                                                                                                   ----------------
       SHORT TERM INVESTMENTS 1.0%
       MUNICIPAL BONDS 1.0%
       VIRGINIA 1.0%
(b)    Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University
          Project,
       Refunding, Daily VRDN and Put, 0.26%, 8/01/31 .......................................           2,300,000          2,300,000
(b)    Virginia Small Business Financing Authority Hospital Revenue, Carilion
          Clinic Obligation,
       Series B, Daily VRDN and Put, 0.26%, 7/01/42 ........................................           4,100,000          4,100,000
                                                                                                                   ----------------
       TOTAL SHORT TERM INVESTMENTS (COST $6,400,000) ......................................                              6,400,000
                                                                                                                   ----------------
       TOTAL INVESTMENTS (COST $656,307,437) 98.4% .........................................                            654,042,696
       OTHER ASSETS, LESS LIABILITIES 1.6% .................................................                             10,840,953
                                                                                                                   ----------------
       NET ASSETS 100.0% ...................................................................                           $664,883,649
                                                                                                                   ================

See Abbreviations on page 183.

(a) The Internal Revenue Service has issued a preliminary adverse determination, ruling that the income generated by the bond is taxable. The issuer of the bond is contesting this determination and, until such time as this is finalized, the Fund will continue to recognize interest income earned on the bond as tax-exempt. The Trust's management believes that the final outcome of this matter will not have a material adverse impact to the Fund and/or its shareholders.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                   See Notes to Statements of Investments.


                   178 | Quarterly Statements of Investments

Franklin Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-four funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                   ALABAMA         ARIZONA        COLORADO
                                                  TAX-FREE        TAX-FREE        TAX-FREE
                                                 INCOME FUND     INCOME FUND     INCOME FUND
                                                ------------   --------------   ------------
Cost of investments .........................   $271,849,952   $1,056,840,517   $594,273,469
                                                ============   ==============   ============
Unrealized appreciation .....................   $  6,711,563   $   35,474,863   $ 18,581,186
Unrealized depreciation .....................    (11,896,641)     (52,044,446)   (29,522,318)
                                                ------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $ (5,185,078)  $  (16,569,583)  $(10,941,132)
                                                ============   ==============   ============


                   Quarterly Statements of Investments | 179

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                  FRANKLIN       FRANKLIN     FRANKLIN FEDERAL
                                                 CONNECTICUT      DOUBLE      INTERMEDIATE-TERM
                                                  TAX-FREE       TAX-FREE          TAX-FREE
                                                 INCOME FUND    INCOME FUND      INCOME FUND
                                                ------------   ------------   -----------------
Cost of investments .........................   $432,713,154   $556,146,019     $1,133,032,918
                                                ============   ============     ==============
Unrealized appreciation .....................   $  9,089,054   $ 13,723,173     $   30,542,088
Unrealized depreciation .....................    (17,520,449)   (47,868,727)       (20,150,561)
                                                ------------   ------------     --------------
Net unrealized appreciation (depreciation) ..   $ (8,431,395)  $(34,145,554)    $   10,391,527
                                                ============   ============     ==============

                                                FRANKLIN FEDERAL      FRANKLIN        FRANKLIN
                                                   LIMITED-TERM        FLORIDA         GEORGIA
                                                     TAX-FREE         TAX-FREE        TAX-FREE
                                                   INCOME FUND       INCOME FUND     INCOME FUND
                                                ----------------   --------------   ------------
Cost of investments .........................     $205,535,941     $1,288,795,063   $393,341,559
                                                  ============     =============    ============
Unrealized appreciation .....................     $  3,619,182     $   49,956,214   $ 12,674,152
Unrealized depreciation .....................         (482,420)       (42,771,558)   (10,748,944)
                                                  ------------     --------------   ------------
Net unrealized appreciation (depreciation) ..     $  3,136,762     $   7,184,656    $  1,925,208
                                                  ============     =============    ============

                                                   FRANKLIN         FRANKLIN        FRANKLIN
                                                  HIGH YIELD         INSURED        KENTUCKY
                                                   TAX-FREE         TAX-FREE        TAX-FREE
                                                  INCOME FUND      INCOME FUND     INCOME FUND
                                                --------------   --------------   ------------
Cost of investments .........................   $6,252,165,499   $2,197,872,607   $167,033,673
                                                ==============   ==============   ============
Unrealized appreciation .....................   $  221,348,724   $   54,361,533   $  4,228,239
Unrealized depreciation .....................     (737,145,595)     (96,888,141)    (5,753,869)
                                                --------------   --------------   ------------
Net unrealized appreciation (depreciation) ..   $ (515,796,871)  $  (42,526,608)  $ (1,525,630)
                                                ==============   ==============   ============

                                                  FRANKLIN       FRANKLIN        FRANKLIN
                                                  LOUISIANA      MARYLAND     MASSACHUSETTS
                                                  TAX-FREE       TAX-FREE        TAX-FREE
                                                 INCOME FUND    INCOME FUND    INCOME FUND
                                                ------------   ------------   ------------
Cost of investments .........................   $329,414,240   $581,384,251   $529,611,704
                                                ============   ============   ============
Unrealized appreciation .....................   $  6,508,086   $ 12,141,328   $ 16,251,828
Unrealized depreciation .....................    (14,569,914)   (41,142,933)   (22,660,012)
                                                ------------   ------------   ------------
Net unrealized appreciation (depreciation) ..   $ (8,061,828)  $(29,001,605)  $ (6,408,184)
                                                ============   ============   ============

                                                   FRANKLIN        FRANKLIN       FRANKLIN
                                                   MICHIGAN        MINNESOTA      MISSOURI
                                                   TAX-FREE        TAX-FREE       TAX-FREE
                                                  INCOME FUND     INCOME FUND   INCOME FUND
                                                --------------   ------------   ------------
Cost of investments .........................   $1,511,723,759   $765,640,163   $840,628,380
                                                ==============   ============   ============
Unrealized appreciation .....................   $   54,051,381   $ 31,207,364   $ 22,952,286
Unrealized depreciation .....................      (51,338,036)    (5,199,781)   (35,877,818)
                                                --------------   ------------   ------------
Net unrealized appreciation (depreciation) ..   $    2,713,345   $ 26,007,583   $(12,925,532)
                                                ==============   ============   ============


                   180 | Quarterly Statements of Investments

Franklin Tax-Free Trust

3. INCOME TAXES (CONTINUED)

                                                   FRANKLIN         FRANKLIN         FRANKLIN
                                                  NEW JERSEY     NORTH CAROLINA        OHIO
                                                   TAX-FREE         TAX-FREE         TAX-FREE
                                                  INCOME FUND      INCOME FUND      INCOME FUND
                                                --------------   --------------   --------------
Cost of investments .........................   $1,410,733,279    $972,300,612    $1,387,354,727
                                                ==============    ============    ==============
Unrealized appreciation .....................   $   52,307,763    $ 21,161,636    $   57,969,283
Unrealized depreciation .....................      (61,034,069)    (31,500,451)      (26,310,787)
                                                --------------    ------------    --------------
Net unrealized appreciation (depreciation) ..   $   (8,726,306)   $(10,338,815)   $   31,658,496
                                                ==============    ============    ==============

                                                  FRANKLIN         FRANKLIN        FRANKLIN
                                                   OREGON        PENNSYLVANIA      VIRGINIA
                                                  TAX-FREE         TAX-FREE        TAX-FREE
                                                 INCOME FUND      INCOME FUND     INCOME FUND
                                                ------------    --------------   ------------
Cost of investments .........................   $955,425,946    $1,047,771,498   $656,274,831
                                                ============    ==============   ============
Unrealized appreciation .....................   $ 36,992,970    $   36,378,923   $ 18,309,154
Unrealized depreciation .....................    (32,902,751)      (42,057,920)   (20,541,289)
                                                ------------    --------------   ------------
Net unrealized appreciation (depreciation) ..   $  4,090,219    $   (5,678,997)  $ (2,232,135)
                                                ============    ==============   ============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At May 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.


                   Quarterly Statements of Investments | 181

Franklin Tax-Free Trust

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.


                   182 | Quarterly Statements of Investments

Franklin Tax-Free Trust

ABBREVIATIONS

SELECTED PORTFOLIO

1915 ACT     - Improvement Bond Act of 1915
ABAG         - The Association of Bay Area Governments
ACA          - American Capital Access Holdings Inc.
AD           - Assessment District
AMBAC        - American Municipal Bond Assurance Corp.
BAN          - Bond Anticipation Note
BHAC         - Berkshire Hathaway Assurance Corp.
BIG          - Bond Investors Guaranty Insurance Co. (acquired by MBIA in 1989 and no longer does business under this name)
CDA          - Community Development Authority/Agency
CDD          - Community Development District
CDR          - Community Development Revenue
CFD          - Community Facilities District
CIFG         - CDC IXIS Financial Guaranty
COP          - Certificate of Participation
CRDA         - Community Redevelopment Authority/Agency
EDA          - Economic Development Authority
EDC          - Economic Development Corp.
EDR          - Economic Development Revenue
ETM          - Escrow to Maturity
FGIC         - Financial Guaranty Insurance Co.
FHA          - Federal Housing Authority/Agency
FICO         - Financing Corp.
FNMA         - Federal National Mortgage Association
FSA          - Financial Security Assurance Inc.
GARBS        - General Airport Revenue Bonds
GNMA         - Government National Mortgage Association
GO           - General Obligation
HDA          - Housing Development Authority/Agency
HDC          - Housing Development Corp.
HFA          - Housing Finance Authority/Agency
HFAR         - Housing Finance Authority Revenue
HFC          - Housing Finance Corp.
HMR          - Home Mortgage Revenue
ID           - Improvement District
IDA          - Industrial Development Authority/Agency
IDAR         - Industrial Development Authority Revenue
IDB          - Industrial Development Bond/Board
IDR          - Industrial Development Revenue
ISD          - Independent School District
MAC          - Municipal Assistance Corp.
MBIA         - Municipal Bond Investors Assurance Corp. (effective February 18,
               2009, MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MBS          - Mortgage-Backed Security
MF           - Multi-Family MFH - Multi-Family Housing
MFHR         - Multi-Family Housing Revenue
MFMR         - Multi-Family Mortgage Revenue
MFR          - Multi-Family Revenue
MTA          - Metropolitan Transit Authority
NATL         - National Public Financial Guarantee Corp.
PBA          - Public Building Authority
PCC          - Pollution Control Corp.
PCFA         - Pollution Control Financing Authority
PCR          - Pollution Control Revenue
PFA          - Public Financing Authority
PFAR         - Public Financing Authority Revenue
PUD          - Public Utility District
RDA          - Redevelopment Agency/Authority
RDAR         - Redevelopment Agency Revenue
RMR          - Residential Mortgage Revenue
SF           - Single Family
SFHR         - Single Family Housing Revenue
SFM          - Single Family Mortgage
SFMR         - Single Family Mortgage Revenue
SFR          - Single Family Revenue
TRAN         - Tax and Revenue Anticipation Note
UHSD         - Unified/Union High School District
USD          - Unified/Union School District
VHA          - Volunteer Hospital of America
XLCA         - XL Capital Assurance

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 183

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
   ------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  July 27, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  July 27, 2009